UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2024

Item 1.

Reports to Stockholders

Fidelity® Government Income Fund

Semi-Annual Report
February 29, 2024
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 29, 2024 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and its pro-rata share of investments in Fidelity's Central Funds, other than the Money Market Central Funds.
Coupon Distribution (% of Fund's Investments)

Zero coupon bonds	0.0
0.01 - 0.99%	4.2
1 - 1.99%	8.9
2 - 2.99%	30.9
3 - 3.99%	20.2
4 - 4.99%	15.2
5 - 5.99%	4.2
6 - 6.99%	6.3
7 - 7.99%	0.0
8 - 8.99%	0.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Percentages shown as 0.0% may reflect amounts less than 0.05%.
Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (4.8)%
Futures and Swaps - 6.4%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional. fidelity.com, as applicable.

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 47.6%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency Obligations - 0.2%
Tennessee Valley Authority:
5.25% 9/15/39	2,235	2,313
5.375% 4/1/56	2,737	2,908
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		5,221
U.S. Treasury Obligations - 47.1%
U.S. Treasury Bonds:
2% 8/15/51	62,512	38,496
2.375% 2/15/42	353	259
2.5% 2/15/45	22,121	16,034
2.875% 5/15/49	4,458	3,371
3% 2/15/49	95,774	74,210
3.625% 2/15/53	86,159	75,329
3.625% 5/15/53	11,120	9,729
4.125% 8/15/53	24,400	23,359
4.375% 8/15/43	132,480	129,705
4.75% 2/15/37	13,733	14,506
U.S. Treasury Notes:
0.25% 9/30/25	870	811
0.25% 10/31/25	14,460	13,426
0.75% 8/31/26	125,830	114,781
1.125% 10/31/26	47,300	43,352
1.125% 8/31/28	104,478	91,035
1.5% 1/31/27	22,230	20,464
1.625% 9/30/26	1,028	958
2.25% 3/31/26	928	885
2.5% 2/28/26	25,808	24,774
2.5% 3/31/27	46,600	44,062
2.625% 5/31/27	45,180	42,766
2.625% 7/31/29	39,109	36,018
2.75% 4/30/27	40,000	38,061
2.75% 7/31/27	33,510	31,787
2.75% 8/15/32	12,060	10,767
2.875% 5/15/32	28,790	26,021
3.5% 1/31/28	5,750	5,577
3.75% 5/31/30	55,440	53,827
3.75% 6/30/30	26,780	25,992
3.875% 1/15/26	10,020	9,877
4% 1/15/27	14,790	14,617
4% 2/15/27	97,910	97,107
4% 7/31/30	6,990	6,880
4% 1/31/31	5,660	5,568
4.125% 6/15/26	27,990	27,730
4.125% 10/31/27	24,500	24,299
4.125% 8/31/30	1,950	1,932
4.125% 11/15/32	6,702	6,631
4.375% 12/15/26	2,400	2,395
4.625% 11/15/26	36,520	36,657
TOTAL U.S. TREASURY OBLIGATIONS		1,244,055
Other Government Related - 0.3%
Private Export Funding Corp. Secured 1.75% 11/15/24	8,660	8,445
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,352,533)		1,257,721

U.S. Government Agency - Mortgage Securities - 44.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 15.2%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.360% 5.615% 10/1/35 (b)(c)	5	6
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.440% 3.945% 4/1/37 (b)(c)	1	1
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 6.085% 1/1/35 (b)(c)	3	3
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.470% 5.058% 10/1/33 (b)(c)	14	14
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 5.73% 7/1/34 (b)(c)	6	7
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 5.755% 1/1/35 (b)(c)	2	2
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.510% 7.316% 2/1/33 (b)(c)	12	12
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.461% 12/1/34 (b)(c)	14	14
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.484% 3/1/36 (b)(c)	60	61
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.785% 3/1/35 (b)(c)	12	12
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.131% 2/1/44 (b)(c)	20	20
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.241% 5/1/44 (b)(c)	31	32
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.803% 6/1/36 (b)(c)	15	15
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.3% 9/1/33 (b)(c)	24	24
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.308% 10/1/33 (b)(c)	7	7
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 4.065% 3/1/37 (b)(c)	78	79
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 5.319% 2/1/44 (b)(c)	52	53
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 7.359% 7/1/35 (b)(c)	9	9
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.570% 4.599% 4/1/44 (b)(c)	96	99
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.580% 4.08% 4/1/44 (b)(c)	37	38
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.580% 5.83% 1/1/44 (b)(c)	54	55
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.620% 5.608% 3/1/33 (b)(c)	8	8
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.630% 5.815% 9/1/36 (b)(c)	1	1
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.422% 11/1/36 (b)(c)	11	12
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.864% 5/1/35 (b)(c)	2	2
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.895% 6/1/47 (b)(c)	15	15
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.680% 5.741% 7/1/43 (b)(c)	20	20
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.700% 5.144% 6/1/42 (b)(c)	43	44
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 5.842% 3/1/40 (b)(c)	127	130
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.740% 5.519% 5/1/36 (b)(c)	23	24
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 5.649% 7/1/35 (b)(c)	22	22
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 8/1/41 (b)(c)	4	4
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.770% 5.995% 2/1/37 (b)(c)	23	23
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.05% 7/1/41 (b)(c)	18	19
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.051% 12/1/40 (b)(c)	75	77
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.055% 1/1/42 (b)(c)	134	136
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 4.519% 2/1/42 (b)(c)	84	86
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.05% 7/1/41 (b)(c)	32	33
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.06% 12/1/39 (b)(c)	1	1
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.068% 9/1/41 (b)(c)	16	17
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 4.757% 2/1/35 (b)(c)	4	4
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 6.08% 10/1/41 (b)(c)	14	14
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.850% 4.429% 4/1/36 (b)(c)	18	18
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.890% 5.582% 8/1/35 (b)(c)	16	16
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 5.771% 7/1/37 (b)(c)	4	4
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 5.418% 9/1/35 (b)(c)	0	0
U.S. TREASURY 1 YEAR INDEX + 2.180% 6.079% 7/1/36 (b)(c)	2	2
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (b)(c)	12	12
U.S. TREASURY 1 YEAR INDEX + 2.270% 6.395% 6/1/36 (b)(c)	2	2
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.404% 10/1/33 (b)(c)	19	19
U.S. TREASURY 1 YEAR INDEX + 2.460% 5.988% 7/1/34 (b)(c)	2	2
1.5% 11/1/35 to 1/1/51	47,788	37,859
2% 2/1/28 to 2/1/52	143,571	122,910
2.5% 1/1/28 to 12/1/51	75,016	65,753
3% 1/1/28 to 2/1/52	60,897	53,707
3.4% 8/1/42 to 9/1/42	24	22
3.5% 5/1/35 to 3/1/52 (d)	61,138	54,936
3.5% 12/1/46	4,230	3,889
4% 3/1/36 to 4/1/49	6,486	6,107
4.25% 11/1/41	5	5
4.5% to 4.5% 6/1/24 to 2/1/49	2,837	2,757
5% 10/1/29 to 12/1/52	22,144	21,792
5.29% 8/1/41 (b)	51	50
5.5% 8/1/25 to 11/1/52	10,070	9,981
6% to 6% 9/1/29 to 9/1/53	14,062	14,317
6% 11/1/53	1,300	1,310
6.5% 10/1/24 to 9/1/53	5,143	5,315
6.705% 2/1/39 (b)	23	23
7% to 7% 12/1/24 to 10/1/32	14	15
7.5% to 7.5% 9/1/25 to 11/1/31	9	9
TOTAL FANNIE MAE		402,087
Freddie Mac - 10.7%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.120% 5.029% 8/1/37 (b)(c)	2	2
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.320% 5.575% 1/1/36 (b)(c)	6	6
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.370% 5.625% 3/1/36 (b)(c)	4	4
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 5.824% 3/1/36 (b)(c)	3	3
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.660% 5.165% 1/1/37 (b)(c)	5	5
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.660% 6.04% 7/1/36 (b)(c)	19	19
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.660% 7.54% 7/1/35 (b)(c)	3	3
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 12/1/40 (b)(c)	28	29
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 7/1/41 (b)(c)	7	7
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 9/1/41 (b)(c)	242	246
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 5.239% 4/1/36 (b)(c)	2	2
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.255% 4/1/41 (b)(c)	7	7
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.489% 10/1/36 (b)(c)	33	34
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 9/1/41 (b)(c)	22	22
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 10/1/41 (b)(c)	301	307
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.900% 6.008% 10/1/42 (b)(c)	103	105
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.213% 5/1/41 (b)(c)	46	48
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.568% 5/1/41 (b)(c)	54	55
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.699% 6/1/41 (b)(c)	45	46
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.16% 6/1/41 (b)(c)	16	17
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.990% 6% 10/1/35 (b)(c)	17	17
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.010% 7.885% 5/1/37 (b)(c)	3	3
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 4.936% 4/1/38 (b)(c)	2	2
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 7.885% 6/1/37 (b)(c)	7	7
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (b)(c)	1	1
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 6.256% 7/1/36 (b)(c)	105	107
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.200% 6.45% 12/1/36 (b)(c)	2	2
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.680% 8.249% 10/1/35 (b)(c)	11	11
U.S. TREASURY 1 YEAR INDEX + 2.030% 5.183% 6/1/33 (b)(c)	23	23
U.S. TREASURY 1 YEAR INDEX + 2.230% 5.062% 4/1/34 (b)(c)	8	8
U.S. TREASURY 1 YEAR INDEX + 2.260% 5.231% 6/1/33 (b)(c)	6	6
U.S. TREASURY 1 YEAR INDEX + 2.430% 6.385% 3/1/35 (b)(c)	11	11
U.S. TREASURY 1 YEAR INDEX + 2.540% 5.875% 7/1/35 (b)(c)	124	126
1.5% 11/1/35 to 2/1/51	40,367	30,917
2% 5/1/35 to 4/1/52	41,361	35,200
2.5% 1/1/28 to 1/1/52 (e)	74,711	65,374
3% 6/1/31 to 3/1/52	21,805	19,095
3.5% 3/1/32 to 3/1/52	36,690	33,272
3.5% 7/1/42	1,112	1,024
3.5% 7/1/42	493	454
3.5% 9/1/42	1,444	1,329
3.5% 11/1/42	437	402
4% 1/1/36 to 2/1/50	6,017	5,688
4% 4/1/48	2	2
4.5% 6/1/25 to 10/1/48	1,782	1,731
5% 8/1/33 to 12/1/52	22,026	21,654
5.5% 10/1/52 to 3/1/53 (e)(f)	18,109	18,174
6% 2/1/29 to 11/1/53	18,288	18,578
6.5% 5/1/26 to 10/1/53	27,994	28,890
7% 8/1/26 to 9/1/36	18	19
7.5% 1/1/27 to 11/1/30	0	0
8% 7/1/24 to 8/1/30	0	0
8.5% 8/1/26 to 8/1/27	0	0
TOTAL FREDDIE MAC		283,094
Ginnie Mae - 12.7%
3.5% 11/15/40 to 12/20/49	2,169	2,001
4% 8/15/39 to 5/20/49	7,967	7,552
4.5% 6/20/33 to 6/20/41	1,308	1,274
5.5% 10/15/35 to 9/15/39	38	39
7% to 7% 1/15/28 to 8/15/32	12	12
7.5% to 7.5% 9/15/25 to 1/15/31	3	3
8% 9/15/24 to 12/15/27	0	0
8.5% 8/15/29 to 1/15/31	0	0
2% 11/20/50 to 1/20/52	23,471	19,108
2% 3/1/54 (g)	5,950	4,842
2% 3/1/54 (g)	4,250	3,459
2% 3/1/54 (g)	5,800	4,720
2% 3/1/54 (g)	3,350	2,726
2% 3/1/54 (g)	5,100	4,150
2% 3/1/54 (g)	4,450	3,621
2% 3/1/54 (g)	12,300	10,010
2% 3/1/54 (g)	8,300	6,755
2% 3/1/54 (g)	6,300	5,127
2% 3/1/54 (g)	2,000	1,628
2% 3/1/54 (g)	26,400	21,484
2% 3/1/54 (g)	18,600	15,137
2% 4/1/54 (g)	20,800	16,939
2% 4/1/54 (g)	2,075	1,690
2% 4/1/54 (g)	1,325	1,079
2% 4/1/54 (g)	10,600	8,632
2% 4/1/54 (g)	22,100	17,997
2% 4/1/54 (g)	44,250	36,035
2% 4/1/54 (g)	1,650	1,344
2.5% 6/20/51 to 12/20/51	40,905	34,294
3% 5/15/42 to 2/20/50	875	781
5% 9/20/33 to 4/20/48	728	727
5.47% 8/20/59 (b)(h)	1	1
6% 11/20/31 to 5/15/40	1,305	1,339
6% 3/1/54 (g)	7,500	7,539
6.5% 3/20/31 to 8/15/36	7	7
6.5% 3/1/54 (g)	8,700	8,819
6.5% 3/1/54 (g)	9,050	9,174
6.5% 3/1/54 (g)	8,000	8,109
6.5% 3/1/54 (g)	14,700	14,901
6.5% 3/1/54 (g)	21,000	21,287
6.5% 4/1/54 (g)	9,050	9,167
6.5% 4/1/54 (g)	20,900	21,171
TOTAL GINNIE MAE		334,680
Uniform Mortgage Backed Securities - 6.2%
2% 3/1/54 (g)	19,900	15,642
2% 3/1/54 (g)	20,300	15,957
2.5% 3/1/54 (g)	425	349
2.5% 3/1/54 (g)	1,375	1,130
2.5% 3/1/54 (g)	700	575
2.5% 3/1/54 (g)	675	555
2.5% 4/1/54 (g)	1,100	905
3% 3/1/54 (g)	20,000	17,111
3% 3/1/54 (g)	30,300	25,923
5.5% 3/1/54 (g)	2,325	2,300
6% 3/1/54 (g)	15,800	15,869
6.5% 3/1/54 (g)	5,200	5,291
6.5% 3/1/54 (g)	15,200	15,466
6.5% 3/1/54 (g)	11,100	11,294
6.5% 3/1/54 (g)	4,900	4,986
6.5% 3/1/54 (g)	14,500	14,754
6.5% 3/1/54 (g)	14,800	15,059
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		163,166
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,223,001)		1,183,027

Collateralized Mortgage Obligations - 12.8%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency - 12.8%
Fannie Mae:
floater:
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 3.64% 4/25/24 (b)(c)	0	0
Series 2001-38 Class QF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.090% 6.4161% 8/25/31 (b)(c)	21	21
Series 2002-18 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2361% 2/25/32 (b)(c)	0	0
Series 2002-39 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4389% 3/18/32 (b)(c)	1	1
Series 2002-49 Class FB, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.710% 6.0389% 11/18/31 (b)(c)	17	17
Series 2002-60 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4361% 4/25/32 (b)(c)	9	9
Series 2002-63 Class FN, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4361% 10/25/32 (b)(c)	1	1
Series 2002-7 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.860% 6.1861% 1/25/32 (b)(c)	0	0
Series 2002-74 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 5.8861% 11/25/32 (b)(c)	15	14
Series 2002-75 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4361% 11/25/32 (b)(c)	16	16
Series 2003-118 Class S, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6639% 12/25/33 (b)(i)(j)	17	2
Series 2006-104 Class GI, 6.560% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2439% 11/25/36 (b)(i)(j)	12	1
Series 2010-15 Class FJ, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.040% 6.3661% 6/25/36 (b)(c)	1,476	1,481
planned amortization class:
Series 1996-28 Class PK, 6.5% 7/25/25	0	0
Series 1999-17 Class PG, 6% 4/25/29	4	4
Series 1999-32 Class PL, 6% 7/25/29	5	5
Series 1999-33 Class PK, 6% 7/25/29	4	4
Series 2001-52 Class YZ, 6.5% 10/25/31	1	1
Series 2003-70 Class BJ, 5% 7/25/33	27	27
Series 2005-102 Class CO 11/25/35 (k)	3	3
Series 2005-64 Class PX, 5.5% 6/25/35	39	39
Series 2005-68 Class CZ, 5.5% 8/25/35	1,373	1,374
Series 2005-73 Class SA, 17.500% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.4161% 8/25/35 (b)(c)(j)	1	1
Series 2005-81 Class PC, 5.5% 9/25/35	10	10
Series 2006-12 Class BO 10/25/35 (k)	12	10
Series 2006-15 Class OP 3/25/36 (k)	17	14
Series 2006-37 Class OW 5/25/36 (k)	2	1
Series 2006-45 Class OP 6/25/36 (k)	160	126
Series 2006-62 Class KP 4/25/36 (k)	8	7
Series 2010-118 Class PB, 4.5% 10/25/40	1,518	1,477
Series 2012-149:
Class DA, 1.75% 1/25/43	278	251
Class GA, 1.75% 6/25/42	313	282
Series 2012-93 Class QW, 5% 1/25/42	65	64
Series 2017-1 Class JP, 3.5% 4/25/45	436	415
Series 2017-22 Class JN, 4.5% 4/25/46	1,020	992
Series 2019-52 Class M, 3.5% 3/25/49	139	133
Series 2019-64 Class MJ, 4.5% 6/25/49	1,741	1,669
Series 2019-74 Class LB, 3% 10/25/49	804	713
Series 2021-26 Class HC, 1% 11/25/49	7,802	6,483
Series 2021-65 Class MA, 2% 8/25/51	6,712	5,683
Series 2022-2 Class TH, 2.5% 2/25/52	1,142	1,011
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	1	1
Series 1999-25 Class Z, 6% 6/25/29	4	4
Series 2001-20 Class Z, 6% 5/25/31	5	5
Series 2001-31 Class ZC, 6.5% 7/25/31	2	2
Series 2002-16 Class ZD, 6.5% 4/25/32	2	2
Series 2002-74 Class SV, 7.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.1139% 11/25/32 (b)(i)(j)	3	0
Series 2004-52 Class KZ, 5.5% 7/25/34	133	132
Series 2004-91 Class Z, 5% 12/25/34	1,300	1,277
Series 2005-117 Class JN, 4.5% 1/25/36	59	58
Series 2005-14 Class ZB, 5% 3/25/35	402	395
Series 2006-72 Class CY, 6% 8/25/26	220	220
Series 2009-59 Class HB, 5% 8/25/39	622	615
Series 2012-67 Class AI, 4.5% 7/25/27 (i)	3	0
Series 2017-89 Class KV, 3.5% 8/25/47	2,281	2,227
Series 2020-101 Class BA, 1.5% 9/25/45	2,910	2,463
Series 2020-49 Class JA, 2% 8/25/44	1,036	931
Series 2020-51 Class BA, 2% 6/25/46	3,289	2,803
Series 2020-67 Class KZ, 3.25% 9/25/40	10,942	9,905
Series 2020-75 Class HA, 1.5% 12/25/44	10,984	9,313
Series 2021-68 Class A, 2% 7/25/49	2,133	1,663
Series 2021-85 Class L, 2.5% 8/25/48	1,170	1,010
Series 2021-96 Class HA, 2.5% 2/25/50	1,867	1,603
Series 2022-1 Class KA, 3% 5/25/48	1,895	1,695
Series 2022-3:
Class G, 2% 11/25/47	48,829	41,388
Class N, 2% 10/25/47	15,291	13,023
Series 2022-4 Class B, 2.5% 5/25/49	1,372	1,183
Series 2022-49 Class TE, 4.5% 12/25/48	14,306	13,781
Series 2022-5:
Class 0, 2.5% 6/25/48	1,978	1,719
Class BA, 2.5% 12/25/49	1,616	1,367
Series 2022-65 Class GA, 5% 4/25/46	14,386	13,892
Series 2022-7 Class A, 3% 5/25/48	2,702	2,416
Series 06-116 Class SG, 6.520% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2039% 12/25/36 (b)(i)(j)	8	1
Series 07-40 Class SE, 6.320% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.0039% 5/25/37 (b)(i)(j)	4	0
Series 2003-21 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6639% 3/25/33 (b)(i)(j)	1	0
Series 2005-72 Class ZC, 5.5% 8/25/35	67	67
Series 2005-79 Class ZC, 5.9% 9/25/35	40	40
Series 2007-57 Class SA, 40.600% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 8.0032% 6/25/37 (b)(c)(j)	4	4
Series 2007-66:
Class SA, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9832% 7/25/37 (b)(c)(j)	5	6
Class SB, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9832% 7/25/37 (b)(c)(j)	2	2
Series 2010-135 Class ZA, 4.5% 12/25/40	16	16
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	38	0
Series 2010-150 Class ZC, 4.75% 1/25/41	152	148
Series 2010-39 Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.030% 6.3561% 3/25/36 (b)(c)	999	1,002
Series 2010-95 Class ZC, 5% 9/25/40	319	316
Series 2011-39 Class ZA, 6% 11/25/32	19	20
Series 2011-4 Class PZ, 5% 2/25/41	49	46
Series 2011-67 Class AI, 4% 7/25/26 (i)	8	0
Series 2012-100 Class WI, 3% 9/25/27 (i)	46	2
Series 2012-27 Class EZ, 4.25% 3/25/42	2,383	2,240
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1139% 6/25/41 (b)(i)(j)	5	0
Series 2013-133 Class IB, 3% 4/25/32 (i)	14	0
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.6139% 1/25/44 (b)(i)(j)	20	2
Series 2013-51 Class GI, 3% 10/25/32 (i)	20	1
Series 2013-N1 Class A, 6.600% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2839% 6/25/35 (b)(i)(j)	23	2
Series 2015-42 Class IL, 6% 6/25/45 (i)	116	19
Series 2015-70 Class JC, 3% 10/25/45	129	120
Series 2016-26 Class CG, 3% 5/25/46	4,334	4,025
Series 2017-30 Class AI, 5.5% 5/25/47 (i)	65	11
Series 2018-45 Class GI, 4% 6/25/48 (i)	778	163
Series 2020-45 Class JL, 3% 7/25/40	668	597
Series 2021-59 Class H, 2% 6/25/48	1,200	961
Series 2021-66:
Class DA, 2% 1/25/48	1,302	1,047
Class DM, 2% 1/25/48	1,383	1,112
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (i)	4	1
Series 343 Class 16, 5.5% 5/25/34 (i)	4	1
Series 348 Class 14, 6.5% 8/25/34 (b)(i)	3	0
Series 351:
Class 12, 5.5% 4/25/34 (b)(i)	2	0
Class 13, 6% 3/25/34 (i)	2	0
Series 359 Class 19, 6% 7/25/35 (b)(i)	2	0
Series 384 Class 6, 5% 7/25/37 (i)	17	3
Freddie Mac:
floater:
Series 2412 Class FK, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2392% 1/15/32 (b)(c)	0	0
Series 2423 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3392% 3/15/32 (b)(c)	1	1
Series 2424 Class FM, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4392% 3/15/32 (b)(c)	0	0
Series 2432:
Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3392% 6/15/31 (b)(c)	1	1
Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3392% 3/15/32 (b)(c)	0	0
Series 2526 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.510% 5.8392% 11/15/32 (b)(c)	6	6
Series 2530 Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.710% 6.0392% 2/15/32 (b)(c)	10	10
Series 2682 Class FB, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3392% 10/15/33 (b)(c)	545	546
Series 2711 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3392% 2/15/33 (b)(c)	366	366
floater planned amortization class Series 2770 Class FH, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.510% 5.8392% 3/15/34 (b)(c)	133	131
planned amortization class:
Series 2021-5122 Class TE, 1.5% 6/25/51	4,350	3,515
Series 2022-5213 Class JM, 3.5% 9/25/51	6,640	6,234
Series 2022-5214 Class CG, 3.5% 4/25/52	2,175	2,007
Series 2022-5220 Class PK, 3.5% 1/25/51	2,960	2,759
Series 2022-5224 Class DQ, 3.75% 8/25/44	3,727	3,516
Series 2095 Class PE, 6% 11/15/28	5	5
Series 2101 Class PD, 6% 11/15/28	3	3
Series 2121 Class MG, 6% 2/15/29	2	2
Series 2131 Class BG, 6% 3/15/29	15	15
Series 2137 Class PG, 6% 3/15/29	2	3
Series 2154 Class PT, 6% 5/15/29	4	4
Series 2162 Class PH, 6% 6/15/29	1	1
Series 2520 Class BE, 6% 11/15/32	8	9
Series 2682 Class LD, 4.5% 10/15/33	121	119
Series 2693 Class MD, 5.5% 10/15/33	18	18
Series 2802 Class OB, 6% 5/15/34	15	15
Series 2996 Class MK, 5.5% 6/15/35	5	5
Series 3002 Class NE, 5% 7/15/35	19	19
Series 3110 Class OP 9/15/35 (k)	4	3
Series 3119 Class PO 2/15/36 (k)	19	16
Series 3121 Class KO 3/15/36 (k)	3	3
Series 3123 Class LO 3/15/36 (k)	11	9
Series 3145 Class GO 4/15/36 (k)	12	9
Series 3189 Class PD, 6% 7/15/36	18	18
Series 3225 Class EO 10/15/36 (k)	6	5
Series 3258 Class PM, 5.5% 12/15/36	6	7
Series 3415 Class PC, 5% 12/15/37	170	167
Series 3806 Class UP, 4.5% 2/15/41	40	39
Series 3832 Class PE, 5% 3/15/41	78	77
Series 3857 Class ZP, 5% 5/15/41	3,922	3,882
Series 4135 Class AB, 1.75% 6/15/42	239	216
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	2	2
Series 2004-2802 Class ZG, 5.5% 5/15/34	1,636	1,653
Series 2020-5018:
Class LC, 3% 10/25/40	4,490	4,017
Class LT, 3.25% 10/25/40	11,323	10,233
Class LY, 3% 10/25/40	3,412	3,052
Series 2021-5137 Class TA, 2% 3/25/39	10,863	9,500
Series 2021-5175 Class CB, 2.5% 4/25/50	6,720	5,771
Series 2021-5180 Class KA, 2.5% 10/25/47	1,360	1,187
Series 2022-5189 Class DA, 2.5% 5/25/49	1,451	1,236
Series 2022-5190 Class BA, 2.5% 11/25/47	1,392	1,214
Series 2022-5191 Class CA, 2.5% 4/25/50	1,603	1,367
Series 2022-5197 Class DA, 2.5% 11/25/47	1,057	922
Series 2022-5198 Class BA, 2.5% 11/25/47	5,147	4,563
Series 2022-5200 Class LA, 3% 10/25/48	2,485	2,244
Series 2022-5202 Class LB, 2.5% 10/25/47	1,128	986
Series 2135 Class JE, 6% 3/15/29	1	1
Series 2145 Class MZ, 6.5% 4/15/29	15	15
Series 2274 Class ZM, 6.5% 1/15/31	2	2
Series 2281 Class ZB, 6% 3/15/30	3	3
Series 2303 Class ZV, 6% 4/15/31	10	10
Series 2357 Class ZB, 6.5% 9/15/31	27	27
Series 2502 Class ZC, 6% 9/15/32	3	3
Series 2519 Class ZD, 5.5% 11/15/32	5	5
Series 2587 Class AD, 4.71% 3/15/33	378	373
Series 2877 Class ZD, 5% 10/15/34	1,597	1,571
Series 2998 Class LY, 5.5% 7/15/25	2	2
Series 3007 Class EW, 5.5% 7/15/25	172	172
Series 3871 Class KB, 5.5% 6/15/41	4,194	4,282
Series 3889 Class DZ, 4% 1/15/41	11,584	10,968
Series 06-3115 Class SM, 6.480% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1608% 2/15/36 (b)(i)(j)	6	0
Series 2013-4281 Class AI, 4% 12/15/28 (i)	3	0
Series 2017-4683 Class LM, 3% 5/15/47	164	154
Series 2020-5041 Class LB, 3% 11/25/40	7,645	6,845
Series 2021-5083 Class VA, 1% 8/15/38	14,620	13,624
Series 2021-5176 Class AG, 2% 1/25/47	5,055	4,312
Series 2021-5182 Class A, 2.5% 10/25/48	8,824	7,680
Series 2022-5236 Class P, 5% 4/25/48	2,208	2,182
Series 2022-5266 Class CD, 4.5% 10/25/44	1,554	1,515
Series 2933 Class ZM, 5.75% 2/15/35	90	91
Series 2935 Class ZK, 5.5% 2/15/35	68	68
Series 2947 Class XZ, 6% 3/15/35	34	35
Series 2996 Class ZD, 5.5% 6/15/35	58	59
Series 3237 Class C, 5.5% 11/15/36	79	79
Series 3244 Class SG, 6.540% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2208% 11/15/36 (b)(i)(j)	25	2
Series 3336 Class LI, 6.460% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1408% 6/15/37 (b)(i)(j)	17	2
Series 3843 Class PZ, 5% 4/15/41	2,611	2,587
Series 3949 Class MK, 4.5% 10/15/34	13	13
Series 4055 Class BI, 3.5% 5/15/31 (i)	9	0
Series 4314 Class AI, 5% 3/15/34 (i)	2	0
Series 4427 Class LI, 3.5% 2/15/34 (i)	56	3
Series 4471 Class PA 4% 12/15/40	50	49
target amortization class:
Series 2007-3366 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.6892% 5/15/37 (b)(c)	22	21
Series 2156 Class TC, 6.25% 5/15/29	1	1
Freddie Mac Manufactured Housing participation certificates guaranteed sequential payer:
Series 2043 Class ZH, 6% 4/15/28	2	2
Series 2056 Class Z, 6% 5/15/28	4	4
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer:
Series 2021-5159 Class GC, 2% 11/25/47	1,088	915
Series 4341 Class ML, 3.5% 11/15/31	1,973	1,888
Series 4386 Class AZ, 4.5% 11/15/40	184	177
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.2542% 6/16/37 (b)(i)(j)	11	1
Series 2007-59 Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9343% 7/20/37 (b)(c)	78	78
Series 2008-2 Class FD, CME Term SOFR 1 Month Index + 0.590% 5.9143% 1/20/38 (b)(c)	79	78
Series 2008-73 Class FA, CME Term SOFR 1 Month Index + 0.970% 6.2943% 8/20/38 (b)(c)	544	546
Series 2008-83 Class FB, CME Term SOFR 1 Month Index + 1.010% 6.3343% 9/20/38 (b)(c)	395	397
Series 2009-108 Class CF, CME Term SOFR 1 Month Index + 0.710% 6.0358% 11/16/39 (b)(c)	396	392
Series 2009-116 Class KF, CME Term SOFR 1 Month Index + 0.640% 5.9658% 12/16/39 (b)(c)	63	62
Series 2010-H03 Class FA, CME Term SOFR 1 Month Index + 0.660% 6.0011% 3/20/60 (b)(c)(h)	73	73
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7811% 7/20/60 (b)(c)(h)	791	787
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7629% 9/20/60 (b)(c)(h)	723	718
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7629% 8/20/60 (b)(c)(h)	656	652
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.8429% 12/20/60 (b)(c)(h)	339	337
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9629% 12/20/60 (b)(c)(h)	269	268
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9629% 2/20/61 (b)(c)(h)	225	224
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.9529% 2/20/61 (b)(c)(h)	339	338
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9629% 4/20/61 (b)(c)(h)	259	258
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.9629% 5/20/61 (b)(c)(h)	328	327
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9629% 5/20/61 (b)(c)(h)	304	303
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.9929% 6/20/61 (b)(c)(h)	326	325
Series 2011-H20 Class FA, CME Term SOFR 1 Month Index + 0.660% 6.0129% 9/20/61 (b)(c)(h)	1,620	1,616
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0629% 10/20/61 (b)(c)(h)	1,052	1,050
Series 2012-98 Class FA, CME Term SOFR 1 Month Index + 0.510% 5.8343% 8/20/42 (b)(c)	86	84
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1629% 11/20/61 (b)(c)(h)	1,128	1,127
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1629% 1/20/62 (b)(c)(h)	548	548
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0929% 1/20/62 (b)(c)(h)	1,044	1,042
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0929% 3/20/62 (b)(c)(h)	504	503
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 6.1129% 5/20/61 (b)(c)(h)	18	18
Series 2013-H19 Class FC, CME Term SOFR 1 Month Index + 0.600% 6.0629% 8/20/63 (b)(c)(h)	77	77
Series 2014-H02 Class FB, CME Term SOFR 1 Month Index + 0.650% 6.1129% 12/20/63 (b)(c)(h)	3,271	3,265
Series 2014-H03 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0629% 1/20/64 (b)(c)(h)	1,200	1,197
Series 2014-H05 Class FB, CME Term SOFR 1 Month Index + 0.710% 6.0629% 12/20/63 (b)(c)(h)	50	50
Series 2014-H11 Class BA, CME Term SOFR 1 Month Index + 0.610% 5.9629% 6/20/64 (b)(c)(h)	82	81
Series 2015-H13 Class FL, CME Term SOFR 1 Month Index + 0.390% 5.7429% 5/20/63 (b)(c)(h)	30	29
Series 2015-H19 Class FA, CME Term SOFR 1 Month Index + 0.310% 5.6629% 4/20/63 (b)(c)(h)	40	39
Series 2016-H20 Class FM, CME Term SOFR 1 Month Index + 0.510% 5.8629% 12/20/62 (b)(c)(h)	39	39
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	3,886	3,820
Series 2011-136 Class WI, 4.5% 5/20/40 (i)	27	2
Series 2011-68 Class EC, 3.5% 4/20/41	43	41
Series 2016-69 Class WA, 3% 2/20/46	91	82
Series 2017-134 Class BA, 2.5% 11/20/46	338	302
Series 2017-153 Class GA, 3% 9/20/47	241	213
Series 2017-182 Class KA, 3% 10/20/47	191	172
Series 2018-13 Class Q, 3% 4/20/47	237	216
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	29	29
Series 2010-160 Class DY, 4% 12/20/40	230	221
Series 2010-170 Class B, 4% 12/20/40	51	49
Series 2011-69 Class GX, 4.5% 5/16/40	1,894	1,874
Series 2014-H04 Class HA, 2.75% 2/20/64 (h)	286	279
Series 2017-139 Class BA, 3% 9/20/47	3,362	2,975
Series 2018-H12 Class HA, 3.25% 8/20/68 (h)	801	767
Series 2004-22 Class M1, 5.5% 4/20/34	834	839
Series 2004-32 Class GS, 6.380% - CME Term SOFR 1 Month Index 1.0642% 5/16/34 (b)(i)(j)	6	0
Series 2004-73 Class AL, 7.080% - CME Term SOFR 1 Month Index 1.7642% 8/17/34 (b)(i)(j)	6	0
Series 2010-116 Class QB, 4% 9/16/40	17	16
Series 2010-169 Class Z, 4.5% 12/20/40	4,163	3,784
Series 2010-H10 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7811% 5/20/60 (b)(c)(h)	52	51
Series 2010-H16 Class BA, 3.55% 7/20/60 (h)	126	123
Series 2010-H18 Class PL, 5.0108% 9/20/60 (b)(h)	35	34
Series 2011-94 Class SA, 5.980% - CME Term SOFR 1 Month Index 0.6657% 7/20/41 (b)(i)(j)	21	2
Series 2013-149 Class MA, 2.5% 5/20/40	144	138
Series 2013-H01 Class FA, 1.65% 1/20/63 (h)	0	0
Series 2013-H04 Class BA, 1.65% 2/20/63 (h)	0	0
Series 2014-2 Class BA, 3% 1/20/44	455	411
Series 2014-21 Class HA, 3% 2/20/44	170	153
Series 2014-25 Class HC, 3% 2/20/44	289	260
Series 2014-5 Class A, 3% 1/20/44	241	217
Series 2015-H13 Class HA, 2.5% 8/20/64 (h)	1	1
Series 2015-H30 Class HA, 1.75% 9/20/62 (b)(h)	136	131
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.31% 5/20/66 (b)(c)(h)	2,058	2,051
Series 2017-186 Class HK, 3% 11/16/45	248	221
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.16% 8/20/66 (b)(c)(h)	3,157	3,144
Series 2090-118 Class XZ, 5% 12/20/39	9,030	8,977

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $343,757)		339,404

Commercial Mortgage Securities - 9.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae Series 2022-66, Class KA, 5% 10/25/52	2,780	2,738
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	10,584	10,389
Series 2015-K049 Class A2, 3.01% 7/25/25	306	298
Series 2015-K050 Class A2, 3.334% 8/25/25 (b)	12,319	12,017
Series 2015-KPLB Class A, 2.77% 5/25/25	8,620	8,364
Series 2016-K052 Class A2, 3.151% 11/25/25	13,881	13,472
Series 2016-K055 Class A2, 2.673% 3/25/26	3,050	2,920
Series 2016-K060 Class A2, 3.3% 10/25/26	2,000	1,926
Series 2017-K066 Class A2, 3.117% 6/25/27	2,370	2,257
Series 2017-K729 Class A2, 3.136% 10/25/24	6,464	6,364
Series 2018-K732 Class A2, 3.7% 5/25/25	13,971	13,729
Series 2018-K733 Class A2, 3.75% 8/25/25	18,375	18,012
Series 2019-K088 Class A2, 3.69% 1/25/29	10,000	9,554
Series 2019-K092 Class A2, 3.298% 4/25/29	2,300	2,153
Series 2019-K736 Class A2, 2.282% 7/25/26	7,700	7,286
Series 2020-K117 Class A2, 1.406% 8/25/30	6,500	5,311
Series 2021-K746 Class A2, 2.031% 9/25/28	7,240	6,438
Series 2022-K747 Class A2, 2.05% 11/25/28	4,300	3,815
Series 2022-K750 Class A2, 3% 9/25/29	14,800	13,621
Series 2023-160 Class A1, 4.68% 10/25/32	3,792	3,743
Series 2023-K751 Class A2, 4.412% 3/25/30	4,830	4,740
Series 2023-K754 Class A2, 4.94% 11/25/30	3,100	3,124
Series K058 Class A2, 2.653% 8/25/26	11,075	10,522
Series K065 Class A2, 3.243% 4/25/27	3,200	3,066
Series K071 Class A2, 3.286% 11/25/27	12,864	12,268
Series K073 Class A2, 3.35% 1/25/28	2,470	2,350
Series 2016-K059 Class A2, 3.12% 9/25/26 (b)	2,200	2,112
Series 2017-K727 Class A2, 2.946% 7/25/24	20,072	19,874
Series 2022 K748 Class A2, 2.26% 1/25/29	6,287	5,613
Series K053 Class A2, 2.995% 12/25/25	9,700	9,380
Series K056 Class A2, 2.525% 5/25/26	1,300	1,239
Series K063 Class A2, 3.43% 1/25/27	1,700	1,640
Series K076 Class A2, 3.9% 4/25/28	3,700	3,582
Series K086 Class A2, 3.859% 11/25/28	4,017	3,868
Series K090 Class A2, 3.422% 2/25/29	2,300	2,170
Series K734 Class A2, 3.208% 2/25/26	7,400	7,175
Freddie Mac Multi-family Structured pass-thru certificates Series K044 Class A2, 2.811% 1/25/25	7,835	7,667
FREMF 2015-KPLB Mortgage Trust Series 2015-KPLB Class B, 2.5% 5/25/25 (l)	15,200	14,570
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $259,366)		259,367

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Israeli State 5.5% 4/26/24 (Cost $4,849)	4,828	4,827

Money Market Funds - 1.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (m) (Cost $31,545)	31,540,423	31,547

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (a) (000s)	Value ($) (000s)
Put Options - 0.1%
Option on an interest rate swap with Citibank N.A. to receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and pay a fixed rate of 3.694%, expiring December 2033.	12/12/28	25,600	1,038
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.3525% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	13,600	693

TOTAL PUT OPTIONS			1,731
Call Options - 0.0%
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.694% and pay a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring December 2033.	12/12/28	25,600	1,033
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.3525% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	13,600	291

TOTAL CALL OPTIONS			1,324
TOTAL PURCHASED SWAPTIONS (Cost $3,058)			3,055

TOTAL INVESTMENT IN SECURITIES - 116.5% (Cost $3,218,109)	3,078,948
NET OTHER ASSETS (LIABILITIES) - (16.5)%	(436,073)
NET ASSETS - 100.0%	2,642,875

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 3/1/54	(20,800)	(16,927)
2% 3/1/54	(2,075)	(1,689)
2% 3/1/54	(1,325)	(1,078)
2% 3/1/54	(10,600)	(8,626)
2% 3/1/54	(22,100)	(17,985)
2% 3/1/54	(44,250)	(36,011)
2% 3/1/54	(1,650)	(1,343)
6.5% 3/1/54	(9,050)	(9,174)
6.5% 3/1/54	(20,900)	(21,186)

TOTAL GINNIE MAE		(114,019)

Uniform Mortgage Backed Securities
2% 3/1/54	(1,300)	(1,022)
2% 3/1/54	(6,800)	(5,345)
2% 3/1/54	(20,275)	(15,937)
2% 3/1/54	(14,250)	(11,201)
2.5% 3/1/54	(1,100)	(904)
2.5% 3/1/54	(3,175)	(2,608)
3% 3/1/54	(20,000)	(17,111)
3% 3/1/54	(6,900)	(5,903)
3% 3/1/54	(6,300)	(5,390)
3.5% 3/1/54	(35,500)	(31,580)
4.5% 3/1/54	(1,300)	(1,230)
5% 3/1/54	(32,475)	(31,496)
5.5% 3/1/54	(2,325)	(2,300)
6% 3/1/54	(450)	(452)
6% 3/1/54	(50)	(50)
6% 3/1/54	(500)	(502)
6% 3/1/54	(1,300)	(1,306)
6.5% 3/1/54	(5,200)	(5,291)
6.5% 3/1/54	(12,900)	(13,126)
6.5% 3/1/54	(9,100)	(9,259)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(162,013)

TOTAL TBA SALE COMMITMENTS (Proceeds $276,547)		(276,032)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,209	Jun 2024	133,519	480	480
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,784	Jun 2024	365,274	192	192
CBOT 5-Year U.S. Treasury Note Contracts (United States)	181	Jun 2024	19,350	22	22
CBOT Long Term U.S. Treasury Bond Contracts (United States)	283	Jun 2024	33,748	331	331
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	56	Jun 2024	7,161	104	104

TOTAL FUTURES CONTRACTS					1,129
The notional amount of futures purchased as a percentage of Net Assets is 21.2%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $654,072,000.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)(3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Mar 2026	217,944	1,073	0	1,073
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.5%	Annual	LCH	Mar 2027	89,497	490	0	490
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Mar 2029	1,153	8	0	8
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Mar 2031	83,661	564	0	564
4%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Mar 2044	520	(3)	0	(3)
4%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Mar 2054	3,111	(21)	0	(21)
TOTAL INTEREST RATE SWAPS							2,111	0	2,111

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

For the period, the average monthly notional amount at value for swaps in the aggregate was $365,438,000.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $9,720,000.
(e)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $716,000.

(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,313,000.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(k)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(l)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,570,000 or 0.6% of net assets.

(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	83,962	830,140	882,555	1,201	-	-	31,547	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	-	400,498	400,498	21	-	-	-	0.0%
Total	83,962	1,230,638	1,283,053	1,222	-	-	31,547

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	1,257,721	-	1,257,721	-

U.S. Government Agency - Mortgage Securities	1,183,027	-	1,183,027	-

Collateralized Mortgage Obligations	339,404	-	339,404	-

Commercial Mortgage Securities	259,367	-	259,367	-

Foreign Government and Government Agency Obligations	4,827	-	4,827	-

Money Market Funds	31,547	31,547	-	-

Purchased Swaptions	3,055	-	3,055	-
Total Investments in Securities:	3,078,948	31,547	3,047,401	-
Derivative Instruments: Assets
Futures Contracts	1,129	1,129	-	-
Swaps	2,135	-	2,135	-
Total Assets	3,264	1,129	2,135	-
Liabilities
Swaps	(24)	-	(24)	-
Total Liabilities	(24)	-	(24)	-
Total Derivative Instruments:	3,240	1,129	2,111	-
Other Financial Instruments:
TBA Sale Commitments	(276,032)	-	(276,032)	-
Total Other Financial Instruments:	(276,032)	-	(276,032)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	1,129	0
Purchased Swaptions (b)	3,055	0
Swaps (c)	2,135	(24)
Total Interest Rate Risk	6,319	(24)
Total Value of Derivatives	6,319	(24)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(b)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.

(c)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,186,564)	$3,047,401
Fidelity Central Funds (cost $31,545)	31,547

Total Investment in Securities (cost $3,218,109)		$3,078,948
Receivable for investments sold		6
Receivable for TBA sale commitments		276,547
Receivable for fund shares sold		2,067
Interest receivable		8,911
Distributions receivable from Fidelity Central Funds		181
Receivable for daily variation margin on futures contracts		287
Receivable from investment adviser for expense reductions		35
Total assets		3,366,982
Liabilities
Payable for investments purchased
Regular delivery	$12,408
Delayed delivery	431,190
TBA sale commitments, at value	276,032
Payable for fund shares redeemed	2,847
Distributions payable	330
Accrued management fee	660
Distribution and service plan fees payable	54
Payable for daily variation margin on centrally cleared swaps	250
Other affiliated payables	336
Total Liabilities		724,107
Net Assets		$2,642,875
Net Assets consist of:
Paid in capital		$3,211,461
Total accumulated earnings (loss)		(568,586)
Net Assets		$2,642,875

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($96,351 ÷ 10,605 shares)(a)		$9.09
Maximum offering price per share (100/96.00 of $9.09)		$9.47
Class M :
Net Asset Value and redemption price per share ($78,997 ÷ 8,696 shares)(a)		$9.08
Maximum offering price per share (100/96.00 of $9.08)		$9.46
Class C :
Net Asset Value and offering price per share ($20,248 ÷ 2,242 shares)(a)		$9.03
Government Income :
Net Asset Value, offering price and redemption price per share ($1,501,011 ÷ 165,447 shares)		$9.07
Class I :
Net Asset Value, offering price and redemption price per share ($200,262 ÷ 22,041 shares)		$9.09
Class Z :
Net Asset Value, offering price and redemption price per share ($746,006 ÷ 82,062 shares)		$9.09
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Amounts in thousands		Six months ended February 29, 2024 (Unaudited)
Investment Income
Interest		$57,857
Income from Fidelity Central Funds (including $21 from security lending)		1,222
Total Income		59,079
Expenses
Management fee	$4,820
Transfer agent fees	1,411
Distribution and service plan fees	337
Fund wide operations fee	882
Independent trustees' fees and expenses	6
Total expenses before reductions	7,456
Expense reductions	(286)
Total expenses after reductions		7,170
Net Investment income (loss)		51,909
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(143,328)
Futures contracts	(10,797)
Swaps	(5,049)
Total net realized gain (loss)		(159,174)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	162,446
Futures contracts	(242)
Swaps	2,522
TBA Sale commitments	1,100
Total change in net unrealized appreciation (depreciation)		165,826
Net gain (loss)		6,652
Net increase (decrease) in net assets resulting from operations		$58,561
Statement of Changes in Net Assets

Amount in thousands	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$51,909	$83,700
Net realized gain (loss)	(159,174)	(132,679)
Change in net unrealized appreciation (depreciation)	165,826	(44,414)
Net increase (decrease) in net assets resulting from operations	58,561	(93,393)
Distributions to shareholders	(48,440)	(79,823)

Share transactions - net increase (decrease)	(1,030,407)	240,581
Total increase (decrease) in net assets	(1,020,286)	67,365

Net Assets
Beginning of period	3,663,161	3,595,796
End of period	$2,642,875	$3,663,161

Financial Highlights
Fidelity Advisor® Government Income Fund Class A

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.06	$9.51	$10.78	$11.17	$10.70	$10.00
Income from Investment Operations
Net investment income (loss) A,B	.127	.189	.076	.052	.117	.199
Net realized and unrealized gain (loss)	.021	(.461)	(1.269)	(.255)	.477	.696
Total from investment operations	.148	(.272)	(1.193)	(.203)	.594	.895
Distributions from net investment income	(.118)	(.178)	(.077)	(.046)	(.124)	(.195)
Distributions from net realized gain	-	-	-	(.141)	-	-
Total distributions	(.118)	(.178)	(.077)	(.187)	(.124)	(.195)
Net asset value, end of period	$9.09	$9.06	$9.51	$10.78	$11.17	$10.70
Total Return C,D,E	1.65%	(2.87)%	(11.11)%	(1.84)%	5.59%	9.06%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.79% H	.79%	.77%	.76%	.77%	.78%
Expenses net of fee waivers, if any	.79% H	.79%	.77%	.76%	.77%	.78%
Expenses net of all reductions	.79% H	.79%	.77%	.76%	.77%	.78%
Net investment income (loss)	2.84% H	2.05%	.74%	.48%	1.08%	1.96%
Supplemental Data
Net assets, end of period (in millions)	$96	$103	$119	$185	$215	$139
Portfolio turnover rate I	421% H	354%	318% J	223%	255% J	246%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns do not include the effect of the sales charges.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Government Income Fund Class M

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.06	$9.51	$10.77	$11.17	$10.70	$10.00
Income from Investment Operations
Net investment income (loss) A,B	.128	.191	.077	.052	.118	.201
Net realized and unrealized gain (loss)	.011	(.460)	(1.259)	(.265)	.477	.696
Total from investment operations	.139	(.269)	(1.182)	(.213)	.595	.897
Distributions from net investment income	(.119)	(.181)	(.078)	(.046)	(.125)	(.197)
Distributions from net realized gain	-	-	-	(.141)	-	-
Total distributions	(.119)	(.181)	(.078)	(.187)	(.125)	(.197)
Net asset value, end of period	$9.08	$9.06	$9.51	$10.77	$11.17	$10.70
Total Return C,D,E	1.55%	(2.85)%	(11.01)%	(1.92)%	5.61%	9.08%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.76% H	.76%	.76%	.75%	.76%	.76%
Expenses net of fee waivers, if any	.76% H	.76%	.76%	.75%	.76%	.76%
Expenses net of all reductions	.76% H	.76%	.76%	.75%	.76%	.76%
Net investment income (loss)	2.87% H	2.07%	.75%	.48%	1.09%	1.98%
Supplemental Data
Net assets, end of period (in millions)	$79	$83	$95	$128	$151	$131
Portfolio turnover rate I	421% H	354%	318% J	223%	255% J	246%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Government Income Fund Class C

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.01	$9.45	$10.73	$11.16	$10.70	$10.00
Income from Investment Operations
Net investment income (loss) A,B	.093	.119	(.002)	(.032)	.034	.122
Net realized and unrealized gain (loss)	.011	(.451)	(1.261)	(.257)	.472	.695
Total from investment operations	.104	(.332)	(1.263)	(.289)	.506	.817
Distributions from net investment income	(.084)	(.108)	(.017)	- C	(.046)	(.117)
Distributions from net realized gain	-	-	-	(.141)	-	-
Total distributions	(.084)	(.108)	(.017)	(.141)	(.046)	(.117)
Net asset value, end of period	$9.03	$9.01	$9.45	$10.73	$11.16	$10.70
Total Return D,E,F	1.16%	(3.52)%	(11.78)%	(2.61)%	4.75%	8.24%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.55% I	1.54%	1.53%	1.53%	1.53%	1.54%
Expenses net of fee waivers, if any	1.55% I	1.54%	1.53%	1.53%	1.53%	1.54%
Expenses net of all reductions	1.55% I	1.54%	1.53%	1.53%	1.53%	1.54%
Net investment income (loss)	2.09% I	1.29%	(.02)%	(.29)%	.31%	1.20%
Supplemental Data
Net assets, end of period (in millions)	$20	$26	$33	$48	$80	$51
Portfolio turnover rate J	421% I	354%	318% K	223%	255% K	246%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.0005 per share.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Government Income Fund

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.05	$9.49	$10.76	$11.15	$10.68	$9.99
Income from Investment Operations
Net investment income (loss) A,B	.142	.220	.108	.085	.152	.232
Net realized and unrealized gain (loss)	.011	(.451)	(1.269)	(.257)	.476	.686
Total from investment operations	.153	(.231)	(1.161)	(.172)	.628	.918
Distributions from net investment income	(.133)	(.209)	(.109)	(.077)	(.158)	(.228)
Distributions from net realized gain	-	-	-	(.141)	-	-
Total distributions	(.133)	(.209)	(.109)	(.218)	(.158)	(.228)
Net asset value, end of period	$9.07	$9.05	$9.49	$10.76	$11.15	$10.68
Total Return C,D	1.71%	(2.44)%	(10.84)%	(1.56)%	5.94%	9.33%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.18% G	2.38%	1.06%	.79%	1.39%	2.29%
Supplemental Data
Net assets, end of period (in millions)	$1,501	$1,556	$1,756	$2,130	$2,743	$2,633
Portfolio turnover rate H	421% G	354%	318% I	223%	255% I	246%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Government Income Fund Class I

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.06	$9.51	$10.78	$11.17	$10.70	$10.00
Income from Investment Operations
Net investment income (loss) A,B	.140	.215	.105	.081	.148	.228
Net realized and unrealized gain (loss)	.021	(.460)	(1.270)	(.257)	.477	.696
Total from investment operations	.161	(.245)	(1.165)	(.176)	.625	.924
Distributions from net investment income	(.131)	(.205)	(.105)	(.073)	(.155)	(.224)
Distributions from net realized gain	-	-	-	(.141)	-	-
Total distributions	(.131)	(.205)	(.105)	(.214)	(.155)	(.224)
Net asset value, end of period	$9.09	$9.06	$9.51	$10.78	$11.17	$10.70
Total Return C,D	1.79%	(2.59)%	(10.85)%	(1.59)%	5.89%	9.38%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.50% G	.50%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.50% G	.50%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.50% G	.50%	.49%	.49%	.49%	.49%
Net investment income (loss)	3.13% G	2.34%	1.02%	.75%	1.36%	2.25%
Supplemental Data
Net assets, end of period (in millions)	$200	$195	$199	$280	$411	$407
Portfolio turnover rate H	421% G	354%	318% I	223%	255% I	246%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Government Income Fund Class Z

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.07	$9.51	$10.78	$11.18	$10.70	$9.91
Income from Investment Operations
Net investment income (loss) B,C	.147	.228	.116	.095	.163	.198
Net realized and unrealized gain (loss)	.010	(.450)	(1.268)	(.267)	.485	.808
Total from investment operations	.157	(.222)	(1.152)	(.172)	.648	1.006
Distributions from net investment income	(.137)	(.218)	(.118)	(.087)	(.168)	(.216)
Distributions from net realized gain	-	-	-	(.141)	-	-
Total distributions	(.137)	(.218)	(.118)	(.228)	(.168)	(.216)
Net asset value, end of period	$9.09	$9.07	$9.51	$10.78	$11.18	$10.70
Total Return D,E	1.75%	(2.35)%	(10.74)%	(1.55)%	6.12%	10.27%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.40% H	.40%	.40%	.40%	.40%	.40% H
Expenses net of fee waivers, if any	.36% H	.36%	.36%	.36%	.36%	.36% H
Expenses net of all reductions	.36% H	.36%	.36%	.36%	.36%	.36% H
Net investment income (loss)	3.27% H	2.47%	1.15%	.88%	1.48%	2.27% H
Supplemental Data
Net assets, end of period (in millions)	$746	$1,699	$1,394	$735	$937	$139
Portfolio turnover rate I	421% H	354%	318% J	223%	255% J	246%

AFor the period October 2, 2018 (commencement of sale of shares) through August 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Government Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$26,329
Gross unrealized depreciation	(154,294)
Net unrealized appreciation (depreciation)	$(127,965)
Tax cost	$3,210,668

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(165,808)
Long-term	(115,225)
Total capital loss carryforward	$(281,033)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Government Income Fund
Interest Rate Risk
Futures Contracts	(10,797)	(242)
Purchased Options	-	(3)
Swaps	(5,049)	2,522
Total Interest Rate Risk	(15,846)	2,277
Totals	(15,846)	2,277

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Government Income Fund	3,759,479	3,822,738
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Government Income, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

During January 2024, the Board approved changes to the management fee effective March 1, 2024. The Fund will pay a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$122	$2
Class M	- %	.25%	100	-A
Class C	.75%	.25%	115	11
			$337	$13
A Amount represent less than five hundred dollars

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$6
Class M	-B
Class CA	-B
$6

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
B Amount represent less than five hundred dollars

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Government Income and Class Z. FIIOC receives an asset-based fee of Government Income and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$93.19
Class M	64.16
Class C	22.19
Government Income	748.10
Class I	139.15
Class Z	345.05
	$1,411

A Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Fidelity Government Income Fund	.05%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Government Income Fund	$2	$-	$-

9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$280

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $6.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2024	Year ended August 31, 2023
Fidelity Government Income Fund
Distributions to shareholders
Class A	$1,279	$2,110
Class M	1,054	1,702
Class C	214	336
Government Income	22,104	37,026
Class I	2,688	4,277
Class Z	21,101	34,372
Total	$48,440	$79,823
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2024	Year ended August 31, 2023	Six months ended February 29, 2024	Year ended August 31, 2023
Fidelity Government Income Fund
Class A
Shares sold	897	1,513	$8,099	$13,966
Reinvestment of distributions	136	220	1,227	2,022
Shares redeemed	(1,838)	(2,876)	(16,483)	(26,482)
Net increase (decrease)	(805)	(1,143)	$(7,157)	$(10,494)
Class M
Shares sold	805	2,172	$7,227	$20,012
Reinvestment of distributions	107	169	967	1,558
Shares redeemed	(1,385)	(3,211)	(12,428)	(29,618)
Net increase (decrease)	(473)	(870)	$(4,234)	$(8,048)
Class C
Shares sold	94	357	$855	$3,270
Reinvestment of distributions	24	36	212	332
Shares redeemed	(774)	(959)	(6,890)	(8,788)
Net increase (decrease)	(656)	(566)	$(5,823)	$(5,186)
Government Income
Shares sold	17,147	38,534	$154,719	$355,883
Reinvestment of distributions	2,296	3,764	20,674	34,583
Shares redeemed	(26,040)	(55,194)	(233,735)	(507,770)
Net increase (decrease)	(6,597)	(12,896)	$(58,342)	$(117,304)
Class I
Shares sold	6,203	10,672	$56,304	$98,225
Reinvestment of distributions	292	455	2,631	4,187
Shares redeemed	(6,018)	(10,495)	(53,687)	(96,612)
Net increase (decrease)	477	632	$5,248	$5,800
Class Z
Shares sold	12,977	72,658	$117,182	$672,939
Reinvestment of distributions	2,284	3,658	20,553	33,676
Shares redeemed	(120,590)	(35,436)	(1,097,834)	(330,802)
Net increase (decrease)	(105,329)	40,880	$(960,099)	$375,813
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity Government Income Fund	11%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024
Fidelity® Government Income Fund
Class A	.79%
Actual		$ 1,000	$ 1,016.50	$ 3.96
Hypothetical-B		$ 1,000	$ 1,020.93	$ 3.97
Class M	.76%
Actual		$ 1,000	$ 1,015.50	$ 3.81
Hypothetical-B		$ 1,000	$ 1,021.08	$ 3.82
Class C	1.55%
Actual		$ 1,000	$ 1,011.60	$ 7.75
Hypothetical-B		$ 1,000	$ 1,017.16	$ 7.77
Fidelity® Government Income Fund	.45%
Actual		$ 1,000	$ 1,017.10	$ 2.26
Hypothetical-B		$ 1,000	$ 1,022.63	$ 2.26
Class I	.50%
Actual		$ 1,000	$ 1,017.90	$ 2.51
Hypothetical-B		$ 1,000	$ 1,022.38	$ 2.51
Class Z	.36%
Actual		$ 1,000	$ 1,017.50	$ 1.81
Hypothetical-B		$ 1,000	$ 1,023.07	$ 1.81

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Government Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees in 2022); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors.  Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Other Contractual Arrangements. The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the fund or class, as applicable. The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2024.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Board Approval of Investment Advisory Contracts
Fidelity Government Income Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure that eliminates the existing group fee schedule and fixes the management fee rate at the sum of the individual fee rate and the lowest marginal contractual group fee rate under the current management contract. The Board noted that shareholders in the affected funds are not currently impacted by changes in the group fee rate due to other existing contractual arrangements such as contractual expense caps or other contracts that fix total fund-level expenses at specific rates. The Board considered that the Management Contract would result in the same or lower fees for the fund.
Sub-Advisory Contracts. In connection with the Management Contract changes, the Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	29,408,520,731.18	96.84
Withheld	958,659,352.64	3.16
TOTAL	30,367,180,083.82	100.00
Jennifer Toolin McAuliffe
Affirmative	29,484,249,185.02	97.09
Withheld	882,930,898.80	2.91
TOTAL	30,367,180,083.82	100.00
Christine J. Thompson
Affirmative	29,483,889,948.58	97.09
Withheld	883,290,135.24	2.91
TOTAL	30,367,180,083.82	100.00
Elizabeth S. Acton
Affirmative	29,471,265,000.64	97.05
Withheld	895,915,083.18	2.95
TOTAL	30,367,180,083.82	100.00
Laura M. Bishop
Affirmative	29,508,015,754.27	97.17
Withheld	859,164,329.55	2.83
TOTAL	30,367,180,083.82	100.00
Ann E. Dunwoody
Affirmative	29,470,432,034.14	97.05
Withheld	896,748,049.68	2.95
TOTAL	30,367,180,083.82	100.00
John Engler
Affirmative	29,326,181,411.39	96.57
Withheld	1,040,998,672.43	3.43
TOTAL	30,367,180,083.82	100.00
Robert F. Gartland
Affirmative	29,422,803,481.93	96.89
Withheld	944,376,601.89	3.11
TOTAL	30,367,180,083.82	100.00
Robert W. Helm
Affirmative	29,445,540,968.38	96.97
Withheld	921,639,115.44	3.03
TOTAL	30,367,180,083.82	100.00
Arthur E. Johnson
Affirmative	29,395,582,286.37	96.80
Withheld	971,597,797.45	3.20
TOTAL	30,367,180,083.82	100.00
Michael E. Kenneally
Affirmative	29,420,582,069.08	96.88
Withheld	946,598,014.74	3.12
TOTAL	30,367,180,083.82	100.00
Mark A. Murray
Affirmative	29,446,384,581.44	96.97
Withheld	920,795,502.38	3.03
TOTAL	30,367,180,083.82	100.00
Carol J. Zierhoffer
Affirmative	29,510,392,522.55	97.18
Withheld	856,787,561.27	2.82
TOTAL	30,367,180,083.82	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.700523.126
GOV-SANN-0424
Fidelity® Environmental Bond Fund

Semi-Annual Report
February 29, 2024
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 29, 2024 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Futures - 6.5%
Forward foreign currency contracts - (8.9)%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 41.9%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 3.1%
Elisa Corp. 4% 1/27/29 (Reg. S)	EUR	100,000	109,583
NBN Co. Ltd. 4.125% 3/15/29 (Reg. S)	EUR	100,000	110,886
NTT Finance Corp. 4.372% 7/27/27 (b)		100,000	98,038
TELUS Corp. 3.4% 5/13/32		200,000	173,588
Verizon Communications, Inc.:
2.55% 3/21/31		50,000	42,141
3.875% 2/8/29		450,000	427,258
5.05% 5/9/33		100,000	99,028
			1,060,522
Media - 0.7%
Comcast Corp. 4.65% 2/15/33		250,000	242,842
Wireless Telecommunication Services - 0.3%
VMED O2 UK Financing I PLC 4.75% 7/15/31 (b)		100,000	86,461
TOTAL COMMUNICATION SERVICES			1,389,825
CONSUMER DISCRETIONARY - 1.1%
Automobile Components - 0.3%
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	100,000	99,737
Automobiles - 0.8%
Ford Motor Co. 3.25% 2/12/32		100,000	82,006
General Motors Co. 5.4% 10/15/29		200,000	199,513
			281,519
TOTAL CONSUMER DISCRETIONARY			381,256
CONSUMER STAPLES - 2.4%
Beverages - 0.3%
PepsiCo, Inc. 3.9% 7/18/32		100,000	93,838
Consumer Staples Distribution & Retail - 1.0%
REWE International Finance 4.875% 9/13/30 (Reg. S)	EUR	100,000	112,560
Walmart, Inc. 1.8% 9/22/31		300,000	246,004
			358,564
Food Products - 1.1%
General Mills, Inc. 2.25% 10/14/31		450,000	369,123
TOTAL CONSUMER STAPLES			821,525
FINANCIALS - 14.9%
Banks - 9.1%
ABN AMRO Bank NV 2.47% 12/13/29 (b)(c)		200,000	173,950
AIB Group PLC 2.875% 5/30/31 (Reg. S) (c)	EUR	125,000	129,284
Bank of America Corp.:
2.456% 10/22/25 (c)		200,000	195,797
6.204% 11/10/28 (c)		290,000	299,195
Bank of Ireland Group PLC 5% 7/4/31 (Reg. S) (c)	EUR	100,000	113,777
BNP Paribas SA:
0.5% 5/30/28 (Reg. S) (c)	EUR	100,000	97,094
1.675% 6/30/27 (b)(c)		200,000	183,004
CaixaBank SA 4.125% 2/9/32 (Reg. S) (c)	EUR	100,000	107,930
Canadian Imperial Bank of Commerce 0.95% 10/23/25		325,000	303,852
Danske Bank A/S 4.75% 6/21/30 (Reg. S) (c)	EUR	100,000	111,881
DNB Bank ASA 4% 3/14/29 (Reg. S) (c)	EUR	100,000	109,567
Fifth Third Bancorp 1.707% 11/1/27 (c)		300,000	269,387
ING Groep NV 0.875% 6/9/32 (Reg. S) (c)	EUR	100,000	96,223
JPMorgan Chase & Co.:
0.768% 8/9/25 (c)		200,000	195,477
6.07% 10/22/27 (c)		200,000	203,844
Mizuho Financial Group, Inc. 5.778% 7/6/29 (c)		200,000	203,769
PNC Financial Services Group, Inc. 4.758% 1/26/27 (c)		200,000	197,594
Santander Holdings U.S.A., Inc. 5.807% 9/9/26 (c)		43,000	42,944
Wells Fargo & Co. 4.54% 8/15/26 (c)		100,000	98,618
			3,133,187
Capital Markets - 1.7%
Deutsche Bank AG 3.25% 5/24/28 (Reg. S) (c)	EUR	100,000	104,402
S&P Global, Inc. 2.7% 3/1/29		400,000	362,122
State Street Corp. 5.751% 11/4/26 (c)		100,000	100,476
			567,000
Financial Services - 1.6%
ACEF Holding SCA 1.25% 4/26/30 (Reg. S)	EUR	100,000	87,463
CBRE Global Investors Pan European Core Fund 0.9% 10/12/29 (Reg. S)	EUR	100,000	88,831
KfW 2.75% 2/14/33 (Reg. S)	EUR	50,000	53,679
Rexford Industrial Realty LP 2.15% 9/1/31		414,000	327,204
			557,177
Insurance - 2.5%
ASR Nederland NV 3.625% 12/12/28 (Reg. S)	EUR	100,000	107,424
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 5.875% 5/23/42 (b)(c)		200,000	201,600
Pacific Life Global Funding II 1.375% 4/14/26 (b)		250,000	230,810
Prudential Financial, Inc. 1.5% 3/10/26		325,000	302,842
			842,676
TOTAL FINANCIALS			5,100,040
HEALTH CARE - 0.9%
Health Care Providers & Services - 0.1%
Kaiser Foundation Hospitals 3.15% 5/1/27		50,000	47,537
Pharmaceuticals - 0.8%
Merck & Co., Inc. 1.9% 12/10/28		300,000	264,771
TOTAL HEALTH CARE			312,308
INDUSTRIALS - 0.6%
Marine Transportation - 0.3%
A.P. Moller - Maersk A/S 5.875% 9/14/33 (b)		100,000	100,723
Transportation Infrastructure - 0.3%
Holding d'Infrastructures et des Metiers de l'Environnement 0.125% 9/16/25 (Reg. S)	EUR	100,000	101,800
TOTAL INDUSTRIALS			202,523
INFORMATION TECHNOLOGY - 2.8%
Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc. 1.7% 10/1/28		300,000	261,963
Micron Technology, Inc. 2.703% 4/15/32		200,000	164,169
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.5% 5/11/31		100,000	82,542
5% 1/15/33		200,000	193,266
			701,940
Software - 0.7%
Autodesk, Inc. 2.4% 12/15/31		300,000	249,144
TOTAL INFORMATION TECHNOLOGY			951,084
MATERIALS - 1.4%
Chemicals - 1.4%
Air Products & Chemicals, Inc. 4.8% 3/3/33		100,000	98,593
Evonik Industries AG 1.375% 9/2/81 (Reg. S) (c)	EUR	100,000	97,272
LYB International Finance III LLC 5.625% 5/15/33		100,000	101,542
The Dow Chemical Co. 5.15% 2/15/34		200,000	197,087
			494,494
REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.1%
American Homes 4 Rent LP 5.5% 2/1/34		50,000	49,034
Boston Properties, Inc. 6.75% 12/1/27		22,000	22,718
Healthpeak OP, LLC 2.125% 12/1/28		150,000	130,440
Hudson Pacific Properties LP 5.95% 2/15/28		151,000	135,510
UDR, Inc. 1.9% 3/15/33		375,000	279,750
WP Carey, Inc. 2.45% 2/1/32		150,000	119,472
			736,924
Real Estate Management & Development - 0.9%
Blackstone Property Partners Europe LP 1.625% 4/20/30 (Reg. S)	EUR	100,000	89,028
CTP BV 1.5% 9/27/31 (Reg. S)	EUR	100,000	86,753
Lend Lease Finance Ltd. 3.4% 10/27/27 (Reg. S)	AUD	30,000	17,843
P3 Group SARL 0.875% 1/26/26 (Reg. S)	EUR	100,000	101,508
			295,132
TOTAL REAL ESTATE			1,032,056
UTILITIES - 10.7%
Electric Utilities - 7.7%
Amprion GmbH 3.875% 9/7/28 (Reg. S)	EUR	100,000	109,334
CenterPoint Energy Houston Electric LLC 5.3% 4/1/53		50,000	49,768
Clearway Energy Operating LLC 3.75% 1/15/32 (b)		100,000	83,646
EnBW Energie Baden-Wuerttemberg AG 1.875% 6/29/80 (Reg. S) (c)	EUR	100,000	101,449
ENEL Finance International NV 1.375% 7/12/26 (b)		600,000	546,675
Energias de Portugal SA 1.7% 7/20/80 (Reg. S) (c)	EUR	100,000	103,352
MidAmerican Energy Co.:
5.3% 2/1/55		50,000	48,608
5.35% 1/15/34		150,000	152,912
Northern States Power Co. 2.25% 4/1/31		500,000	418,884
NSTAR Electric Co. 4.95% 9/15/52		200,000	185,315
Oncor Electric Delivery Co. LLC 4.15% 6/1/32		100,000	93,578
Pacific Gas & Electric Co. 6.7% 4/1/53		100,000	106,974
Public Service Electric & Gas Co. 4.65% 3/15/33		100,000	96,789
Puget Sound Energy, Inc. 5.448% 6/1/53		100,000	98,908
Wisconsin Electric Power Co. 4.75% 9/30/32		400,000	392,238
Wisconsin Power & Light Co. 4.95% 4/1/33		50,000	48,598
			2,637,028
Independent Power and Renewable Electricity Producers - 1.8%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)		100,000	91,380
RWE AG 2.125% 5/24/26 (Reg. S)	EUR	100,000	104,908
The AES Corp.:
2.45% 1/15/31		400,000	326,293
5.45% 6/1/28		100,000	99,693
			622,274
Multi-Utilities - 1.2%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		325,000	297,120
San Diego Gas & Electric Co. 4.95% 8/15/28		100,000	99,977
			397,097
TOTAL UTILITIES			3,656,399
TOTAL NONCONVERTIBLE BONDS (Cost $15,174,375)			14,341,510

U.S. Government and Government Agency Obligations - 27.3%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.5%
Tennessee Valley Authority 1.5% 9/15/31	200,000	162,555
U.S. Treasury Obligations - 26.8%
U.S. Treasury Bonds:
1.875% 11/15/51	260,000	154,903
2% 11/15/41 (d)	1,870,000	1,294,683
2.25% 2/15/52	120,000	78,497
2.875% 5/15/52	955,000	719,085
3% 8/15/52	235,000	181,675
3.625% 2/15/53	100,000	87,430
3.625% 5/15/53	405,000	354,343
4.125% 8/15/53	270,000	258,483
4.75% 11/15/53	190,000	202,142
U.S. Treasury Notes:
2.875% 5/15/32	65,000	58,749
3.5% 1/31/28	53,000	51,408
3.5% 2/15/33	330,000	311,296
3.875% 8/15/33	1,000,000	970,156
4% 6/30/28	650,000	642,154
4% 7/31/30	1,520,000	1,496,006
4% 1/31/31	200,000	196,750
4.125% 7/31/28	1,000,000	993,008
4.125% 8/31/30	150,000	148,646
4.375% 11/30/30	300,000	301,594
4.5% 11/15/33	470,000	478,886
4.625% 9/30/28 (d)	190,000	192,575
TOTAL U.S. TREASURY OBLIGATIONS		9,172,469
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $10,260,898)		9,335,024

U.S. Government Agency - Mortgage Securities - 23.3%
	Principal Amount (a)	Value ($)
Fannie Mae - 9.9%
2% 8/1/35 to 8/1/51	734,864	621,350
2.5% 12/1/51 to 4/1/52	287,463	236,294
3% 1/1/52	938,265	804,982
4.5% 12/1/52	582,747	552,072
5% 5/1/53 to 1/1/54	793,698	770,139
5.5% 5/1/53 to 11/1/53	334,169	330,823
6.5% 5/1/53	66,202	67,423
TOTAL FANNIE MAE		3,383,083
Freddie Mac - 9.8%
2% 4/1/51 to 3/1/52	1,055,177	830,531
2.5% 2/1/52 to 3/1/52	1,673,707	1,376,839
3.5% 6/1/52	94,479	84,091
4% 12/1/52	394,277	362,855
5% 6/1/53	192,009	186,315
5.5% 10/1/53	197,500	195,559
6.5% 1/1/53 to 6/1/53	126,243	128,629
1.5% 12/1/31	229,061	207,726
TOTAL FREDDIE MAC		3,372,545
Ginnie Mae - 0.5%
2% 2/20/51	193,750	157,837
Uniform Mortgage Backed Securities - 3.1%
3.5% 3/1/54 (e)	50,000	44,479
3.5% 3/1/54 (e)	150,000	133,436
4% 3/1/54 (e)	200,000	184,055
5% 3/1/54 (e)	300,000	290,953
6.5% 3/1/54 (e)	400,000	407,000
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,059,923
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,398,429)		7,973,388

Asset-Backed Securities - 3.3%
	Principal Amount (a)	Value ($)
Goodleap Sustainable Home Solutions Series 2023-4C Class A, 6.48% 3/20/57 (b)	98,102	99,937
GoodLeap Sustainable Home Solutions Trust Series 2021-5CS Class A, 2.31% 10/20/48 (b)	308,901	246,694
Hertz Vehicle Financing III LLC Series 2023-1A Class A, 5.49% 6/25/27 (b)	100,000	99,778
Mosaic Solar Loans LLC Series 2024-1 Class A, 5.5% 9/20/49 (b)	100,000	99,492
Sunnova Helios Viii Issuer LLC Series 2022-A Class A, 2.79% 2/22/49 (b)	219,028	196,004
Sunrun Callisto Issuer, LLC Series 2021-2A Class A, 2.27% 1/30/57 (b)	176,574	149,033
Sunrun Julius Issuer 2023-2 Ll Series 2023-2A Class A1, 6.6% 1/30/59 (b)	148,276	149,206
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	51,000	51,291
Tesla Electric Vehicle Trust 2023-1 Series 2023-1 Class A3, 5.38% 6/20/28 (b)	38,000	38,198
TOTAL ASSET-BACKED SECURITIES (Cost $1,234,993)		1,129,633

Commercial Mortgage Securities - 2.8%
	Principal Amount (a)	Value ($)
District of Columbia Commercial Mtg Trust 2023-District of Columbia sequential payer Series 2023-DC Class A, 6.3143% 9/12/40 (b)	100,000	102,447
Freddie Mac:
sequential payer:
Series 2020-KG03 Class A2, 1.297% 6/25/30	160,000	130,687
Series 2022-KG07 Class A2, 3.123% 8/25/32	200,000	177,258
Series 2022-KSG4 Class A2, 3.4% 8/25/32 (c)	200,000	180,728
Series 2023-KG08 Class A2, 4.134% 5/25/33	300,000	286,308
Scg 2023-Nash Mtg Trust floater sequential payer Series 2023-NASH Class A, CME Term SOFR 1 Month Index + 2.390% 7.7082% 12/15/40 (b)(c)(f)	100,000	100,625
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,031,738)		978,053

Foreign Government and Government Agency Obligations - 0.9%
		Principal Amount (a)	Value ($)
German Federal Republic 3.1% 12/12/25 (Reg. S)	EUR	110,000	119,056
United Kingdom, Great Britain and Northern Ireland 4.25% 6/7/32	GBP	60,000	77,114
Uruguay Republic 5.75% 10/28/34		100,000	104,970
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $296,283)			301,140

Preferred Securities - 0.6%
		Principal Amount (a)	Value ($)
UTILITIES - 0.6%
Electric Utilities - 0.6%
Iberdrola International BV 3.25% (Reg. S) (c)(g)	EUR	100,000	106,940
Terna - Rete Elettrica Nazionale 2.375% (Reg. S) (c)(g)	EUR	100,000	98,663
TOTAL PREFERRED SECURITIES (Cost $240,000)			205,603

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h) (Cost $922,753)	922,568	922,753

TOTAL INVESTMENT IN SECURITIES - 102.8% (Cost $37,559,469)	35,187,104
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(970,616)
NET ASSETS - 100.0%	34,216,488

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1	Jun 2024	106,906	198	198

Sold

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	9	Jun 2024	1,145,475	(591)	(591)
Eurex Euro-Bund Contracts (Germany)	2	Jun 2024	285,893	(131)	(131)
Eurex Euro-Schatz Contracts (Germany)	8	Jun 2024	913,752	(223)	(223)

TOTAL SOLD					(945)

TOTAL FUTURES CONTRACTS					(747)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
The notional amount of futures sold as a percentage of Net Assets is 6.8%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	2,000	USD	2,197	BNP Paribas S.A.	4/12/24	(32)
EUR	4,000	USD	4,338	BNP Paribas S.A.	4/12/24	(8)
EUR	50,000	USD	53,793	Bank of America, N.A.	4/12/24	336
EUR	3,000	USD	3,237	Bank of America, N.A.	4/12/24	11
EUR	3,000	USD	3,262	Bank of America, N.A.	4/12/24	(14)
EUR	3,000	USD	3,226	Brown Brothers Harriman & Co	4/12/24	22
EUR	2,000	USD	2,168	Citibank, N. A.	4/12/24	(2)
EUR	7,000	USD	7,626	JPMorgan Chase Bank, N.A.	4/12/24	(48)
EUR	9,000	USD	9,810	JPMorgan Chase Bank, N.A.	4/12/24	(67)
EUR	4,000	USD	4,324	JPMorgan Chase Bank, N.A.	4/12/24	6
EUR	3,000	USD	3,249	JPMorgan Chase Bank, N.A.	4/12/24	(1)
EUR	3,000	USD	3,300	Royal Bank of Canada	4/12/24	(53)
EUR	2,000	USD	2,171	Royal Bank of Canada	4/12/24	(5)
EUR	7,000	USD	7,544	State Street Bank and Trust Co	4/12/24	34
GBP	15,000	USD	19,113	Brown Brothers Harriman & Co	4/12/24	(174)
USD	18,787	AUD	28,000	Brown Brothers Harriman & Co	4/12/24	564
USD	7,714	EUR	7,000	BNP Paribas S.A.	4/12/24	136
USD	6,521	EUR	6,000	BNP Paribas S.A.	4/12/24	25
USD	4,358	EUR	4,000	BNP Paribas S.A.	4/12/24	27
USD	4,314	EUR	4,000	Bank of America, N.A.	4/12/24	(17)
USD	31,605	EUR	29,000	Brown Brothers Harriman & Co	4/12/24	210
USD	6,523	EUR	6,000	Brown Brothers Harriman & Co	4/12/24	27
USD	5,490	EUR	5,000	Canadian Imperial Bk. of Comm.	4/12/24	78
USD	4,379	EUR	4,000	Canadian Imperial Bk. of Comm.	4/12/24	49
USD	2,994,041	EUR	2,727,000	Citibank, N. A.	4/12/24	41,823
USD	2,184	EUR	2,000	Citibank, N. A.	4/12/24	19
USD	3,251	EUR	3,000	Goldman Sachs Bank USA	4/12/24	3
USD	4,334	EUR	4,000	Goldman Sachs Bank USA	4/12/24	4
USD	7,633	EUR	7,000	JPMorgan Chase Bank, N.A.	4/12/24	55
USD	2,159	EUR	2,000	JPMorgan Chase Bank, N.A.	4/12/24	(6)
USD	2,149	EUR	2,000	JPMorgan Chase Bank, N.A.	4/12/24	(17)
USD	3,236	EUR	3,000	JPMorgan Chase Bank, N.A.	4/12/24	(11)
USD	111,953	GBP	88,000	Bank of America, N.A.	4/12/24	843

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						43,817
Unrealized Appreciation						44,272
Unrealized Depreciation						(455)

Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,128,992 or 9.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $52,218.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	847,713	5,254,540	5,179,500	19,236	-	-	922,753	0.0%
Total	847,713	5,254,540	5,179,500	19,236	-	-	922,753

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	14,341,510	-	14,341,510	-

U.S. Government and Government Agency Obligations	9,335,024	-	9,335,024	-

U.S. Government Agency - Mortgage Securities	7,973,388	-	7,973,388	-

Asset-Backed Securities	1,129,633	-	1,129,633	-

Commercial Mortgage Securities	978,053	-	978,053	-

Foreign Government and Government Agency Obligations	301,140	-	301,140	-

Preferred Securities	205,603	-	205,603	-

Money Market Funds	922,753	922,753	-	-
Total Investments in Securities:	35,187,104	922,753	34,264,351	-
Derivative Instruments: Assets
Futures Contracts	198	198	-	-
Forward Foreign Currency Contracts	44,272	-	44,272	-
Total Assets	44,470	198	44,272	-
Liabilities
Futures Contracts	(945)	(945)	-	-
Forward Foreign Currency Contracts	(455)	-	(455)	-
Total Liabilities	(1,400)	(945)	(455)	-
Total Derivative Instruments:	43,070	(747)	43,817	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	44,272	(455)
Total Foreign Exchange Risk	44,272	(455)
Interest Rate Risk
Futures Contracts (b)	198	(945)
Total Interest Rate Risk	198	(945)
Total Value of Derivatives	44,470	(1,400)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $36,636,716)	$34,264,351
Fidelity Central Funds (cost $922,753)	922,753

Total Investment in Securities (cost $37,559,469)		$35,187,104
Cash		55,078
Foreign currency held at value (cost $34,731)		34,591
Unrealized appreciation on forward foreign currency contracts		44,272
Receivable for fund shares sold		23,079
Interest receivable		244,371
Distributions receivable from Fidelity Central Funds		2,647
Receivable from investment adviser for expense reductions		1,001
Total assets		35,592,143
Liabilities
Payable for investments purchased
Regular delivery	$234,984
Delayed delivery	1,065,354
Unrealized depreciation on forward foreign currency contracts	455
Payable for fund shares redeemed	3,772
Distributions payable	54,860
Accrued management fee	9,964
Distribution and service plan fees payable	983
Payable for daily variation margin on futures contracts	3,033
Other affiliated payables	1,998
Other payables and accrued expenses	252
Total Liabilities		1,375,655
Net Assets		$34,216,488
Net Assets consist of:
Paid in capital		$46,799,543
Total accumulated earnings (loss)		(12,583,055)
Net Assets		$34,216,488

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,015,049 ÷ 121,380 shares)(a)		$8.36
Maximum offering price per share (100/96.00 of $8.36)		$8.71
Class M :
Net Asset Value and redemption price per share ($744,443 ÷ 89,022 shares)(a)		$8.36
Maximum offering price per share (100/96.00 of $8.36)		$8.71
Class C :
Net Asset Value and offering price per share ($739,424 ÷ 88,508 shares)(a)		$8.35
Fidelity Environmental Bond Fund :
Net Asset Value, offering price and redemption price per share ($10,519,065 ÷ 1,257,882 shares)		$8.36
Class I :
Net Asset Value, offering price and redemption price per share ($420,160 ÷ 50,286 shares)		$8.36
Class Z :
Net Asset Value, offering price and redemption price per share ($20,778,347 ÷ 2,484,773 shares)		$8.36
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Dividends		$6,064
Interest		639,735
Income from Fidelity Central Funds		19,236
Total Income		665,035
Expenses
Management fee	$57,931
Transfer agent fees	11,718
Distribution and service plan fees	5,756
Independent trustees' fees and expenses	53
Total expenses before reductions	75,458
Expense reductions	(4,650)
Total expenses after reductions		70,808
Net Investment income (loss)		594,227
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(294,189)
Forward foreign currency contracts	28,583
Foreign currency transactions	896
Futures contracts	2,211
Total net realized gain (loss)		(262,499)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	495,809
Forward foreign currency contracts	3,279
Assets and liabilities in foreign currencies	255
Futures contracts	8,512
Total change in net unrealized appreciation (depreciation)		507,855
Net gain (loss)		245,356
Net increase (decrease) in net assets resulting from operations		$839,583
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$594,227	$899,397
Net realized gain (loss)	(262,499)	(1,736,621)
Change in net unrealized appreciation (depreciation)	507,855	453,905
Net increase (decrease) in net assets resulting from operations	839,583	(383,319)
Distributions to shareholders	(544,612)	(1,186,567)

Share transactions - net increase (decrease)	1,157,712	3,956,209
Total increase (decrease) in net assets	1,452,683	2,386,323

Net Assets
Beginning of period	32,763,805	30,377,482
End of period	$34,216,488	$32,763,805

Financial Highlights
Fidelity Advisor® Environmental Bond Fund Class A

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.29	$8.71	$10.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.137	.223	.101	.010
Net realized and unrealized gain (loss)	.058	(.337)	(1.386)	.101
Total from investment operations	.195	(.114)	(1.285)	.111
Distributions from net investment income	(.125)	(.306)	(.100) D	(.011)
Distributions from net realized gain	-	-	(.005) D	-
Total distributions	(.125)	(.306)	(.105)	(.011)
Net asset value, end of period	$8.36	$8.29	$8.71	$10.10
Total Return E,F,G	2.37%	(1.30)%	(12.79)%	1.11%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.70% J	.71%	.67%	.65% J
Expenses net of fee waivers, if any	.70% J	.71%	.67%	.65% J
Expenses net of all reductions	.70% J	.70%	.67%	.65% J
Net investment income (loss)	3.34% J	2.66%	1.07%	.50% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,015	$1,000	$778	$809
Portfolio turnover rate K	103% J	84%	198%	12% L

AFor the period June 15, 2021 (commencement of operations) through August 31, 2021.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity Advisor® Environmental Bond Fund Class M

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.29	$8.71	$10.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.138	.225	.101	.010
Net realized and unrealized gain (loss)	.057	(.337)	(1.386)	.101
Total from investment operations	.195	(.112)	(1.285)	.111
Distributions from net investment income	(.125)	(.308)	(.100) D	(.011)
Distributions from net realized gain	-	-	(.005) D	-
Total distributions	(.125)	(.308)	(.105)	(.011)
Net asset value, end of period	$8.36	$8.29	$8.71	$10.10
Total Return E,F,G	2.38%	(1.28)%	(12.78)%	1.11%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.69% J	.69%	.67%	.65% J
Expenses net of fee waivers, if any	.69% J	.69%	.67%	.65% J
Expenses net of all reductions	.68% J	.69%	.66%	.65% J
Net investment income (loss)	3.36% J	2.68%	1.07%	.50% J
Supplemental Data
Net assets, end of period (000 omitted)	$744	$729	$736	$809
Portfolio turnover rate K	103% J	84%	198%	12% L

AFor the period June 15, 2021 (commencement of operations) through August 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity Advisor® Environmental Bond Fund Class C

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.28	$8.70	$10.09	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.106	.162	.030	(.005)
Net realized and unrealized gain (loss)	.058	(.337)	(1.382)	.095
Total from investment operations	.164	(.175)	(1.352)	.090
Distributions from net investment income	(.094)	(.245)	(.033) D	- E
Distributions from net realized gain	-	-	(.005) D	-
Total distributions	(.094)	(.245)	(.038)	- E
Net asset value, end of period	$8.35	$8.28	$8.70	$10.09
Total Return F,G,H	2.00%	(2.02)%	(13.42)%	.90%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.45% K	1.43%	1.42%	1.39% K
Expenses net of fee waivers, if any	1.45% K	1.43%	1.42%	1.39% K
Expenses net of all reductions	1.44% K	1.43%	1.42%	1.39% K
Net investment income (loss)	2.60% K	1.93%	.32%	(.25)% K
Supplemental Data
Net assets, end of period (000 omitted)	$739	$732	$741	$808
Portfolio turnover rate L	103% K	84%	198%	12% M

AFor the period June 15, 2021 (commencement of operations) through August 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

EAmount represents less than $.0005 per share.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the contingent deferred sales charge.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MAmount not annualized.

Fidelity® Environmental Bond Fund

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.29	$8.71	$10.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.147	.245	.120	.015
Net realized and unrealized gain (loss)	.058	(.337)	(1.385)	.101
Total from investment operations	.205	(.092)	(1.265)	.116
Distributions from net investment income	(.135)	(.328)	(.120) D	(.016)
Distributions from net realized gain	-	-	(.005) D	-
Total distributions	(.135)	(.328)	(.125)	(.016)
Net asset value, end of period	$8.36	$8.29	$8.71	$10.10
Total Return E,F	2.50%	(1.05)%	(12.60)%	1.16%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.45% I	.45%	.45%	.45% I
Expenses net of fee waivers, if any	.45% I	.45%	.45%	.45% I
Expenses net of all reductions	.45% I	.45%	.45%	.45% I
Net investment income (loss)	3.59% I	2.91%	1.29%	.70% I
Supplemental Data
Net assets, end of period (000 omitted)	$10,519	$10,241	$10,796	$7,663
Portfolio turnover rate J	103% I	84%	198%	12% K

AFor the period June 15, 2021 (commencement of operations) through August 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity Advisor® Environmental Bond Fund Class I

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.28	$8.70	$10.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.142	.236	.109	.016
Net realized and unrealized gain (loss)	.067	(.339)	(1.372)	.100
Total from investment operations	.209	(.103)	(1.263)	.116
Distributions from net investment income	(.129)	(.317)	(.132) D	(.016)
Distributions from net realized gain	-	-	(.005) D	-
Total distributions	(.129)	(.317)	(.137)	(.016)
Net asset value, end of period	$8.36	$8.28	$8.70	$10.10
Total Return E,F	2.56%	(1.18)%	(12.58)%	1.16%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.58% I	.58%	.60%	.40% I
Expenses net of fee waivers, if any	.58% I	.58%	.60%	.40% I
Expenses net of all reductions	.58% I	.57%	.59%	.40% I
Net investment income (loss)	3.46% I	2.79%	1.14%	.74% I
Supplemental Data
Net assets, end of period (000 omitted)	$420	$482	$996	$809
Portfolio turnover rate J	103% I	84%	198%	12% K

AFor the period June 15, 2021 (commencement of operations) through August 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity Advisor® Environmental Bond Fund Class Z

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.29	$8.71	$10.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.151	.252	.130	.017
Net realized and unrealized gain (loss)	.058	(.337)	(1.386)	.101
Total from investment operations	.209	(.085)	(1.256)	.118
Distributions from net investment income	(.139)	(.335)	(.129) D	(.018)
Distributions from net realized gain	-	-	(.005) D	-
Total distributions	(.139)	(.335)	(.134)	(.018)
Net asset value, end of period	$8.36	$8.29	$8.71	$10.10
Total Return E,F	2.55%	(.96)%	(12.52)%	1.18%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.40% I	.40%	.40%	.40% I
Expenses net of fee waivers, if any	.36% I	.36%	.36%	.36% I
Expenses net of all reductions	.36% I	.36%	.36%	.36% I
Net investment income (loss)	3.68% I	3.00%	1.38%	.78% I
Supplemental Data
Net assets, end of period (000 omitted)	$20,778	$19,580	$16,331	$809
Portfolio turnover rate J	103% I	84%	198%	12% K

AFor the period June 15, 2021 (commencement of operations) through August 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024

1. Organization.
Fidelity Environmental Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Environmental Bond Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund normally invests in issuers whose products or services are intended or likely to have a positive environmental impact. Some industries and sectors might be more likely to issue environmental bonds, and events or factors impacting these sectors may have a greater effect on, and may more adversely affect, the Fund than they would a fund that does not invest in issuers with a common purpose. The Fund also will be affected by a decrease in governmental or other support for environmental initiatives.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$224,039
Gross unrealized depreciation	(2,641,452)
Net unrealized appreciation (depreciation)	$(2,417,413)
Tax cost	$37,647,587

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(8,749,713)
Long-term	(1,207,470)
Total capital loss carryforward	$(9,957,183)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Environmental Bond Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	28,583	3,279
Total Foreign Exchange Risk	28,583	3,279
Interest Rate Risk
Futures Contracts	2,211	8,512
Total Interest Rate Risk	2,211	8,512
Totals	30,794	11,791

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Environmental Bond Fund	13,958,886	12,978,239
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees and other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,251	$1,057
Class M	-%	.25%	914	872
Class C	.75%	.25%	3,591	3,481
			$5,756	$5,410

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$6
Class M	5
$11

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$493.10
Class M	301.08
Class C	318.09
Fidelity Environmental Bond Fund	5,082.10
Class I	512.23
Class Z	5,012.05
	$11,718

A Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$4,204

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $446.

Effective March 1, 2024, the investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2025.

Expense Limitations
Class I	.45%
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2024	Year ended August 31, 2023
Fidelity Environmental Bond Fund
Distributions to shareholders
Class A	$15,123	$31,286
Class M	11,107	26,484
Class C	8,191	21,134
Fidelity Environmental Bond Fund	166,204	430,440
Class I	6,949	25,677
Class Z	337,038	651,546
Total	$544,612	$1,186,567
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2024	Year ended August 31, 2023	Six months ended February 29, 2024	Year ended August 31, 2023
Fidelity Environmental Bond Fund
Class A
Shares sold	380	28,410	$3,135	$238,142
Reinvestment of distributions	1,828	3,721	15,119	31,286
Shares redeemed	(1,442)	(805)	(12,233)	(6,774)
Net increase (decrease)	766	31,326	$6,021	$262,654
Class M
Shares sold	189	1,293	$1,561	$10,953
Reinvestment of distributions	1,342	3,149	11,099	26,467
Shares redeemed	(472)	(993)	(3,943)	(8,362)
Net increase (decrease)	1,059	3,449	$8,717	$29,058
Class C
Shares sold	1,638	943	$13,830	$8,011
Reinvestment of distributions	989	2,516	8,171	21,134
Shares redeemed	(2,493)	(192)	(20,324)	(1,599)
Net increase (decrease)	134	3,267	$1,677	$27,546
Fidelity Environmental Bond Fund
Shares sold	59,421	368,998	$496,084	$3,117,905
Reinvestment of distributions	18,283	44,374	151,204	372,993
Shares redeemed	(55,105)	(417,550)	(452,872)	(3,486,711)
Net increase (decrease)	22,599	(4,178)	$194,416	$4,187
Class I
Shares sold	965	21,555	$7,922	$181,063
Reinvestment of distributions	784	2,898	6,471	24,339
Shares redeemed	(9,607)	(80,804)	(79,065)	(675,129)
Net increase (decrease)	(7,858)	(56,351)	$(64,672)	$(469,727)
Class Z
Shares sold	217,968	700,912	$1,792,656	$5,884,450
Reinvestment of distributions	2,561	4,754	21,170	39,895
Shares redeemed	(97,690)	(218,707)	(802,273)	(1,821,854)
Net increase (decrease)	122,839	486,959	$1,011,553	$4,102,491
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Environmental Bond Fund	20%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024
Fidelity® Environmental Bond Fund
Class A	.70%
Actual		$ 1,000	$ 1,023.70	$ 3.52
Hypothetical-B		$ 1,000	$ 1,021.38	$ 3.52
Class M	.69%
Actual		$ 1,000	$ 1,023.80	$ 3.47
Hypothetical-B		$ 1,000	$ 1,021.43	$ 3.47
Class C	1.45%
Actual		$ 1,000	$ 1,020.00	$ 7.28
Hypothetical-B		$ 1,000	$ 1,017.65	$ 7.27
Fidelity® Environmental Bond Fund	.45%
Actual		$ 1,000	$ 1,025.00	$ 2.27
Hypothetical-B		$ 1,000	$ 1,022.63	$ 2.26
Class I **	.58%
Actual		$ 1,000	$ 1,025.60	$ 2.92
Hypothetical-B		$ 1,000	$ 1,021.98	$ 2.92
Class Z	.36%
Actual		$ 1,000	$ 1,025.50	$ 1.81
Hypothetical-B		$ 1,000	$ 1,023.07	$ 1.81

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective March 1, 2024, had been in effect during the current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity® Environmental Bond Fund
Class I	.45%
Actual		$ 2.27
Hypothetical- B		$ 2.26

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Environmental Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees in 2022); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Board Approval of Investment Advisory Contracts
Fidelity Environmental Bond Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	29,408,520,731.18	96.84
Withheld	958,659,352.64	3.16
TOTAL	30,367,180,083.82	100.00
Jennifer Toolin McAuliffe
Affirmative	29,484,249,185.02	97.09
Withheld	882,930,898.80	2.91
TOTAL	30,367,180,083.82	100.00
Christine J. Thompson
Affirmative	29,483,889,948.58	97.09
Withheld	883,290,135.24	2.91
TOTAL	30,367,180,083.82	100.00
Elizabeth S. Acton
Affirmative	29,471,265,000.64	97.05
Withheld	895,915,083.18	2.95
TOTAL	30,367,180,083.82	100.00
Laura M. Bishop
Affirmative	29,508,015,754.27	97.17
Withheld	859,164,329.55	2.83
TOTAL	30,367,180,083.82	100.00
Ann E. Dunwoody
Affirmative	29,470,432,034.14	97.05
Withheld	896,748,049.68	2.95
TOTAL	30,367,180,083.82	100.00
John Engler
Affirmative	29,326,181,411.39	96.57
Withheld	1,040,998,672.43	3.43
TOTAL	30,367,180,083.82	100.00
Robert F. Gartland
Affirmative	29,422,803,481.93	96.89
Withheld	944,376,601.89	3.11
TOTAL	30,367,180,083.82	100.00
Robert W. Helm
Affirmative	29,445,540,968.38	96.97
Withheld	921,639,115.44	3.03
TOTAL	30,367,180,083.82	100.00
Arthur E. Johnson
Affirmative	29,395,582,286.37	96.80
Withheld	971,597,797.45	3.20
TOTAL	30,367,180,083.82	100.00
Michael E. Kenneally
Affirmative	29,420,582,069.08	96.88
Withheld	946,598,014.74	3.12
TOTAL	30,367,180,083.82	100.00
Mark A. Murray
Affirmative	29,446,384,581.44	96.97
Withheld	920,795,502.38	3.03
TOTAL	30,367,180,083.82	100.00
Carol J. Zierhoffer
Affirmative	29,510,392,522.55	97.18
Withheld	856,787,561.27	2.82
TOTAL	30,367,180,083.82	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.9901919.102
ENB-SANN-0424
Fidelity® Total Bond Fund

Semi-Annual Report
February 29, 2024
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 29, 2024 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (4.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (4.1)%
Written options - (0.6)%
Futures and Swaps - 5%
Forward foreign currency contracts - (1.7)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
Corporate Bonds - 29.3%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
0% 12/15/25		2,454,000	1,777,923
2.375% 3/15/24		12,661,000	12,455,892
3.375% 8/15/26		17,938,000	10,605,844
			24,839,659
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Wolfspeed, Inc. 1.875% 12/1/29		8,031,000	4,184,151

Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman 3.5% 6/1/28 (b)		1,860,000	2,330,327
Western Digital Corp. 3% 11/15/28 (b)		1,830,000	2,415,600
			4,745,927
TOTAL INFORMATION TECHNOLOGY			8,930,078

REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Redfin Corp. 0.5% 4/1/27		6,049,000	3,453,760

UTILITIES - 0.0%
Electric Utilities - 0.0%
PG&E Corp. 4.25% 12/1/27 (b)		1,897,000	1,895,103

Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP 2.5% 6/15/26 (b)		1,705,000	1,534,495
Sunnova Energy International, Inc. 0.25% 12/1/26		491,000	245,583
			1,780,078
TOTAL UTILITIES			3,675,181

TOTAL CONVERTIBLE BONDS			40,898,678
Nonconvertible Bonds - 29.2%
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.4%
Altice France SA:
5.125% 1/15/29(b)		6,900,000	5,213,128
5.125% 7/15/29(b)		8,010,000	6,048,711
5.5% 1/15/28(b)		3,880,000	3,165,792
5.5% 10/15/29(b)		35,000	26,501
AT&T, Inc. 4.3% 2/15/30		10,373,000	9,892,815
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		10,142,000	9,558,835
Cablevision Lightpath LLC:
3.875% 9/15/27(b)		1,135,000	1,028,807
5.625% 9/15/28(b)		895,000	744,829
Colombia Telecomunicaciones SA 4.95% 7/17/30 (b)		560,000	376,992
Consolidated Communications, Inc. 5% 10/1/28 (b)		1,385,000	1,144,024
Frontier Communications Holdings LLC:
5% 5/1/28(b)		5,717,000	5,290,821
5.875% 10/15/27(b)		1,686,000	1,629,521
5.875% 11/1/29		2,650,000	2,269,751
8.75% 5/15/30(b)		2,453,000	2,501,987
IHS Holding Ltd. 5.625% 11/29/26 (b)		1,070,000	940,519
Koninklijke KPN NV 3.875% 2/16/36 (Reg. S)	EUR	900,000	970,329
Level 3 Financing, Inc.:
3.625% 1/15/29(b)		840,000	491,400
4.25% 7/1/28(b)		2,690,000	1,654,350
10.5% 5/15/30(b)		7,534,000	7,722,350
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		2,490,000	1,437,975
Qtel International Finance Ltd. 2.625% 4/8/31 (b)		1,030,000	883,977
Sable International Finance Ltd. 5.75% 9/7/27 (b)		2,355,000	2,254,442
Sitios Latinoamerica S.A.B. de CV 5.375% 4/4/32 (b)		3,520,000	3,240,512
Telecom Italia Capital SA:
6% 9/30/34		2,030,000	1,883,467
7.2% 7/18/36		2,189,000	2,175,766
7.721% 6/4/38		605,000	619,659
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		1,565,000	1,530,570
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		1,800,000	1,687,500
Verizon Communications, Inc.:
2.1% 3/22/28		22,884,000	20,375,708
2.55% 3/21/31		21,181,000	17,851,905
3% 3/22/27		5,131,000	4,829,601
3.75% 2/28/36	EUR	1,925,000	2,048,104
4.862% 8/21/46		26,720,000	24,490,052
5.012% 4/15/49		569,000	549,656
Windstream Escrow LLC 7.75% 8/15/28 (b)		3,730,000	3,482,415
Zayo Group Holdings, Inc. 4% 3/1/27 (b)		5,894,000	4,906,755
			154,919,526
Entertainment - 0.0%
Roblox Corp. 3.875% 5/1/30 (b)		5,810,000	5,088,572
Universal Music Group NV 4% 6/13/31 (Reg. S)	EUR	1,800,000	1,968,844
			7,057,416
Interactive Media & Services - 0.0%
Baidu, Inc.:
1.72% 4/9/26		1,135,000	1,053,700
2.375% 10/9/30		635,000	533,527
Tencent Holdings Ltd.:
1.81% 1/26/26(b)		645,000	604,404
2.39% 6/3/30(b)		1,365,000	1,163,035
3.975% 4/11/29(b)		480,000	454,848
			3,809,514
Media - 1.5%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		4,320,000	4,020,840
Altice Financing SA:
5% 1/15/28(b)		2,605,000	2,304,751
5.75% 8/15/29(b)		14,659,000	12,625,366
Altice France Holding SA 6% 2/15/28 (b)		7,730,000	3,901,690
Cable Onda SA 4.5% 1/30/30 (b)		2,555,000	2,286,725
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31(b)		7,195,000	5,787,208
4.25% 1/15/34(b)		4,575,000	3,420,535
4.5% 8/15/30(b)		1,185,000	982,981
4.5% 5/1/32		7,900,000	6,241,036
4.5% 6/1/33(b)		8,375,000	6,442,445
4.75% 2/1/32(b)		300,000	242,033
5.375% 6/1/29(b)		3,061,000	2,768,270
5.5% 5/1/26(b)		480,000	471,617
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.85% 4/1/61		3,000,000	1,742,514
3.9% 6/1/52		4,000,000	2,514,795
4.4% 4/1/33		24,687,000	21,582,224
4.8% 3/1/50		8,000,000	5,788,969
5.25% 4/1/53		35,512,000	27,570,899
5.375% 5/1/47		43,892,000	34,661,112
5.5% 4/1/63		36,711,000	28,395,917
6.484% 10/23/45		9,078,000	8,293,267
6.834% 10/23/55		3,000,000	2,842,664
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27(b)		2,313,000	2,162,749
7.5% 6/1/29(b)		1,877,000	1,553,218
9% 9/15/28(b)		3,180,000	3,316,740
Comcast Corp.:
3.9% 3/1/38		3,341,000	2,865,188
4.65% 7/15/42		7,870,000	7,086,036
6.45% 3/15/37		1,399,000	1,533,201
CSC Holdings LLC:
3.375% 2/15/31(b)		2,306,000	1,627,875
4.125% 12/1/30(b)		3,005,000	2,237,463
4.5% 11/15/31(b)		950,000	705,375
4.625% 12/1/30(b)		7,420,000	4,126,522
5.375% 2/1/28(b)		5,400,000	4,706,802
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (b)(c)		15,945,000	916,838
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)		935,000	882,518
Discovery Communications LLC:
3.625% 5/15/30		13,528,000	11,890,622
4.65% 5/15/50		36,524,000	27,697,327
DISH DBS Corp. 5.75% 12/1/28 (b)		4,415,000	3,057,388
DISH Network Corp. 11.75% 11/15/27 (b)		9,099,000	9,486,420
Dolya Holdco 18 DAC 5% 7/15/28 (b)		1,055,000	973,414
Fox Corp.:
4.709% 1/25/29		5,868,000	5,725,459
5.476% 1/25/39		5,787,000	5,406,087
5.576% 1/25/49		3,840,000	3,512,420
LCPR Senior Secured Financing DAC:
5.125% 7/15/29(b)		3,652,000	3,068,849
6.75% 10/15/27(b)		751,000	709,695
Outfront Media Capital LLC / Corp. 7.375% 2/15/31 (b)		3,030,000	3,162,320
Sirius XM Radio, Inc.:
4% 7/15/28(b)		7,540,000	6,792,904
4.125% 7/1/30(b)		3,450,000	2,968,234
5.5% 7/1/29(b)		2,313,000	2,187,300
TEGNA, Inc. 5% 9/15/29		660,000	580,800
Time Warner Cable LLC:
4.5% 9/15/42		18,291,000	13,393,678
5.5% 9/1/41		8,265,000	6,813,572
5.875% 11/15/40		10,540,000	9,090,404
6.55% 5/1/37		29,622,000	27,901,792
7.3% 7/1/38		24,672,000	24,598,401
TV Azteca SA de CV 8.25% (Reg. S) (c)		4,321,000	1,624,998
Univision Communications, Inc.:
4.5% 5/1/29(b)		2,915,000	2,556,250
6.625% 6/1/27(b)		4,568,000	4,428,208
7.375% 6/30/30(b)		2,515,000	2,429,165
8% 8/15/28(b)		2,718,000	2,732,514
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)		4,925,000	4,304,499
VTR Finance BV 6.375% 7/15/28 (b)		830,000	367,534
Warnermedia Holdings, Inc.:
3.755% 3/15/27		15,793,000	14,943,949
4.054% 3/15/29		5,474,000	5,070,393
4.279% 3/15/32		42,020,000	37,069,499
5.05% 3/15/42		11,773,000	9,900,125
5.141% 3/15/52		59,938,000	48,705,355
Ziggo Bond Co. BV 6% 1/15/27 (b)		243,000	237,548
Ziggo BV 4.875% 1/15/30 (b)		2,545,000	2,267,115
			524,262,621
Wireless Telecommunication Services - 0.4%
AXIAN Telecom 7.375% 2/16/27 (b)		1,350,000	1,284,404
Bharti Airtel International BV 5.35% 5/20/24 (b)		1,560,000	1,557,161
CT Trust 5.125% 2/3/32 (b)		2,020,000	1,818,000
Intelsat Jackson Holdings SA 6.5% 3/15/30 (b)		8,035,000	7,475,622
Millicom International Cellular SA:
4.5% 4/27/31(b)		7,030,000	6,071,811
5.125% 1/15/28(b)		711,000	677,071
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (b)		819,000	826,928
T-Mobile U.S.A., Inc.:
2.25% 11/15/31		35,000,000	28,396,721
3.75% 4/15/27		23,850,000	22,861,573
3.875% 4/15/30		42,000,000	38,985,070
4.375% 4/15/40		5,147,000	4,512,125
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)		4,510,000	3,825,021
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S)(d)	GBP	5,150,000	6,333,773
6.25% 10/3/78 (Reg. S)(d)		739,000	735,231
VTR Comunicaciones SpA:
4.375% 4/15/29(b)		565,000	347,673
5.125% 1/15/28(b)		1,568,000	976,864
			126,685,048
TOTAL COMMUNICATION SERVICES			816,734,125

CONSUMER DISCRETIONARY - 1.3%
Automobile Components - 0.1%
Adient Global Holdings Ltd. 7% 4/15/28 (b)		575,000	586,211
Dana, Inc.:
4.25% 9/1/30		775,000	668,370
5.375% 11/15/27		515,000	497,119
Hertz Corp. 5% 12/1/29 (b)		495,000	379,224
IHO Verwaltungs GmbH 4.75% 9/15/26 pay-in-kind (b)(d)		380,000	365,454
Macquarie AirFinance Holdings:
8.125% 3/30/29(b)		3,120,000	3,244,021
8.375% 5/1/28(b)		2,070,000	2,168,284
Metalsa SA de CV 3.75% 5/4/31 (b)		1,225,000	993,512
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (b)		3,600,000	1,571,134
Robert Bosch GmbH 4.375% 6/2/43 (Reg. S)	EUR	1,500,000	1,685,108
Schaeffler AG:
3.375% 10/12/28 (Reg. S)	EUR	2,600,000	2,697,677
4.75% 8/14/29 (Reg. S)	EUR	400,000	437,184
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	1,600,000	1,643,179
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	2,600,000	2,593,159
ZF North America Capital, Inc.:
4.75% 4/29/25(b)		2,400,000	2,363,522
6.875% 4/14/28(b)		1,040,000	1,061,852
7.125% 4/14/30(b)		1,040,000	1,083,606
			24,038,616
Automobiles - 0.1%
Ford Motor Co.:
3.25% 2/12/32		1,700,000	1,394,097
5.291% 12/8/46		380,000	328,613
6.1% 8/19/32		5,495,000	5,485,370
7.4% 11/1/46		660,000	708,034
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 11.4932% 10/15/26 (b)(d)(e)		14,317,000	13,623,923
			21,540,037
Broadline Retail - 0.1%
Alibaba Group Holding Ltd. 2.125% 2/9/31		805,000	664,697
JD.com, Inc. 3.375% 1/14/30		2,255,000	2,032,680
John Lewis PLC 6.125% 1/21/25	GBP	14,058,000	17,674,006
Kohl's Corp. 4.25% 7/17/25		260,000	252,624
Marks & Spencer PLC 3.75% 5/19/26 (Reg. S)	GBP	100,000	121,095
Match Group Holdings II LLC:
3.625% 10/1/31(b)		570,000	480,225
4.125% 8/1/30(b)		1,210,000	1,068,950
5% 12/15/27(b)		2,650,000	2,527,628
Nordstrom, Inc.:
4.25% 8/1/31		2,260,000	1,901,835
4.375% 4/1/30		1,505,000	1,329,668
Prosus NV:
3.061% 7/13/31(b)		1,085,000	872,752
3.68% 1/21/30(b)		1,370,000	1,182,968
4.027% 8/3/50(b)		1,605,000	1,021,583
4.193% 1/19/32(b)		720,000	615,974
			31,746,685
Distributors - 0.0%
Windsor Holdings III, LLC 8.5% 6/15/30 (b)		2,260,000	2,338,356

Diversified Consumer Services - 0.1%
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (b)		9,980,000	9,888,483
Service Corp. International:
4% 5/15/31		1,650,000	1,449,793
5.125% 6/1/29		1,040,000	1,014,832
Sotheby's 7.375% 10/15/27 (b)		2,323,000	2,231,298
TKC Holdings, Inc.:
6.875% 5/15/28(b)		3,464,000	3,243,170
10.5% 5/15/29(b)		3,747,000	3,401,308
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		6,510,000	6,314,700
			27,543,584
Hotels, Restaurants & Leisure - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28(b)		1,475,000	1,375,850
4% 10/15/30(b)		2,910,000	2,556,155
4.375% 1/15/28(b)		4,380,000	4,111,414
5.75% 4/15/25(b)		837,000	833,907
Affinity Interactive 6.875% 12/15/27 (b)		7,365,000	6,793,549
Aramark Services, Inc. 5% 2/1/28 (b)		2,324,000	2,227,145
Bimbo Bakeries U.S.A., Inc.:
5.375% 1/9/36(b)		575,000	566,461
6.4% 1/15/34(b)		1,155,000	1,234,811
Caesars Entertainment, Inc.:
6.5% 2/15/32(b)		4,105,000	4,135,717
7% 2/15/30(b)		3,161,000	3,238,315
8.125% 7/1/27(b)		5,350,000	5,493,305
Carnival Corp.:
5.75% 3/1/27(b)		6,645,000	6,561,886
6% 5/1/29(b)		2,885,000	2,814,623
6.65% 1/15/28		450,000	443,428
7% 8/15/29(b)		975,000	1,011,361
7.625% 3/1/26(b)		6,600,000	6,685,868
10.5% 6/1/30(b)		5,990,000	6,535,283
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)		880,000	792,000
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (b)		3,890,000	3,435,839
Garden SpinCo Corp. 8.625% 7/20/30 (b)		935,000	991,197
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)		1,585,000	1,371,520
Golden Entertainment, Inc. 7.625% 4/15/26 (b)		3,619,000	3,602,982
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(b)		6,640,000	5,672,288
4% 5/1/31(b)		2,915,000	2,589,927
Hilton Grand Vacations Borrower Escrow LLC:
4.875% 7/1/31(b)		1,425,000	1,257,023
6.625% 1/15/32(b)		4,085,000	4,084,989
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	2,700,000	3,129,855
Jacobs Entertainment, Inc. 6.75% 2/15/29 (b)		1,370,000	1,306,254
Life Time, Inc.:
5.75% 1/15/26(b)		3,639,000	3,608,459
8% 4/15/26(b)		5,129,000	5,175,930
Light & Wonder International, Inc. 7.5% 9/1/31 (b)		1,495,000	1,557,557
Lindblad Expeditions LLC 6.75% 2/15/27 (b)		490,000	492,016
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		3,710,000	3,199,875
Marriott Ownership Resorts, Inc.:
4.5% 6/15/29(b)		400,000	362,838
4.75% 1/15/28		1,395,000	1,296,412
McDonald's Corp. 3.5% 7/1/27		6,642,000	6,360,919
Meituan:
2.125% 10/28/25(b)		1,375,000	1,294,466
3.05% 10/28/30(b)		1,235,000	1,043,044
Merlin Entertainments Group 7.375% 2/15/31 (b)		975,000	975,504
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		1,540,000	1,501,531
NCL Corp. Ltd.:
3.625% 12/15/24(b)		4,265,000	4,200,271
5.875% 3/15/26(b)		1,345,000	1,313,729
7.75% 2/15/29(b)		2,845,000	2,916,205
NCL Finance Ltd. 6.125% 3/15/28 (b)		960,000	936,392
Ontario Gaming GTA LP 8% 8/1/30 (b)		97,000	98,931
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26(b)		5,000,000	4,815,566
5.375% 7/15/27(b)		1,930,000	1,892,932
5.5% 8/31/26(b)		5,135,000	5,076,248
5.5% 4/1/28(b)		4,335,000	4,255,752
6.25% 3/15/32(b)(f)		4,235,000	4,247,121
7.25% 1/15/30(b)		850,000	883,724
11.625% 8/15/27(b)		768,000	830,706
Station Casinos LLC 4.5% 2/15/28 (b)		2,371,000	2,210,760
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)		546,000	540,493
Times Square Hotel Trust 8.528% 8/1/26 (b)		515,677	513,943
Viking Cruises Ltd. 9.125% 7/15/31 (b)		665,000	719,915
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (b)		950,000	916,750
Voc Escrow Ltd. 5% 2/15/28 (b)		1,305,000	1,253,361
Whitbread PLC:
2.375% 5/31/27 (Reg. S)	GBP	1,850,000	2,114,144
3.375% 10/16/25 (Reg. S)	GBP	6,600,000	8,028,625
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (b)		950,000	981,049
Yum! Brands, Inc.:
3.625% 3/15/31		950,000	835,452
4.625% 1/31/32		5,170,000	4,746,111
5.375% 4/1/32		760,000	729,760
			166,779,443
Household Durables - 0.0%
Adams Homes, Inc. 7.5% 2/15/25 (b)		164,000	163,720
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (b)		1,345,000	1,221,252
LGI Homes, Inc.:
4% 7/15/29(b)		1,268,000	1,087,345
8.75% 12/15/28(b)		362,000	379,421
Newell Brands, Inc.:
5.2% 4/1/26(g)		1,000,000	971,061
6.375% 9/15/27		1,000,000	968,706
6.5% 4/1/46(g)		760,000	606,341
6.625% 9/15/29		1,055,000	1,009,864
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	3,350,000	3,179,360
TopBuild Corp. 4.125% 2/15/32 (b)		1,870,000	1,637,800
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24		50,000	49,970
TRI Pointe Homes, Inc. 5.7% 6/15/28		380,000	373,658
			11,648,498
Leisure Products - 0.0%
Amer Sports Co. 6.75% 2/16/31 (b)		2,090,000	2,079,989
Mattel, Inc.:
3.375% 4/1/26(b)		3,895,000	3,696,499
5.45% 11/1/41		660,000	596,070
5.875% 12/15/27(b)		2,400,000	2,401,524
			8,774,082
Specialty Retail - 0.2%
AutoNation, Inc. 4.75% 6/1/30		2,958,000	2,813,464
AutoZone, Inc. 4% 4/15/30		20,750,000	19,530,513
Bath & Body Works, Inc. 6.694% 1/15/27		955,000	967,459
Carvana Co.:
4.875% 9/1/29(b)		1,397,000	935,990
5.5% 4/15/27(b)		1,512,000	1,173,906
5.875% 10/1/28(b)		800,000	533,967
10.25% 5/1/30(b)		220,000	178,464
12% 12/1/28 pay-in-kind(b)(d)		2,042,889	1,963,545
13% 6/1/30 pay-in-kind(b)(d)		1,102,423	1,030,674
14% 6/1/31 pay-in-kind(b)(d)		3,706,201	3,606,064
Champions Financing, Inc. 8.75% 2/15/29 (b)		4,940,000	5,046,062
Foot Locker, Inc. 4% 10/1/29 (b)		750,000	634,680
LBM Acquisition LLC 6.25% 1/15/29 (b)		1,910,000	1,720,678
LCM Investments Holdings 8.25% 8/1/31 (b)		980,000	1,000,184
Lowe's Companies, Inc.:
3.35% 4/1/27		2,389,000	2,277,091
4.45% 4/1/62		33,905,000	27,070,879
Michaels Companies, Inc.:
5.25% 5/1/28(b)		1,985,000	1,541,150
7.875% 5/1/29(b)		1,530,000	987,927
O'Reilly Automotive, Inc. 4.2% 4/1/30		4,640,000	4,404,402
Sally Holdings LLC:
5.625% 12/1/25		2,200,000	2,198,565
6.75% 3/1/32		2,070,000	2,064,049
Staples, Inc.:
7.5% 4/15/26(b)		1,001,000	962,376
10.75% 4/15/27(b)		1,000,000	915,000
Valvoline, Inc. 4.25% 2/15/30 (b)		2,385,000	2,369,917
Victoria's Secret & Co. 4.625% 7/15/29 (b)		1,380,000	1,164,061
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)		2,605,000	2,676,638
			89,767,705
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc. 4.125% 8/15/31 (b)		1,255,000	1,067,752
Hanesbrands, Inc. 4.875% 5/15/26 (b)		755,000	728,593
Kontoor Brands, Inc. 4.125% 11/15/29 (b)		800,000	715,422
Levi Strauss & Co. 3.5% 3/1/31 (b)		1,050,000	909,899
Tapestry, Inc.:
7% 11/27/26		10,275,000	10,552,963
7.05% 11/27/25		3,809,000	3,880,113
7.35% 11/27/28		16,432,000	17,187,910
7.7% 11/27/30		19,003,000	20,149,815
7.85% 11/27/33		19,003,000	20,556,418
Wolverine World Wide, Inc. 4% 8/15/29 (b)		4,440,000	3,557,550
			79,306,435
TOTAL CONSUMER DISCRETIONARY			463,483,441

CONSUMER STAPLES - 1.3%
Beverages - 0.4%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46		10,000,000	9,244,958
Anheuser-Busch InBev Finance, Inc. 4.7% 2/1/36		5,697,000	5,452,658
Anheuser-Busch InBev Worldwide, Inc.:
4.35% 6/1/40		13,754,000	12,315,757
5.45% 1/23/39		18,170,000	18,477,518
5.55% 1/23/49		34,229,000	35,090,217
5.8% 1/23/59 (Reg. S)		36,395,000	38,635,744
Central American Bottling Corp. 5.25% 4/27/29 (b)		1,195,000	1,123,300
Primo Water Holdings, Inc. 4.375% 4/30/29 (b)		2,435,000	2,209,154
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		7,760,000	6,774,326
			129,323,632
Consumer Staples Distribution & Retail - 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26(b)		515,000	489,351
3.5% 3/15/29(b)		4,205,000	3,746,476
4.875% 2/15/30(b)		2,725,000	2,557,966
C&S Group Enterprises LLC 5% 12/15/28 (b)		4,135,000	3,275,853
KeHE Distributor / Nextwave 9% 2/15/29 (b)		3,625,000	3,635,638
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)		1,615,000	1,588,627
Performance Food Group, Inc. 5.5% 10/15/27 (b)		2,247,000	2,200,560
REWE International Finance 4.875% 9/13/30 (Reg. S)	EUR	1,100,000	1,238,160
Sysco Corp. 5.95% 4/1/30		8,801,000	9,158,028
Tesco Corporate Treasury Services PLC 2.75% 4/27/30 (Reg. S)	GBP	3,545,000	3,901,303
U.S. Foods, Inc.:
4.625% 6/1/30(b)		1,130,000	1,035,437
4.75% 2/15/29(b)		3,290,000	3,088,553
6.875% 9/15/28(b)		1,230,000	1,251,525
United Natural Foods, Inc. 6.75% 10/15/28 (b)		380,000	316,437
			37,483,914
Food Products - 0.4%
Adecoagro SA 6% 9/21/27 (b)		1,570,000	1,521,142
Camposol SA 6% 2/3/27 (b)		800,000	581,500
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (b)		760,000	702,989
Darling Ingredients, Inc. 6% 6/15/30 (b)		1,365,000	1,345,131
Fiesta Purchaser, Inc. 7.875% 3/1/31 (b)		1,895,000	1,954,052
JBS U.S.A. Lux SA/JBS Food Co./JBS U.S.A. Finance, Inc.:
2.5% 1/15/27		32,955,000	30,234,311
3% 5/15/32		33,235,000	26,609,812
3.625% 1/15/32		9,085,000	7,638,988
5.125% 2/1/28		11,235,000	11,008,190
5.5% 1/15/30		6,505,000	6,340,045
5.75% 4/1/33		23,135,000	22,436,742
JDE Peet's BV 2.25% 9/24/31 (b)		3,931,000	3,075,314
Lamb Weston Holdings, Inc.:
4.125% 1/31/30(b)		5,800,000	5,255,227
4.375% 1/31/32(b)		850,000	759,420
MARB BondCo PLC 3.95% 1/29/31 (b)		985,000	800,313
Pilgrim's Pride Corp.:
3.5% 3/1/32		950,000	793,763
4.25% 4/15/31		1,125,000	1,005,562
Post Holdings, Inc.:
4.625% 4/15/30(b)		2,555,000	2,324,731
5.5% 12/15/29(b)		3,595,000	3,439,765
6.25% 2/15/32(b)		2,480,000	2,492,820
TreeHouse Foods, Inc. 4% 9/1/28		1,280,000	1,129,600
			131,449,417
Household Products - 0.0%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/33 (Reg. S)	EUR	830,000	916,877

Personal Care Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (b)		760,000	775,519

Tobacco - 0.4%
Altria Group, Inc.:
3.875% 9/16/46		28,850,000	21,225,885
4.25% 8/9/42		17,795,000	14,265,575
4.5% 5/2/43		11,887,000	9,868,534
4.8% 2/14/29		3,305,000	3,245,086
5.95% 2/14/49		14,275,000	14,220,528
BAT Capital Corp.:
5.834% 2/20/31		4,500,000	4,484,438
6.421% 8/2/33		21,453,000	22,068,734
Imperial Tobacco Finance PLC:
4.25% 7/21/25(b)		11,765,000	11,530,409
6.125% 7/27/27(b)		12,116,000	12,333,951
Reynolds American, Inc.:
4.45% 6/12/25		5,827,000	5,737,601
5.7% 8/15/35		2,699,000	2,578,075
5.85% 8/15/45		22,737,000	20,656,654
6.15% 9/15/43		2,874,000	2,779,285
7.25% 6/15/37		3,221,000	3,445,886
			148,440,641
TOTAL CONSUMER STAPLES			448,390,000

ENERGY - 3.8%
Energy Equipment & Services - 0.1%
CGG SA 8.75% 4/1/27 (b)		4,215,000	3,759,696
Guara Norte SARL 5.198% 6/15/34 (b)		1,178,086	1,061,750
Halliburton Co.:
3.8% 11/15/25		152,000	148,494
4.85% 11/15/35		5,447,000	5,238,533
Jonah Energy Parent LLC 12% 11/5/25 (h)(i)		1,656,358	1,751,599
Nabors Industries, Inc. 9.125% 1/31/30 (b)		505,000	517,625
Oleoducto Central SA 4% 7/14/27 (b)		1,203,000	1,117,382
Seadrill Finance Ltd. 8.375% 8/1/30 (b)		925,000	950,592
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		3,231,000	3,270,741
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		750,000	769,050
Technip Energies NV 1.125% 5/28/28	EUR	1,985,000	1,920,820
The Oil and Gas Holding Co.:
7.5% 10/25/27(b)		1,677,000	1,733,075
8.375% 11/7/28(b)		485,000	522,229
Transocean Aquila Ltd. 8% 9/30/28 (b)		690,000	702,938
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		1,426,275	1,421,433
Transocean, Inc.:
7.25% 11/1/25(b)		2,738,000	2,697,891
7.5% 1/15/26(b)		2,809,000	2,777,426
8% 2/1/27(b)		4,095,000	3,997,457
8.75% 2/15/30(b)		2,335,500	2,398,146
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp. 6.875% 4/1/26		1,975,000	1,972,311
Valaris Ltd. 8.375% 4/30/30 (b)		3,900,000	3,999,012
			42,728,200
Oil, Gas & Consumable Fuels - 3.7%
Altus Midstream LP:
5.875% 6/15/30(b)		2,300,000	2,241,152
6.625% 12/15/28(b)		3,065,000	3,102,712
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75% 3/1/27(b)		950,000	929,516
7.875% 5/15/26(b)		950,000	970,382
California Resources Corp. 7.125% 2/1/26 (b)		1,370,000	1,377,220
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)		1,460,000	1,446,269
Canacol Energy Ltd. 5.75% 11/24/28 (b)		785,000	533,879
Canadian Natural Resources Ltd.:
2.95% 7/15/30		23,000,000	19,981,116
3.9% 2/1/25		15,925,000	15,665,525
5.85% 2/1/35		6,942,000	6,934,402
Cenovus Energy, Inc.:
3.75% 2/15/52		3,670,000	2,621,494
5.25% 6/15/37		9,640,000	8,943,276
5.4% 6/15/47		2,422,000	2,218,832
6.75% 11/15/39		969,000	1,050,161
Citgo Petroleum Corp.:
6.375% 6/15/26(b)		4,172,000	4,198,004
7% 6/15/25(b)		4,319,000	4,308,813
8.375% 1/15/29(b)		3,196,000	3,356,340
CNX Midstream Partners LP 4.75% 4/15/30 (b)		1,820,000	1,592,234
CNX Resources Corp.:
7.25% 3/1/32(b)		2,845,000	2,835,115
7.375% 1/15/31(b)		2,150,000	2,167,488
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30(b)		3,692,000	3,760,683
6.036% 11/15/33(b)		9,954,000	10,220,786
6.497% 8/15/43(b)		2,975,000	3,148,167
6.544% 11/15/53(b)		5,356,000	5,705,605
6.714% 8/15/63(b)		3,206,000	3,471,625
Comstock Resources, Inc.:
5.875% 1/15/30(b)		2,290,000	2,002,399
6.75% 3/1/29(b)		3,015,000	2,781,154
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/33 (b)		2,480,000	2,528,519
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29(b)		2,795,000	2,749,581
5.625% 10/15/25(b)		335,000	333,342
CVR Energy, Inc.:
5.75% 2/15/28(b)		7,271,000	6,749,015
8.5% 1/15/29(b)		3,830,000	3,853,938
DCP Midstream Operating LP 6.45% 11/3/36 (b)		8,754,000	9,018,231
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
6.75% 5/15/25		755,000	755,057
7.125% 6/1/28(b)		5,730,000	5,486,475
8.625% 3/15/29(b)(f)		2,075,000	2,077,209
DT Midstream, Inc.:
4.125% 6/15/29(b)		2,270,000	2,074,203
4.375% 6/15/31(b)		950,000	855,272
Ecopetrol SA:
4.625% 11/2/31		950,000	784,729
8.875% 1/13/33		3,005,000	3,158,255
EG Global Finance PLC 12% 11/30/28 (b)		11,850,000	12,510,638
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)		4,070,000	3,462,044
Empresa Nacional de Petroleo 6.15% 5/10/33 (b)		865,000	863,114
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)		4,367,000	4,402,373
Energean Israel Finance Ltd.:
4.875% 3/30/26 (Reg. S)(b)		1,555,000	1,456,037
8.5% 9/30/33 (Reg. S)(b)		800,000	770,162
Energean PLC 6.5% 4/30/27 (b)		3,370,000	3,074,072
Energy Transfer LP:
3.75% 5/15/30		18,703,000	17,057,432
3.9% 5/15/24(d)		2,707,000	2,697,179
4.95% 6/15/28		12,566,000	12,376,789
5% 5/15/50		36,762,000	31,692,071
5.25% 4/15/29		6,576,000	6,550,626
5.4% 10/1/47		33,221,000	30,131,677
5.625% 5/1/27(b)		15,437,000	15,298,376
5.75% 4/1/25		1,029,000	1,027,302
5.8% 6/15/38		7,006,000	6,926,685
6% 6/15/48		6,263,000	6,138,689
6.125% 12/15/45		1,400,000	1,391,111
6.25% 4/15/49		4,516,000	4,559,633
7.375% 2/1/31(b)		1,695,000	1,773,563
EnLink Midstream LLC:
5.625% 1/15/28(b)		2,235,000	2,202,171
6.5% 9/1/30(b)		3,695,000	3,787,619
EnLink Midstream Partners LP:
4.15% 6/1/25		1,015,000	989,546
4.85% 7/15/26		1,780,000	1,735,524
EQM Midstream Partners LP:
4% 8/1/24		2,515,000	2,496,427
4.75% 1/15/31(b)		780,000	725,333
6% 7/1/25(b)		239,000	238,672
6.5% 7/1/27(b)		650,000	656,501
6.5% 7/15/48		385,000	390,789
FEL Energy VI SARL 5.75% 12/1/40 (b)		1,117,267	1,000,199
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34(b)		849,440	729,669
2.625% 3/31/36(b)		3,880,000	3,150,075
GeoPark Ltd. 5.5% 1/17/27 (b)		1,370,000	1,239,850
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		2,440,000	2,404,888
7% 8/1/27		5,189,000	5,190,660
8.25% 1/15/32(b)		1,010,000	1,035,959
Golar LNG Ltd. 7% 10/20/25 (b)		4,431,000	4,377,474
Gran Tierra Energy, Inc. 9.5% 10/15/29 (b)		835,000	772,375
Harbour Energy PLC 5.5% 10/15/26 (b)		245,000	238,789
Harvest Midstream I LP 7.5% 9/1/28 (b)		3,815,000	3,845,818
Hess Corp.:
5.6% 2/15/41		19,538,000	19,674,252
5.8% 4/1/47		15,757,000	16,012,500
7.125% 3/15/33		3,656,000	4,100,089
7.3% 8/15/31		8,054,000	9,059,956
7.875% 10/1/29		13,500,000	15,126,397
Hess Midstream Operations LP:
4.25% 2/15/30(b)		1,370,000	1,247,508
5.125% 6/15/28(b)		3,922,000	3,768,022
5.5% 10/15/30(b)		850,000	816,854
5.625% 2/15/26(b)		4,255,000	4,194,792
HF Sinclair Corp. 5% 2/1/28 (b)		3,570,000	3,437,769
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (b)		4,010,000	4,225,538
KazMunaiGaz National Co.:
3.5% 4/14/33(b)		915,000	743,666
5.375% 4/24/30(b)		520,000	504,858
5.75% 4/19/47(b)		460,000	391,690
Kinder Morgan Energy Partners LP:
5.5% 3/1/44		27,364,000	25,309,853
6.55% 9/15/40		1,203,000	1,243,755
Kinder Morgan, Inc.:
5.05% 2/15/46		3,092,000	2,697,009
5.55% 6/1/45		7,786,000	7,309,952
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		4,270,000	4,099,200
Leviathan Bond Ltd. 6.125% 6/30/25 (Reg. S) (b)		1,535,000	1,500,232
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)		2,909,299	2,634,953
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (b)		1,645,000	1,593,561
Medco Maple Tree Pte. Ltd. 8.96% 4/27/29 (b)		1,595,000	1,661,990
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (b)		565,000	564,395
Mesquite Energy, Inc. 7.25% (b)(c)(i)		7,883,000	1
MPLX LP:
4.8% 2/15/29		3,672,000	3,596,115
4.875% 12/1/24		8,532,000	8,483,120
4.95% 9/1/32		22,661,000	21,704,173
5.5% 2/15/49		11,018,000	10,318,465
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)		1,205,000	1,028,222
NAK Naftogaz Ukraine:
7.625% 11/8/28(b)		565,000	299,980
7.65% (Reg. S)(c)		1,524,750	1,177,869
New Fortress Energy, Inc.:
6.5% 9/30/26(b)		19,841,000	19,157,244
6.75% 9/15/25(b)		11,778,000	11,717,218
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.125% 2/15/29(b)		1,025,000	1,034,663
8.375% 2/15/32(b)		1,025,000	1,041,177
Northern Oil & Gas, Inc.:
8.125% 3/1/28(b)		3,040,000	3,078,395
8.75% 6/15/31(b)		950,000	992,750
Nostrum Oil & Gas Finance BV 14% 6/30/26 pay-in-kind (b)(d)		33,502	7,117
Occidental Petroleum Corp.:
4.2% 3/15/48		750,000	573,143
4.4% 4/15/46		2,350,000	1,877,670
4.4% 8/15/49		1,080,000	798,660
4.5% 7/15/44		1,890,000	1,456,680
5.5% 12/1/25		830,000	828,022
5.55% 3/15/26		16,037,000	16,054,597
5.875% 9/1/25		1,145,000	1,147,748
6.125% 1/1/31		2,725,000	2,795,142
6.45% 9/15/36		18,151,000	19,110,462
6.6% 3/15/46		18,160,000	19,289,370
6.625% 9/1/30		6,925,000	7,287,870
7.5% 5/1/31		26,639,000	29,418,591
7.875% 9/15/31		735,000	827,082
7.95% 6/15/39		375,000	434,050
8.875% 7/15/30		4,355,000	5,022,801
Parkland Corp.:
4.5% 10/1/29(b)		1,115,000	1,018,831
4.625% 5/1/30(b)		5,315,000	4,855,040
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)		5,980,000	6,127,586
Permian Resources Operating LLC:
5.875% 7/1/29(b)		2,750,000	2,681,250
7% 1/15/32(b)		660,000	677,673
7.75% 2/15/26(b)		1,465,000	1,482,508
Petroleos de Venezuela SA:
5.375%(c)		621,100	65,216
6%(b)(c)		2,790,167	272,041
6%(b)(c)		3,207,669	312,748
12.75%(b)(c)		172,000	20,898
Petroleos Mexicanos:
4.5% 1/23/26		22,915,000	21,333,865
5.35% 2/12/28		650,000	564,402
5.95% 1/28/31		70,847,000	55,005,611
6.35% 2/12/48		43,373,000	26,544,276
6.49% 1/23/27		36,590,000	34,200,307
6.5% 3/13/27		74,753,000	69,718,385
6.5% 6/2/41		380,000	250,800
6.625% 6/15/35		5,003,000	3,701,520
6.7% 2/16/32		20,512,000	16,547,030
6.75% 9/21/47		31,543,000	20,029,805
6.84% 1/23/30		71,806,000	61,378,333
6.875% 10/16/25		1,060,000	1,044,524
6.875% 8/4/26		1,395,000	1,343,943
6.95% 1/28/60		24,897,000	15,794,657
7.69% 1/23/50		53,530,000	36,874,141
Petronas Capital Ltd.:
3.404% 4/28/61(b)		1,775,000	1,209,467
3.5% 4/21/30(b)		625,000	571,680
Petrorio Luxembourg SARL 6.125% 6/9/26 (b)		915,000	899,056
Phillips 66 Co. 3.85% 4/9/25		2,401,000	2,360,043
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		4,919,000	4,462,903
3.6% 11/1/24		4,912,000	4,846,866
Prairie Acquiror LP 9% 8/1/29 (b)(f)		1,035,000	1,042,876
PT Adaro Indonesia 4.25% 10/31/24 (b)		2,375,000	2,334,293
PT Pertamina Persero 4.175% 1/21/50 (b)		645,000	495,844
Qatar Petroleum:
1.375% 9/12/26(b)		2,965,000	2,710,195
2.25% 7/12/31(b)		3,335,000	2,778,322
3.125% 7/12/41(b)		3,545,000	2,607,773
3.3% 7/12/51(b)		3,780,000	2,626,571
Rockies Express Pipeline LLC:
4.8% 5/15/30(b)		220,000	203,775
4.95% 7/15/29(b)		2,610,000	2,440,698
6.875% 4/15/40(b)		990,000	974,840
SA Global Sukuk Ltd. 1.602% 6/17/26 (b)		2,020,000	1,855,875
Sabine Pass Liquefaction LLC 4.5% 5/15/30		31,000,000	29,664,316
Saudi Arabian Oil Co.:
2.25% 11/24/30(b)		2,710,000	2,273,284
3.25% 11/24/50(b)		2,170,000	1,445,763
3.5% 4/16/29(b)		3,740,000	3,475,021
3.5% 11/24/70(b)		830,000	523,315
4.25% 4/16/39(b)		4,395,000	3,792,061
4.375% 4/16/49(b)		340,000	277,634
Sibur Securities DAC 2.95% (b)(c)		610,000	396,500
Sinopec Group Overseas Development Ltd. 2.7% 5/13/30 (b)		600,000	536,010
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)		1,230,000	1,257,183
SM Energy Co. 5.625% 6/1/25		1,645,000	1,632,663
Southwestern Energy Co. 4.75% 2/1/32		2,275,000	2,066,536
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		2,900,000	2,678,867
5.875% 3/15/28		2,625,000	2,596,805
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28(b)		5,665,000	5,381,750
6% 3/1/27(b)		4,580,000	4,520,460
6% 12/31/30(b)		7,715,000	7,174,382
6% 9/1/31(b)		5,080,000	4,653,451
Talos Production, Inc.:
9% 2/1/29(b)		885,000	904,526
9.375% 2/1/31(b)		1,240,000	1,280,813
Teine Energy Ltd. 6.875% 4/15/29 (b)		515,000	488,746
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)		1,777,000	1,453,160
The Williams Companies, Inc.:
3.5% 11/15/30		32,834,000	29,630,899
3.9% 1/15/25		16,989,000	16,739,027
4% 9/15/25		1,911,000	1,873,772
4.55% 6/24/24		21,661,000	21,564,111
4.65% 8/15/32		23,596,000	22,447,739
5.3% 8/15/52		5,344,000	5,000,224
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30		3,952,000	3,554,807
Tullow Oil PLC:
7% 3/1/25(b)		325,000	303,904
10.25% 5/15/26(b)		2,545,000	2,279,582
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29(b)		5,960,000	5,349,152
4.125% 8/15/31(b)		2,605,000	2,286,302
6.25% 1/15/30(b)		1,600,000	1,597,468
Viper Energy, Inc. 7.375% 11/1/31 (b)		750,000	772,245
Western Gas Partners LP:
3.1% 2/1/25		3,170,000	3,088,110
3.95% 6/1/25		850,000	829,205
4.65% 7/1/26		5,039,000	4,929,810
4.75% 8/15/28		3,701,000	3,573,510
5.25% 2/1/50		1,700,000	1,503,913
5.3% 3/1/48		850,000	732,523
5.5% 8/15/48		570,000	500,847
			1,305,130,137
TOTAL ENERGY			1,347,858,337

FINANCIALS - 12.4%
Banks - 5.4%
ABN AMRO Bank NV 3.875% 1/15/32 (Reg. S)	EUR	3,400,000	3,641,861
Access Bank PLC 6.125% 9/21/26 (b)		1,530,000	1,394,213
AIB Group PLC:
1.875% 11/19/29 (Reg. S)(d)	EUR	3,020,000	3,195,478
2.25% 4/4/28 (Reg. S)(d)	EUR	8,450,000	8,690,881
5.25% 10/23/31 (Reg. S)(d)	EUR	1,880,000	2,152,862
6.608% 9/13/29(b)(d)		1,700,000	1,763,972
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (d)	EUR	2,900,000	3,042,296
Banco Espirito Santo SA 4% (Reg. S) (c)(i)	EUR	1,300,000	393,411
Bank of America Corp.:
2.299% 7/21/32(d)		34,460,000	27,892,592
2.496% 2/13/31(d)		10,000,000	8,525,006
3.419% 12/20/28(d)		14,844,000	13,867,764
3.705% 4/24/28(d)		20,736,000	19,769,797
4.25% 10/22/26		9,380,000	9,177,739
4.571% 4/27/33(d)		10,000,000	9,401,320
5.015% 7/22/33(d)		202,394,000	197,277,755
5.468% 1/23/35(d)		31,000,000	30,910,324
Bank of Ireland Group PLC 2.029% 9/30/27 (b)(d)		7,550,000	6,867,556
BankMuscat SAOG 4.75% 3/17/26 (Reg. S)		625,000	611,238
Barclays PLC:
2.852% 5/7/26(d)		16,500,000	15,951,674
5.088% 6/20/30(d)		26,155,000	24,777,795
5.2% 5/12/26		12,530,000	12,389,433
5.262% 1/29/34 (Reg. S)(d)	EUR	5,490,000	6,273,468
5.829% 5/9/27(d)		27,350,000	27,419,214
6.224% 5/9/34(d)		20,610,000	20,867,235
6.49% 9/13/29(d)		36,156,000	37,269,129
7.437% 11/2/33(d)		1,650,000	1,805,100
8.407% 11/14/32 (Reg. S)(d)	GBP	2,300,000	3,051,938
BNP Paribas SA:
2.159% 9/15/29(b)(d)		10,072,000	8,714,994
2.219% 6/9/26(b)(d)		27,762,000	26,576,399
2.5% 3/31/32 (Reg. S)(d)	EUR	5,000,000	5,077,274
BPCE SA:
1.5% 1/13/42 (Reg. S)(d)	EUR	4,600,000	4,494,001
5.716% 1/18/30(b)(d)		2,250,000	2,240,450
Citigroup, Inc.:
2.666% 1/29/31(d)		10,000,000	8,579,357
3.352% 4/24/25(d)		17,534,000	17,467,399
4.3% 11/20/26		5,384,000	5,244,255
4.4% 6/10/25		13,145,000	12,949,574
4.412% 3/31/31(d)		42,031,000	39,704,321
4.45% 9/29/27		19,254,000	18,650,465
4.6% 3/9/26		8,567,000	8,426,636
4.91% 5/24/33(d)		98,011,000	93,844,543
5.875% 7/1/24 (Reg. S)	GBP	1,500,000	1,891,897
Citizens Financial Group, Inc. 2.638% 9/30/32		10,185,000	7,733,447
Commerzbank AG 8.625% 2/28/33 (Reg. S) (d)	GBP	700,000	926,695
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(d)		9,644,000	8,579,325
Danske Bank A/S:
2.25% 1/14/28 (Reg. S)(d)	GBP	3,450,000	3,963,705
4.75% 6/21/30 (Reg. S)(d)	EUR	4,691,000	5,248,336
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26(b)		1,656,000	1,548,498
6% 4/15/25(b)		865,000	856,210
8% 6/15/27(b)		905,000	939,674
HSBC Holdings PLC:
4.25% 3/14/24		3,945,000	3,942,751
4.787% 3/10/32 (Reg. S)(d)	EUR	3,930,000	4,421,744
4.856% 5/23/33 (Reg. S)(d)	EUR	5,100,000	5,783,704
4.95% 3/31/30		5,616,000	5,499,801
6.8% 9/14/31(d)	GBP	1,160,000	1,548,832
7.39% 11/3/28(d)		2,850,000	3,019,211
8.201% 11/16/34 (Reg. S)(d)	GBP	3,200,000	4,373,415
ING Groep NV:
4.5% 5/23/29 (Reg. S)(d)	EUR	2,300,000	2,535,820
4.75% 5/23/34 (Reg. S)(d)	EUR	8,000,000	9,109,934
Intesa Sanpaolo SpA:
3.875% 7/14/27(b)		5,666,000	5,282,934
4.198% 6/1/32(b)(d)		4,469,000	3,665,720
5.017% 6/26/24(b)		16,671,000	16,565,594
5.71% 1/15/26(b)		65,914,000	65,312,192
6.625% 6/20/33(b)		2,500,000	2,527,425
JPMorgan Chase & Co.:
2.739% 10/15/30(d)		10,000,000	8,772,920
2.956% 5/13/31(d)		16,800,000	14,592,027
4.452% 12/5/29(d)		40,200,000	38,885,330
4.493% 3/24/31(d)		60,900,000	58,491,157
4.586% 4/26/33(d)		89,633,000	85,046,807
4.912% 7/25/33(d)		89,141,000	86,472,865
5.299% 7/24/29(d)		35,000,000	35,089,256
5.336% 1/23/35(d)		45,000,000	44,758,289
5.717% 9/14/33(d)		41,000,000	41,513,741
Jyske Bank A/S:
5% 10/26/28(d)	EUR	1,825,000	2,015,595
5.125% 5/1/35 (Reg. S)(d)	EUR	1,183,000	1,283,765
KBC Group NV 6.324% 9/21/34 (b)(d)		4,450,000	4,611,335
Lloyds Banking Group PLC:
1.985% 12/15/31(d)	GBP	3,200,000	3,611,228
4.5% 1/11/29 (Reg. S)(d)	EUR	1,960,000	2,163,724
4.75% 9/21/31 (Reg. S)(d)	EUR	4,800,000	5,362,919
Magyar Export-Import Bank 6.125% 12/4/27 (b)		540,000	542,646
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		625,000	590,625
NatWest Group PLC:
2.105% 11/28/31 (Reg. S)(d)	GBP	5,300,000	5,985,713
3.073% 5/22/28(d)		17,464,000	16,204,651
3.622% 8/14/30 (Reg. S)(d)	GBP	2,250,000	2,737,417
4.771% 2/16/29 (Reg. S)(d)	EUR	4,800,000	5,330,236
4.8% 4/5/26		15,141,000	14,953,852
7.416% 6/6/33 (Reg. S)(d)	GBP	2,600,000	3,372,431
Nordea Bank Abp 4.125% 5/5/28 (Reg. S)	EUR	5,300,000	5,815,589
OTP Bank PLC 8.75% 5/15/33 (Reg. S) (d)		650,000	671,502
PNC Financial Services Group, Inc. 4.626% 6/6/33 (d)		25,000,000	23,167,295
Rabobank Nederland:
3.822% 7/26/34 (Reg. S)	EUR	1,300,000	1,403,747
4% 1/10/30 (Reg. S)	EUR	2,600,000	2,854,198
4.375% 8/4/25		16,524,000	16,206,446
Societe Generale:
1.038% 6/18/25(b)(d)		70,150,000	69,058,735
1.488% 12/14/26(b)(d)		37,622,000	34,698,130
4.25% 4/14/25(b)		2,700,000	2,641,529
4.75% 11/24/25(b)		1,750,000	1,713,641
6.691% 1/10/34(b)(d)		1,700,000	1,756,171
Synchrony Bank:
5.4% 8/22/25		21,633,000	21,378,759
5.625% 8/23/27		19,587,000	19,056,742
UniCredit SpA:
5.459% 6/30/35(b)(d)		3,269,000	3,020,622
5.861% 6/19/32(b)(d)		1,155,000	1,119,442
Virgin Money UK PLC 7.625% 8/23/29 (Reg. S) (d)	GBP	5,000,000	6,632,364
Wells Fargo & Co.:
2.572% 2/11/31(d)		10,000,000	8,525,761
3.526% 3/24/28(d)		33,177,000	31,455,834
4.478% 4/4/31(d)		58,414,000	55,545,171
4.897% 7/25/33(d)		35,000,000	33,465,204
5.013% 4/4/51(d)		36,670,000	33,908,531
5.389% 4/24/34(d)		29,117,000	28,637,714
5.499% 1/23/35(d)		6,541,000	6,497,797
5.574% 7/25/29(d)		33,000,000	33,216,102
6.303% 10/23/29(d)		20,000,000	20,729,647
Western Alliance Bancorp. 3% 6/15/31 (d)		4,737,000	4,154,349
Westpac Banking Corp. 4.11% 7/24/34 (d)		13,519,000	12,348,886
			1,877,696,020
Capital Markets - 3.4%
Affiliated Managers Group, Inc. 3.5% 8/1/25		13,384,000	13,008,435
Ares Capital Corp. 3.875% 1/15/26		47,916,000	45,969,927
AssuredPartners, Inc.:
5.625% 1/15/29(b)		2,035,000	1,871,842
7.5% 2/15/32(b)		2,470,000	2,427,343
Athene Global Funding:
5.339% 1/15/27(b)		46,561,000	46,304,635
5.583% 1/9/29(b)		20,758,000	20,680,467
Blackstone Private Credit Fund:
4.7% 3/24/25		63,655,000	62,666,983
4.875% 4/14/26	GBP	3,900,000	4,724,318
7.05% 9/29/25		28,315,000	28,686,902
Coinbase Global, Inc.:
3.375% 10/1/28(b)		755,000	637,712
3.625% 10/1/31(b)		2,775,000	2,172,663
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S)(d)	EUR	3,100,000	3,236,456
4% 6/24/32 (Reg. S)(d)	EUR	6,600,000	6,792,309
4.1% 1/13/26		5,495,000	5,348,868
4.5% 4/1/25		82,560,000	80,977,306
6.125% 12/12/30 (Reg. S)(d)	GBP	6,100,000	7,609,678
Deutsche Bank AG New York Branch:
3.729% 1/14/32(d)		60,841,000	49,834,976
5.882% 7/8/31(d)		10,000,000	9,572,376
6.72% 1/18/29(d)		1,700,000	1,746,556
Goldman Sachs Group, Inc.:
2.383% 7/21/32(d)		34,782,000	28,305,039
2.6% 2/7/30		10,000,000	8,684,364
3.102% 2/24/33(d)		64,036,000	54,303,838
3.691% 6/5/28(d)		128,004,000	122,071,105
3.8% 3/15/30		70,690,000	65,726,779
6.75% 10/1/37		6,976,000	7,582,572
Hightower Holding LLC 6.75% 4/15/29 (b)		2,820,000	2,646,501
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)		1,320,000	1,214,650
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (b)		680,000	611,597
LPL Holdings, Inc. 4.375% 5/15/31 (b)		950,000	859,328
Moody's Corp.:
3.25% 1/15/28		7,339,000	6,907,515
3.75% 3/24/25		20,324,000	19,979,220
Morgan Stanley:
2.699% 1/22/31(d)		10,000,000	8,662,476
3.622% 4/1/31(d)		39,278,000	35,682,983
4.431% 1/23/30(d)		14,132,000	13,565,043
4.656% 3/2/29(d)	EUR	2,100,000	2,331,869
4.889% 7/20/33(d)		69,805,000	67,051,037
5% 11/24/25		4,278,000	4,253,288
5.25% 4/21/34(d)		45,000,000	44,169,004
5.449% 7/20/29(d)		16,205,000	16,266,688
6.407% 11/1/29(d)		70,000,000	73,069,513
MSCI, Inc. 3.625% 9/1/30 (b)		3,935,000	3,470,797
StoneX Group, Inc. 7.875% 3/1/31 (b)(f)		1,405,000	1,422,914
UBS Group AG:
1.494% 8/10/27(b)(d)		21,621,000	19,587,814
2.125% 11/15/29 (Reg. S)(d)	GBP	3,900,000	4,286,450
2.593% 9/11/25(b)(d)		38,976,000	38,306,682
3.75% 3/26/25		12,391,000	12,135,580
3.869% 1/12/29(b)(d)		11,793,000	11,091,291
4.125% 9/24/25(b)		12,029,000	11,766,238
4.125% 6/9/33 (Reg. S)(d)	EUR	5,480,000	5,903,156
4.194% 4/1/31(b)(d)		36,361,000	33,441,242
4.75% 3/17/32 (Reg. S)(d)	EUR	9,810,000	11,015,515
5.428% 2/8/30(b)(d)		65,000,000	64,565,416
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30(b)		5,780,000	4,219,400
7.875% 5/1/27(b)		760,000	643,348
9.5% 6/1/28(b)		1,275,000	1,074,188
			1,201,144,192
Consumer Finance - 2.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		10,823,000	10,530,395
2.45% 10/29/26		15,103,000	13,930,868
3% 10/29/28		15,819,000	14,214,418
3.3% 1/30/32		26,922,000	22,767,476
4.45% 4/3/26		10,546,000	10,333,111
6.45% 4/15/27(b)		49,188,000	50,346,883
6.5% 7/15/25		13,367,000	13,492,315
Ally Financial, Inc.:
5.125% 9/30/24		8,417,000	8,380,003
5.75% 11/20/25		22,874,000	22,759,980
5.8% 5/1/25		20,531,000	20,498,620
6.7% 2/14/33		5,050,000	4,975,723
7.1% 11/15/27		32,320,000	33,652,444
8% 11/1/31		26,242,000	28,806,808
Capital One Financial Corp.:
2.636% 3/3/26(d)		17,584,000	17,052,924
3.273% 3/1/30(d)		22,490,000	20,046,145
3.65% 5/11/27		52,443,000	49,949,020
3.8% 1/31/28		24,176,000	22,865,162
4.985% 7/24/26(d)		22,984,000	22,774,102
5.247% 7/26/30(d)		35,910,000	35,016,338
5.268% 5/10/33(d)		10,000,000	9,714,125
7.624% 10/30/31(d)		25,805,000	28,239,510
Discover Financial Services:
3.95% 11/6/24		9,389,000	9,269,950
4.1% 2/9/27		11,988,000	11,497,594
4.5% 1/30/26		15,184,000	14,941,530
6.7% 11/29/32		5,478,000	5,733,359
Ford Motor Credit Co. LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 8.3041% 3/6/26(d)(e)		5,315,000	5,475,363
2.3% 2/10/25		1,755,000	1,697,589
2.9% 2/10/29		5,115,000	4,456,320
3.375% 11/13/25		1,000,000	959,424
3.625% 6/17/31		2,755,000	2,348,614
3.815% 11/2/27		2,280,000	2,126,216
4% 11/13/30		985,000	870,890
4.063% 11/1/24		77,591,000	76,522,744
4.125% 8/17/27		2,225,000	2,105,792
4.389% 1/8/26		2,000,000	1,944,759
4.445% 2/14/30	EUR	2,175,000	2,351,511
4.95% 5/28/27		3,935,000	3,825,664
5.125% 6/16/25		1,000,000	989,872
5.584% 3/18/24		20,831,000	20,828,538
6.86% 6/5/26	GBP	3,580,000	4,633,430
6.95% 3/6/26		7,895,000	8,037,144
OneMain Finance Corp.:
3.5% 1/15/27		2,658,000	2,446,619
3.875% 9/15/28		5,655,000	4,940,738
6.875% 3/15/25		2,940,000	2,969,400
7.125% 3/15/26		6,235,000	6,336,269
9% 1/15/29		245,000	257,309
Shriram Transport Finance Co. Ltd.:
4.15% 7/18/25(b)		1,640,000	1,583,125
6.625% 4/22/27(b)		685,000	690,138
SLM Corp. 4.2% 10/29/25		1,005,000	974,538
Synchrony Financial:
3.95% 12/1/27		24,512,000	22,705,675
4.25% 8/15/24		23,318,000	23,103,805
4.375% 3/19/24		19,957,000	19,942,038
5.15% 3/19/29		32,579,000	31,076,749
			757,989,076
Financial Services - 0.8%
Block, Inc.:
2.75% 6/1/26		950,000	886,198
3.5% 6/1/31		6,054,000	5,164,508
Brixmor Operating Partnership LP:
3.85% 2/1/25		9,126,000	8,951,835
4.05% 7/1/30		19,581,000	18,016,820
4.125% 6/15/26		15,162,000	14,610,293
4.125% 5/15/29		18,497,000	17,295,243
Corebridge Financial, Inc.:
3.5% 4/4/25		7,079,000	6,913,900
3.65% 4/5/27		24,155,000	22,920,109
3.85% 4/5/29		9,902,000	9,182,631
3.9% 4/5/32		11,788,000	10,374,628
4.35% 4/5/42		2,681,000	2,212,579
4.4% 4/5/52		7,930,000	6,364,769
Cosan Luxembourg SA 7.25% 6/27/31 (b)		905,000	917,399
GACI First Investment 5.25% 10/13/32 (Reg. S)		585,000	584,269
GGAM Finance Ltd.:
7.75% 5/15/26(b)		1,905,000	1,935,956
8% 2/15/27(b)		4,725,000	4,842,990
8% 6/15/28(b)		5,914,000	6,118,518
Gn Bondco LLC 9.5% 10/15/31 (b)		1,427,000	1,412,730
GTCR W-2 Merger Sub LLC 7.5% 1/15/31 (b)		4,925,000	5,136,775
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		6,535,000	5,513,841
5.25% 5/15/27		14,115,000	12,968,156
6.25% 5/15/26		7,606,000	7,411,600
9.75% 1/15/29(b)		395,000	412,775
Jackson Financial, Inc.:
3.125% 11/23/31		2,681,000	2,216,565
5.17% 6/8/27		10,301,000	10,234,195
5.67% 6/8/32		11,039,000	11,001,672
KfW:
0% 3/31/27 (Reg. S)	EUR	2,500,000	2,473,049
0% 9/17/30 (Reg. S)	EUR	7,000,000	6,302,145
0.75% 1/15/29 (Reg. S)	EUR	15,000,000	14,697,670
2.875% 6/7/33 (Reg. S)	EUR	11,800,000	12,777,110
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	4,950,000	4,481,971
Liberty Costa Rica SR SF 10.875% 1/15/31 (b)		1,145,000	1,191,189
MDGH GMTN RSC Ltd.:
2.875% 11/7/29(b)		1,375,000	1,234,922
4.375% 11/22/33(b)		870,000	826,587
5.084% 5/22/53(b)		1,540,000	1,449,044
5.5% 4/28/33(b)		810,000	835,547
Nationwide Building Society 6.178% 12/7/27 (Reg. S) (d)	GBP	2,200,000	2,818,760
NCR Atleos Corp. 9.5% 4/1/29 (b)		2,215,000	2,343,016
Pine Street Trust I 4.572% 2/15/29 (b)		19,248,000	18,201,442
Pine Street Trust II 5.568% 2/15/49 (b)		19,200,000	17,693,397
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (b)		1,125,000	786,510
Quicken Loans LLC/Quicken Loans Co.-Issuer, Inc. 4% 10/15/33 (b)		760,000	630,982
Raizen Fuels Finance SA 6.95% 3/5/54 (b)		1,085,000	1,086,628
Scientific Games Holdings LP/Scientific Games U.S. Finco, Inc. 6.625% 3/1/30 (b)		2,320,000	2,175,000
			285,605,923
Insurance - 0.6%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29(b)		760,000	674,101
8.25% 2/1/29(b)		1,030,000	1,017,675
Admiral Group PLC 8.5% 1/6/34 (Reg. S)	GBP	1,200,000	1,642,060
AIA Group Ltd. 0.88% 9/9/33 (Reg. S) (d)	EUR	2,000,000	1,827,607
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
4.25% 10/15/27(b)		6,006,000	5,543,332
6.75% 10/15/27(b)		855,000	830,654
6.75% 4/15/28(b)		3,269,000	3,247,196
7% 1/15/31(b)		675,000	672,361
AmWINS Group, Inc.:
4.875% 6/30/29(b)		6,570,000	6,059,523
6.375% 2/15/29(b)		2,070,000	2,071,350
Cloverie PLC 4.5% 9/11/44 (Reg. S) (d)		4,198,000	4,142,586
Demeter Investments BV:
5.625% 8/15/52 (Reg. S)(d)		6,561,000	6,436,603
5.75% 8/15/50 (Reg. S)(d)		14,850,000	14,685,462
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (d)	EUR	2,400,000	2,444,770
Five Corners Funding Trust II 2.85% 5/15/30 (b)		42,017,000	36,421,358
HUB International Ltd. 7.25% 6/15/30 (b)		2,035,000	2,075,920
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)		8,055,000	7,763,816
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29		12,747,000	12,453,307
4.75% 3/15/39		5,849,000	5,537,392
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)		21,378,000	14,471,187
National Financial Partners Corp. 8.5% 10/1/31 (b)		1,230,000	1,357,702
Pricoa Global Funding I 5.375% 5/15/45 (d)		11,144,000	10,972,024
Prudential Funding Asia PLC 2.95% 11/3/33 (Reg. S) (d)		11,200,000	9,856,000
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S)(d)	GBP	4,350,000	4,622,383
6.75% 12/2/44 (Reg. S)(d)		6,610,000	6,606,544
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (b)		1,290,000	1,235,820
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(d)		2,600,000	2,520,586
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)		3,853,000	3,809,405
Unum Group:
3.875% 11/5/25		13,752,000	13,306,985
4% 6/15/29		15,636,000	14,622,324
5.75% 8/15/42		16,274,000	15,797,444
USI, Inc. 7.5% 1/15/32 (b)		1,235,000	1,230,369
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (d)		4,950,000	4,064,693
			220,020,539
Mortgage Real Estate Investment Trusts - 0.0%
Rithm Capital Corp. 6.25% 10/15/25 (b)		1,055,000	1,041,369
Starwood Property Trust, Inc. 3.75% 12/31/24 (b)		1,510,000	1,479,779
			2,521,148
TOTAL FINANCIALS			4,344,976,898

HEALTH CARE - 1.5%
Biotechnology - 0.2%
Amgen, Inc.:
5.25% 3/2/30		12,184,000	12,274,545
5.25% 3/2/33		13,756,000	13,718,279
5.6% 3/2/43		13,068,000	13,082,250
5.65% 3/2/53		6,496,000	6,493,298
5.75% 3/2/63		11,839,000	11,840,099
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		7,420,000	3,005,034
Grifols SA 4.75% 10/15/28 (b)		2,180,000	1,815,504
			62,229,009
Health Care Equipment & Supplies - 0.0%
AdaptHealth LLC 5.125% 3/1/30 (b)		4,165,000	3,482,981
Avantor Funding, Inc.:
3.875% 11/1/29(b)		2,350,000	2,106,307
4.625% 7/15/28(b)		1,545,000	1,458,300
Embecta Corp. 5% 2/15/30 (b)		1,560,000	1,243,320
Hologic, Inc. 3.25% 2/15/29 (b)		1,250,000	1,114,510
Medline Borrower LP 3.875% 4/1/29 (b)		950,000	851,801
Teleflex, Inc. 4.25% 6/1/28 (b)		1,370,000	1,279,016
Werfenlife SA 4.625% 6/6/28 (Reg. S)	EUR	2,300,000	2,515,098
			14,051,333
Health Care Providers & Services - 1.0%
180 Medical, Inc. 3.875% 10/15/29 (b)		1,845,000	1,651,275
AMN Healthcare 4% 4/15/29 (b)		1,215,000	1,066,163
Auna SA 10% 12/15/29 (b)		837,200	847,958
Cano Health, Inc. 6.25% (b)(c)		1,680,000	16,800
Centene Corp.:
2.45% 7/15/28		29,620,000	26,105,110
2.625% 8/1/31		13,830,000	11,316,674
3.375% 2/15/30		24,530,000	21,639,076
4.25% 12/15/27		18,495,000	17,593,310
4.625% 12/15/29		28,135,000	26,631,184
Cigna Group 3.05% 10/15/27		10,400,000	9,721,188
Community Health Systems, Inc.:
4.75% 2/15/31(b)		7,305,000	5,558,813
5.25% 5/15/30(b)		11,255,000	8,979,558
5.625% 3/15/27(b)		7,615,000	6,967,160
6% 1/15/29(b)		3,545,000	3,048,700
6.125% 4/1/30(b)		3,330,000	2,083,181
6.875% 4/15/29(b)		8,047,000	5,134,744
8% 3/15/26(b)		954,000	944,517
10.875% 1/15/32(b)		635,000	646,621
CVS Health Corp.:
3% 8/15/26		2,303,000	2,186,701
3.625% 4/1/27		7,027,000	6,743,444
4.78% 3/25/38		18,481,000	16,793,873
5% 1/30/29		10,678,000	10,643,169
5.25% 1/30/31		4,378,000	4,372,906
DaVita, Inc.:
3.75% 2/15/31(b)		1,425,000	1,169,323
4.625% 6/1/30(b)		7,070,000	6,219,104
HCA Holdings, Inc.:
3.5% 9/1/30		20,891,000	18,665,992
3.625% 3/15/32		3,086,000	2,695,793
5.625% 9/1/28		16,701,000	16,829,923
5.875% 2/1/29		15,195,000	15,465,667
HealthEquity, Inc. 4.5% 10/1/29 (b)		3,845,000	3,533,990
Humana, Inc. 3.7% 3/23/29		9,378,000	8,770,503
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)		750,000	553,125
Modivcare, Inc. 5.875% 11/15/25 (b)		4,200,000	4,100,901
Molina Healthcare, Inc.:
3.875% 11/15/30(b)		2,205,000	1,934,284
3.875% 5/15/32(b)		1,015,000	873,046
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		3,235,000	2,907,537
Radiology Partners, Inc. 8.5% 1/31/29 pay-in-kind (b)(d)		4,098,000	3,939,203
Regionalcare Hospital Partners 9.75% 12/1/26 (b)		1,965,000	1,964,438
RegionalCare Hospital Partners Holdings, Inc.:
5.375% 1/15/29(b)		1,715,000	1,367,335
9.875% 8/15/30(b)		2,260,000	2,344,723
11% 10/15/30(b)		250,000	264,451
Sabra Health Care LP 3.2% 12/1/31		36,074,000	29,248,398
Tenet Healthcare Corp.:
4.25% 6/1/29		4,460,000	4,101,808
4.375% 1/15/30		5,010,000	4,588,629
4.625% 6/15/28		4,010,000	3,816,597
6.125% 10/1/28		5,185,000	5,126,669
6.125% 6/15/30		3,770,000	3,733,625
6.25% 2/1/27		1,830,000	1,825,657
6.75% 5/15/31(b)		665,000	670,819
Toledo Hospital 5.325% 11/15/28		6,970,000	6,508,238
			343,911,903
Health Care Technology - 0.0%
IQVIA, Inc.:
5% 10/15/26(b)		385,000	376,315
6.5% 5/15/30(b)		1,895,000	1,921,265
			2,297,580
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29(b)		1,715,000	1,547,151
4% 3/15/31(b)		1,715,000	1,512,647
4.25% 5/1/28(b)		515,000	483,019
			3,542,817
Pharmaceuticals - 0.3%
1375209 BC Ltd. 9% 1/30/28 (b)		3,058,000	2,989,378
Bausch Health Companies, Inc.:
5.5% 11/1/25(b)		6,025,000	5,606,925
9% 12/15/25(b)		490,000	466,059
Bayer AG 4.625% 5/26/33 (Reg. S)	EUR	2,550,000	2,771,171
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		13,965,000	13,578,237
Bayer U.S. Finance LLC 6.375% 11/21/30 (b)		4,640,000	4,675,219
Catalent Pharma Solutions 3.5% 4/1/30 (b)		2,355,000	2,268,288
Elanco Animal Health, Inc. 6.65% 8/28/28 (d)		4,279,000	4,310,898
Jazz Securities DAC 4.375% 1/15/29 (b)		3,665,000	3,376,505
Mylan NV 4.55% 4/15/28		13,507,000	13,023,344
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(b)		5,580,000	5,104,921
5.125% 4/30/31(b)		3,320,000	2,845,638
Teva Pharmaceutical Finance Netherlands III BV:
3.15% 10/1/26		2,295,000	2,125,919
4.75% 5/9/27		720,000	684,900
7.875% 9/15/29		2,120,000	2,255,201
8.125% 9/15/31		585,000	632,009
Utah Acquisition Sub, Inc. 3.95% 6/15/26		7,088,000	6,841,167
Viatris, Inc.:
2.7% 6/22/30		28,896,000	24,337,826
3.85% 6/22/40		8,232,000	6,049,927
4% 6/22/50		9,327,000	6,366,413
			110,309,945
TOTAL HEALTH CARE			536,342,587

INDUSTRIALS - 1.4%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)		5,811,000	5,741,582
Bombardier, Inc.:
7.875% 4/15/27(b)		4,914,000	4,920,270
8.75% 11/15/30(b)		2,955,000	3,095,392
BWX Technologies, Inc.:
4.125% 6/30/28(b)		5,115,000	4,757,513
4.125% 4/15/29(b)		2,315,000	2,148,343
Embraer Netherlands Finance BV:
5.4% 2/1/27		1,290,000	1,284,582
6.95% 1/17/28(b)		820,000	846,478
7% 7/28/30(b)		905,000	946,540
Howmet Aerospace, Inc.:
5.9% 2/1/27		1,000,000	1,009,558
5.95% 2/1/37		380,000	385,853
6.875% 5/1/25		1,000,000	1,010,478
Moog, Inc. 4.25% 12/15/27 (b)		285,000	266,718
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)		1,515,000	1,623,106
The Boeing Co.:
5.15% 5/1/30		13,707,000	13,477,626
5.705% 5/1/40		13,710,000	13,355,003
5.93% 5/1/60		13,710,000	13,125,792
TransDigm, Inc.:
4.625% 1/15/29		7,395,000	6,781,289
5.5% 11/15/27		16,245,000	15,676,425
6.375% 3/1/29(b)		4,270,000	4,289,301
6.625% 3/1/32(b)		1,660,000	1,670,372
6.75% 8/15/28(b)		2,555,000	2,580,550
7.125% 12/1/31(b)		415,000	425,715
			99,418,486
Air Freight & Logistics - 0.1%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(d)		1,856,000	1,840,599
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/61 (b)		545,000	382,595
Rand Parent LLC 8.5% 2/15/30 (b)		11,735,000	11,396,646
			13,619,840
Building Products - 0.1%
Advanced Drain Systems, Inc.:
5% 9/30/27(b)		3,005,000	2,903,100
6.375% 6/15/30(b)		205,000	204,993
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)		490,000	513,275
Builders FirstSource, Inc.:
4.25% 2/1/32(b)		3,090,000	2,714,952
6.375% 3/1/34(b)		1,250,000	1,247,083
Carrier Global Corp.:
4.5% 11/29/32	EUR	1,650,000	1,867,012
5.9% 3/15/34		3,072,000	3,186,766
6.2% 3/15/54		3,187,000	3,478,574
EMRLD Borrower LP / Emerald Co. 6.625% 12/15/30 (b)		6,650,000	6,673,275
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)		2,210,000	2,149,295
			24,938,325
Commercial Services & Supplies - 0.2%
ADT Corp. 4.125% 8/1/29 (b)		2,555,000	2,309,081
Allied Universal Holdco LLC 7.875% 2/15/31 (b)		2,890,000	2,870,000
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29(b)		2,420,000	2,003,711
9.75% 7/15/27(b)		6,595,000	6,572,062
APX Group, Inc.:
5.75% 7/15/29(b)		2,420,000	2,301,253
6.75% 2/15/27(b)		2,091,000	2,093,865
Artera Services LLC 8.5% 2/15/31 (b)		9,595,000	9,801,804
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)		7,987,000	8,493,589
Cimpress PLC 7% 6/15/26		870,000	866,224
Clean Harbors, Inc. 6.375% 2/1/31 (b)		945,000	939,452
CoreCivic, Inc.:
4.75% 10/15/27		6,660,000	6,277,659
8.25% 4/15/26		4,928,000	5,036,022
Covanta Holding Corp. 4.875% 12/1/29 (b)		3,383,000	2,956,385
GFL Environmental, Inc.:
3.75% 8/1/25(b)		2,000,000	1,941,795
5.125% 12/15/26(b)		2,000,000	1,956,307
6.75% 1/15/31(b)		405,000	414,259
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (b)		4,110,000	4,085,523
Madison IAQ LLC:
4.125% 6/30/28(b)		4,505,000	4,103,868
5.875% 6/30/29(b)		5,090,000	4,544,564
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		2,530,000	2,371,875
Stericycle, Inc.:
3.875% 1/15/29(b)		5,130,000	4,616,580
5.375% 7/15/24(b)		835,000	834,583
The GEO Group, Inc.:
6% 4/15/26		832,000	799,362
9.5% 12/31/28(b)		2,569,000	2,562,340
10.5% 6/30/28		1,030,000	1,049,580
			81,801,743
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		1,615,000	1,581,983
ATP Tower Holdings LLC/Andean Tower Partners 4.05% 4/27/26 (b)		2,837,000	2,631,318
Greensaif Pipelines Bidco SARL:
6.129% 2/23/38(b)		3,115,000	3,157,520
6.51% 2/23/42(b)		850,000	870,460
Pike Corp.:
5.5% 9/1/28(b)		4,668,000	4,427,904
8.625% 1/31/31(b)		3,795,000	4,007,721
Railworks Holdings LP 8.25% 11/15/28 (b)		4,889,000	4,856,036
SRS Distribution, Inc.:
4.625% 7/1/28(b)		1,980,000	1,846,706
6% 12/1/29(b)		1,695,000	1,578,053
			24,957,701
Electrical Equipment - 0.0%
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)		1,210,000	960,740
Regal Rexnord Corp.:
6.05% 2/15/26(b)		2,040,000	2,048,446
6.05% 4/15/28(b)		1,995,000	2,007,528
6.3% 2/15/30(b)		1,995,000	2,031,351
Sensata Technologies BV:
4% 4/15/29(b)		1,985,000	1,800,252
5% 10/1/25(b)		380,000	376,457
			9,224,774
Ground Transportation - 0.1%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	4,151,000	4,281,686
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75% 7/15/27 (b)		243,000	231,543
JSC Georgian Railway 4% 6/17/28 (b)		520,000	471,682
Mobico Group PLC 4.875% 9/26/31 (Reg. S)	EUR	4,150,000	4,429,856
Uber Technologies, Inc.:
4.5% 8/15/29(b)		1,975,000	1,849,249
8% 11/1/26(b)		6,545,000	6,660,166
XPO, Inc.:
6.25% 6/1/28(b)		570,000	571,282
7.125% 6/1/31(b)		940,000	960,016
7.125% 2/1/32(b)		4,210,000	4,280,109
			23,735,589
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (b)		1,900,000	1,705,143
Turkiye Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (b)		1,235,000	1,238,088
			2,943,231
Machinery - 0.0%
Chart Industries, Inc. 7.5% 1/1/30 (b)		256,000	264,067
Mueller Water Products, Inc. 4% 6/15/29 (b)		2,825,000	2,569,041
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27 (b)		7,785,000	7,477,851
Vertical Holdco GmbH 7.625% 7/15/28 (b)		2,445,000	2,392,335
			12,703,294
Marine Transportation - 0.0%
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25(b)		915,000	894,650
3.75% 4/6/27(b)		1,901,000	1,808,364
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (b)		1,035,000	1,037,588
Seaspan Corp. 5.5% 8/1/29 (b)		5,060,000	4,313,802
			8,054,404
Passenger Airlines - 0.1%
Air Canada 3.875% 8/15/26 (b)		1,405,000	1,330,611
American Airlines, Inc.:
7.25% 2/15/28(b)		950,000	957,907
8.5% 5/15/29(b)		1,870,000	1,965,852
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)		5,046,000	4,999,745
Azul Secured Finance LLP:
11.5% 5/28/29(b)		1,669,911	1,389,917
11.93% 8/28/28(b)		860,000	871,825
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (b)		347,373	343,057
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (b)		2,220,000	2,095,125
Mileage Plus Holdings LLC 6.5% 6/20/27 (b)		700,000	700,171
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)		2,285,000	1,652,649
			16,306,859
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (b)		1,795,000	1,674,023
CoreLogic, Inc. 4.5% 5/1/28 (b)		1,925,000	1,704,838
Korn Ferry 4.625% 12/15/27 (b)		705,000	666,248
Thomson Reuters Corp. 3.85% 9/29/24		2,221,000	2,188,907
TriNet Group, Inc.:
3.5% 3/1/29(b)		5,700,000	5,047,008
7.125% 8/15/31(b)		1,085,000	1,105,223
			12,386,247
Trading Companies & Distributors - 0.1%
Air Lease Corp. 3.375% 7/1/25		24,376,000	23,677,535
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		1,960,000	1,970,611
FLY Leasing Ltd. 7% 10/15/24 (b)		675,000	661,514
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (b)		2,535,000	2,657,953
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	3,353,000	3,999,705
			32,967,318
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25(b)		37,550,000	36,443,986
3.95% 7/1/24(b)		7,125,000	7,071,754
4.25% 4/15/26(b)		5,430,000	5,235,759
4.375% 5/1/26(b)		16,881,000	16,288,361
5.5% 1/15/26(b)		14,454,000	14,304,498
6.375% 5/4/28(b)		23,134,000	23,475,289
DP World Crescent Ltd. 3.7495% 1/30/30 (b)		2,070,000	1,911,065
DP World Ltd. 5.625% 9/25/48 (b)		1,080,000	1,011,488
Heathrow Funding Ltd.:
2.625% 3/16/28 (Reg. S)	GBP	3,645,000	4,074,177
6% 3/5/32 (Reg. S)	GBP	3,850,000	4,853,829
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	1,900,000	1,780,213
			116,450,419
TOTAL INDUSTRIALS			479,508,230

INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.1%
CommScope, Inc.:
4.75% 9/1/29(b)		1,960,000	1,342,600
6% 3/1/26(b)		3,660,000	3,294,000
HTA Group Ltd. 7% 12/18/25 (b)		10,586,000	10,489,456
IHS Netherlands Holdco BV 8% 9/18/27 (b)		2,388,000	2,141,200
			17,267,256
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. 5% 12/15/29 (b)		4,705,000	4,387,413
Dell International LLC/EMC Corp. 6.2% 7/15/30		8,040,000	8,413,948
Sensata Technologies, Inc. 3.75% 2/15/31 (b)		950,000	812,393
TTM Technologies, Inc. 4% 3/1/29 (b)		7,180,000	6,390,899
			20,004,653
IT Services - 0.1%
Acuris Finance U.S. 5% 5/1/28 (b)		5,965,000	5,340,652
CA Magnum Holdings 5.375% 10/31/26 (b)		1,585,000	1,515,561
Gartner, Inc.:
3.625% 6/15/29(b)		465,000	416,638
4.5% 7/1/28(b)		3,690,000	3,492,895
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(b)		3,475,000	3,094,059
5.25% 12/1/27(b)		3,305,000	3,197,588
Rackspace Hosting, Inc. 3.5% 2/15/28 (b)		4,380,000	1,763,500
Virtusa Corp. 7.125% 12/15/28 (b)		987,000	875,346
			19,696,239
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom, Inc.:
1.95% 2/15/28(b)		6,532,000	5,799,213
2.45% 2/15/31(b)		63,710,000	53,224,134
2.6% 2/15/33(b)		56,472,000	45,390,311
3.5% 2/15/41(b)		44,880,000	34,320,298
Entegris, Inc.:
3.625% 5/1/29(b)		1,775,000	1,570,875
4.75% 4/15/29(b)		6,310,000	5,949,875
5.95% 6/15/30(b)		6,600,000	6,471,657
ON Semiconductor Corp. 3.875% 9/1/28 (b)		2,785,000	2,546,966
			155,273,329
Software - 0.4%
Black Knight InfoServ LLC 3.625% 9/1/28 (b)		6,285,000	5,907,900
Clarivate Science Holdings Corp.:
3.875% 7/1/28(b)		1,065,000	972,170
4.875% 7/1/29(b)		1,075,000	974,930
Cloud Software Group, Inc.:
6.5% 3/31/29(b)		279,000	259,821
9% 9/30/29(b)		10,673,000	9,961,205
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)		2,455,000	2,516,231
Elastic NV 4.125% 7/15/29 (b)		2,840,000	2,550,979
Fair Isaac Corp. 4% 6/15/28 (b)		2,835,000	2,633,473
Gen Digital, Inc.:
5% 4/15/25(b)		1,910,000	1,890,900
7.125% 9/30/30(b)		955,000	975,652
ION Trading Technologies Ltd. 5.75% 5/15/28 (b)		5,438,000	4,880,605
McAfee Corp. 7.375% 2/15/30 (b)		1,722,000	1,519,799
MicroStrategy, Inc. 6.125% 6/15/28 (b)		5,135,000	4,951,171
Open Text Corp.:
3.875% 2/15/28(b)		2,295,000	2,108,830
3.875% 12/1/29(b)		2,900,000	2,563,201
Open Text Holdings, Inc.:
4.125% 2/15/30(b)		2,625,000	2,317,541
4.125% 12/1/31(b)		3,045,000	2,606,273
Oracle Corp.:
1.65% 3/25/26		24,761,000	22,996,994
2.3% 3/25/28		39,119,000	35,056,748
2.875% 3/25/31		49,210,000	42,439,924
UKG, Inc. 6.875% 2/1/31 (b)		2,545,000	2,571,468
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)		1,475,000	1,352,485
			154,008,300
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd.:
3.421% 11/2/30(b)		1,305,000	1,136,446
5.875% 4/24/25 (Reg. S)		305,000	305,012
Seagate HDD Cayman:
5.75% 12/1/34		2,400,000	2,306,880
8.25% 12/15/29(b)		850,000	910,781
8.5% 7/15/31(b)		1,045,000	1,129,872
Western Digital Corp.:
2.85% 2/1/29		3,915,000	3,297,202
3.1% 2/1/32		1,630,000	1,275,802
			10,361,995
TOTAL INFORMATION TECHNOLOGY			376,611,772

MATERIALS - 0.8%
Chemicals - 0.4%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31 (b)		970,000	1,006,326
Braskem Idesa SAPI:
6.99% 2/20/32(b)		570,000	410,400
7.45% 11/15/29(b)		1,800,000	1,359,000
Braskem Netherlands BV:
5.875% 1/31/50(b)		895,000	648,875
7.25% 2/13/33(b)		1,645,000	1,498,102
8.5% 1/12/31(b)		1,285,000	1,265,982
Celanese U.S. Holdings LLC:
6.35% 11/15/28		13,022,000	13,392,537
6.55% 11/15/30		13,200,000	13,723,794
6.7% 11/15/33		7,713,000	8,102,394
Consolidated Energy Finance SA 12% 2/15/31 (b)		3,155,000	3,224,662
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125% 6/15/28 (b)		2,505,000	2,368,678
Element Solutions, Inc. 3.875% 9/1/28 (b)		2,055,000	1,862,499
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)		1,445,000	1,362,216
INEOS Quattro Finance 2 PLC 9.625% 3/15/29 (b)		935,000	983,389
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(d)		2,865,750	2,405,425
LSB Industries, Inc. 6.25% 10/15/28 (b)		1,500,000	1,422,405
Meglobal BV:
2.625% 4/28/28(b)		735,000	655,069
4.25% 11/3/26(b)		605,000	581,671
MEGlobal Canada, Inc. 5% 5/18/25 (b)		1,160,000	1,146,370
Methanex Corp.:
5.125% 10/15/27		6,667,000	6,405,522
5.25% 12/15/29		710,000	675,085
5.65% 12/1/44		5,447,000	4,616,529
NOVA Chemicals Corp.:
4.25% 5/15/29(b)		3,875,000	3,205,176
5% 5/1/25(b)		1,650,000	1,611,333
5.25% 6/1/27(b)		4,350,000	4,029,026
8.5% 11/15/28(b)		1,290,000	1,362,054
9% 2/15/30(b)		1,235,000	1,238,950
Nufarm Australia Ltd. 5% 1/27/30 (b)		3,605,000	3,306,037
OCP SA:
3.75% 6/23/31(b)		955,000	811,153
5.625% 4/25/24(b)		1,710,000	1,709,453
6.875% 4/25/44(b)		1,015,000	951,563
Olin Corp. 5% 2/1/30		4,620,000	4,317,985
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(b)		2,755,000	2,467,103
6.25% 10/1/29(b)		4,229,000	3,751,150
9.75% 11/15/28(b)		6,195,000	6,582,479
Orbia Advance Corp. S.A.B. de CV:
1.875% 5/11/26(b)		1,640,000	1,494,450
2.875% 5/11/31(b)		875,000	708,050
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		2,140,000	1,996,042
5.5% 3/18/31		490,000	407,937
5.875% 3/27/24		900,000	898,650
6.5% 9/27/28		535,000	502,943
8.75% 5/3/29(b)		295,000	295,074
SCIH Salt Holdings, Inc.:
4.875% 5/1/28(b)		870,000	794,963
6.625% 5/1/29(b)		2,660,000	2,418,629
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (b)		2,140,000	2,073,467
The Chemours Co. LLC:
4.625% 11/15/29(b)		2,165,000	1,780,230
5.375% 5/15/27		5,278,000	4,821,400
5.75% 11/15/28(b)		4,150,000	3,639,746
The Scotts Miracle-Gro Co.:
4% 4/1/31		380,000	322,324
4.375% 2/1/32		570,000	476,643
TPC Group, Inc. 13% 12/16/27 (b)		2,405,000	2,451,295
Tronox, Inc. 4.625% 3/15/29 (b)		6,910,000	6,116,256
W.R. Grace Holding LLC:
5.625% 8/15/29(b)		6,245,000	5,476,400
7.375% 3/1/31(b)		770,000	780,734
			141,915,625
Construction Materials - 0.1%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		5,395,000	5,382,936
Smyrna Ready Mix LLC 8.875% 11/15/31 (b)		2,540,000	2,691,851
Summit Materials LLC/Summit Materials Finance Corp. 7.25% 1/15/31 (b)		1,620,000	1,676,700
VM Consolidated, Inc. 5.5% 4/15/29 (b)		490,000	461,802
			10,213,289
Containers & Packaging - 0.1%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(d)		4,062,000	1,736,505
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28(b)		751,000	650,854
4% 9/1/29(b)		1,745,000	1,417,221
6% 6/15/27(b)		2,965,000	2,911,336
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26(b)		2,207,000	2,036,046
5.25% 4/30/25(b)		100,000	98,888
5.25% 8/15/27(b)		608,000	440,874
5.25% 8/15/27(b)		3,826,000	2,774,047
Ball Corp.:
2.875% 8/15/30		950,000	804,281
6% 6/15/29		1,210,000	1,215,869
Berry Global, Inc. 4.875% 7/15/26 (b)		2,605,000	2,543,595
BWAY Holding Co. 7.875% 8/15/26 (b)		2,855,000	2,893,020
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29(b)		1,175,000	1,168,211
8.75% 4/15/30(b)		2,890,000	2,750,857
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)		1,200,000	1,063,548
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)		1,190,000	1,058,898
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31 (b)		950,000	962,816
Sealed Air Corp. 5% 4/15/29 (b)		2,625,000	2,486,631
Sealed Air Corp./Sealed Air Corp. U.S.:
6.125% 2/1/28(b)		1,195,000	1,191,343
7.25% 2/15/31(b)		2,020,000	2,085,415
Trivium Packaging Finance BV:
5.5% 8/15/26(b)		3,219,000	3,138,994
8.5% 8/15/27(b)		2,499,000	2,436,139
			37,865,388
Metals & Mining - 0.2%
Antofagasta PLC:
2.375% 10/14/30(b)		1,860,000	1,533,663
5.625% 5/13/32(b)		665,000	662,091
Arsenal AIC Parent LLC 8% 10/1/30 (b)		1,355,000	1,419,363
ATI, Inc.:
5.875% 12/1/27		2,275,000	2,224,090
7.25% 8/15/30		1,020,000	1,048,427
Celtic Resources Holdings DAC 4.125% (b)(c)(i)		1,205,000	172,749
Commercial Metals Co.:
3.875% 2/15/31		1,150,000	1,003,994
4.125% 1/15/30		2,295,000	2,099,428
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (b)		675,000	646,697
Constellium NV 5.875% 2/15/26 (b)		1,140,000	1,130,683
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29(b)		290,000	254,229
3.15% 1/14/30(b)		750,000	654,810
3.7% 1/30/50(b)		2,620,000	1,764,334
5.125% 2/2/33(b)		790,000	741,723
5.95% 1/8/34(b)		600,000	593,063
6.3% 9/8/53(b)		865,000	839,604
6.44% 1/26/36(b)		930,000	947,147
CSN Islands XI Corp. 6.75% 1/28/28 (b)		1,630,000	1,577,090
CSN Resources SA:
5.875% 4/8/32(b)		1,050,000	897,750
8.875% 12/5/30(b)		485,000	496,883
Eldorado Gold Corp. 6.25% 9/1/29 (b)		1,420,000	1,330,525
Endeavour Mining PLC 5% 10/14/26 (b)		1,680,000	1,562,400
ERO Copper Corp. 6.5% 2/15/30 (b)		7,091,000	6,651,358
First Quantum Minerals Ltd.:
6.875% 10/15/27(b)		4,430,000	4,220,240
7.5% 4/1/25(b)		1,550,000	1,533,725
8.625% 6/1/31(b)		725,000	692,948
9.375% 3/1/29(b)		6,175,000	6,399,233
FMG Resources Pty Ltd. 4.375% 4/1/31 (b)		950,000	851,342
Fresnillo PLC 4.25% 10/2/50 (b)		1,245,000	918,188
Gcm Mining Corp. 6.875% 8/9/26 (b)		1,890,000	1,668,303
HudBay Minerals, Inc. 4.5% 4/1/26 (b)		1,290,000	1,243,099
Kaiser Aluminum Corp.:
4.5% 6/1/31(b)		205,000	175,163
4.625% 3/1/28(b)		1,032,000	951,541
Metinvest BV 8.5% 4/23/26 (Reg. S)		435,000	352,350
Mineral Resources Ltd.:
8% 11/1/27(b)		2,245,000	2,286,555
8.5% 5/1/30(b)		2,430,000	2,495,646
9.25% 10/1/28(b)		1,880,000	1,971,650
Nexa Resources SA 6.5% 1/18/28 (b)		1,405,000	1,401,839
Novelis Corp.:
3.25% 11/15/26(b)		575,000	533,226
3.875% 8/15/31(b)		955,000	808,176
PMHC II, Inc. 9% 2/15/30 (b)		3,870,000	3,560,400
POSCO:
5.75% 1/17/28(b)		1,135,000	1,147,478
5.875% 1/17/33(b)		490,000	504,450
PT Freeport Indonesia:
4.763% 4/14/27(b)		580,000	564,821
5.315% 4/14/32(b)		1,605,000	1,546,097
6.2% 4/14/52(b)		670,000	644,192
PT Indonesia Asahan Aluminium 5.45% 5/15/30 (b)		2,660,000	2,603,502
Samarco Mineracao SA 9.0494% 6/30/31 pay-in-kind (b)(d)		2,140,000	1,968,800
Stillwater Mining Co. 4% 11/16/26 (b)		1,055,000	927,250
TMK Capital SA 4.3% (Reg. S) (c)(i)		990,000	594,000
Volcan Compania Minera SAA 4.375% 2/11/26 (b)		1,165,000	729,581
			73,545,896
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 OY 4.875% 2/4/28 (b)		3,940,000	3,585,400
Inversiones CMPC SA:
3% 4/6/31(b)		730,000	613,288
6.125% 2/26/34(b)		700,000	705,250
LABL, Inc.:
5.875% 11/1/28(b)		575,000	515,041
6.75% 7/15/26(b)		880,000	853,465
9.5% 11/1/28(b)		385,000	385,092
10.5% 7/15/27(b)		1,135,000	1,101,900
Mercer International, Inc. 5.125% 2/1/29		1,235,000	1,063,978
Suzano Austria GmbH 3.75% 1/15/31		730,000	638,020
			9,461,434
TOTAL MATERIALS			273,001,632

REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		16,606,000	16,168,191
American Homes 4 Rent LP:
2.375% 7/15/31		2,770,000	2,229,948
3.625% 4/15/32		10,838,000	9,456,574
American Tower Corp.:
4.05% 3/15/32		1,254,000	1,140,636
5.55% 7/15/33		1,450,000	1,448,944
Boston Properties, Inc.:
3.25% 1/30/31		15,144,000	12,760,234
4.5% 12/1/28		12,665,000	11,965,655
6.75% 12/1/27		16,978,000	17,531,795
Corporate Office Properties LP:
2% 1/15/29		2,119,000	1,755,057
2.25% 3/15/26		6,484,000	6,063,728
2.75% 4/15/31		6,131,000	4,948,615
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)		2,860,000	2,586,552
Diversified Healthcare Trust 9.75% 6/15/25		341,000	339,472
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (b)		1,115,000	942,169
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25		1,040,000	1,030,580
Healthcare Realty Holdings LP:
3.1% 2/15/30		4,838,000	4,164,127
3.5% 8/1/26		5,039,000	4,792,855
Healthpeak OP, LLC:
3.25% 7/15/26		2,056,000	1,964,106
3.5% 7/15/29		2,351,000	2,146,984
Hudson Pacific Properties LP 4.65% 4/1/29		27,154,000	22,615,133
Invitation Homes Operating Partnership LP:
4.15% 4/15/32		16,356,000	14,754,509
5.5% 8/15/33		2,192,000	2,165,123
Kite Realty Group Trust 4.75% 9/15/30		1,467,000	1,384,070
LXP Industrial Trust (REIT):
2.7% 9/15/30		7,113,000	5,864,663
4.4% 6/15/24		2,936,000	2,914,920
MPT Operating Partnership LP/MPT Finance Corp.:
2.5% 3/24/26	GBP	2,850,000	2,963,486
3.5% 3/15/31		6,585,000	4,409,964
4.625% 8/1/29		5,455,000	4,063,320
5% 10/15/27		16,371,000	13,392,504
5.25% 8/1/26		3,505,000	3,120,924
Necessity Retail REIT, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (b)		1,420,000	1,195,626
NNN (REIT), Inc. 5.6% 10/15/33		2,219,000	2,212,909
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		29,647,000	23,598,366
3.375% 2/1/31		13,143,000	11,065,424
3.625% 10/1/29		39,642,000	34,815,510
4.5% 1/15/25		6,808,000	6,736,923
4.5% 4/1/27		32,478,000	31,232,138
4.75% 1/15/28		18,782,000	18,018,157
4.95% 4/1/24		11,105,000	11,091,102
5.25% 1/15/26		18,623,000	18,456,647
Park Intermediate Holdings LLC 7.5% 6/1/25 (b)		1,000,000	1,003,210
Piedmont Operating Partnership LP 2.75% 4/1/32		5,512,000	3,900,365
Realty Income Corp.:
2.2% 6/15/28		3,122,000	2,771,091
3.4% 1/15/28		6,031,000	5,655,229
Retail Opportunity Investments Partnership LP 4% 12/15/24		2,151,000	2,116,009
Safehold Operating Partnership LP:
2.8% 6/15/31		4,450,000	3,615,797
2.85% 1/15/32		733,000	589,455
6.1% 4/1/34		1,642,000	1,633,836
SBA Communications Corp. 3.125% 2/1/29		1,653,000	1,462,896
Simon Property Group LP 2.45% 9/13/29		6,352,000	5,539,584
SITE Centers Corp.:
3.625% 2/1/25		5,451,000	5,362,692
4.25% 2/1/26		18,338,000	17,896,627
Store Capital Corp. 2.7% 12/1/31		7,899,000	6,149,864
Store Capital LLC:
2.75% 11/18/30		7,730,000	6,096,550
4.625% 3/15/29		5,948,000	5,549,880
Sun Communities Operating LP:
2.3% 11/1/28		6,226,000	5,403,400
2.7% 7/15/31		15,891,000	12,960,457
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)		6,430,000	4,694,222
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75% 4/15/28(b)		8,960,000	7,786,389
6.5% 2/15/29(b)		8,855,000	6,817,719
10.5% 2/15/28(b)		7,784,000	8,057,200
Ventas Realty LP:
3% 1/15/30		28,128,000	24,553,713
3.5% 2/1/25		3,798,000	3,721,359
3.75% 5/1/24		15,927,000	15,867,873
4% 3/1/28		6,996,000	6,657,496
4.125% 1/15/26		3,540,000	3,444,856
4.75% 11/15/30		39,136,000	37,396,500
VICI Properties LP:
4.375% 5/15/25		2,699,000	2,650,737
4.75% 2/15/28		21,253,000	20,581,575
4.95% 2/15/30		33,145,000	31,554,599
5.125% 5/15/32		7,569,000	7,102,471
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25(b)		137,000	133,543
4.125% 8/15/30(b)		1,905,000	1,708,740
4.25% 12/1/26(b)		199,000	190,369
4.625% 12/1/29(b)		470,000	437,617
Vornado Realty LP 2.15% 6/1/26		6,904,000	6,195,528
WP Carey, Inc. 3.85% 7/15/29		4,522,000	4,180,468
			620,947,556
Real Estate Management & Development - 0.4%
ACCENTRO Real Estate AG 5.625% 2/13/26 (Reg. S)	EUR	4,086,000	1,951,938
AGPS BondCo PLC:
4.625% 1/14/26 (Reg. S)(d)	EUR	16,200,000	6,916,039
5% 4/27/27 (Reg. S)(d)	EUR	1,800,000	763,585
Anywhere Real Estate Group LLC 7% 4/15/30 (b)		1,529,600	1,386,124
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	8,500,000	7,855,743
1.75% 3/12/29 (Reg. S)	EUR	4,975,000	4,617,428
2.625% 10/20/28 (Reg. S)	GBP	1,900,000	2,042,938
Brandywine Operating Partnership LP:
3.95% 11/15/27		14,429,000	12,680,847
4.1% 10/1/24		13,139,000	12,990,423
4.55% 10/1/29		15,790,000	13,172,722
7.8% 3/15/28		22,792,000	22,577,195
CBRE Group, Inc. 2.5% 4/1/31		21,262,000	17,500,903
Cushman & Wakefield U.S. Borrower LLC 6.75% 5/15/28 (b)		315,000	310,297
Essex Portfolio LP 3.875% 5/1/24		5,607,000	5,584,332
Greystar Real Estate Partners 7.75% 9/1/30 (b)		935,000	970,009
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	4,150,000	3,834,949
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	4,100,000	2,282,109
Howard Hughes Corp.:
4.125% 2/1/29(b)		1,425,000	1,264,958
4.375% 2/1/31(b)		1,170,000	996,715
Kennedy-Wilson, Inc.:
4.75% 3/1/29		1,030,000	834,300
4.75% 2/1/30		3,860,000	3,054,225
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)		55,000	40,838
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)		43,000	30,119
Samhallsbyggnadsbolaget I Norden AB:
2.25% 8/12/27 (Reg. S)	EUR	2,000,000	1,450,974
3% 1/14/25 (Reg. S)	EUR	1,711,000	1,719,520
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	2,300,000	2,280,778
Tanger Properties LP:
2.75% 9/1/31		16,274,000	13,130,358
3.125% 9/1/26		8,723,000	8,141,605
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)		695,000	655,977
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	1,580,000	1,557,953
			152,595,901
TOTAL REAL ESTATE			773,543,457

UTILITIES - 1.1%
Electric Utilities - 0.5%
Chile Electricity LUX MPC SARL 6.01% 1/20/33 (b)		525,000	534,461
Clearway Energy Operating LLC:
3.75% 2/15/31(b)		4,015,000	3,385,709
3.75% 1/15/32(b)		475,000	397,319
4.75% 3/15/28(b)		1,030,000	962,889
Cleco Corporate Holdings LLC 3.375% 9/15/29		12,555,000	10,832,846
Comision Federal de Electricidad:
3.348% 2/9/31(b)		325,000	270,766
4.688% 5/15/29(b)		1,450,000	1,364,813
DPL, Inc.:
4.125% 7/1/25		2,435,000	2,361,363
4.35% 4/15/29		315,000	285,437
Duke Energy Corp.:
2.45% 6/1/30		10,750,000	9,192,245
3.85% 6/15/34	EUR	4,500,000	4,708,986
Duquesne Light Holdings, Inc.:
2.532% 10/1/30(b)		5,172,000	4,270,230
2.775% 1/7/32(b)		16,845,000	13,657,763
Electricite de France SA:
4.75% 10/12/34 (Reg. S)	EUR	5,000,000	5,740,399
5.5% 1/25/35 (Reg. S)	GBP	4,500,000	5,535,134
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (d)	EUR	3,700,000	3,434,107
Enel SpA 3.375% (Reg. S) (d)(j)	EUR	2,091,000	2,176,674
Entergy Corp. 2.8% 6/15/30		11,033,000	9,541,102
Eskom Holdings SOC Ltd.:
6.35% 8/10/28(b)		1,530,000	1,463,629
7.125% 2/11/25(b)		2,370,000	2,358,245
8.45% 8/10/28(b)		645,000	640,808
Exelon Corp.:
3.35% 3/15/32		16,412,000	14,307,599
4.05% 4/15/30		6,798,000	6,375,631
4.7% 4/15/50		3,027,000	2,627,113
FirstEnergy Corp. 3.4% 3/1/50		3,805,000	2,542,237
IPALCO Enterprises, Inc.:
3.7% 9/1/24		6,665,000	6,585,448
4.25% 5/1/30		8,975,000	8,263,172
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (b)		1,545,000	1,284,803
Lamar Funding Ltd. 3.958% 5/7/25 (b)		1,545,000	1,500,303
Mong Duong Finance Holdings BV 5.125% 5/7/29 (b)		1,899,917	1,804,328
Monongahela Power Co. 4.1% 4/15/24 (b)		2,537,000	2,530,452
NextEra Energy Partners LP:
4.5% 9/15/27(b)		1,200,000	1,119,530
7.25% 1/15/29(b)		640,000	650,554
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (d)	EUR	6,100,000	6,016,003
Northern Powergrid PLC 2.5% 4/1/25 (Reg. S)	GBP	147,000	179,313
NRG Energy, Inc.:
3.375% 2/15/29(b)		3,215,000	2,806,157
3.625% 2/15/31(b)		1,230,000	1,034,224
5.25% 6/15/29(b)		2,945,000	2,790,920
PG&E Corp.:
5% 7/1/28		5,950,000	5,674,990
5.25% 7/1/30		13,045,000	12,263,059
Southern Co. 1.875% 9/15/81 (d)	EUR	7,100,000	6,639,268
Vistra Operations Co. LLC:
5% 7/31/27(b)		3,400,000	3,258,951
5.5% 9/1/26(b)		1,775,000	1,747,800
5.625% 2/15/27(b)		3,020,000	2,942,837
7.75% 10/15/31(b)		2,550,000	2,637,712
			180,697,329
Gas Utilities - 0.0%
ENN Energy Holdings Ltd. 4.625% 5/17/27 (b)		1,645,000	1,608,070
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% 4/1/26 (b)		515,000	509,866
Nakilat, Inc. 6.067% 12/31/33 (b)		1,047,524	1,078,950
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% 3/1/27		365,000	359,525
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)		1,725,000	1,561,125
			5,117,536
Independent Power and Renewable Electricity Producers - 0.3%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)		5,895,000	5,386,835
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (b)		640,000	613,517
Buffalo Energy Mexico Holdings 7.875% 2/15/39 (b)		965,000	1,020,642
Emera U.S. Finance LP 3.55% 6/15/26		5,152,000	4,940,779
Energo-Pro A/S 8.5% 2/4/27 (b)		1,465,000	1,471,593
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)		3,115,000	2,492,000
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)		1,300,000	1,238,250
PT Pertamina Geothermal Energy 5.15% 4/27/28 (b)		575,000	572,349
Sunnova Energy Corp.:
5.875% 9/1/26(b)		3,440,000	2,796,204
11.75% 10/1/28(b)		615,000	517,430
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)		1,092,000	1,072,344
The AES Corp.:
2.45% 1/15/31		18,564,000	15,143,239
3.3% 7/15/25(b)		33,229,000	32,039,791
3.95% 7/15/30(b)		28,974,000	26,323,972
			95,628,945
Multi-Utilities - 0.3%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49(b)		1,160,000	929,450
4.696% 4/24/33(b)		985,000	961,675
4.875% 4/23/30(b)		520,000	519,675
E.ON SE 3.375% 1/15/31 (Reg. S)	EUR	2,200,000	2,351,357
Engie SA:
3.875% 3/6/36 (Reg. S)	EUR	2,600,000	2,804,376
4.25% 9/6/34 (Reg. S)	EUR	2,000,000	2,214,468
NiSource, Inc.:
2.95% 9/1/29		31,524,000	28,329,045
5.25% 2/15/43		8,116,000	7,674,531
5.8% 2/1/42		4,036,000	3,812,997
5.95% 6/15/41		5,760,000	5,824,955
Puget Energy, Inc.:
4.1% 6/15/30		21,032,000	19,040,710
4.224% 3/15/32		21,626,000	19,347,184
Sempra 6% 10/15/39		9,562,000	9,668,601
WEC Energy Group, Inc. CME Term SOFR 3 Month Index + 2.110% 7.6811% 5/15/67 (d)(e)		2,459,000	2,342,138
			105,821,162
Water Utilities - 0.0%
Aegea Finance SARL 9% 1/20/31 (b)		530,000	561,005
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	1,450,000	1,477,146
Severn Trent Utilities Finance PLC 4.625% 11/30/34 (Reg. S)	GBP	1,170,000	1,389,562
Southern Water Services Finance Ltd. 1.625% 3/30/27 (Reg. S)	GBP	1,765,000	1,949,246
SW Finance I PLC 7.375% 12/12/41 (Reg. S)	GBP	1,334,000	1,747,476
			7,124,435
TOTAL UTILITIES			394,389,407

TOTAL NONCONVERTIBLE BONDS			10,254,839,886
TOTAL CORPORATE BONDS (Cost $11,016,801,711)			10,295,738,564

U.S. Treasury Obligations - 33.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	207,334,000	127,939,656
1.125% 8/15/40	5,000,000	3,055,078
1.75% 8/15/41	208,680,000	138,975,989
1.875% 11/15/51	400,075,000	238,357,184
2% 11/15/41	199,600,000	138,191,813
2% 8/15/51	668,247,000	411,520,075
2.25% 8/15/46	750,000	509,414
2.875% 5/15/52	167,475,000	126,103,441
3% 2/15/47	396,205,000	309,519,680
3.25% 5/15/42 (k)(l)	183,189,000	154,050,500
3.625% 2/15/53	467,854,000	409,043,293
3.625% 5/15/53	179,000,000	156,611,017
3.875% 5/15/43	3,000,000	2,741,719
4% 11/15/42	5,140,000	4,798,070
4.125% 8/15/53	502,667,000	481,225,111
4.375% 8/15/43	41,000,000	40,141,563
4.75% 11/15/53	100,000,000	106,390,625
6.25% 5/15/30	26,000,000	28,766,563
U.S. Treasury Notes:
1.25% 9/30/28	84,070,000	73,518,558
2.625% 7/31/29	11,000,000	10,130,742
2.75% 5/31/29	446,000,000	414,309,608
2.75% 8/15/32	770,411,000	687,802,479
2.875% 5/15/32	443,111,000	400,496,182
3.125% 8/31/29	239,780,000	226,292,375
3.375% 5/15/33	1,126,000,000	1,050,434,761
3.5% 1/31/30	176,400,000	169,240,640
3.5% 2/15/33	9,000,000	8,489,883
3.625% 5/31/28 (m)	65,000,000	63,275,976
3.625% 3/31/30	2,688,000	2,593,920
3.75% 12/31/28	242,180,000	236,674,188
3.75% 5/31/30	546,000	530,111
3.75% 12/31/30	3,600,000	3,488,625
3.875% 9/30/29	300,000,000	293,976,564
3.875% 12/31/29	225,000,000	220,333,007
3.875% 8/15/33	274,333,000	266,145,875
4% 2/15/27	11,950,000	11,851,973
4% 6/30/28 (k)	612,480,000	605,087,177
4% 10/31/29	330,700,000	325,984,942
4% 2/28/30	1,407,000	1,385,840
4% 1/31/31	600,000,000	590,250,000
4% 2/15/34	120,000,000	117,656,250
4.125% 7/31/28	275,000,000	273,077,148
4.125% 11/15/32	221,500,000	219,155,214
4.25% 2/28/29	13,782,000	13,784,153
4.375% 10/31/24	23,200,000	23,069,500
4.375% 12/15/26	1,060,000	1,057,847
4.375% 11/30/28	12,000,000	12,050,625
4.375% 11/30/30	205,750,000	206,843,047
4.5% 11/15/33	520,265,000	530,101,260
4.625% 2/28/25	24,300,000	24,198,434
4.625% 3/15/26	46,680,000	46,681,823
4.625% 11/15/26	68,840,000	69,098,150
4.625% 9/30/28	882,000	893,955
4.625% 9/30/30	1,176,000	1,198,877
4.875% 10/31/28	837,066,000	857,534,875
4.875% 10/31/30 (m)	705,000,000	728,793,750
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,847,055,908)		11,665,429,125

U.S. Government Agency - Mortgage Securities - 24.3%
	Principal Amount (a)	Value ($)
Fannie Mae - 7.0%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.440% 3.945% 4/1/37 (d)(e)	10,687	10,825
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 6.085% 1/1/35 (d)(e)	3,392	3,436
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.470% 5.058% 10/1/33 (d)(e)	296	299
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 5.73% 7/1/34 (d)(e)	1,476	1,501
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 5.755% 1/1/35 (d)(e)	16,698	16,845
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.510% 7.316% 2/1/33 (d)(e)	227	229
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.461% 12/1/34 (d)(e)	3,168	3,194
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.785% 3/1/35 (d)(e)	2,571	2,594
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.803% 6/1/36 (d)(e)	8,302	8,479
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.308% 10/1/33 (d)(e)	1,681	1,698
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 4.065% 3/1/37 (d)(e)	12,069	12,249
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 7.359% 7/1/35 (d)(e)	2,038	2,063
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.620% 5.608% 3/1/33 (d)(e)	9,561	9,696
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.630% 5.815% 9/1/36 (d)(e)	5,946	6,057
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.422% 11/1/36 (d)(e)	5,356	5,460
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.864% 5/1/35 (d)(e)	19,786	20,147
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.895% 6/1/47 (d)(e)	17,102	17,538
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.700% 5.144% 6/1/42 (d)(e)	18,477	19,008
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 5.842% 3/1/40 (d)(e)	20,793	21,223
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.740% 5.519% 5/1/36 (d)(e)	15,780	16,181
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 5.649% 7/1/35 (d)(e)	6,025	6,133
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 8/1/41 (d)(e)	33,975	34,785
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.780% 6.163% 2/1/36 (d)(e)	9,728	9,897
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.05% 7/1/41 (d)(e)	7,955	8,161
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.051% 12/1/40 (d)(e)	735,735	753,094
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.055% 1/1/42 (d)(e)	75,139	76,656
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 4.519% 2/1/42 (d)(e)	36,523	37,295
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.05% 7/1/41 (d)(e)	14,048	14,433
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.06% 12/1/39 (d)(e)	7,018	7,166
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.068% 9/1/41 (d)(e)	7,180	7,359
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 6.195% 12/1/35 (d)(e)	14,213	14,500
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 6.08% 10/1/41 (d)(e)	5,995	5,997
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 5.771% 7/1/37 (d)(e)	16,374	16,845
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 5.418% 9/1/35 (d)(e)	2,945	3,005
U.S. TREASURY 1 YEAR INDEX + 1.940% 5.87% 10/1/33 (d)(e)	31,455	31,699
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (d)(e)	6,346	6,450
U.S. TREASURY 1 YEAR INDEX + 2.270% 6.395% 6/1/36 (d)(e)	15,580	15,766
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.404% 10/1/33 (d)(e)	11,017	11,140
U.S. TREASURY 1 YEAR INDEX + 2.460% 5.988% 7/1/34 (d)(e)	18,517	18,799
1.5% 11/1/35 to 4/1/52	188,869,827	150,257,108
2% 2/1/28 to 3/1/52 (n)	694,434,097	575,040,451
2.5% 1/1/28 to 5/1/53	672,346,769	574,293,848
3% 5/1/30 to 2/1/52	304,550,189	268,144,282
3.5% 8/1/34 to 4/1/52	212,285,014	192,915,195
3.5% 12/1/46	3,735,180	3,434,263
4% 3/1/36 to 4/1/53	141,714,048	132,600,457
4.5% to 4.5% 6/1/33 to 12/1/52 (k)	113,884,002	109,242,712
5% 9/1/25 to 11/1/53 (n)	159,189,295	156,096,834
5.29% 8/1/41 (d)	496,459	491,530
5.5% 5/1/48 to 8/1/53 (o)	140,858,127	140,546,066
6% to 6% 9/1/29 to 9/1/53	47,075,989	47,639,444
6% 11/1/53	19,406,496	19,545,524
6.5% 1/1/26 to 11/1/53 (n)	71,195,172	73,013,132
6.705% 2/1/39 (d)	215,314	218,484
7% to 7% 3/1/24 to 7/1/37	139,233	143,741
7.5% to 7.5% 7/1/25 to 11/1/31	64,189	65,695
8% 3/1/37	6,107	6,440
TOTAL FANNIE MAE		2,444,953,108
Freddie Mac - 4.4%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.120% 5.029% 8/1/37 (d)(e)	16,213	16,157
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.320% 5.575% 1/1/36 (d)(e)	7,947	7,968
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.370% 5.625% 3/1/36 (d)(e)	32,290	32,513
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 5.824% 3/1/36 (d)(e)	24,691	24,925
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 12/1/40 (d)(e)	279,748	283,915
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 7/1/41 (d)(e)	56,138	57,281
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 9/1/41 (d)(e)	102,909	104,776
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 5.239% 4/1/36 (d)(e)	16,925	17,361
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.255% 4/1/41 (d)(e)	2,824	2,895
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.489% 10/1/36 (d)(e)	40,921	41,510
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 9/1/41 (d)(e)	9,605	9,813
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.900% 6.008% 10/1/42 (d)(e)	72,915	74,189
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.213% 5/1/41 (d)(e)	20,300	20,869
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.568% 5/1/41 (d)(e)	23,248	23,878
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.699% 6/1/41 (d)(e)	19,650	20,188
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.16% 6/1/41 (d)(e)	7,096	7,273
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.990% 6% 10/1/35 (d)(e)	19,852	20,104
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 4.936% 4/1/38 (d)(e)	14,000	14,389
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 7.885% 6/1/37 (d)(e)	9,538	9,724
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (d)(e)	289	292
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 6.256% 7/1/36 (d)(e)	16,816	17,225
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.200% 6.45% 12/1/36 (d)(e)	20,106	20,583
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.680% 8.249% 10/1/35 (d)(e)	5,972	6,137
U.S. TREASURY 1 YEAR INDEX + 2.030% 5.183% 6/1/33 (d)(e)	27,174	27,363
U.S. TREASURY 1 YEAR INDEX + 2.260% 5.231% 6/1/33 (d)(e)	51,623	52,192
U.S. TREASURY 1 YEAR INDEX + 2.430% 6.385% 3/1/35 (d)(e)	94,788	95,832
1.5% 7/1/35 to 8/1/51	144,775,566	113,850,056
2% 5/1/35 to 4/1/52	410,249,081	340,878,016
2.5% 1/1/28 to 4/1/52	387,328,794	328,704,582
3% 12/1/30 to 5/1/52	210,900,225	183,748,518
3.5% 1/1/32 to 4/1/52	163,846,697	149,281,292
3.5% 7/1/42	981,686	904,145
3.5% 7/1/42	435,158	401,112
3.5% 9/1/42	1,274,874	1,173,360
3.5% 11/1/42	386,260	355,159
4% 5/1/37 to 12/1/52	131,255,756	123,105,763
4% 4/1/48	37,430	35,118
4.5% 6/1/25 to 3/1/53	20,446,404	19,824,973
5% 8/1/33 to 8/1/53	65,930,242	64,722,289
5.5% 9/1/52 to 3/1/54 (n)	119,865,194	119,584,316
5.5% 1/1/54	4,002,402	3,963,052
5.5% 2/1/54	1,606,130	1,590,339
5.5% 3/1/54	5,544,681	5,490,168
6% 7/1/28 to 11/1/53	44,338,170	44,987,097
6.5% 5/1/26 to 1/1/54 (n)	55,887,022	57,548,816
7% 3/1/26 to 9/1/36	159,298	164,878
7.5% 1/1/27 to 11/1/31	1,070	1,115
8% 7/1/24 to 4/1/32	4,000	4,125
8.5% 1/1/25 to 1/1/28	2,278	2,332
TOTAL FREDDIE MAC		1,561,329,973
Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
3% 10/1/31	265,951	251,968
Ginnie Mae - 6.6%
3.5% 6/20/34 to 12/20/49	38,286,830	35,311,541
4% 5/20/33 to 5/20/49	52,233,391	49,466,078
4.5% 6/20/33 to 4/20/53	19,121,034	18,448,384
5% 12/15/32 to 4/20/48	8,795,851	8,782,537
5.5% 7/15/33 to 9/15/39	300,439	305,619
6% to 6% 10/15/30 to 11/15/39	108,370	111,087
7% to 7% 8/15/25 to 11/15/32	209,965	216,022
7.5% to 7.5% 6/15/24 to 9/15/31	37,255	37,902
8% 4/15/24 to 11/15/29	5,244	5,352
8.5% 11/15/27 to 1/15/31	3,135	3,292
2% 10/20/50 to 6/20/52	196,080,019	159,649,562
2% 3/1/54 (f)	35,075,000	28,544,245
2% 3/1/54 (f)	24,725,000	20,121,353
2% 3/1/54 (f)	36,900,000	30,029,441
2% 3/1/54 (f)	26,350,000	21,443,788
2% 3/1/54 (f)	35,900,000	29,215,635
2% 3/1/54 (f)	20,650,000	16,805,094
2% 3/1/54 (f)	31,600,000	25,716,270
2% 3/1/54 (f)	27,450,000	22,338,975
2% 3/1/54 (f)	76,200,000	62,012,017
2% 3/1/54 (f)	51,750,000	42,114,461
2% 3/1/54 (f)	39,000,000	31,738,434
2% 3/1/54 (f)	12,450,000	10,131,885
2% 4/1/54 (f)	58,300,000	47,476,768
2% 4/1/54 (f)	116,575,000	94,933,178
2% 4/1/54 (f)	4,400,000	3,583,152
2% 4/1/54 (f)	137,950,000	112,339,969
2% 4/1/54 (f)	107,100,000	87,217,185
2% 4/1/54 (f)	10,700,000	8,713,575
2% 4/1/54 (f)	5,125,000	4,173,558
2% 4/1/54 (f)	55,075,000	44,850,480
2.5% 6/20/51 to 1/20/52	186,392,337	156,403,425
2.5% 3/1/54 (f)	60,500,000	51,192,795
2.5% 3/1/54 (f)	91,250,000	77,212,273
2.5% 3/1/54 (f)	52,600,000	44,508,116
2.5% 4/1/54 (f)	3,150,000	2,667,625
3% 5/20/42 to 4/15/45	6,708,177	6,047,682
3% 3/1/54 (f)	31,200,000	27,360,828
3% 3/1/54 (f)	125,450,000	110,013,327
3% 3/1/54 (f)	37,200,000	32,622,525
3% 3/1/54 (f)	68,000,000	59,632,573
3% 4/1/54 (f)	30,425,000	26,700,207
3% 4/1/54 (f)	124,800,000	109,521,310
3.5% 3/1/54 (f)	32,500,000	29,394,147
3.5% 3/1/54 (f)	59,350,000	53,678,235
5% 3/1/54 (f)	65,800,000	64,269,143
5.5% 3/1/54 (f)	34,750,000	34,527,628
5.5% 3/1/54 (f)	22,250,000	22,107,618
6% 3/1/54 (f)	16,500,000	16,584,813
6% 3/1/54 (f)	9,700,000	9,749,860
6% 3/1/54 (f)	35,200,000	35,380,935
6% 3/1/54 (f)	21,700,000	21,811,542
6.5% 3/20/31 to 6/15/37	81,053	83,730
6.5% 3/1/54 (f)	9,550,000	9,680,567
6.5% 3/1/54 (f)	13,650,000	13,836,621
6.5% 3/1/54 (f)	36,900,000	37,404,493
6.5% 3/1/54 (f)	48,250,000	48,909,669
6.5% 3/1/54 (f)	54,300,000	55,042,384
6.5% 3/1/54 (f)	25,700,000	26,051,368
6.5% 4/1/54 (f)	51,950,000	52,623,729
6.5% 4/1/54 (f)	58,050,000	58,802,839
TOTAL GINNIE MAE		2,309,658,846
Uniform Mortgage Backed Securities - 6.3%
2% 3/1/54 (f)	17,000,000	13,362,864
2% 3/1/54 (f)	17,300,000	13,598,679
2% 3/1/54 (f)	141,500,000	111,226,188
2% 3/1/54 (f)	96,850,000	76,129,020
2% 3/1/54 (f)	145,300,000	114,213,181
2% 3/1/54 (f)	56,925,000	44,745,942
2% 3/1/54 (f)	47,400,000	37,258,808
2% 3/1/54 (f)	13,575,000	10,670,640
2% 4/1/54 (f)	22,650,000	17,827,054
2% 4/1/54 (f)	86,550,000	68,120,597
2% 4/1/54 (f)	19,200,000	15,111,675
2% 4/1/54 (f)	183,200,000	144,190,564
2% 4/1/54 (f)	36,325,000	28,590,187
2% 4/1/54 (f)	45,600,000	35,890,228
2.5% 3/1/54 (f)	33,750,000	27,727,734
2.5% 3/1/54 (f)	14,600,000	11,994,813
2.5% 3/1/54 (f)	17,250,000	14,171,953
2.5% 3/1/54 (f)	14,750,000	12,118,047
2.5% 3/1/54 (f)	6,550,000	5,381,234
2.5% 3/1/54 (f)	20,700,000	17,006,344
2.5% 3/1/54 (f)	10,300,000	8,462,094
2.5% 3/1/54 (f)	10,250,000	8,421,016
2.5% 4/1/54 (f)	51,800,000	42,609,546
3% 3/1/54 (f)	44,400,000	37,986,282
3% 3/1/54 (f)	136,600,000	116,867,707
3% 3/1/54 (f)	34,700,000	29,687,477
3% 3/1/54 (f)	43,450,000	37,173,513
3% 3/1/54 (f)	65,200,000	55,781,658
3% 3/1/54 (f)	35,200,000	30,115,251
3% 3/1/54 (f)	26,400,000	22,586,438
3% 3/1/54 (f)	25,850,000	22,115,887
3% 3/1/54 (f)	66,700,000	57,064,978
3% 4/1/54 (f)	178,350,000	152,753,993
3.5% 3/1/54 (f)	21,800,000	19,392,633
3.5% 3/1/54 (f)	50,275,000	44,723,147
4% 3/1/54 (f)	21,375,000	19,670,844
5% 3/1/54 (f)	41,700,000	40,442,486
5% 3/1/54 (f)	29,900,000	28,998,330
5% 3/1/54 (f)	24,100,000	23,373,236
5.5% 3/1/54 (f)	30,800,000	30,470,345
5.5% 3/1/54 (f)	14,800,000	14,641,594
5.5% 3/1/54 (f)	41,100,000	40,660,103
6% 3/1/54 (f)	5,550,000	5,574,281
6% 3/1/54 (f)	5,550,000	5,574,281
6% 3/1/54 (f)	56,350,000	56,596,531
6% 3/1/54 (f)	31,100,000	31,236,063
6% 3/1/54 (f)	35,950,000	36,107,281
6% 3/1/54 (f)	10,500,000	10,545,938
6% 3/1/54 (f)	10,800,000	10,847,250
6% 3/1/54 (f)	10,600,000	10,646,375
6% 3/1/54 (f)	38,400,000	38,568,000
6% 3/1/54 (f)	30,000,000	30,131,250
6% 3/1/54 (f)	63,500,000	63,777,813
6% 3/1/54 (f)	15,700,000	15,768,688
6.5% 3/1/54 (f)	25,200,000	25,641,000
6.5% 3/1/54 (f)	28,900,000	29,405,750
6.5% 3/1/54 (f)	5,600,000	5,698,000
6.5% 3/1/54 (f)	10,000,000	10,175,000
6.5% 3/1/54 (f)	29,200,000	29,711,000
6.5% 3/1/54 (f)	35,900,000	36,528,250
6.5% 3/1/54 (f)	27,875,000	28,362,813
6.5% 3/1/54 (f)	28,425,000	28,922,438
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,213,152,312
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,893,601,169)		8,529,346,207

Asset-Backed Securities - 6.7%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	7,218,319	5,088,935
Series 2019-1 Class A, 3.844% 5/15/39 (b)	2,296,548	1,837,323
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	14,137,190	12,759,464
Class B, 4.458% 10/16/39 (b)	3,803,418	1,768,869
Series 2021-1A Class A, 2.95% 11/16/41 (b)	17,862,581	16,125,686
Series 2021-2A Class A, 2.798% 1/15/47 (b)	34,899,640	30,365,479
Aimco:
Series 2018-BA Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6756% 1/15/32 (b)(d)(e)	6,384,000	6,392,555
Series 2024-BA Class ARR, CME Term SOFR 3 Month Index + 0.000% 0% 4/16/37 (b)(d)(e)	26,700,000	26,709,398
AIMCO CLO Series 2021-AA Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.7181% 10/17/34 (b)(d)(e)	25,915,000	25,945,787
AIMCO CLO Ltd. Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7081% 10/17/34 (b)(d)(e)	15,632,000	15,651,352
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5694% 4/20/34 (b)(d)(e)	39,309,000	39,308,803
Aligned Data Centers Issuer LLC Series 2023-2A Class A2, 6.5% 11/16/48 (b)	1,383,000	1,384,463
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8178% 7/20/35 (b)(d)(e)	18,066,000	18,091,003
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7194% 7/20/34 (b)(d)(e)	18,308,000	18,307,579
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	3,490,000	3,483,139
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)	478,000	478,244
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)	1,082,438	1,077,809
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (b)	1,118,000	1,114,658
Class XS, 0% 10/17/52 (b)(d)(i)(p)	737,489	7
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	4,810,305	4,297,550
Class B, 4.335% 1/16/40 (b)	1,019,255	570,905
Ares CLO Series 2019-54A Class A, CME Term SOFR 3 Month Index + 1.580% 6.8956% 10/15/32 (b)(d)(e)	20,251,000	20,279,858
Ares LIX CLO Ltd. Series 2021-59A Class A, CME Term SOFR 3 Month Index + 1.290% 6.6163% 4/25/34 (b)(d)(e)	13,014,000	12,984,367
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7056% 7/15/34 (b)(d)(e)	23,175,000	23,193,285
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.644% 1/15/35 (b)(d)(e)	30,273,000	30,225,017
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.6456% 4/15/34 (b)(d)(e)	27,448,000	27,430,049
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, CME Term SOFR 3 Month Index + 1.510% 6.8281% 4/17/33 (b)(d)(e)	8,282,000	8,286,820
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 10/15/36 (b)(d)(e)	15,712,000	15,711,937
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/28	22,900,000	22,817,489
Barings CLO Ltd.:
Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.280% 6.6063% 4/25/34 (b)(d)(e)	28,623,000	28,642,492
Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.480% 6.7994% 1/20/32 (b)(d)(e)	31,300,000	31,343,851
Barings CLO Ltd. 2023-IV Series 2024-4A Class A, CME Term SOFR 3 Month Index + 1.750% 7.0612% 1/20/37 (b)(d)(e)	30,407,000	30,536,777
BBCMS Mortgage Trust Series 2023 C19 Class C, 6.3846% 4/15/56 (d)	1,159,000	1,093,527
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.6165% 1/17/35 (b)(d)(e)	31,025,000	30,999,901
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7056% 1/15/35 (b)(d)(e)	23,740,000	23,766,636
Blackbird Capital Aircraft:
Series 2016-1A Class A, 4.213% 12/16/41 (b)	12,760,521	12,473,409
Series 2021-1A Class A, 2.443% 7/15/46 (b)	25,481,174	22,424,197
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.5656% 4/15/29 (b)(d)(e)	16,558,142	16,561,934
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	5,100,000	4,758,820
Series 2023-A1 Class A, 4.42% 5/15/28	2,400,000	2,370,376
Capital Trust RE CDO Ltd. Series 2005-1A Class E, CME Term SOFR 1 Month Index + 2.210% 7.5511% 3/20/50 (b)(d)(e)(i)	330,000	0
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	12,110,000	12,328,371
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	12,864,566	11,578,810
Class B, 5.095% 4/15/39 (b)	7,616,545	5,027,861
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	5,539,356	5,050,070
Series 2021-1A Class A, 3.474% 1/15/46 (b)	3,622,031	3,404,668
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6794% 10/20/32 (b)(d)(e)	18,972,000	18,981,334
Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7163% 10/25/34 (b)(d)(e)	14,593,000	14,606,090
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.6378% 4/20/35 (b)(d)(e)	28,708,000	28,660,976
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 7.1678% 7/20/36 (b)(d)(e)	17,958,000	18,057,685
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.6294% 4/20/34 (b)(d)(e)	23,812,000	23,796,284
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	7,080,534	6,917,422
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/35 (b)	8,041,015	8,088,592
Columbia Cent CLO 29 Ltd./Columbia Cent CLO 29 Corp. Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.7494% 10/20/34 (b)(d)(e)	23,751,000	23,725,159
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.7794% 4/20/34 (b)(d)(e)	31,300,000	31,317,622
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.700% 7.0186% 7/24/34 (b)(d)(e)	27,015,000	27,023,672
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, CME Term SOFR 3 Month Index + 1.570% 6.8894% 1/20/34 (b)(d)(e)	41,300,000	41,306,773
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 8.9627% (b)(c)(d)(e)(i)	407,341	0
Daimler Trucks Retail Trust 20 Series 2023-1 Class A2, 6.03% 9/15/25	28,257,000	28,286,517
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	17,620,300	16,779,914
Series 2019-1A Class A23, 4.352% 5/20/49 (b)	6,426,195	6,096,009
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 3.933% 9/25/51 (b)	994,000	934,838
Discover Card Execution Note Trust:
Series 2022-A4, Class A, 5.03% 10/15/27	4,500,000	4,494,312
Series 2023 A1 Class A, 4.31% 3/15/28	14,700,000	14,504,202
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	6,718,475	6,734,000
Class A3, 5.64% 2/22/28 (b)	5,174,000	5,227,663
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.6178% 4/20/35 (b)(d)(e)	16,182,000	16,199,460
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.7294% 10/20/34 (b)(d)(e)	26,558,000	26,560,125
Series 2021-83A Class A, CME Term SOFR 3 Month Index + 1.480% 6.7795% 1/18/32 (b)(d)(e)	22,617,000	22,621,252
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2021-86A Class A1R, CME Term SOFR 3 Month Index + 1.360% 6.6781% 7/17/34 (b)(d)(e)	23,939,000	23,964,854
Dryden Senior Loan Fund:
Series 2018-58A Class A1, CME Term SOFR 3 Month Index + 1.260% 6.5781% 7/17/31 (b)(d)(e)	6,312,677	6,317,475
Series 2020-78A Class A, CME Term SOFR 3 Month Index + 1.440% 6.7581% 4/17/33 (b)(d)(e)	16,400,000	16,408,249
Series 2021-85A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 10/15/35 (b)(d)(e)	21,145,000	21,176,823
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.7107% 2/20/35 (b)(d)(e)	12,306,000	12,306,012
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6756% 4/15/31 (b)(d)(e)	10,674,000	10,678,195
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 1/15/35 (b)(d)(e)	36,609,000	36,654,725
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.8256% 1/15/34 (b)(d)(e)	6,600,000	6,610,091
Elmwood CLO Ltd. Series 2021-5A Class E, CME Term SOFR 3 Month Index + 6.610% 11.9294% 1/20/35 (b)(d)(e)	685,000	686,038
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	19,358,000	19,651,723
FirstKey Homes Trust:
Series 2020-SFR1 Class F2, 4.284% 8/17/37 (b)	756,000	720,286
Series 2021-SFR1 Class F1, 3.238% 8/17/38 (b)	473,000	424,751
Flatiron CLO Ltd. Series 2021-1A:
Class A1, CME Term SOFR 3 Month Index + 1.370% 6.6812% 7/19/34 (b)(d)(e)	16,641,000	16,658,124
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6673% 11/16/34 (b)(d)(e)	23,750,000	23,781,944
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, CME Term SOFR 3 Month Index + 1.560% 6.8807% 11/20/33 (b)(d)(e)	35,773,000	35,855,743
Ford Credit Auto Owner Trust:
Series 2018-1 Class A, 3.19% 7/15/31 (b)	5,100,000	5,000,987
Series 2020-2 Class A, 1.06% 4/15/33 (b)	7,100,000	6,631,980
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (b)	6,100,000	6,072,773
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	4,843,025	4,838,942
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	10,757,000	10,821,356
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	5,328,000	5,338,527
Home Partners of America Trust:
Series 2019-2 Class F, 3.866% 10/19/39 (b)	888,126	777,699
Series 2021-2 Class G, 4.505% 12/17/26 (b)	3,994,298	3,502,007
Series 2021-3 Class F, 4.242% 1/17/41 (b)	582,968	498,023
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	11,200,000	11,159,541
Honda Auto Receivables 2023-3 Series 2023-3 Class A3, 5.41% 2/18/28	6,100,000	6,127,654
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	6,711,093	5,872,126
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	7,104,610	6,355,609
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7094% 10/22/34 (b)(d)(e)	16,712,000	16,714,323
KKR CLO Ltd.:
Series 2021-29A Class E, CME Term SOFR 3 Month Index + 7.010% 12.3256% 1/15/32 (b)(d)(e)	600,000	595,588
Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.6465% 4/15/35 (b)(d)(e)	37,587,000	37,524,906
Lucali CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.470% 6.7856% 1/15/33 (b)(d)(e)	15,100,000	15,111,506
Madison Park Funding Series 2024-19A Class AR3, CME Term SOFR 3 Month Index + 1.600% 6.9178% 1/22/37 (b)(d)(e)	12,766,000	12,843,413
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7112% 4/19/34 (b)(d)(e)	33,250,000	33,301,305
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6794% 1/22/35 (b)(d)(e)	26,843,000	26,822,277
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.6956% 7/15/34 (b)(d)(e)	16,653,000	16,653,999
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, CME Term SOFR 3 Month Index + 1.460% 6.7794% 1/22/31 (b)(d)(e)	7,234,000	7,233,718
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 7.1178% 4/22/36 (b)(d)(e)	11,974,000	12,053,028
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.7194% 10/20/34 (b)(d)(e)	5,653,000	5,655,109
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7163% 10/25/34 (b)(d)(e)	28,658,000	28,662,356
Magnetite XXI Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.5994% 4/20/34 (b)(d)(e)	23,008,000	23,033,907
Magnetite XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7163% 1/25/35 (b)(d)(e)	19,791,000	19,790,941
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5656% 1/15/34 (b)(d)(e)	28,450,000	28,451,423
Marlette Funding Trust 2023-3 Series 2023-3A Class A, 6.49% 9/15/33 (b)	7,885,899	7,897,336
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/36 (b)	12,300,000	12,389,635
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6494% 10/20/30 (b)(d)(e)	20,903,812	20,935,334
OCP CLO Ltd.:
Series 2021-21A Class E, CME Term SOFR 3 Month Index + 6.540% 11.8594% 7/20/34 (b)(d)(e)	325,000	321,133
Series 2024-11A Class ER2, CME Term SOFR 3 Month Index + 6.820% 6.82% 4/26/36 (b)(d)(e)	428,000	423,720
Palmer Square CLO Ltd. Series 2023-4A Class E, CME Term SOFR 3 Month Index + 6.750% 12.1625% 10/20/33 (b)(d)(e)	309,000	310,370
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.6804% 1/25/36 (d)(e)	154,461	151,874
Peace Park CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7094% 10/20/34 (b)(d)(e)	21,089,000	21,089,337
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (b)	35,692,325	34,894,687
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	17,122,560	15,491,052
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	22,702,628	21,139,402
Class A2II, 4.008% 12/5/51 (b)	16,462,770	14,451,978
Progress Residential:
Series 2022-SFR3 Class F, 6.6% 4/17/39 (b)	1,450,000	1,378,962
Series 2022-SFR4 Class E1, 6.121% 5/17/41 (b)	1,423,000	1,376,136
Series 2022-SFR5:
Class E1, 6.618% 6/17/39 (b)	922,000	908,893
Class E2, 6.863% 6/17/39 (b)	1,544,000	1,528,615
Progress Residential Trust:
Series 2021-SFR2 Class H, 4.998% 4/19/38 (b)	735,000	675,348
Series 2021-SFR6:
Class F, 3.422% 7/17/38 (b)	546,000	493,905
Class G, 4.003% 7/17/38 (b)	273,000	243,431
Series 2021-SFR8:
Class F, 3.181% 10/17/38 (b)	361,000	321,502
Class G, 4.005% 10/17/38 (b)	2,380,000	2,103,970
Series 2022-SFR2 Class E2, 4.8% 4/17/27 (b)	1,225,000	1,139,329
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	13,057,498	11,246,684
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/53 (b)	6,987,613	6,677,762
Regatta XXVII Funding Ltd. Series 2024-1A Class E, CME Term SOFR 3 Month Index + 6.500% 0% 4/26/37 (b)(d)(e)(f)	430,000	430,074
Retained Vantage Data Ctrs Iss Series 2023-2A Class A2, 5.05% 9/15/48 (b)	1,670,000	1,517,771
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.6994% 4/20/34 (b)(d)(e)	31,749,000	31,764,589
RR Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.6565% 1/15/37 (b)(d)(e)	31,230,000	31,229,469
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	14,756,133	13,052,538
Class B, 4.335% 3/15/40 (b)	1,612,314	1,218,296
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	22,598,000	22,088,526
1.884% 7/15/50 (b)	9,101,000	8,481,900
2.328% 7/15/52 (b)	6,959,000	6,096,115
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	7,414,398	7,425,839
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME Term SOFR 1 Month Index + 4.500% 9.8176% 5/17/24 (b)(d)(e)	2,884,000	2,803,949
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.6358% 4/23/35 (b)(d)(e)	32,177,000	32,203,256
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, CME Term SOFR 3 Month Index + 1.220% 6.5356% 4/16/31 (b)(d)(e)	10,954,043	10,953,901
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6356% 7/15/32 (b)(d)(e)	3,095,000	3,097,049
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, CME Term SOFR 3 Month Index + 1.240% 6.5512% 4/19/34 (b)(d)(e)	28,855,000	28,872,342
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6594% 4/20/33 (b)(d)(e)	30,048,000	30,083,577
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, CME Term SOFR 3 Month Index + 4.760% 10.0342% (b)(c)(d)(e)(i)	874,097	0
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.2954% 9/25/34 (d)(e)	12,572	12,523
Tesla Auto Lease Trust 2023-B Series 2023-B:
Class A2, 6.02% 9/22/25 (b)	22,597,000	22,648,230
Class A3, 6.13% 9/21/26 (b)	14,800,000	14,950,643
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	12,465,000	12,536,229
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (b)	6,201,229	5,767,735
Series 2018-A Class A, 4.147% 9/15/38 (b)(d)	14,055,500	12,298,844
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	21,801,531	18,586,895
Towd Point Mortgage Trust Series 2018-1 Class A1, 3% 1/25/58 (b)	769,508	748,005
Toyota Lease Owner Trust:
Series 2023 A:
Class A2, 5.3% 8/20/25 (b)	7,475,697	7,466,215
Class A3, 4.93% 4/20/26 (b)	12,231,000	12,179,104
Series 2024-A Class A3, 5.25% 4/20/27 (b)	10,400,000	10,397,325
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, CME Term SOFR 3 Month Index + 0.820% 6.1509% 4/6/42 (b)(d)(e)	1,639,000	1,159,824
Tricon American Homes:
Series 2019-SFR1 Class F, 3.745% 3/17/38 (b)	924,000	872,274
Series 2020-SFR1 Class F, 4.882% 7/17/38 (b)	269,000	256,755
Tricon Residential Series 2022-SFR1:
Class E1, 5.344% 4/17/39 (b)	1,931,000	1,861,674
Class E2, 5.739% 4/17/39 (b)	2,399,000	2,313,366
Tricon Residential 2023-Sfr1 T Series 2023-SFR1 Class E, 7.977% 7/17/40 (b)	476,000	484,660
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/38 (b)	315,000	281,739
Verizon Master Trust:
Series 2021-1:
Class A, 0.5% 5/20/27	8,000,000	7,912,606
Class B, 0.69% 5/20/27	17,242,000	17,052,069
Series 2023 2 Class A, 4.89% 4/13/28	6,400,000	6,365,950
Voya Clo 2023-1 Ltd. Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.800% 7.1702% 1/20/37 (b)(d)(e)	23,148,000	23,169,342
Voya CLO Ltd. Series 2019-2A Class A, CME Term SOFR 3 Month Index + 1.530% 6.8494% 7/20/32 (b)(d)(e)	23,497,000	23,537,180
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7312% 7/19/34 (b)(d)(e)	15,449,000	15,450,081
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7294% 10/20/34 (b)(d)(e)	31,775,000	31,804,138
Voya CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 7/16/34 (b)(d)(e)	15,502,000	15,504,356
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (b)	23,500,000	23,709,557
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (b)	11,879,205	12,350,453
World Omni Auto Receivables Trust:
Series 2023 B:
Class A2A, 5.25% 11/16/26	5,106,812	5,099,847
Class A3, 4.66% 5/15/28	12,950,000	12,825,214
Series 2023-C Class A3, 5.15% 11/15/28	6,547,000	6,551,178
TOTAL ASSET-BACKED SECURITIES (Cost $2,382,102,340)		2,349,373,084

Collateralized Mortgage Obligations - 1.8%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.2%
Ajax Mortgage Loan Trust sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (b)	10,853,420	9,212,621
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(d)	3,908,719	3,806,862
Bravo Residential Funding Trust 2023- sequential payer Series 2023-RPL1 Class A1, 5% 5/25/63 (b)	14,112,437	13,798,246
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	6,590,867	6,503,717
CFMT Series 2022-HB10 Class A, 3.25% 11/25/35 (b)	10,676,164	10,336,011
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(d)	50,197	49,620
COMM Mortgage Trust Series 2015-LC19 Class C, 4.2134% 2/10/48 (d)	1,472,000	1,341,827
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (b)(d)(i)	3,494	397
CSMC:
floater Series 2015-1R Class 6A1, CME Term SOFR 1 Month Index + 0.390% 4.1948% 5/27/37 (b)(d)(e)	494,001	480,411
Series 2014-3R Class 2A1, CME Term SOFR 1 Month Index + 0.810% 0% 5/27/37 (b)(d)(e)(i)	153,098	15
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (b)	7,387,141	6,786,191
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	3,030,670	2,722,226
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	2,860,465	2,731,086
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (b)	3,130,000	2,971,935
RMF Buyout Issuance Trust:
sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	3,833,425	3,713,925
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)	2,925,188	2,736,933
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, CME Term SOFR 6 Month Index + 1.300% 6.5595% 7/20/34 (d)(e)	2,392	2,154
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, CME Term SOFR 1 Month Index + 0.750% 6.0754% 9/25/43 (d)(e)	1,148,568	1,087,744
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	7,357,406	6,784,131
TOTAL PRIVATE SPONSOR		75,066,052
U.S. Government Agency - 1.6%
Fannie Mae:
floater:
Series 2002-18 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2361% 2/25/32 (d)(e)	3,806	3,802
Series 2002-39 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4389% 3/18/32 (d)(e)	7,025	7,057
Series 2002-60 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4361% 4/25/32 (d)(e)	7,616	7,649
Series 2002-63 Class FN, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4361% 10/25/32 (d)(e)	9,573	9,614
Series 2002-7 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.860% 6.1861% 1/25/32 (d)(e)	3,598	3,590
Series 2003-118 Class S, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6639% 12/25/33 (d)(p)(q)	142,850	18,987
Series 2006-104 Class GI, 6.560% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2439% 11/25/36 (d)(p)(q)	102,860	9,310
planned amortization class:
Series 1996-28 Class PK, 6.5% 7/25/25	56	56
Series 1999-17 Class PG, 6% 4/25/29	33,080	33,414
Series 1999-32 Class PL, 6% 7/25/29	43,889	44,106
Series 1999-33 Class PK, 6% 7/25/29	31,714	31,860
Series 2001-52 Class YZ, 6.5% 10/25/31	5,430	5,533
Series 2005-102 Class CO 11/25/35 (r)	21,959	18,557
Series 2005-73 Class SA, 17.500% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.4161% 8/25/35 (d)(e)(q)	4,570	4,568
Series 2005-81 Class PC, 5.5% 9/25/35	70,957	71,418
Series 2006-12 Class BO 10/25/35 (r)	99,181	85,305
Series 2006-15 Class OP 3/25/36 (r)	138,662	115,006
Series 2006-37 Class OW 5/25/36 (r)	13,743	10,713
Series 2006-45 Class OP 6/25/36 (r)	43,152	34,157
Series 2006-62 Class KP 4/25/36 (r)	68,802	55,986
Series 2012-134 Class MX, 3.5% 5/25/42	513,565	491,530
Series 2012-149:
Class DA, 1.75% 1/25/43	1,266,539	1,145,349
Class GA, 1.75% 6/25/42	1,427,656	1,287,350
Series 2017-22 Class ED, 3.5% 6/25/44	530,942	518,154
Series 2021-45 Class DA, 3% 7/25/51	4,831,807	4,238,677
Series 2021-69 Class JK, 1.5% 10/25/51	2,802,376	2,275,003
Series 2022-2 Class TH, 2.5% 2/25/52	1,712,950	1,515,833
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	6,180	6,243
Series 1999-25 Class Z, 6% 6/25/29	34,706	34,557
Series 2001-20 Class Z, 6% 5/25/31	41,669	41,887
Series 2001-31 Class ZC, 6.5% 7/25/31	19,884	19,984
Series 2002-16 Class ZD, 6.5% 4/25/32	17,910	18,272
Series 2002-74 Class SV, 7.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.1139% 11/25/32 (d)(p)(q)	25,291	576
Series 2012-67 Class AI, 4.5% 7/25/27 (p)	43,066	792
Series 2016-104 Class B, 4% 12/25/44	1,042,373	1,005,209
Series 2016-99 Class KA, 4% 11/25/42	1,308,008	1,278,161
Series 2020-101 Class BA, 1.5% 9/25/45	4,183,087	3,540,271
Series 2020-43 Class MA, 2% 1/25/45	5,262,329	4,695,802
Series 2020-49 Class JA, 2% 8/25/44	2,401,511	2,158,113
Series 2020-51 Class BA, 2% 6/25/46	8,143,980	6,941,014
Series 2020-80 Class BA, 1.5% 3/25/45	5,870,142	5,004,626
Series 2021-68 Class A, 2% 7/25/49	4,944,853	3,857,122
Series 2021-85 Class L, 2.5% 8/25/48	2,712,556	2,342,790
Series 2021-95:
Class 0, 2.5% 9/25/48	8,239,387	7,132,459
Class BA, 2.5% 6/25/49	12,455,952	10,738,399
Series 2021-96 Class HA, 2.5% 2/25/50	4,329,737	3,716,938
Series 2022-1 Class KA, 3% 5/25/48	2,693,598	2,408,513
Series 2022-11 Class B, 3% 6/25/49	3,487,529	3,157,888
Series 2022-13:
Class HA, 3% 8/25/46	2,935,204	2,688,131
Class JA, 3% 5/25/48	5,368,026	4,812,549
Series 2022-15 Class GC, 3% 1/25/47	4,427,373	4,044,724
Series 2022-17 Class BH, 3% 5/25/47	4,884,631	4,456,544
Series 2022-25 Class AB, 4% 9/25/47	4,815,902	4,563,026
Series 2022-3:
Class D, 2% 2/25/48	12,205,822	10,545,480
Class N, 2% 10/25/47	31,786,597	27,072,629
Series 2022-30 Class E, 4.5% 7/25/48	6,987,103	6,752,486
Series 2022-35 Class CK, 4% 3/25/47	9,842,782	9,247,165
Series 2022-4 Class B, 2.5% 5/25/49	3,180,676	2,743,684
Series 2022-49 Class TC, 4% 12/25/48	2,249,010	2,124,783
Series 2022-5:
Class 0, 2.5% 6/25/48	3,659,547	3,179,707
Class BA, 2.5% 12/25/49	3,977,251	3,364,835
Class DA, 2.25% 11/25/47	10,508,993	9,102,635
Series 2022-69 Class AB, 4.5% 1/25/44	9,195,674	8,847,195
Series 2022-7:
Class A, 3% 5/25/48	3,839,639	3,433,388
Class E, 2.5% 11/25/47	12,117,396	10,639,085
Series 2022-9 Class BA, 3% 5/25/48	3,947,325	3,530,021
Series 06-116 Class SG, 6.520% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2039% 12/25/36 (d)(p)(q)	69,236	6,215
Series 07-40 Class SE, 6.320% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.0039% 5/25/37 (d)(p)(q)	36,107	3,709
Series 2003-21 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6639% 3/25/33 (d)(p)(q)	8,771	838
Series 2005-72 Class ZC, 5.5% 8/25/35	559,282	557,382
Series 2005-79 Class ZC, 5.9% 9/25/35	448,162	448,804
Series 2007-57 Class SA, 40.600% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 8.0032% 6/25/37 (d)(e)(q)	29,322	34,479
Series 2007-66:
Class SA, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9832% 7/25/37 (d)(e)(q)	44,929	52,993
Class SB, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9832% 7/25/37 (d)(e)(q)	11,165	11,972
Series 2010-135 Class ZA, 4.5% 12/25/40	916,947	899,431
Series 2010-139 Class NI, 4.5% 2/25/40 (p)	8,573	25
Series 2010-150 Class ZC, 4.75% 1/25/41	1,587,604	1,550,237
Series 2010-95 Class ZC, 5% 9/25/40	3,341,733	3,306,571
Series 2011-39 Class ZA, 6% 11/25/32	162,555	164,661
Series 2011-4 Class PZ, 5% 2/25/41	542,667	516,093
Series 2011-67 Class AI, 4% 7/25/26 (p)	8,427	161
Series 2012-100 Class WI, 3% 9/25/27 (p)	501,264	17,008
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1139% 6/25/41 (d)(p)(q)	42,345	286
Series 2013-133 Class IB, 3% 4/25/32 (p)	134,517	2,394
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.6139% 1/25/44 (d)(p)(q)	226,830	21,527
Series 2013-51 Class GI, 3% 10/25/32 (p)	786,567	40,424
Series 2013-92 Class MT, 4% 7/25/41	269	268
Series 2013-N1 Class A, 6.600% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2839% 6/25/35 (d)(p)(q)	190,899	13,005
Series 2015-42 Class IL, 6% 6/25/45 (p)	1,293,596	211,539
Series 2015-70 Class JC, 3% 10/25/45	1,145,343	1,064,651
Series 2017-30 Class AI, 5.5% 5/25/47 (p)	784,202	130,116
Series 2020-39 Class MG, 1.5% 6/25/40	14,632,039	11,930,193
Series 2020-45:
Class JC, 1.5% 7/25/40	14,946,254	12,176,789
Class JL, 3% 7/25/40	248,836	222,360
Series 2020-59 Class MC, 1.5% 8/25/40	16,400,340	13,353,822
Series 2021-59 Class H, 2% 6/25/48	2,782,686	2,228,773
Series 2021-66:
Class DA, 2% 1/25/48	3,018,026	2,428,033
Class DM, 2% 1/25/48	3,207,297	2,577,305
Series 2022-28 Class A, 2.5% 2/25/52	9,104,880	8,369,112
Series 2023-13 Class CK, 1.5% 11/25/50	8,693,633	6,768,281
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (p)	35,322	5,448
Series 343 Class 16, 5.5% 5/25/34 (p)	32,984	5,150
Series 348 Class 14, 6.5% 8/25/34 (d)(p)	21,832	4,093
Series 351:
Class 12, 5.5% 4/25/34 (d)(p)	13,400	2,171
Class 13, 6% 3/25/34 (p)	20,405	3,630
Series 359 Class 19, 6% 7/25/35 (d)(p)	11,957	2,210
Series 384 Class 6, 5% 7/25/37 (p)	139,206	23,203
Freddie Mac:
floater:
Series 2412 Class FK, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2392% 1/15/32 (d)(e)	2,764	2,760
Series 2423 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3392% 3/15/32 (d)(e)	4,359	4,364
Series 2424 Class FM, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4392% 3/15/32 (d)(e)	3,774	3,789
Series 2432:
Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3392% 6/15/31 (d)(e)	6,598	6,606
Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3392% 3/15/32 (d)(e)	2,353	2,355
planned amortization class:
Series 2012-4019 Class HT, 5% 8/15/40	58,267	58,094
Series 2012-4026 Class MQ, 4% 4/15/42	126,479	119,891
Series 2017-4676 Class VD, 4% 8/15/37	330,596	326,748
Series 2017-4744 Class JA, 3% 9/15/47	1,051,512	939,017
Series 2017-4746 Class PA, 4% 2/15/47	1,143,622	1,084,530
Series 2020-5050 Class KP, 1% 12/25/50	1,856,110	1,494,763
Series 2021-5141 Class JM, 1.5% 4/25/51	2,067,241	1,689,459
Series 2021-5148:
Class AD, 1.5% 10/25/51	2,789,547	2,281,557
Class PC, 1.5% 10/25/51	2,765,147	2,245,366
Series 2022-5214 Class CG, 3.5% 4/25/52	4,053,232	3,740,569
Series 2022-5220 Class PK, 3.5% 1/25/51	5,729,605	5,340,947
Series 2095 Class PE, 6% 11/15/28	42,862	43,172
Series 2101 Class PD, 6% 11/15/28	3,937	3,961
Series 2121 Class MG, 6% 2/15/29	18,172	18,310
Series 2131 Class BG, 6% 3/15/29	128,083	128,996
Series 2137 Class PG, 6% 3/15/29	20,823	20,928
Series 2154 Class PT, 6% 5/15/29	33,408	33,643
Series 2162 Class PH, 6% 6/15/29	6,555	6,586
Series 2520 Class BE, 6% 11/15/32	70,342	71,564
Series 2693 Class MD, 5.5% 10/15/33	649,116	647,245
Series 2802 Class OB, 6% 5/15/34	46,017	46,336
Series 3002 Class NE, 5% 7/15/35	162,892	161,705
Series 3110 Class OP 9/15/35 (r)	29,498	27,708
Series 3119 Class PO 2/15/36 (r)	162,590	129,643
Series 3121 Class KO 3/15/36 (r)	24,805	20,451
Series 3123 Class LO 3/15/36 (r)	92,094	73,963
Series 3145 Class GO 4/15/36 (r)	96,902	78,441
Series 3189 Class PD, 6% 7/15/36	149,534	153,059
Series 3225 Class EO 10/15/36 (r)	49,121	38,599
Series 3258 Class PM, 5.5% 12/15/36	54,057	54,693
Series 3415 Class PC, 5% 12/15/37	67,177	66,101
Series 3806 Class UP, 4.5% 2/15/41	338,524	329,540
Series 3832 Class PE, 5% 3/15/41	649,352	646,225
Series 4135 Class AB, 1.75% 6/15/42	1,091,951	983,173
sequential payer:
Series 2014-4422 Class LA, 4.5% 3/15/43	156,074	155,045
Series 2015-4492 Class LB, 4% 3/15/44	236,481	233,787
Series 2015-4506 Class LB, 4% 4/15/44	457,930	452,502
Series 2015-4516 Class A, 4% 8/15/41	564,059	555,660
Series 2015-4522 Class LB, 4% 6/15/44	329,181	325,134
Series 2015-4535 Class LB, 4% 8/15/44	323,556	319,620
Series 2016-4636 Class AE, 4% 7/15/42	550,680	544,205
Series 2017-4646 Class LA, 4% 9/15/45	852,975	830,664
Series 2017-4661 Class AC, 4% 4/15/43	427,563	421,392
Series 2017-4671 Class JA, 4% 9/15/42	78,298	77,948
Series 2020-4993 Class LA, 2% 8/25/44	5,019,811	4,514,111
Series 2020-5018:
Class LC, 3% 10/25/40	1,673,675	1,497,428
Class LY, 3% 10/25/40	1,271,691	1,137,486
Series 2020-5058 Class BE, 3% 11/25/50	6,035,408	5,195,355
Series 2020-5066 Class A, 1.5% 11/25/44	1,991,861	1,689,025
Series 2021-5115 Class A, 2% 3/25/40	7,125,020	6,161,815
Series 2021-5139 Class JC, 2% 8/25/40	6,787,836	5,786,469
Series 2021-5147 Class WN, 2% 1/25/40	7,363,045	6,332,851
Series 2021-5169:
Class BA, 2.5% 5/25/49	7,052,956	6,010,039
Class TP, 2.5% 6/25/49	2,651,202	2,254,844
Series 2021-5175 Class CB, 2.5% 4/25/50	15,582,224	13,380,521
Series 2021-5178:
Class CT, 2% 11/25/40	7,431,724	6,286,070
Class TP, 2.5% 4/25/49	6,183,156	5,266,711
Series 2021-5180 Class KA, 2.5% 10/25/47	3,153,022	2,751,686
Series 2022-5189:
Class DA, 2.5% 5/25/49	2,048,770	1,745,047
Class TP, 2.5% 5/25/49	4,262,334	3,630,390
Series 2022-5190:
Class BA, 2.5% 11/25/47	1,977,903	1,725,054
Class CA, 2.5% 5/25/49	3,574,006	3,043,431
Series 2022-5191 Class CA, 2.5% 4/25/50	3,717,602	3,169,450
Series 2022-5197:
Class A, 2.5% 6/25/49	3,574,014	3,043,429
Class DA, 2.5% 11/25/47	1,501,880	1,310,967
Series 2022-5198 Class BA, 2.5% 11/25/47	6,681,640	5,923,537
Series 2022-5200:
Class C, 3% 5/25/48	8,834,183	8,007,659
Class LA, 3% 10/25/48	7,672,872	6,931,162
Series 2022-5202:
Class AG, 3% 1/25/49	2,026,414	1,825,379
Class BC, 3% 5/25/48	8,368,252	7,483,642
Class LB, 2.5% 10/25/47	1,603,353	1,401,541
Class UA, 3% 4/25/50	3,062,166	2,721,519
Series 2022-5210 Class TA, 3.5% 11/25/46	2,848,790	2,624,394
Series 2022-5248 Class A, 4% 4/15/48	8,563,990	8,194,856
Series 2135 Class JE, 6% 3/15/29	6,964	7,061
Series 2274 Class ZM, 6.5% 1/15/31	12,771	12,836
Series 2281 Class ZB, 6% 3/15/30	24,010	24,180
Series 2303 Class ZV, 6% 4/15/31	14,205	14,296
Series 2357 Class ZB, 6.5% 9/15/31	109,134	110,745
Series 2502 Class ZC, 6% 9/15/32	27,027	27,499
Series 2519 Class ZD, 5.5% 11/15/32	41,317	41,485
Series 2998 Class LY, 5.5% 7/15/25	4,349	4,334
Series 3871 Class KB, 5.5% 6/15/41	1,022,848	1,044,226
Series 06-3115 Class SM, 6.480% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1608% 2/15/36 (d)(p)(q)	51,540	4,149
Series 2013-4281 Class AI, 4% 12/15/28 (p)	27,585	195
Series 2017-4683 Class LM, 3% 5/15/47	1,762,530	1,646,206
Series 2020-5041:
Class LA, 1.5% 11/25/40	16,676,974	13,555,543
Class LB, 3% 11/25/40	2,850,012	2,551,710
Series 2020-5046 Class PT, 1.5% 11/25/40	12,650,081	10,272,939
Series 2021-5083 Class VA, 1% 8/15/38	7,694,775	7,170,619
Series 2021-5176 Class AG, 2% 1/25/47	11,721,781	9,997,705
Series 2021-5182 Class A, 2.5% 10/25/48	20,460,204	17,808,543
Series 2022-5210 Class AB, 3% 1/25/42	4,653,581	4,233,180
Series 2022-5213 Class AH, 2.25% 4/25/37	7,356,455	6,689,972
Series 2022-5236 Class P, 5% 4/25/48	3,180,228	3,142,615
Series 2022-5266 Class CD, 4.5% 10/25/44	7,645,701	7,453,140
Series 2933 Class ZM, 5.75% 2/15/35	926,448	942,323
Series 2935 Class ZK, 5.5% 2/15/35	682,922	689,485
Series 2947 Class XZ, 6% 3/15/35	287,510	292,922
Series 2996 Class ZD, 5.5% 6/15/35	609,891	613,881
Series 3237 Class C, 5.5% 11/15/36	768,503	768,022
Series 3244 Class SG, 6.540% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2208% 11/15/36 (d)(p)(q)	212,275	18,058
Series 3336 Class LI, 6.460% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1408% 6/15/37 (d)(p)(q)	139,003	14,163
Series 3949 Class MK, 4.5% 10/15/34	111,357	108,661
Series 4055 Class BI, 3.5% 5/15/31 (p)	81,038	787
Series 4149 Class IO, 3% 1/15/33 (p)	421,682	31,099
Series 4314 Class AI, 5% 3/15/34 (p)	20,723	392
Series 4427 Class LI, 3.5% 2/15/34 (p)	594,637	29,849
Series 4471 Class PA 4% 12/15/40	428,635	416,171
target amortization class:
Series 2007-3366 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.6892% 5/15/37 (d)(e)	179,965	175,228
Series 2017-4692 Class KB, 4% 10/15/46	2,367,645	2,259,693
Series 2156 Class TC, 6.25% 5/15/29	9,704	9,709
Freddie Mac Manufactured Housing participation certificates guaranteed sequential payer:
Series 2043 Class ZH, 6% 4/15/28	14,690	14,756
Series 2056 Class Z, 6% 5/15/28	34,561	34,764
Freddie Mac Multi-family Structured pass-thru certificates:
planned amortization class Series 2021-5165 Class PC, 1.5% 11/25/51	3,550,702	2,909,253
sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48	2,607,845	2,227,609
Class GC, 2% 11/25/47	2,522,470	2,122,330
Series 2021-5164 Class M, 2.5% 7/25/48	2,660,775	2,273,265
Series 4386 Class AZ, 4.5% 11/15/40	1,630,169	1,563,636
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.2542% 6/16/37 (d)(p)(q)	88,417	8,061
Series 2010-H03 Class FA, CME Term SOFR 1 Month Index + 0.660% 6.0011% 3/20/60 (d)(e)(s)	611,484	609,755
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7811% 7/20/60 (d)(e)(s)	159,117	158,294
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7629% 9/20/60 (d)(e)(s)	147,107	146,132
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7629% 8/20/60 (d)(e)(s)	134,491	133,659
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.8429% 12/20/60 (d)(e)(s)	346,492	344,797
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9629% 12/20/60 (d)(e)(s)	255,901	255,042
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9629% 2/20/61 (d)(e)(s)	214,496	213,581
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.9529% 2/20/61 (d)(e)(s)	350,362	348,929
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9629% 4/20/61 (d)(e)(s)	268,201	267,260
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.9629% 5/20/61 (d)(e)(s)	334,755	333,671
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9629% 5/20/61 (d)(e)(s)	310,657	309,689
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.9929% 6/20/61 (d)(e)(s)	334,115	333,167
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0629% 10/20/61 (d)(e)(s)	624,348	623,027
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1629% 11/20/61 (d)(e)(s)	385,433	385,076
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1629% 1/20/62 (d)(e)(s)	188,505	188,302
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0929% 1/20/62 (d)(e)(s)	360,082	359,319
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0929% 3/20/62 (d)(e)(s)	174,029	173,514
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 6.1129% 5/20/61 (d)(e)(s)	11,085	10,988
Series 2012-H23 Class WA, CME Term SOFR 1 Month Index + 0.630% 5.9829% 10/20/62 (d)(e)(s)	172,066	171,483
Series 2013-H07 Class BA, CME Term SOFR 1 Month Index + 0.360% 5.8229% 3/20/63 (d)(e)(s)	315,393	313,719
Series 2014-H03 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0629% 1/20/64 (d)(e)(s)	195,470	195,049
Series 2014-H05 Class FB, CME Term SOFR 1 Month Index + 0.710% 6.0629% 12/20/63 (d)(e)(s)	417,138	416,257
Series 2014-H11 Class BA, CME Term SOFR 1 Month Index + 0.610% 5.9629% 6/20/64 (d)(e)(s)	1,214,182	1,210,188
Series 2014-H20 Class BF, CME Term SOFR 1 Month Index + 0.610% 5.9629% 9/20/64 (d)(e)(s)	3,978,571	3,963,055
Series 2016-H20 Class FM, CME Term SOFR 1 Month Index + 0.510% 5.8629% 12/20/62 (d)(e)(s)	28,407	27,899
Series 2019-11 Class F, CME Term SOFR 1 Month Index + 0.510% 5.8343% 1/20/49 (d)(e)	3,685,410	3,627,061
Series 2019-128 Class FH, CME Term SOFR 1 Month Index + 0.610% 5.9343% 10/20/49 (d)(e)	1,108,721	1,076,983
Series 2019-23 Class NF, CME Term SOFR 1 Month Index + 0.560% 5.8843% 2/20/49 (d)(e)	2,269,085	2,217,041
planned amortization class:
Series 2011-136 Class WI, 4.5% 5/20/40 (p)	27,301	1,639
Series 2016-69 Class WA, 3% 2/20/46	1,057,905	953,925
Series 2017-134 Class BA, 2.5% 11/20/46	1,576,445	1,407,448
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	244,657	238,861
Series 2010-160 Class DY, 4% 12/20/40	2,590,305	2,479,999
Series 2010-170 Class B, 4% 12/20/40	573,140	547,996
Series 2017-139 Class BA, 3% 9/20/47	4,961,481	4,390,324
Series 2004-32 Class GS, 6.380% - CME Term SOFR 1 Month Index 1.0642% 5/16/34 (d)(p)(q)	50,774	3,142
Series 2004-73 Class AL, 7.080% - CME Term SOFR 1 Month Index 1.7642% 8/17/34 (d)(p)(q)	48,457	3,624
Series 2007-35 Class SC, 39.510% x CME Term SOFR 1 Month Index 7.585% 6/16/37 (d)(e)(q)	3,358	3,710
Series 2010-116 Class QB, 4% 9/16/40	5,724,940	5,478,999
Series 2010-H10 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7811% 5/20/60 (d)(e)(s)	432,109	429,998
Series 2011-94 Class SA, 5.980% - CME Term SOFR 1 Month Index 0.6657% 7/20/41 (d)(p)(q)	221,668	18,841
Series 2013-149 Class MA, 2.5% 5/20/40	1,615,192	1,552,407
Series 2014-2 Class BA, 3% 1/20/44	3,189,258	2,877,125
Series 2014-21 Class HA, 3% 2/20/44	1,185,826	1,067,376
Series 2014-25 Class HC, 3% 2/20/44	2,024,732	1,820,225
Series 2014-5 Class A, 3% 1/20/44	1,682,832	1,518,057
Series 2015-H13 Class HA, 2.5% 8/20/64 (s)	10,881	10,359
Series 2017-186 Class HK, 3% 11/16/45	2,914,688	2,598,805
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.16% 8/20/66 (d)(e)(s)	2,157,690	2,148,423
TOTAL U.S. GOVERNMENT AGENCY		569,833,826
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $651,028,626)		644,899,878

Commercial Mortgage Securities - 5.7%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater:
Series 2019-RLJ Class D, CME Term SOFR 1 Month Index + 1.990% 7.315% 4/15/36 (b)(d)(e)	1,880,000	1,873,236
Series 2021-JACX Class E, CME Term SOFR 1 Month Index + 3.860% 9.1825% 9/15/38 (b)(d)(e)	1,120,000	840,725
Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.468% 1/15/39 (b)(d)(e)	16,838,000	16,617,001
Class B, CME Term SOFR 1 Month Index + 1.550% 6.868% 1/15/39 (b)(d)(e)	3,181,000	3,119,368
Class C, CME Term SOFR 1 Month Index + 2.150% 7.468% 1/15/39 (b)(d)(e)	2,271,000	2,222,032
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	11,600,000	11,083,026
Class ANM, 3.112% 11/5/32 (b)	14,236,000	13,152,656
Series 2015-200P Class F, 3.5958% 4/14/33 (b)(d)	831,000	770,117
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	3,196,000	2,680,587
Class CNM, 3.7186% 11/5/32 (b)(d)	1,322,000	996,130
BANK sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	14,412,000	13,537,339
Series 2018-BN10 Class ASB, 3.641% 2/15/61	3,497,903	3,395,265
Series 2018-BN14 Class A4, 4.231% 9/15/60	19,100,000	18,301,559
Series 2019-BN20 Class ASB, 2.933% 9/15/62	700,000	657,091
Series 2019-BN21 Class A5, 2.851% 10/17/52	2,606,000	2,306,926
Series 2019-BN23 Class ASB, 2.846% 12/15/52	1,800,000	1,686,836
Series 2020-BN28 Class A4, 1.844% 3/15/63	1,473,000	1,202,256
Series 2021-BN32 Class A5, 2.643% 4/15/54	630,000	535,883
Series 2021-BN33 Class A5, 2.556% 5/15/64	1,238,000	1,041,417
Series 2021-BN35 Class A5, 2.285% 6/15/64	1,860,000	1,535,114
Series 2022-BNK39 Class A4, 2.928% 2/15/55	1,626,000	1,392,133
Series 2022-BNK40, Class A4, 3.3935% 3/15/64 (d)	522,000	462,357
Series 2022-BNK42:
Class D, 2.5% 6/15/55 (b)	943,000	597,541
Class E, 2.5% 6/15/55 (b)(i)	738,000	419,883
Series 2022-BNK42, Class A5, 4.493% 6/15/55 (d)	1,746,000	1,662,388
Series 2023-5YR1:
Class A2, 5.779% 4/15/56	4,100,000	4,166,891
Class A3, 6.26% 4/15/56	12,800,000	13,201,509
Series 2023-BNK45 Class C, 6.2791% 2/15/56 (d)	738,000	740,759
Bank sequential payer Series 2023-BNK46 Class A4, 5.745% 8/15/56	2,191,000	2,281,190
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)	1,426,000	930,145
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (b)	1,738,000	779,019
Class E, 2.8% 11/15/50 (b)	1,092,000	401,016
Series 2018-BN10 Class C, 4.163% 2/15/61 (d)	2,308,000	2,049,737
Series 2018-BN15:
Class D, 3% 11/15/61 (b)(i)	735,000	542,170
Class E, 3% 11/15/61 (b)(i)	735,000	480,269
Series 2020-BN25 Class C, 3.3529% 1/15/63 (d)	1,375,000	1,097,101
Series 2020-BN27 Class D, 2.5% 4/15/63 (b)	430,000	281,094
Series 2020-BN28:
Class A/S, 2.14% 3/15/63	639,000	520,560
Class E, 2.5% 3/15/63 (b)	441,000	267,487
Series 2020-BN30 Class MCDG, 2.9182% 12/15/53 (d)(i)	3,731,000	1,492,654
Series 2021-BN33:
Class B, 2.893% 5/15/64	1,016,000	824,325
Class XA, 1.0526% 5/15/64 (d)(p)	10,232,314	518,192
Series 2021-BN38 Class C, 3.2174% 12/15/64 (d)	260,000	194,743
Series 2022-BNK43 Class D, 3% 8/15/55 (b)	1,759,000	1,112,266
Series 2022-BNK44:
Class A/S, 5.7451% 11/15/55 (d)	1,097,000	1,101,973
Class C, 5.7451% 11/15/55 (d)	3,642,000	3,293,943
Bank Series 2023-BNK46:
Class B, 6.7735% 8/15/56 (d)	1,491,000	1,588,783
Class C, 6.7735% 8/15/56 (d)	657,000	666,589
Bank 2018-Bnk13 sequential payer Series 2018-BN13 Class A4, 3.953% 8/15/61	3,700,000	3,518,978
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3 Class C, 4.352% 2/15/50 (d)	610,000	552,357
Bank of America Commercial Mortgage Trust Series 2016-UB10:
Class D, 3% 7/15/49 (b)	2,108,000	1,622,859
Class XA, 1.7254% 7/15/49 (d)(p)	15,182,780	392,094
Bank5 2023-5Yr3:
sequential payer Series 2023-5YR3 Class A3, 6.724% 9/15/56	6,700,000	7,081,661
Series 2023-5YR3:
Class A/S, 7.3154% 9/15/56 (d)	884,000	945,867
Class B, 7.3154% 9/15/56 (d)	553,000	581,690
Class C, 7.3154% 9/15/56 (d)	553,000	552,467
Bank5 2023-5Yr4 Series 2023-5YR4 Class C, 7.5344% 12/15/56 (d)	1,068,000	1,068,070
Barclays Commercial Mortgage Securities sequential payer Series 2021-C12 Class A5, 2.689% 11/15/54	501,000	424,098
Barclays Commercial Mortgage Securities LLC Series 2019-C5 Class D, 2.5% 11/15/52 (b)	333,000	230,561
BBCMS 2021-Agw Mtg Trust sequential payer Series 2024-C24:
Class B, 5.718% 2/15/57	790,000	790,999
Class C, 6% 2/15/57	338,000	331,786
BBCMS Mortgage Trust:
sequential payer:
Series 2020-C8 Class E, 2.25% 10/15/53 (b)	1,476,000	796,599
Series 2021-C10 Class ASB, 2.268% 7/15/54	3,200,000	2,858,768
Series 2022-C14 Class A5, 2.946% 2/15/55	2,455,000	2,098,689
Series 2022-C17:
Class A5, 4.441% 9/15/55	2,520,000	2,404,618
Class D, 2.5% 9/15/55 (b)	3,429,000	2,044,828
Series 2022-C18 Class A5, 5.71% 12/15/55	2,816,000	2,932,857
Series 2023-C19 Class A5, 5.451% 4/15/56	1,796,000	1,839,008
Series 2023-C20 Class A5, 5.576% 7/15/56	1,566,000	1,619,622
Series 2023-C21:
Class A/S, 6.2963% 9/15/56 (d)	1,105,000	1,163,889
Class A3, 6.2963% 9/15/56 (d)	5,900,000	6,175,013
Series 2023-C22 Class C, 7.1261% 11/15/56 (d)	2,818,000	2,961,020
Series 2016-ETC:
Class D, 3.6089% 8/14/36 (b)(d)	868,000	710,319
Class E, 3.6089% 8/14/36 (b)(d)	637,000	487,676
Series 2019-C3 Class C, 4.178% 5/15/52	477,000	382,407
Series 2020-C7:
Class A/S, 2.444% 4/15/53	226,000	185,046
Class B, 3.152% 4/15/53	851,000	683,776
Series 2022-C15, Class A5, 3.662% 4/15/55	2,126,000	1,907,122
Series 2022-C16:
Class A5, 4.6% 6/15/55	3,210,000	3,099,141
Class B, 4.6% 6/15/55	791,000	694,799
Series 2022-C17 Class B, 4.889% 9/15/55	1,050,000	965,138
Series 2022-C18, Class B, 6.149% 12/15/55 (d)	1,323,000	1,331,138
Series 2023 C19 Class B, 6.3326% 4/15/56 (d)	846,000	840,533
Series 2023-5C23 Class B, 7.4547% 12/15/56 (d)	1,465,000	1,542,664
Series 2023-C21 Class C, 6.2963% 9/15/56 (d)	2,214,000	2,105,166
Benchmark 2023-V3 Mtg Trust sequential payer Series 2023-V3 Class A3, 6.3629% 7/15/56	2,200,000	2,296,443
Benchmark 2024-V5 Mortgage Trust sequential payer Series 2024-V5:
Class A3, 5.8053% 1/10/57	7,900,000	8,109,374
Class B, 6.0594% 1/10/57 (d)	789,000	791,619
Class C, 6.9726% 1/10/57 (d)	977,000	997,508
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	2,953,000	2,813,250
Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (b)(d)	719,000	14,445
Class 225E, 3.2943% 12/15/62 (b)(d)(i)	485,000	4,992
Series 2019-B15 Class AAB, 2.859% 12/15/72	2,500,000	2,345,538
Series 2020-B20 Class E, 2% 10/15/53 (b)	1,029,000	501,711
Series 2020-B21 Class A5, 1.9775% 12/17/53	1,502,000	1,213,982
Series 2020-B22, Class A5, 1.973% 1/15/54	1,043,000	838,892
Series 2021-B29, Class A5, 2.3879% 9/15/54	3,032,000	2,498,645
Series 2022-B34 Class A5, 3.786% 4/15/55	942,000	826,066
Series 2022-B36 Class A5, 4.4699% 7/15/55	1,094,000	1,040,994
Series 2022-B37 Class A5, 5.9426% 11/15/55 (d)	1,270,000	1,327,536
Series 2023-B38 Class A4, 5.5246% 4/15/56	1,084,000	1,110,776
Series 2023-B39 Class A5, 5.7536% 7/15/56	2,406,000	2,508,971
Series 2023-C5 Class A5, 5.7653% 6/15/56	1,355,000	1,413,462
Series 2023-V4 Class A3, 6.8409% 11/15/56	10,733,000	11,404,094
Series 2018-B6 Class D, 3.094% 10/10/51 (b)(d)	1,089,000	631,882
Series 2018-B7 Class D, 3% 5/15/53 (b)(d)	614,000	434,675
Series 2019-B12 Class B, 3.5702% 8/15/52	840,000	706,484
Series 2019-B13 Class D, 2.5% 8/15/57 (b)	1,197,000	789,665
Series 2019-B14 Class XA, 0.7701% 12/15/62 (d)(p)	33,053,195	837,310
Series 2020-B18:
Class AGNG, 4.3885% 7/15/53 (b)(d)	1,995,000	1,749,434
Class D, 2.25% 7/15/53 (b)	1,365,000	817,102
Series 2020-B21:
Class A/S, 2.2543% 12/17/53	592,000	472,603
Class D, 2% 12/17/53 (b)(i)	798,000	473,909
Series 2020-IG2:
Class C, 3.2931% 9/15/48 (b)(d)	546,000	289,888
Class D, 3.2931% 9/15/48 (b)(d)	2,679,000	920,724
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (b)(d)	1,400,000	956,977
Series 2021-B25:
Class 300D, 2.9942% 4/15/54 (b)(d)	1,520,000	972,669
Class 300E, 2.9942% 4/15/54 (b)(d)	504,000	331,799
Series 2022 B37 Class B, 5.7508% 11/15/55 (d)	767,000	736,099
Series 2022-B35 Class D, 2.5% 5/15/55 (b)(i)	1,701,000	1,000,056
Series 2022-B36:
Class A/S, 4.9505% 7/15/55	1,092,000	1,018,998
Class D, 2.5% 7/15/55 (b)	1,259,000	708,770
Series 2022-B37 Class C, 5.9426% 11/15/55 (d)	1,456,000	1,208,922
Series 2023 B38:
Class B, 6.2446% 4/15/56 (d)	1,058,000	1,056,712
Class C, 6.2446% 4/15/56 (d)	1,415,000	1,214,855
Series 2023-B39 Class C, 6.5746% 7/15/56 (d)	1,638,000	1,623,292
Series 2023-V2 Class A/S, 6.5374% 5/15/55	728,000	749,788
Series 2023-V4:
Class B, 7.4604% 11/15/56 (d)	1,070,000	1,130,054
Class C, 7.4604% 11/15/56 (d)	1,070,000	1,095,553
BHP Trust floater Series 2019-BXHP Class F, CME Term SOFR 1 Month Index + 2.980% 8.303% 8/15/36 (b)(d)(e)	570,500	561,135
BLP Commercial Mortgage Trust:
floater Series 2024-IND2 Class D, CME Term SOFR 1 Month Index + 2.590% 7.8904% 3/15/41 (b)(d)(e)	1,116,000	1,116,349
sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.6422% 3/15/41 (b)(d)(e)	12,651,000	12,640,951
BMO 2024-5C3 Mortgage Trust Series 2024-5C3:
Class B, 6.5567% 2/15/57 (d)	1,063,000	1,087,215
Class C, 6.8592% 2/15/57 (d)	280,000	280,796
BMO Mortgage Trust:
sequential payer:
Series 2022-C1 Class A5, 3.374% 2/15/55	2,917,000	2,571,161
Series 2023-5C1 Class A3, 6.534% 8/15/56	8,600,000	8,996,598
Series 2023-C6 Class A5, 5.9562% 9/15/56	1,107,000	1,169,899
Series 2022-C1:
Class 360D, 3.9387% 2/17/55 (b)(d)(i)	798,000	505,236
Class 360E, 3.9387% 2/17/55 (b)(d)	966,000	584,926
Series 2022-C3 Class D, 2.5% 9/15/54 (b)	639,000	342,640
Series 2023-5C1:
Class A/S, 7.1177% 8/15/56 (d)	2,972,000	3,117,645
Class B, 6.96% 8/15/56 (d)	493,000	501,000
Series 2023-5C2 Class A5, 7.244% 11/15/56 (d)	2,219,000	2,367,805
Series 2023-C4:
Class B, 5.3961% 2/15/56 (d)	835,000	822,718
Class C, 5.8632% 2/15/56 (d)	2,333,000	2,275,547
Class D, 5.8632% 2/15/56 (b)(d)(i)	520,000	408,953
Series 2023-C6 Class A/S, 6.5504% 9/15/56 (d)	1,096,000	1,158,419
Series 2023-C7 Class C, 7.1229% 12/15/56 (d)	860,000	885,263
BPR 2023-STON Mortgage Trust sequential payer Series 2023-STON Class A, 7.497% 12/5/39 (b)	1,020,000	1,058,935
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2156% 4/15/37 (b)(d)(e)	55,733,000	55,905,271
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7646% 4/15/37 (b)(d)(e)	17,226,000	17,199,084
Class D, CME Term SOFR 1 Month Index + 3.690% 9.0126% 4/15/37 (b)(d)(e)	2,373,000	2,352,431
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, CME Term SOFR 1 Month Index + 2.570% 7.89% 6/15/35 (b)(d)(e)	294,000	284,589
BX Commercial Mortgage Trust:
floater:
Series 2017-APPL Class F, PRIME RATE + 1.310% 9.944% 7/15/34 (b)(d)(e)	369,442	367,372
Series 2019-CALM Class E, CME Term SOFR 1 Month Index + 2.110% 7.4325% 11/15/32 (b)(d)(e)	265,300	262,150
Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.340% 6.6643% 4/15/34 (b)(d)(e)	11,328,000	11,286,951
Class C, CME Term SOFR 1 Month Index + 1.640% 6.9643% 4/15/34 (b)(d)(e)	7,490,000	7,455,679
Class D, CME Term SOFR 1 Month Index + 1.940% 7.2643% 4/15/34 (b)(d)(e)	7,862,000	7,818,220
Class G, CME Term SOFR 1 Month Index + 3.640% 8.9643% 4/15/34 (b)(d)(e)	1,533,000	1,516,875
Series 2019-XL:
Class C, CME Term SOFR 1 Month Index + 1.360% 6.6821% 10/15/36 (b)(d)(e)	9,031,906	9,014,971
Class D, CME Term SOFR 1 Month Index + 1.560% 6.8821% 10/15/36 (b)(d)(e)	27,712,550	27,643,269
Class E, CME Term SOFR 1 Month Index + 1.910% 7.2321% 10/15/36 (b)(d)(e)	24,417,950	24,341,644
Class F, CME Term SOFR 1 Month Index + 2.110% 7.4321% 10/15/36 (b)(d)(e)	3,400,000	3,387,250
Class J, CME Term SOFR 1 Month Index + 2.760% 8.0821% 10/15/36 (b)(d)(e)	9,551,450	9,318,635
Series 2020-VKNG:
Class E, CME Term SOFR 1 Month Index + 2.210% 7.5325% 10/15/37 (b)(d)(e)	463,400	458,766
Class F, CME Term SOFR 1 Month Index + 2.860% 8.1825% 10/15/37 (b)(d)(e)	1,228,500	1,201,887
Class G, CME Term SOFR 1 Month Index + 3.360% 8.6825% 10/15/37 (b)(d)(e)	1,087,800	1,054,339
Series 2021 LBA, Class GV, CME Term SOFR 1 Month Index + 3.110% 8.4325% 2/15/36 (b)(d)(e)	1,144,302	1,098,631
Series 2021-ACNT Class G, CME Term SOFR 1 Month Index + 3.400% 8.7275% 11/15/38 (b)(d)(e)	1,178,974	1,144,642
Series 2021-BXMF Class G, CME Term SOFR 1 Month Index + 3.460% 8.782% 10/15/26 (b)(d)(e)	3,113,827	2,973,705
Series 2021-LBA:
Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2325% 2/15/36 (b)(d)(e)	2,200,000	2,184,875
Class DJV, CME Term SOFR 1 Month Index + 1.710% 7.0325% 2/15/36 (b)(d)(e)	508,000	497,840
Class DV, CME Term SOFR 1 Month Index + 1.710% 7.0325% 2/15/36 (b)(d)(e)	1,795,138	1,757,552
Class FJV, CME Term SOFR 1 Month Index + 2.510% 7.8325% 2/15/36 (b)(d)(e)	947,000	917,298
Class FV, CME Term SOFR 1 Month Index + 2.510% 7.8325% 2/15/36 (b)(d)(e)	270,457	263,087
Class GJV, CME Term SOFR 1 Month Index + 3.110% 8.4325% 2/15/36 (b)(d)(e)	2,779,000	2,659,300
Series 2021-MC Class G, CME Term SOFR 1 Month Index + 3.200% 8.5193% 4/15/34 (b)(d)(e)	709,000	589,994
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1216% 10/15/36 (b)(d)(e)	33,967,000	33,616,715
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3313% 10/15/36 (b)(d)(e)	4,838,000	4,756,359
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5311% 10/15/36 (b)(d)(e)	6,475,000	6,329,313
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7308% 10/15/36 (b)(d)(e)	6,286,000	6,105,278
Class E, CME Term SOFR 1 Month Index + 2.060% 7.38% 10/15/36 (b)(d)(e)	21,856,000	21,418,880
Class G, CME Term SOFR 1 Month Index + 3.060% 8.3786% 10/15/36 (b)(d)(e)	1,428,000	1,364,978
Series 2021-SOAR:
Class F, CME Term SOFR 1 Month Index + 2.460% 7.7825% 6/15/38 (b)(d)(e)	2,068,269	2,032,074
Class G, CME Term SOFR 1 Month Index + 2.910% 8.2325% 6/15/38 (b)(d)(e)	3,490,369	3,403,110
Class J, CME Term SOFR 1 Month Index + 3.860% 9.1825% 6/15/38 (b)(d)(e)	2,636,756	2,571,873
Series 2021-VINO:
Class F, CME Term SOFR 1 Month Index + 2.910% 8.2348% 5/1/38 (b)(d)(e)	1,511,657	1,481,424
Class G, CME Term SOFR 1 Month Index + 4.060% 9.3848% 5/1/38 (b)(d)(e)	2,668,830	2,627,170
Series 2021-VOLT:
Class F, CME Term SOFR 1 Month Index + 2.510% 7.8321% 9/15/36 (b)(d)(e)	3,931,000	3,874,530
Class G, CME Term SOFR 1 Month Index + 2.960% 8.2821% 9/15/36 (b)(d)(e)	4,894,000	4,788,267
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.8086% 4/15/37 (b)(d)(e)	22,092,402	22,092,402
Series 2022-LBA6:
Class E, CME Term SOFR 1 Month Index + 2.700% 8.0176% 1/15/39 (b)(d)(e)	1,456,000	1,426,880
Class F, CME Term SOFR 1 Month Index + 3.350% 8.6676% 1/15/39 (b)(d)(e)	2,072,000	2,041,955
Class G, CME Term SOFR 1 Month Index + 4.200% 9.5176% 1/15/39 (b)(d)(e)	651,000	639,310
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.3305% 2/15/39 (b)(d)(e)	34,321,456	34,074,771
Class B, CME Term SOFR 1 Month Index + 1.310% 6.6299% 2/15/39 (b)(d)(e)	12,112,461	11,961,055
Class C, CME Term SOFR 1 Month Index + 1.560% 6.8793% 2/15/39 (b)(d)(e)	10,341,280	10,173,234
Class D, CME Term SOFR 1 Month Index + 1.960% 7.2784% 2/15/39 (b)(d)(e)	10,341,280	10,170,003
Class G, CME Term SOFR 1 Month Index + 4.100% 9.4234% 2/15/39 (b)(d)(e)	2,789,610	2,746,310
Series 2023-XL3:
Class A, CME Term SOFR 1 Month Index + 1.760% 7.0791% 12/9/40 (b)(d)(e)	18,372,000	18,498,308
Class B, CME Term SOFR 1 Month Index + 2.190% 7.5085% 12/9/40 (b)(d)(e)	4,062,000	4,093,734
Class C, CME Term SOFR 1 Month Index + 2.640% 7.9578% 12/9/40 (b)(d)(e)	2,200,000	2,217,188
Class D, CME Term SOFR 1 Month Index + 3.580% 8.9064% 12/9/40 (b)(d)(e)	2,748,000	2,768,610
Series 2024-MF:
Class D, CME Term SOFR 1 Month Index + 2.680% 7.9898% 2/15/39 (b)(d)(e)	938,000	938,000
Class E, CME Term SOFR 1 Month Index + 3.730% 9.0383% 2/15/39 (b)(d)(e)	2,111,000	2,114,903
floater sequential payer:
Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 6.3085% 11/15/32 (b)(d)(e)	2,009,763	2,006,623
Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3643% 4/15/34 (b)(d)(e)	21,476,240	21,418,952
sequential payer Series 2019-OC11 Class A, 3.202% 12/9/41 (b)	3,131,000	2,766,101
Series 2019-OC11:
Class D, 3.944% 12/9/41 (b)(d)	168,000	145,691
Class E, 3.944% 12/9/41 (b)(d)	10,309,000	8,722,294
Series 2020-VIVA:
Class D, 3.5488% 3/11/44 (b)(d)	5,234,000	4,387,713
Class E, 3.5488% 3/11/44 (b)(d)	5,065,000	4,116,505
BX Commercial Mortgage Trust 2024-Xl4:
floater Series 2024-XL4:
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1092% 2/15/39 (b)(d)(e)	3,643,000	3,638,446
Class E, CME Term SOFR 1 Month Index + 4.180% 9.5057% 2/15/39 (b)(d)(e)	3,491,000	3,489,255
floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7597% 2/15/39 (b)(d)(e)	28,943,000	28,943,000
BX Commerical Mortgage Trust:
floater Series 2019-ATL Class E, CME Term SOFR 1 Month Index + 2.350% 7.6691% 10/15/36 (b)(d)(e)	972,000	942,840
floater sequential payer Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1025% 6/15/38 (b)(d)(e)	14,422,270	14,287,061
BX Trust floater:
Series 2021-MFM1:
Class F, CME Term SOFR 1 Month Index + 3.110% 8.4325% 1/15/34 (b)(d)(e)	2,890,340	2,835,117
Class G, CME Term SOFR 1 Month Index + 4.010% 9.3325% 1/15/34 (b)(d)(e)	156,317	151,827
Series 2022-GPA:
Class A, CME Term SOFR 1 Month Index + 2.160% 7.4826% 8/15/39 (b)(d)(e)	17,348,541	17,392,046
Class D, CME Term SOFR 1 Month Index + 4.060% 9.3786% 8/15/43 (b)(d)(e)	2,529,396	2,535,720
Series 2022-IND:
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2576% 4/15/37 (b)(d)(e)	12,792,312	12,788,289
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6076% 4/15/37 (b)(d)(e)	2,541,468	2,538,292
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1566% 4/15/37 (b)(d)(e)	2,127,331	2,123,343
Class F, CME Term SOFR 1 Month Index + 4.780% 10.1036% 4/15/37 (b)(d)(e)	3,189,083	3,165,931
Series 2022-VAMF Class F, CME Term SOFR 1 Month Index + 3.290% 8.6166% 1/15/39 (b)(d)(e)	783,000	729,076
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/44 (b)(d)	336,000	188,028
BXSC Commercial Mortgage Trust floater Series 2022-WSS Class F, 10.647% 3/15/35 (b)(d)	2,721,000	2,687,838
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/39 (b)(d)	1,743,000	947,972
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class A, CME Term SOFR 1 Month Index + 1.360% 6.685% 12/15/37 (b)(d)(e)	1,538,000	1,537,519
Class E, CME Term SOFR 1 Month Index + 2.440% 7.765% 12/15/37 (b)(d)(e)	4,468,000	4,428,905
Class F, CME Term SOFR 1 Month Index + 2.840% 8.165% 12/15/37 (b)(d)(e)	151,000	149,301
Class G, CME Term SOFR 1 Month Index + 3.540% 8.865% 12/15/37 (b)(d)(e)	6,423,000	6,333,091
CD Mortgage Trust Series 2017-CD3:
Class C, 4.5385% 2/10/50 (d)	1,482,000	714,707
Class D, 3.25% 2/10/50 (b)	1,340,000	460,220
CEDR Commercial Mortgage Trust floater Series 2022-SNAI Class F, CME Term SOFR 1 Month Index + 3.610% 8.9311% 2/15/39 (b)(d)(e)	3,948,000	3,277,381
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	36,435,023	32,691,018
CFCRE Commercial Mortgage Trust sequential payer Series 2016-C7 Class A2, 3.5853% 12/10/54	4,691,805	4,427,142
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3825% 11/15/36 (b)(d)(e)	10,499,000	10,380,616
Class B, CME Term SOFR 1 Month Index + 1.360% 6.6825% 11/15/36 (b)(d)(e)	2,800,000	2,699,613
Cgms Commercial Mortgage Trust sequential payer Series 2017-B1:
Class A3, 3.197% 8/15/50	3,193,235	2,975,802
Class A4, 3.458% 8/15/50	1,400,000	1,296,358
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2016-C1 Class A4, 3.209% 5/10/49	3,539,305	3,365,297
Series 2019-C7 Class A4, 3.102% 12/15/72	1,596,000	1,419,371
Series 2019-GC41 Class AAB, 2.7198% 8/10/56	9,188,000	8,609,716
Series 2020-GC46 Class AAB, 2.614% 2/15/53	5,700,000	5,303,077
Series 2015-GC27 Class A5, 3.137% 2/10/48	12,200,000	11,968,981
Series 2015-GC29 Class XA, 1.0112% 4/10/48 (d)(p)	31,495,852	243,091
Series 2015-GC33 Class XA, 0.8676% 9/10/58 (d)(p)	50,040,297	514,449
Series 2016-P4 Class D, 3.9465% 7/10/49 (b)(d)	1,707,000	1,314,390
Series 2016-P6 Class XA, 0.555% 12/10/49 (d)(p)	36,785,760	448,087
Series 2019-GC41 Class D, 3% 8/10/56 (b)	378,000	265,160
Series 2020-420K:
Class D, 3.3118% 11/10/42 (b)(d)	496,000	408,087
Class E, 3.3118% 11/10/42 (b)(d)	1,029,000	819,520
Series 2022-GC48 Class D, 2.5% 6/15/55 (b)	1,806,000	1,039,066
Series 2023-PRM3 Class D, 6.3597% 7/10/28 (b)(d)	1,195,000	1,149,048
Series 2023-SMRT Class D, 5.8524% 10/12/40 (b)(d)	2,143,000	2,063,088
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, CME Term SOFR 1 Month Index + 3.340% 8.664% 9/15/33 (b)(d)(e)	468,000	230,983
Class G, CME Term SOFR 1 Month Index + 5.350% 10.6703% 9/15/33 (b)(d)(e)(i)	544,000	213,793
sequential payer:
Series 2013-LC6 Class E, 3.5% 1/10/46 (b)	959,000	867,897
Series 2014-CR18 Class A5, 3.828% 7/15/47	4,993,505	4,960,771
Series 2012-CR1:
Class D, 5.1686% 5/15/45 (b)(d)	1,547,312	1,202,464
Class G, 2.462% 5/15/45 (b)(i)	196,935	2,959
Series 2012-LC4 Class C, 5.3735% 12/10/44 (d)	166,000	140,685
Series 2013-LC6 Class D, 3.9551% 1/10/46 (b)(d)	573,693	539,273
Series 2014-CR15 Class D, 4.1405% 2/10/47 (b)(d)	298,000	259,261
Series 2014-CR17 Class E, 4.791% 5/10/47 (b)(d)	255,000	196,649
Series 2014-CR20:
Class AM, 3.938% 11/10/47	276,000	266,997
Class C, 4.4468% 11/10/47 (d)	1,128,000	1,062,582
Class XA, 0.9224% 11/10/47 (d)(p)	57,402,222	99,231
Series 2014-LC17 Class XA, 0.645% 10/10/47 (d)(p)	35,459,070	44,863
Series 2014-UBS2 Class D, 4.9312% 3/10/47 (b)(d)	994,000	825,020
Series 2014-UBS6 Class XA, 0.8226% 12/10/47 (d)(p)	66,287,370	171,797
Series 2015-3BP Class F, 3.2384% 2/10/35 (b)(d)	1,538,000	1,317,707
Series 2015-LC19:
Class B, 3.829% 2/10/48	177,000	165,496
Class D, 2.867% 2/10/48 (b)	2,184,000	1,882,637
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)	312,000	208,734
Series 2019-CD4 Class C, 4.3497% 5/10/50 (d)	1,316,000	1,005,538
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (b)	368,000	276,845
Commercial Mortgage Trust Series 2016-CD2:
Class C, 3.9777% 11/10/49 (d)	619,000	506,766
Class D, 2.7277% 11/10/49 (d)(i)	546,000	286,617
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class E, 4.535% 8/15/45 (b)(d)	502,862	488,535
Class F, 4.25% 8/15/45 (b)	2,033,000	1,646,732
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)	522,000	247,951
CPT Mortgage Trust sequential payer Series 2019-CPT:
Class E, 2.9968% 11/13/39 (b)(d)	1,254,000	807,309
Class F, 2.9968% 11/13/39 (b)(d)	1,196,000	699,887
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, CME Term SOFR 1 Month Index + 4.330% 9.649% 6/15/34 (b)(e)(i)	1,135,200	503,934
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, CME Term SOFR 1 Month Index + 1.020% 6.345% 5/15/36 (b)(d)(e)	5,586,102	5,586,148
Class B, CME Term SOFR 1 Month Index + 1.270% 6.595% 5/15/36 (b)(d)(e)	15,805,677	15,803,153
Class C, CME Term SOFR 1 Month Index + 1.470% 6.795% 5/15/36 (b)(d)(e)	3,081,334	3,081,227
Class F, CME Term SOFR 1 Month Index + 2.690% 8.015% 5/15/36 (b)(d)(e)	691,280	688,568
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	7,285,780	6,747,065
Series 2021-BRIT Class A, CME Term SOFR 1 Month Index + 3.570% 8.8917% 5/15/26 (b)(d)(e)	1,454,118	1,325,166
CSAIL 2018-CX12 Commercial Mortgage Trust sequential payer Series 2018-CX12 Class A3, 3.9585% 8/15/51	3,580,000	3,376,499
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4151% 6/15/50 (b)(d)	1,278,000	946,179
Series 2018-CX11 Class C, 4.8221% 4/15/51 (d)	495,000	438,191
Series 2019-C16 Class C, 4.2371% 6/15/52 (d)	1,113,000	927,796
Series 2019-C18 Class A/S, 3.3214% 12/15/52	849,706	730,752
CSMC Series 2019-UVIL Class E, 3.2833% 12/15/41 (b)(d)	3,429,000	2,667,161
DBGS Mortgage Trust:
Series 2018-C1 Class C, 4.648% 10/15/51 (d)	355,000	298,283
Series 2019-1735 Class F, 4.1946% 4/10/37 (b)(d)	1,188,000	650,680
DBJPM Mortgage Trust Series 2020-C9:
Class AM, 2.34% 8/15/53	639,000	513,036
Class D, 2.25% 9/15/53 (b)	377,000	231,383
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.3897% 8/10/44 (b)(d)	693,645	620,129
DC Office Trust Series 2019-MTC Class E, 3.072% 9/15/45 (b)(d)	449,000	243,337
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.4793% 8/10/49 (d)	382,000	286,803
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2:
Class A, 6.038% 1/15/41 (b)(d)	5,523,000	5,440,160
Class C, 6.6891% 1/15/41 (b)(d)	621,000	592,417
Class D, 6.9552% 1/15/41 (b)(d)	3,828,000	3,619,123
Class E, 5.9685% 1/15/41 (b)(d)	810,000	705,496
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1335% 11/15/38 (b)(d)(e)	57,379,212	56,805,420
Class F, CME Term SOFR 1 Month Index + 2.780% 8.0995% 11/15/38 (b)(d)(e)	4,359,925	4,299,976
Class G, CME Term SOFR 1 Month Index + 3.230% 8.5485% 11/15/38 (b)(d)(e)	1,967,710	1,895,357
Class J, CME Term SOFR 1 Month Index + 3.720% 9.0474% 11/15/38 (b)(d)(e)	3,724,665	3,561,928
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5125% 7/15/38 (b)(d)(e)	15,693,381	15,673,791
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8125% 7/15/38 (b)(d)(e)	18,631,599	18,602,487
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1325% 7/15/38 (b)(d)(e)	5,590,853	5,582,117
Class D, CME Term SOFR 1 Month Index + 2.360% 7.6825% 7/15/38 (b)(d)(e)	11,295,207	11,277,456
Class F, CME Term SOFR 1 Month Index + 3.810% 9.1325% 7/15/38 (b)(d)(e)	6,463,165	6,451,052
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	14,351,189	14,086,793
Series 2015-K049 Class A2, 3.01% 7/25/25	2,147,000	2,087,775
Series 2016-K055 Class A2, 2.673% 3/25/26	27,600,000	26,423,495
Series 2019-K735 Class A2, 2.862% 5/25/26	2,931,550	2,813,276
Series 2019-K736 Class A2, 2.282% 7/25/26	15,000,000	14,193,266
Series 2020-K106 Class A2, 2.069% 1/25/30	8,000,000	6,918,758
Series 2020-K117 Class A2, 1.406% 8/25/30	4,100,000	3,350,061
Series 2021-K126 Class A2, 2.074% 1/25/31	21,300,000	18,018,258
Series 2021-K127 Class A2, 2.108% 1/25/31	8,300,000	7,028,116
Series 2022-K750 Class A2, 3% 9/25/29	9,500,000	8,743,416
Series 2023-160 Class A1, 4.68% 10/25/32	7,184,782	7,091,691
Series 2023-K751 Class A2, 4.412% 3/25/30	4,614,000	4,527,747
Series 2023-K754 Class A2, 4.94% 11/25/30	13,300,000	13,403,349
Series K058 Class A2, 2.653% 8/25/26	4,839,000	4,597,463
Series 2017-K068 Class A2, 3.244% 8/25/27	15,947,000	15,213,405
Series 2021-K123 Class A2, 1.621% 12/25/30	1,587,333	1,304,762
Series 2022 K748 Class A2, 2.26% 1/25/29	27,676,000	24,709,722
FS Commercial Mortgage Trust Series 2023-4SZN:
Class C, 8.1209% 11/10/39 (b)(d)	2,396,000	2,482,717
Class D, 9.0801% 11/10/39 (b)(d)	555,000	573,811
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.3825% 9/15/31 (b)(d)(e)	14,690,958	14,623,043
Series 2018-HART Class A, CME Term SOFR 1 Month Index + 1.140% 6.463% 10/15/31 (b)(d)(e)	993,358	968,524
Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3825% 10/15/36 (b)(d)(e)	18,953,000	18,680,988
Class B, CME Term SOFR 1 Month Index + 1.260% 6.5825% 10/15/36 (b)(d)(e)	2,930,000	2,845,763
Class C, CME Term SOFR 1 Month Index + 1.660% 6.9825% 10/15/36 (b)(d)(e)	2,414,000	2,317,472
sequential payer:
Series 2015-GC34 Class A3, 3.244% 10/10/48	1,157,715	1,118,505
Series 2017-GS6 Class A2, 3.164% 5/10/50	1,809,917	1,695,935
Series 2018-GS9 Class A4, 3.992% 3/10/51	2,900,000	2,693,254
Series 2019-GSA1 Class A4, 3.0479% 11/10/52	2,087,000	1,866,368
Series 2020-GC45 Class A5, 2.9106% 2/13/53	2,023,000	1,779,681
Series 2023-SHIP:
Class D, 6.0706% 9/10/38 (b)(d)	1,752,000	1,712,564
Class E, 7.4336% 9/10/38 (b)(d)	3,065,000	2,991,508
Series 2010-C1:
Class B, 5.148% 8/10/43 (b)	49,894	49,650
Class X, 0.4452% 8/10/43 (b)(d)(p)	389,054	499
Series 2011-GC5:
Class C, 5.1526% 8/10/44 (b)(d)	908,923	676,450
Class D, 5.1526% 8/10/44 (b)(d)	623,936	226,231
Class E, 5.1526% 8/10/44 (b)(d)	773,957	86,477
Class F, 4.5% 8/10/44 (b)(i)	1,339,218	4,018
Series 2012-GCJ9:
Class D, 4.7543% 11/10/45 (b)(d)	1,572,836	1,434,303
Class E, 4.7543% 11/10/45 (b)(d)(i)	896,000	747,802
Series 2013-GC10 Class D, 4.5366% 2/10/46 (b)(d)	586,000	520,648
Series 2014-GC20 Class XA, 0.8435% 4/10/47 (d)(p)	17,234,926	734
Series 2015-GC34 Class XA, 1.1931% 10/10/48 (d)(p)	15,196,720	220,234
Series 2016-GS2 Class D, 2.753% 5/10/49 (b)	703,000	598,013
Series 2016-GS4 Class C, 3.9517% 11/10/49 (d)	464,000	381,575
Series 2018-GS9 Class D, 3% 3/10/51 (b)	835,000	603,550
Series 2019-GC38 Class D, 3% 2/10/52 (b)	446,000	330,595
Series 2019-GC39 Class D, 3% 5/10/52 (b)	1,176,000	686,139
Series 2019-GC42:
Class C, 3.6917% 9/10/52 (d)	620,000	503,430
Class D, 2.8% 9/10/52 (b)	408,000	267,601
Series 2019-GS5 Class C, 4.299% 3/10/50 (d)	1,155,000	794,766
Series 2020-GC45:
Class D, 2.85% 2/13/53 (b)	952,000	640,013
Class SWD, 3.2185% 12/13/39 (b)(d)	735,000	550,248
Series 2020-GC47 Class D, 3.4535% 5/12/53 (b)(d)	336,000	221,400
Hilton U.S.A. Trust Series 2016-HHV:
Class E, 4.1935% 11/5/38 (b)(d)	5,051,000	4,665,756
Class F, 4.1935% 11/5/38 (b)(d)	4,480,000	4,083,229
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (b)	558,431	500,269
Class F, 4.101% 9/17/39 (b)	90,853	80,278
Hudson Yards Mortgage Trust Series 2019-30HY Class E, 3.4431% 7/10/39 (b)(d)	861,000	687,491
IMT Trust Series 2017-APTS Class CFX, 3.4966% 6/15/34 (b)(d)	2,028,500	1,999,311
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)	1,064,000	986,823
Intown Mortgage Trust:
floater Series 2022-STAY Class E, CME Term SOFR 1 Month Index + 5.030% 10.3494% 8/15/39 (b)(d)(e)	1,087,000	1,091,076
floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8066% 8/15/39 (b)(d)(e)	27,660,000	27,806,944
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2022-NXSS Class D, CME Term SOFR 1 Month Index + 4.120% 9.4466% 9/15/39 (b)(d)(e)	1,653,000	1,657,641
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C23 Class A5, 3.9342% 9/15/47	6,821,000	6,743,745
Series 2014-C19 Class XA, 5.9231% 4/15/47 (d)(p)	1,835,929	458
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)	194,000	183,402
Series 2014-C26 Class D, 3.8768% 1/15/48 (b)(d)	3,811,000	3,262,156
Series 2015-C30 Class XA, 0.4194% 7/15/48 (d)(p)	36,838,434	166,152
Series 2015-C32 Class C, 4.6665% 11/15/48 (d)	1,942,000	1,119,065
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.3828% 12/15/49 (b)(d)	1,251,000	865,964
JPMDB Commercial Mortgage Securities Trust:
sequential payer Series 2016-C4 Class A2, 2.8822% 12/15/49	3,040,167	2,865,140
Series 2016-C4:
Class C, 3.0423% 12/15/49 (d)	603,000	436,437
Class D, 3.0423% 12/15/49 (b)(d)	1,242,000	843,849
Series 2018-C8 Class D, 3.2637% 6/15/51 (b)(d)	406,000	273,867
Series 2019-COR6 Class D, 2.5% 11/13/52 (b)	567,000	333,717
Series 2020-COR7 Class D, 1.75% 5/13/53 (b)(i)	714,000	303,040
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2019-OSB:
Class A, 3.3973% 6/5/39 (b)	1,569,000	1,401,658
Class D, 3.7828% 6/5/39 (b)(d)	876,000	750,312
Series 2011-C3:
Class E, 5.5255% 2/15/46 (b)(d)(i)	1,156,000	491,322
Class G, 4.409% 2/15/46 (b)(d)	368,000	42,684
Class H, 4.409% 2/15/46 (b)(d)(i)	828,000	57,244
Class J, 4.409% 2/15/46 (b)(d)(i)	106,000	322
Series 2012-CBX:
Class E, 4.6896% 6/15/45 (b)(d)	1,481,553	1,303,291
Class F, 4% 6/15/45 (b)(i)	1,124,000	895,453
Class G 4% 6/15/45 (b)(i)	1,233,000	834,330
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (d)	1,025,000	722,933
Class D, 4.2033% 4/15/46 (d)	1,638,000	737,219
Class F, 3.25% 4/15/46 (b)(d)(i)	1,851,000	118,649
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (b)(d)(i)	945,000	2,367
Class E, 3.8046% 6/10/27 (b)(d)(i)	1,519,000	3,705
Series 2018-AON Class F, 4.6132% 7/5/31 (b)(d)	743,000	156,244
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	8,593,000	7,765,924
Class CFX, 4.9498% 7/5/33 (b)	2,322,000	1,840,573
Class DFX, 5.3503% 7/5/33 (b)	4,241,000	3,145,591
Class EFX, 5.3635% 7/5/33 (b)(d)	4,886,000	3,333,361
Class XAFX, 1.116% 7/5/33 (b)(d)(p)	35,039,000	866,171
Series 2019-OSB Class E, 3.7828% 6/5/39 (b)(d)	1,690,000	1,423,336
Series 2020-NNN:
Class EFX, 3.972% 1/16/37 (b)	723,000	332,580
Class FFX, 4.6254% 1/16/37 (b)	1,145,000	406,475
Class GFX, 4.8445% 1/16/37 (b)(d)	441,000	110,250
KNDR Trust floater Series 2021-KIND Class F, CME Term SOFR 1 Month Index + 4.060% 9.3845% 8/15/38 (b)(d)(e)	1,968,832	1,827,603
Ksl Commercial Mtg Trust 2023-Ht floater Series 2023-HT Class C, CME Term SOFR 1 Month Index + 3.430% 8.7562% 12/15/36 (b)(d)(e)	1,597,000	1,602,992
LCCM Mortgage Loan Trust sequential payer Series 2017-LC26 Class A3, 3.289% 7/12/50 (b)	2,924,026	2,763,196
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6129% 5/15/39 (b)(d)(e)	41,422,000	41,059,558
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1116% 5/15/39 (b)(d)(e)	24,765,000	24,486,394
Class C, CME Term SOFR 1 Month Index + 2.090% 7.4108% 5/15/39 (b)(d)(e)	13,877,000	13,703,538
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8596% 5/15/39 (b)(d)(e)	12,332,000	11,769,353
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 3/15/38 (b)(d)(e)	23,384,860	23,129,088
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3125% 3/15/38 (b)(d)(e)	6,599,662	6,500,667
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5325% 3/15/38 (b)(d)(e)	4,152,066	4,079,405
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8325% 3/15/38 (b)(d)(e)	5,774,950	5,673,888
Class E, CME Term SOFR 1 Month Index + 1.860% 7.1825% 3/15/38 (b)(d)(e)	5,045,586	4,919,446
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/40 (b)(d)	819,000	335,790
MED Trust floater Series 2021-MDLN:
Class F, CME Term SOFR 1 Month Index + 4.110% 9.4325% 11/15/38 (b)(d)(e)	1,911,825	1,895,100
Class G, CME Term SOFR 1 Month Index + 5.360% 10.6825% 11/15/38 (b)(d)(e)	4,500,402	4,432,896
Merit floater Series 2021-STOR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 7/15/38 (b)(d)(e)	3,100,000	3,072,875
Class E, CME Term SOFR 1 Month Index + 1.860% 7.1825% 7/15/38 (b)(d)(e)	560,000	550,900
Class F, CME Term SOFR 1 Month Index + 2.310% 7.6325% 7/15/38 (b)(d)(e)	5,039,000	4,938,220
Class G, CME Term SOFR 1 Month Index + 2.860% 8.1825% 7/15/38 (b)(d)(e)	1,378,000	1,343,550
Class J, CME Term SOFR 1 Month Index + 4.060% 9.3825% 7/15/38 (b)(d)(e)	1,281,000	1,251,193
MFT Trust Series 2020-B6 Class C, 3.2828% 8/10/40 (b)(d)(i)	707,000	394,722
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, CME Term SOFR 1 Month Index + 2.710% 8.0334% 4/15/38 (b)(d)(e)	2,031,759	2,006,362
Class G, CME Term SOFR 1 Month Index + 3.310% 8.6334% 4/15/38 (b)(d)(e)	4,040,869	3,980,255
MHP Commercial Mortgage Trust floater Series 2022-MHIL:
Class F, CME Term SOFR 1 Month Index + 3.250% 8.5768% 1/15/27 (b)(d)(e)	346,413	337,062
Class G, CME Term SOFR 1 Month Index + 3.950% 9.2751% 1/15/27 (b)(d)(e)	1,033,770	1,002,187
Mira Trust 2023-Mile sequential payer Series 2023-MILE Class B, 7.2026% 6/10/38 (b)	867,000	877,045
MOFT Trust Series 2020-ABC:
Class D, 3.4767% 2/10/42 (b)(d)	475,000	199,369
Class E, 3.4767% 2/10/42 (b)(d)	349,000	120,125
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31	698,000	413,106
Series 2012-C6 Class D, 4.5295% 11/15/45 (b)(d)	1,469,000	1,189,896
Series 2012-C6, Class F, 4.5295% 11/15/45 (b)(d)(i)	693,000	242,553
Series 2013-C12 Class D, 6.0566% 10/15/46 (b)(d)	1,299,000	1,086,992
Series 2013-C13 Class E, 5.0563% 11/15/46 (b)(d)	633,660	571,450
Series 2013-C7 Class C, 4.074% 2/15/46 (d)	63,781	60,847
Series 2013-C9:
Class C, 3.7278% 5/15/46 (d)	920,000	805,000
Class D, 3.8158% 5/15/46 (b)(d)	1,700,000	1,435,650
Class E, 3.8158% 5/15/46 (b)(d)(i)	722,000	480,130
Series 2014-C17 Class XA, 0.871% 8/15/47 (d)(p)	41,572,147	7,350
Series 2015-C25 Class XA, 1.0274% 10/15/48 (d)(p)	24,280,470	238,029
Series 2016-C30 Class C, 4.0414% 9/15/49 (d)	266,000	206,470
Series 2016-C31 Class C, 4.2584% 11/15/49 (d)	603,000	504,996
Series 2016-C32 Class C, 4.27% 12/15/49 (d)(i)	415,000	362,528
Series 2017-C33 Class D, 3.356% 5/15/50 (b)	947,000	737,423
Morgan Stanley Capital I Trust:
sequential payer:
Series 2017-HR2 Class A4, 3.587% 12/15/50	3,580,000	3,359,485
Series 2018-L1 Class A3, 4.139% 10/15/51	5,038,740	4,819,814
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	32,166,000	30,203,613
Series 2021-L5 Class A4, 2.728% 5/15/54	3,345,000	2,851,932
Series 2011-C2:
Class D, 5.2113% 6/15/44 (b)(d)	914,477	849,092
Class F, 5.2113% 6/15/44 (b)(d)(i)	748,000	312,500
Class XB, 0.4601% 6/15/44 (b)(d)(p)	2,511,208	8,702
Series 2011-C3:
Class E, 4.9437% 7/15/49 (b)(d)	409,117	396,830
Class F, 4.9437% 7/15/49 (b)(d)	332,000	297,226
Class G, 4.9437% 7/15/49 (b)(d)	1,123,200	962,220
Series 2012-C4 Class D, 5.1638% 3/15/45 (b)(d)	166,237	155,640
Series 2014-150E:
Class C, 4.295% 9/9/32 (b)(d)	418,000	240,843
Class F, 4.295% 9/9/32 (b)(d)	734,000	301,806
Series 2015-MS1:
Class B, 4.023% 5/15/48 (d)	467,000	433,386
Class C, 4.023% 5/15/48 (d)	779,000	657,681
Class D, 4.023% 5/15/48 (b)(d)	1,371,000	886,126
Series 2016-BNK2:
Class C, 3% 11/15/49 (b)	1,456,000	690,901
Class D, 3.8821% 11/15/49 (d)	603,000	448,128
Series 2017-H1:
Class A/S, 3.773% 6/15/50	1,125,000	1,038,465
Class C, 4.281% 6/15/50	1,985,000	1,756,672
Class D, 2.546% 6/15/50 (b)	3,406,000	2,572,518
Series 2017-HR2 Class D, 2.73% 12/15/50	1,274,000	1,001,509
Series 2018-H4 Class A4, 4.31% 12/15/51	7,706,000	7,366,453
Series 2018-MP Class E, 4.276% 7/11/40 (b)(d)	1,711,000	1,115,630
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(d)	4,445,000	4,058,788
Class C, 3.1771% 11/10/36 (b)(d)	4,265,000	3,801,849
Series 2020-CNP Class D, 2.4276% 4/5/42 (b)(d)	462,000	296,967
Series 2020-HR8 Class D, 2.5% 7/15/53 (b)	756,000	483,843
Series 2020-L4, Class C, 3.536% 2/15/53	205,000	153,235
Series 2021-L6 Class XA, 1.2063% 6/15/54 (d)(p)	26,487,831	1,416,688
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (b)(d)	311,000	254,123
MSWF Commercial Mortgage Trust sequential payer:
Series 2023-1:
Class A5, 5.752% 5/15/56	1,625,000	1,688,667
Class C, 6.6828% 5/15/56 (d)	1,083,000	1,057,725
Series 2023-2:
Class B, 6.8762% 12/15/56 (d)	1,126,000	1,198,730
Class C, 7.0182% 12/15/56 (d)	878,000	899,375
Class D, 4% 12/15/56 (b)	369,000	256,445
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1 Class WAN2, CME Term SOFR 1 Month Index + 3.790% 9.1146% 6/15/35 (b)(d)(e)(i)	128,000	6,400
Series 2018-285M Class F, 3.7904% 11/15/32 (b)(d)(i)	307,000	156,579
Series 2019-10K:
Class E, 4.1346% 5/15/39 (b)(d)	1,321,000	1,067,955
Class F, 4.1346% 5/15/39 (b)(d)	1,374,000	1,046,762
Series 2020-2PAC:
Class AMZ2, 3.5% 1/15/37 (b)(d)(i)	735,000	559,041
Class AMZ3, 3.5% 1/15/37 (b)(d)(i)	336,000	224,897
NYT Mortgage Trust floater Series 2019-NYT Class F, CME Term SOFR 1 Month Index + 3.290% 8.615% 12/15/35 (b)(d)(e)(i)	1,385,000	764,457
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.4067% 10/15/28 (b)(d)(e)	15,494,470	15,552,574
Class B, CME Term SOFR 1 Month Index + 3.830% 9.1556% 10/15/28 (b)(d)(e)	9,336,105	9,376,641
Class C, CME Term SOFR 1 Month Index + 5.230% 10.5536% 10/15/28 (b)(d)(e)	1,256,360	1,260,286
Class D, CME Term SOFR 1 Month Index + 6.680% 12.0014% 10/15/28 (b)(d)(e)	3,945,143	3,957,471
Class E, CME Term SOFR 1 Month Index + 9.420% 14.7471% 10/15/28 (b)(d)(e)	1,675,466	1,689,981
OPG Trust floater Series 2021-PORT:
Class G, CME Term SOFR 1 Month Index + 2.510% 7.8305% 10/15/36 (b)(d)(e)	610,293	588,933
Class J, CME Term SOFR 1 Month Index + 3.460% 8.7785% 10/15/36 (b)(d)(e)	646,503	619,430
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class F, CME Term SOFR 1 Month Index + 3.460% 8.7825% 7/15/38 (b)(d)(e)	986,000	692,554
Class NR, CME Term SOFR 1 Month Index + 6.110% 11.4325% 7/15/38 (b)(d)(e)(i)	280,000	174,684
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/26/70 (b)	3,045,000	2,346,782
Prima Capital Ltd. floater Series 2021-9A:
Class B, CME Term SOFR 1 Month Index + 1.910% 7.2343% 12/15/37 (b)(d)(e)	762,131	746,153
Class C, CME Term SOFR 1 Month Index + 2.460% 7.7993% 12/15/37 (b)(d)(e)	3,150,000	3,057,597
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	732,957	746,603
SG Commercial Mortgage Securities Trust:
Series 2019-PREZ Class F, 3.4771% 9/15/39 (b)(d)	1,360,000	1,029,439
Series 2020-COVE:
Class F, 3.7276% 3/15/37 (b)(d)	2,364,000	2,067,749
Class G, 3.7276% 3/15/37 (b)(d)	860,000	745,198
SMRT Commercial Mortgage Trust floater Series 2022-MINI:
Class E, CME Term SOFR 1 Month Index + 2.700% 8.018% 1/15/39 (b)(d)(e)	2,039,000	1,967,635
Class F, CME Term SOFR 1 Month Index + 3.350% 8.668% 1/15/39 (b)(d)(e)	800,000	740,678
SOHO Trust Series 2021-SOHO Class D, 2.7865% 8/10/38 (b)(d)(i)	1,113,000	615,669
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3176% 2/15/39 (b)(d)(e)	7,618,000	7,332,365
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9676% 2/15/39 (b)(d)(e)	3,962,000	3,763,925
SREIT Trust floater:
Series 2021-FLWR:
Class A, CME Term SOFR 1 Month Index + 0.690% 6.009% 7/15/36 (b)(d)(e)	4,344,000	4,292,415
Class E, CME Term SOFR 1 Month Index + 2.030% 7.3565% 7/15/36 (b)(d)(e)	653,000	639,940
Series 2021-IND Class G, CME Term SOFR 1 Month Index + 3.380% 8.6983% 10/15/38 (b)(d)(e)	1,487,000	1,388,071
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1629% 11/15/38 (b)(d)(e)	32,154,421	32,008,883
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5119% 11/15/38 (b)(d)(e)	16,326,951	16,163,729
Class C, CME Term SOFR 1 Month Index + 1.440% 6.7611% 11/15/38 (b)(d)(e)	10,139,876	10,025,803
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0103% 11/15/38 (b)(d)(e)	6,663,593	6,576,134
Class E, CME Term SOFR 1 Month Index + 2.140% 7.4589% 11/15/38 (b)(d)(e)	2,190,259	2,158,774
Class F, CME Term SOFR 1 Month Index + 2.730% 8.057% 11/15/38 (b)(d)(e)	2,324,220	2,233,676
Class G, CME Term SOFR 1 Month Index + 3.080% 8.4059% 11/15/38 (b)(d)(e)	4,122,165	3,964,096
Series 2021-MFP2:
Class G, CME Term SOFR 1 Month Index + 3.080% 8.4% 11/15/36 (b)(d)(e)	1,090,000	1,049,191
Class J, CME Term SOFR 1 Month Index + 4.020% 9.348% 11/15/36 (b)(d)(e)	3,205,000	3,109,431
Series 2021-PALM Class G, CME Term SOFR 1 Month Index + 3.730% 9.0486% 10/15/34 (b)(d)(e)	798,000	779,228
STWD Trust floater sequential payer Series 2021-LIH:
Class E, CME Term SOFR 1 Month Index + 3.010% 8.335% 11/15/36 (b)(d)(e)	2,268,000	2,191,368
Class F, CME Term SOFR 1 Month Index + 3.660% 8.983% 11/15/36 (b)(d)(e)	1,567,000	1,497,333
Class G, CME Term SOFR 1 Month Index + 4.310% 9.632% 11/15/36 (b)(d)(e)	525,000	499,496
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.8925% 2/12/41 (b)(d)	185,000	114,581
TPGI Trust floater Series 2021-DGWD:
Class E, CME Term SOFR 1 Month Index + 2.460% 7.7845% 6/15/26 (b)(d)(e)	2,808,800	2,798,267
Class F, CME Term SOFR 1 Month Index + 3.110% 8.4345% 6/15/26 (b)(d)(e)	984,800	981,723
Class G, CME Term SOFR 1 Month Index + 3.960% 9.2845% 6/15/26 (b)(d)(e)	367,200	366,080
Tricon Residential Trust Series 2022-SFR2 Class E, 7.507% 7/17/40 (b)	2,499,000	2,537,175
UBS Commercial Mortgage Trust:
sequential payer Series 2018-C9 Class A4, 4.117% 3/15/51	2,000,000	1,865,153
Series 2012-C1:
Class E, 5% 5/10/45 (b)(d)(i)	446,067	396,442
Class F, 5% 5/10/45 (b)(d)(i)	762,700	91,524
Series 2017-C7 Class XA, 0.9871% 12/15/50 (d)(p)	42,920,441	1,284,501
Series 2018-C8 Class C, 4.6841% 2/15/51 (d)	336,000	296,430
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (b)(d)	746,000	604,832
Series 2012-WRM:
Class C, 4.238% 6/10/30 (b)(d)	110,000	94,496
Class E, 4.238% 6/10/30 (b)(d)(i)	849,000	611,117
VASA Trust:
floater Series 2021-VASA Class G, CME Term SOFR 1 Month Index + 5.110% 10.4325% 7/15/39 (b)(d)(e)	315,000	144,036
floater sequential payer Series 2021-VASA:
Class B, CME Term SOFR 1 Month Index + 1.360% 6.6825% 7/15/39 (b)(d)(e)	1,019,000	835,738
Class F, CME Term SOFR 1 Month Index + 4.010% 9.3325% 7/15/39 (b)(d)(e)	1,383,000	757,548
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	25,554,000	20,579,109
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	1,600,000	1,282,532
Class X, 0.4294% 10/10/42 (b)(d)(p)	35,000,000	809,151
VMC Finance Ltd. floater Series 2021-HT1 Class B, CME Term SOFR 1 Month Index + 4.610% 9.9343% 1/18/37 (b)(d)(e)	4,431,000	4,295,163
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6325% 5/15/31 (b)(d)(e)	17,572,000	17,220,781
Series 2021-SAVE:
Class D, CME Term SOFR 1 Month Index + 2.610% 7.9325% 2/15/40 (b)(d)(e)	310,400	302,058
Class E, CME Term SOFR 1 Month Index + 3.760% 9.0825% 2/15/40 (b)(d)(e)	220,800	213,623
sequential payer:
Series 2020-C57 Class D, 2.5% 8/15/53 (b)	1,034,000	730,783
Series 2020-C58 Class A4, 2.092% 7/15/53	2,055,000	1,688,074
Series 2021-C60 Class A4, 2.342% 8/15/54	2,113,000	1,746,005
Series 2021-C61:
Class A4, 2.658% 11/15/54	1,095,000	917,433
Class ASB, 2.525% 11/15/54	1,500,000	1,342,778
Series 2015-C31 Class XA, 0.9486% 11/15/48 (d)(p)	19,820,848	228,277
Series 2015-NXS4 Class D, 3.6846% 12/15/48 (d)	861,000	781,586
Series 2016-BNK1:
Class C, 3.071% 8/15/49	446,000	256,885
Class D, 3% 8/15/49 (b)	487,000	199,275
Series 2016-C34 Class XA, 2.0592% 6/15/49 (d)(p)	16,317,332	435,607
Series 2016-LC25 Class C, 4.3326% 12/15/59 (d)	575,000	517,711
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)	1,337,000	1,061,378
Series 2018-C43 Class C, 4.514% 3/15/51	401,000	356,088
Series 2018-C44 Class D, 3% 5/15/51 (b)	2,676,000	1,873,242
Series 2018-C46 Class XA, 0.9198% 8/15/51 (d)(p)	42,200,665	933,977
Series 2018-C48 Class A5, 4.302% 1/15/52	6,748,000	6,474,785
Series 2019-AA Class D, 3.514% 10/15/52	1,142,000	1,010,727
Series 2019-C49 Class C, 4.866% 3/15/52 (d)	2,887,000	2,634,341
Series 2021-C60 Class D, 2.5% 8/15/54 (b)	880,000	585,706
Wells Fargo Commercial Mtg Trust 2019-C sequential payer Series 2019-C51 Class ASB, 3.16% 6/15/52	2,482,000	2,347,921
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class ASB, 2.651% 2/15/53	4,000,000	3,722,717
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (d)(i)	372,000	3,422
Series 2011-C3 Class D, 5.8545% 3/15/44 (b)(d)	439,833	122,441
Series 2011-C4:
Class D, 4.9786% 6/15/44 (b)(d)	474,000	398,604
Class E, 4.9786% 6/15/44 (b)(d)	335,432	261,637
Series 2013-C11:
Class D, 4.06% 3/15/45 (b)(d)	801,251	641,276
Class E, 4.06% 3/15/45 (b)(d)	1,774,872	1,065,252
Series 2013-C13 Class D, 4.0289% 5/15/45 (b)(d)	555,153	475,277
Series 2013-C16 Class D, 4.6501% 9/15/46 (b)(d)	129,503	116,555
Series 2014-C21 Class XA, 0.9762% 8/15/47 (d)(p)	40,475,432	70,006
Series 2014-C24 Class XA, 0.8328% 11/15/47 (d)(p)	17,278,623	32,677
WFCM:
Series 2022-C62:
Class C, 4.4961% 4/15/55 (d)	1,923,000	1,509,720
Class D, 2.5% 4/15/55 (b)	1,365,000	791,592
Series 2022-C62, Class A4, 4% 4/15/55	1,461,000	1,341,931
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.5955% 11/10/36 (b)(d)	348,000	32,714
Class F, 3.5955% 11/10/36 (b)(d)	1,960,000	116,410
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (b)(d)(i)	528,000	397,740
Class PR2, 3.516% 6/5/35 (b)(d)(i)	1,378,000	997,122
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,078,361,973)		2,007,485,774

Foreign Government and Government Agency Obligations - 1.2%
		Principal Amount (a)	Value ($)
Abu Dhabi National Energy Co. PJSC 4.375% 1/24/29 (b)		880,000	857,393
Angola Republic:
8.25% 5/9/28 (b)		1,370,000	1,261,729
8.75% 4/14/32 (b)		795,000	698,487
9.375% 5/8/48 (b)		1,010,000	826,988
9.5% 11/12/25 (b)		2,245,000	2,242,845
Arab Republic of Egypt:
7.0529% 1/15/32 (b)		45,000	37,251
7.5% 1/31/27 (b)		2,427,000	2,315,479
7.5% 2/16/61 (b)		1,925,000	1,365,249
7.6003% 3/1/29 (b)		1,065,000	965,295
7.903% 2/21/48 (b)		1,141,000	856,252
8.5% 1/31/47 (b)		1,586,000	1,229,483
8.7002% 3/1/49 (b)		1,420,000	1,119,400
Argentine Republic:
0.75% 7/9/30 (g)		16,860,686	7,776,148
1% 7/9/29		1,948,999	902,630
3.5% 7/9/41 (g)		3,050,000	1,091,900
3.625% 7/9/35 (g)		9,948,323	3,693,315
4.25% 1/9/38 (g)		5,332,281	2,226,227
Bahamian Republic 6% 11/21/28 (b)		835,000	736,754
Bahrain Kingdom:
5.625% 5/18/34 (b)		490,000	435,576
7.5% 2/12/36 (b)		580,000	588,572
Bank Gospodarstwa Krajowego:
5.375% 5/22/33 (b)		530,000	523,872
6.25% 10/31/28 (b)		500,000	519,210
Barbados Government 6.5% 10/1/29 (b)		1,530,000	1,451,014
Bermuda Government:
2.375% 8/20/30 (b)		185,000	155,052
3.375% 8/20/50 (b)		430,000	287,159
3.717% 1/25/27 (b)		1,720,000	1,643,408
4.75% 2/15/29 (b)		965,000	934,482
5% 7/15/32 (b)		490,000	471,767
Brazilian Federative Republic:
3.875% 6/12/30		2,310,000	2,069,668
6% 10/20/33		950,000	941,764
7.125% 1/20/37		1,550,000	1,653,633
7.125% 5/13/54		985,000	984,754
8.25% 1/20/34		2,809,000	3,219,816
Chilean Republic:
2.45% 1/31/31		3,505,000	2,981,528
2.75% 1/31/27		790,000	740,325
3.1% 1/22/61		2,425,000	1,520,669
3.5% 1/31/34		520,000	452,785
4% 1/31/52		455,000	357,330
4.34% 3/7/42		665,000	575,664
5.33% 1/5/54		1,440,000	1,376,122
Colombian Republic:
3% 1/30/30		2,720,000	2,231,542
3.125% 4/15/31		1,455,000	1,151,560
3.25% 4/22/32		745,000	575,110
4.125% 5/15/51		600,000	367,878
5% 6/15/45		3,110,000	2,235,002
5.2% 5/15/49		1,660,000	1,205,475
6.125% 1/18/41		105,000	89,453
7.375% 9/18/37		380,000	372,955
7.5% 2/2/34		630,000	637,314
8% 4/20/33		1,040,000	1,088,646
8% 11/14/35		905,000	940,929
8.75% 11/14/53		855,000	915,508
Costa Rican Republic:
5.625% 4/30/43 (b)		680,000	611,660
6.125% 2/19/31 (b)		430,000	436,235
6.55% 4/3/34 (b)		1,015,000	1,047,318
7% 4/4/44 (b)		350,000	358,838
7.3% 11/13/54 (b)		895,000	943,983
Democratic Socialist Republic of Sri Lanka:
6.2% (b)(c)		635,000	341,236
6.825% (b)(c)		795,000	440,152
7.55% (b)(c)		615,000	327,881
7.85% (b)(c)		1,345,000	717,167
Dominican Republic:
4.5% 1/30/30 (b)		1,355,000	1,230,625
4.875% 9/23/32 (b)		2,060,000	1,834,389
5.875% 1/30/60 (b)		1,035,000	874,171
5.95% 1/25/27 (b)		1,181,000	1,178,508
6% 7/19/28 (b)		1,011,000	1,008,220
6.4% 6/5/49 (b)		425,000	396,977
6.5% 2/15/48 (b)		635,000	602,107
6.85% 1/27/45 (b)		1,143,000	1,122,426
6.875% 1/29/26 (b)		2,522,000	2,548,796
7.05% 2/3/31 (b)		1,020,000	1,049,580
7.45% 4/30/44 (b)		794,000	829,730
Ecopetrol SA 8.375% 1/19/36		870,000	871,740
Ecuador Republic:
3.5% 7/31/35 (b)(g)		1,850,000	882,219
6% 7/31/30 (b)(g)		3,100,000	1,894,255
El Salvador Republic:
6.375% 1/18/27 (b)		195,000	167,745
7.1246% 1/20/50 (b)		750,000	512,640
7.625% 2/1/41 (b)		230,000	167,679
7.65% 6/15/35 (b)		655,000	491,659
Emirate of Abu Dhabi:
3% 9/15/51 (b)		1,220,000	816,961
3.125% 9/30/49 (b)		5,230,000	3,630,875
3.875% 4/16/50 (b)		18,995,000	15,047,079
Emirate of Dubai:
3.9% 9/9/50 (Reg. S)		2,450,000	1,810,281
5.25% 1/30/43 (Reg. S)		890,000	844,343
European Union 3% 12/4/34(Reg. S)	EUR	6,500,000	7,003,548
Export Credit Bank of Turkey 9% 1/28/27 (b)		880,000	917,950
Gabonese Republic 7% 11/24/31 (b)		1,245,000	1,014,675
Georgia Republic 2.75% 4/22/26 (b)		1,280,000	1,189,466
German Federal Republic:
0% 5/15/35 (Reg. S) (k)	EUR	10,800,000	8,897,843
1% 5/15/38(Reg. S)	EUR	9,245,000	8,165,079
3.25% 7/4/42	EUR	24,000,000	28,418,209
Ghana Republic:
7.75% (b)(c)		700,000	299,250
8.627% (b)(c)		525,000	218,531
10.75% 10/14/30 (b)		1,600,000	1,002,048
Guatemalan Republic:
4.875% 2/13/28 (b)		305,000	293,277
4.9% 6/1/30 (b)		590,000	560,441
6.125% 6/1/50 (b)		615,000	562,033
6.6% 6/13/36 (b)		835,000	843,976
Hungarian Republic:
2.125% 9/22/31 (b)		530,000	414,275
3.125% 9/21/51 (b)		960,000	597,686
5.25% 6/16/29 (b)		755,000	741,168
5.5% 6/16/34 (b)		1,745,000	1,697,501
6.125% 5/22/28 (b)		610,000	622,554
6.25% 9/22/32 (b)		615,000	634,428
6.75% 9/25/52 (b)		430,000	456,290
Indonesian Republic:
3.2% 9/23/61		930,000	606,825
3.5% 2/14/50		1,165,000	860,026
3.85% 10/15/30		855,000	796,415
4.1% 4/24/28		1,305,000	1,259,743
4.2% 10/15/50		44,910,000	37,348,279
4.35% 1/11/48		1,225,000	1,058,477
5.125% 1/15/45 (b)		2,740,000	2,674,651
5.25% 1/17/42 (b)		660,000	654,638
5.95% 1/8/46 (b)		985,000	1,044,346
6.75% 1/15/44 (b)		690,000	799,753
7.75% 1/17/38 (b)		2,648,000	3,249,281
8.5% 10/12/35 (b)		2,680,000	3,402,501
Islamic Republic of Pakistan:
6% 4/8/26 (b)		1,770,000	1,407,345
6.875% 12/5/27 (b)		740,000	562,481
7.375% 4/8/31 (b)		1,415,000	990,656
Israeli State 3.375% 1/15/50		1,960,000	1,311,726
Ivory Coast:
6.125% 6/15/33 (b)		2,490,000	2,184,228
6.375% 3/3/28 (b)		2,920,000	2,830,575
8.25% 1/30/37 (b)		905,000	883,506
Jamaican Government:
6.75% 4/28/28		495,000	509,776
7.875% 7/28/45		430,000	497,953
Japan Government 0.005% 2/1/25	JPY	683,100,000	4,555,200
Jordanian Kingdom:
4.95% 7/7/25 (b)		1,535,000	1,492,711
7.375% 10/10/47 (b)		290,000	249,763
7.5% 1/13/29 (b)		355,000	350,119
7.75% 1/15/28 (b)		825,000	833,654
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		1,835,000	1,458,825
3.25% 10/22/30 (b)		10,790,000	9,687,397
3.45% 2/2/61 (b)		3,085,000	2,019,965
3.625% 3/4/28 (b)		785,000	746,143
3.75% 1/21/55 (b)		1,250,000	885,925
4.5% 10/26/46 (b)		1,665,000	1,397,039
4.5% 4/22/60 (b)		7,675,000	6,207,156
4.625% 10/4/47 (b)		1,355,000	1,148,363
5% 1/18/53 (b)		1,010,000	890,810
5.75% 1/16/54 (b)		950,000	917,843
Lebanese Republic:
5.8% (c)		1,814,000	105,756
6.375% (c)		1,956,000	115,901
Mongolia Government 7.875% 6/5/29 (b)		245,000	249,314
Moroccan Kingdom 6.5% 9/8/33 (b)		1,385,000	1,421,107
Panamanian Republic:
2.252% 9/29/32		1,065,000	747,164
3.298% 1/19/33		1,135,000	858,344
3.87% 7/23/60		1,530,000	855,844
4.5% 5/15/47		645,000	430,538
4.5% 4/16/50		2,015,000	1,311,009
6.4% 2/14/35		1,335,000	1,233,206
6.853% 3/28/54		525,000	462,656
7.875% 3/1/57		865,000	851,214
8% 3/1/38		915,000	937,589
Peruvian Republic:
2.783% 1/23/31		1,535,000	1,306,101
3% 1/15/34		1,130,000	920,238
3.3% 3/11/41		1,285,000	954,010
Philippine Republic:
2.65% 12/10/45		1,055,000	690,582
2.95% 5/5/45		430,000	298,368
5% 7/17/33		570,000	568,336
5.5% 1/17/48		505,000	510,555
5.609% 4/13/33		825,000	852,250
5.95% 10/13/47		1,320,000	1,406,486
Polish Government:
5.5% 4/4/53		585,000	584,503
5.75% 11/16/32		1,150,000	1,198,910
Provincia de Cordoba:
6.875% 12/10/25 (b)		1,054,337	878,358
6.99% 6/1/27 (b)		1,110,721	851,101
Republic of Armenia 3.6% 2/2/31 (b)		830,000	671,578
Republic of Benin 7.96% 2/13/38 (b)		1,905,000	1,844,873
Republic of Honduras 6.25% 1/19/27 (b)		315,000	302,098
Republic of Kenya:
6.3% 1/23/34 (b)		605,000	474,925
7% 5/22/27 (b)		735,000	704,475
7.25% 2/28/28 (b)		290,000	268,613
8% 5/22/32 (b)		350,000	315,875
9.75% 2/16/31 (b)		1,050,000	1,051,313
Republic of Nigeria:
6.125% 9/28/28 (b)		2,730,000	2,398,223
6.5% 11/28/27 (b)		600,000	545,538
7.143% 2/23/30 (b)		1,650,000	1,457,156
7.625% 11/21/25 (b)		1,505,000	1,481,014
7.696% 2/23/38 (b)		760,000	610,242
7.875% 2/16/32 (b)		480,000	421,867
Republic of Paraguay:
2.739% 1/29/33 (b)		595,000	477,410
4.95% 4/28/31 (b)		1,525,000	1,463,207
5.4% 3/30/50 (b)		530,000	455,758
6% 2/9/36 (b)		560,000	561,938
Republic of Senegal 6.25% 5/23/33 (b)		680,000	566,100
Republic of Serbia:
2.125% 12/1/30 (b)		2,510,000	1,979,361
6.5% 9/26/33 (b)		570,000	579,690
Republic of Uzbekistan:
3.7% 11/25/30 (b)		725,000	602,084
3.9% 10/19/31 (b)		1,045,000	860,004
Republic of Zambia 8.97% (b)(c)		375,000	253,125
Romanian Republic:
3% 2/27/27 (b)		776,000	720,221
3% 2/14/31 (b)		2,111,000	1,757,977
3.625% 3/27/32 (b)		1,206,000	1,019,806
4% 2/14/51 (b)		1,215,000	842,177
6.625% 2/17/28 (b)		610,000	626,000
7.125% 1/17/33 (b)		350,000	368,774
Rwanda Republic 5.5% 8/9/31 (b)		1,450,000	1,173,877
South African Republic:
4.85% 9/27/27		760,000	723,900
4.85% 9/30/29		620,000	557,031
5% 10/12/46		1,065,000	723,534
5.65% 9/27/47		760,000	552,663
5.75% 9/30/49		1,705,000	1,241,453
5.875% 4/20/32		1,065,000	960,830
State of Qatar:
3.75% 4/16/30 (b)		3,905,000	3,734,156
4.4% 4/16/50 (b)		32,665,000	28,512,625
4.625% 6/2/46 (b)		2,035,000	1,856,449
4.817% 3/14/49 (b)		1,980,000	1,831,856
5.103% 4/23/48 (b)		2,400,000	2,311,344
9.75% 6/15/30 (b)		722,000	924,386
Sultanate of Oman:
5.625% 1/17/28 (b)		3,575,000	3,575,000
6% 8/1/29 (b)		1,185,000	1,202,034
6.25% 1/25/31 (b)		895,000	917,095
6.5% 3/8/47 (b)		325,000	320,418
6.75% 1/17/48 (b)		3,039,000	3,056,444
7% 1/25/51 (b)		185,000	191,897
Turkish Republic:
4.25% 4/14/26		2,845,000	2,727,843
4.75% 1/26/26		2,780,000	2,705,288
4.875% 10/9/26		1,840,000	1,773,337
4.875% 4/16/43		2,105,000	1,460,217
5.125% 2/17/28		1,395,000	1,315,025
5.25% 3/13/30		505,000	453,303
5.75% 5/11/47		1,443,000	1,081,731
6% 3/25/27		440,000	432,186
6% 1/14/41		1,230,000	1,000,925
6.125% 10/24/28		945,000	918,049
6.625% 2/17/45		1,020,000	866,143
7.625% 5/15/34		990,000	986,288
9.125% 7/13/30		1,120,000	1,207,270
9.375% 3/14/29		1,385,000	1,504,023
9.375% 1/19/33		3,315,000	3,672,026
9.875% 1/15/28		3,115,000	3,416,781
Ukraine Government:
6.876% 5/21/31 (b)		455,000	114,009
7.253% 3/15/35 (b)		1,570,000	411,434
7.375% 9/25/34 (b)		780,000	203,666
7.75% 9/1/24 (b)		2,254,000	696,486
7.75% 9/1/25 (b)		2,985,000	911,918
7.75% 9/1/26 (b)		3,955,000	1,186,302
7.75% 9/1/28 (b)		575,000	164,122
7.75% 9/1/29 (b)		270,000	76,286
7.75% 8/1/41 (b)(d)		975,000	447,038
United Mexican States:
2.659% 5/24/31		1,235,000	1,024,099
3.25% 4/16/30		1,660,000	1,471,607
3.5% 2/12/34		1,565,000	1,294,693
3.75% 1/11/28		1,515,000	1,436,599
3.75% 4/19/71		2,225,000	1,402,418
3.771% 5/24/61		800,000	514,840
4.5% 4/22/29		905,000	870,067
4.875% 5/19/33		895,000	842,195
5.75% 10/12/2110		2,265,000	1,947,334
6% 5/7/36		1,600,000	1,595,632
6.05% 1/11/40		1,810,000	1,775,339
6.338% 5/4/53		860,000	838,823
6.35% 2/9/35		1,240,000	1,269,053
Uruguay Republic:
5.1% 6/18/50		1,810,000	1,737,148
5.75% 10/28/34		880,000	923,736
Venezuelan Republic:
9.25% (c)		7,846,000	1,453,079
11.95% (Reg. S) (c)		1,641,700	296,876
12.75% (c)		350,400	56,117
Vietnamese Socialist Republic 5.5% 3/12/28		3,323,100	3,173,195
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $482,009,934)			427,562,564

Supranational Obligations - 0.1%
		Principal Amount (a)	Value ($)
European Investment Bank:
0% 6/17/27	EUR	19,300,000	18,996,025
3% 11/15/28 (Reg. S)	EUR	23,700,000	25,784,173
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $44,857,318)			44,780,198

Common Stocks - 0.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
New Cineworld Ltd. (i)	109,610	1,986,133
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (i)(t)	1	0
Digicel Group Ltd. (i)	16,305	14,620
		14,620
TOTAL COMMUNICATION SERVICES		2,000,753
CONSUMER DISCRETIONARY - 0.0%
Automobile Components - 0.0%
Aptiv PLC (t)	22,300	1,772,627
Hotels, Restaurants & Leisure - 0.0%
CEC Entertainment, Inc. (i)(t)	65,301	1,195,661
TOTAL CONSUMER DISCRETIONARY		2,968,288
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp.	111,144	5,798,382
California Resources Corp. warrants 10/27/24 (t)	6,440	108,256
Chesapeake Energy Corp.	91,908	7,608,144
Chesapeake Energy Corp. (h)	619	51,241
EP Energy Corp. (i)(t)	6,556	11,473
Exxon Mobil Corp.	22,714	2,374,067
Mesquite Energy, Inc. (i)(t)	113,725	9,279,970
New Fortress Energy, Inc.	91,900	3,230,285
Nostrum Oil & Gas LP warrants (i)(t)	124,189	1
		28,461,819
FINANCIALS - 0.0%
Financial Services - 0.0%
ACNR Holdings, Inc. (i)	39,857	3,287,405
Carnelian Point Holdings LP warrants (i)(t)	1,766	5,157
Lime Tree Bay Ltd. (i)(t)	809	61,468
		3,354,030
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Centene Corp. (t)	37,600	2,948,968
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Regal Rexnord Corp.	13,400	2,297,966
Machinery - 0.0%
TNT Crane & Rigging LLC (i)(t)	83,132	682,514
TNT Crane & Rigging LLC warrants 10/31/25 (i)(t)	3,648	73
		682,587
TOTAL INDUSTRIALS		2,980,553
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. (t)	47,600	2,831,248
IT Services - 0.0%
GTT Communications, Inc. (i)(t)	80,353	2,520,674
TOTAL INFORMATION TECHNOLOGY		5,351,922
UTILITIES - 0.0%
Electric Utilities - 0.0%
TexGen Power LLC (i)	88,700	90,366
TOTAL COMMON STOCKS (Cost $29,091,500)		48,156,699

Preferred Stocks - 0.0%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
RLJ Lodging Trust Series A, 1.95%	20,725	516,053

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. Series E, 6.50% (d)	66,700	1,624,145
Arbor Realty Trust, Inc. Series F, 6.25% (d)	40,700	773,300
Dynex Capital, Inc. Series C 6.90% (d)	20,200	493,688
Franklin BSP Realty Trust, Inc. 7.50%	34,000	700,740
MFA Financial, Inc. Series B, 7.50%	24,975	523,226
		4,115,099
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Cedar Realty Trust, Inc.:
7.25%	1,166	18,110
Series C, 6.50%	26,075	361,921
DiamondRock Hospitality Co. 8.25%	12,600	320,040
National Storage Affiliates Trust Series A, 6.00%	12,600	285,768
Realty Income Corp. 6.00%	18,100	445,622
Rexford Industrial Realty, Inc. Series B, 5.875%	30,100	696,514
		2,127,975
Real Estate Management & Development - 0.0%
Digitalbridge Group, Inc.:
Series H, 7.125%	22,855	551,720
Series I, 7.15%	30,500	737,795
		1,289,515
TOTAL REAL ESTATE		3,417,490

TOTAL NONCONVERTIBLE PREFERRED STOCKS		7,532,589
TOTAL PREFERRED STOCKS (Cost $8,622,502)		8,048,642

Bank Loan Obligations - 5.5%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.2%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.814% 8/15/28 (d)(e)(u)	18,084,504	16,682,955
Aventiv Technologies LLC:
Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.890% 10.4998% 11/1/24 (d)(e)(u)	6,238,057	4,252,297
Tranche 2LN, term loan CME Term SOFR 1 Month Index + 8.650% 14.2598% 11/1/25 (d)(e)(u)	3,655,344	1,754,565
Connect U.S. Finco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8263% 12/12/26 (d)(e)(u)	1,156,607	1,154,675
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1907% 10/8/27 (d)(e)(u)	10,851,048	10,781,275
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4263% 12/30/27 (d)(e)(u)	3,170,764	2,865,578
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.0643% 8/1/29 (d)(e)(u)	6,168,837	5,672,246
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6763% 9/21/27 (d)(e)(u)	4,333,082	4,167,905
Zayo Group Holdings, Inc. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 8.4407% 3/9/27 (d)(e)(u)	13,769,224	12,361,321
CME Term SOFR 1 Month Index + 4.320% 9.6513% 3/9/27 (d)(e)(u)	1,056,188	950,896
		60,643,713
Entertainment - 0.1%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.9981% 2/10/27 (d)(e)(u)	8,114,296	7,097,088
AP Core Holdings II LLC:
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9407% 9/1/27 (d)(e)(u)	1,278,000	1,248,708
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9407% 9/1/27 (d)(e)(u)	3,520,000	3,430,733
Crown Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 8.500% 13.9407% 7/31/28 (d)(e)(u)	635,254	642,267
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0826% 8/31/30 (d)(e)(u)	1,391,513	1,395,868
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6907% 8/5/28 (d)(e)(u)	3,035,267	3,020,091
		16,834,755
Media - 0.2%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.0918% 10/28/27 (d)(e)(u)	3,425,194	3,415,193
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.314% 10/31/27 (d)(e)(u)	1,700,320	1,693,230
Century DE Buyer LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3174% 10/30/30 (d)(e)(u)	2,726,000	2,734,532
Charter Communication Operating LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0826% 2/1/27 (d)(e)(u)	15,443,988	15,378,815
Coral-U.S. Co.-Borrower LLC:
Tranche B, term loan CME Term SOFR 1 Month Index + 2.250% 7.6821% 1/31/28 (d)(e)(u)	6,532,000	6,450,350
Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4321% 10/15/29 (d)(e)(u)	1,415,000	1,406,751
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9321% 4/15/27 (d)(e)(u)	4,040,082	3,773,073
Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8176% 1/18/28 (d)(e)(u)	7,823,017	7,596,463
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4283% 8/24/26 (d)(e)(u)	2,018,970	1,948,306
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 10.6625% (c)(d)(e)(u)	17,220,968	958,002
term loan 10% 11/30/24 (i)(u)	2,191,573	2,191,573
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4283% 12/1/28 (d)(e)(u)	7,623,164	7,546,933
LCPR Loan Financing LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1821% 9/25/28 (d)(e)(u)	960,000	954,000
Nexstar Media, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.500% 7.9407% 9/19/26 (d)(e)(u)	3,717,523	3,706,668
Planet U.S. Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8143% 2/10/31 (d)(e)(u)	2,750,000	2,746,563
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5981% 6/24/29 (d)(e)(u)	1,206,625	1,206,625
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.6907% 3/24/26 (d)(e)(u)	3,522,486	3,516,991
CME Term SOFR 1 Month Index + 3.250% 8.6907% 1/31/29 (d)(e)(u)	4,751,588	4,730,823
Virgin Media Bristol LLC:
Tranche N, term loan CME Term SOFR 1 Month Index + 2.500% 7.9321% 1/31/28 (d)(e)(u)	3,841,000	3,801,707
Tranche Y 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7899% 3/6/31 (d)(e)(u)	4,580,000	4,543,955
		80,300,553
Wireless Telecommunication Services - 0.0%
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0674% 1/30/31 (d)(e)(u)	6,270,000	6,293,513
SBA Senior Finance II, LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.33% 1/27/31 (d)(e)(u)	907,247	906,303
		7,199,816
TOTAL COMMUNICATION SERVICES		164,978,837
CONSUMER DISCRETIONARY - 1.3%
Automobile Components - 0.1%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1763% 3/5/28 (d)(e)(u)	2,730,623	2,662,931
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3263% 5/6/30 (d)(e)(u)	4,673,288	4,671,839
Hertz Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0698% 6/30/28 (d)(e)(u)	2,105,000	2,028,694
Novae LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.5211% 12/22/28 (d)(e)(u)	1,760,520	1,745,855
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8239% 12/17/28 (d)(e)(u)	4,892,328	3,781,868
Power Stop LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1932% 1/26/29 (d)(e)(u)	1,208,435	1,103,700
		15,994,887
Automobiles - 0.0%
Bombardier Recreational Products, Inc.:
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0826% 12/13/29 (d)(e)(u)	2,972,488	2,972,874
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0826% 1/22/31 (d)(e)(u)	1,275,276	1,273,287
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9351% 6/3/28 (d)(e)(u)	6,570,541	6,408,314
HarbourVest Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8432% 4/22/30 (d)(e)(u)	3,862,432	3,857,604
		14,512,079
Broadline Retail - 0.2%
CMG Media Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9481% 12/17/26 (d)(e)(u)	9,080,706	7,593,741
CNT Holdings I Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8174% 11/8/27 (d)(e)(u)	4,392,770	4,387,586
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1907% 3/5/28 (d)(e)(u)	64,342,353	64,330,771
		76,312,098
Distributors - 0.1%
Aip Rd Buyer Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3263% 12/23/28 (d)(e)(u)	4,009,850	4,012,376
BCPE Empire Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3263% 12/25/28 (d)(e)(u)	7,180,020	7,176,430
Gloves Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4407% 1/6/28 (d)(e)(u)	1,225,345	1,213,092
Windsor Holdings III, LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8235% 8/1/30 (d)(e)(u)	3,880,275	3,883,302
		16,285,200
Diversified Consumer Services - 0.2%
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.5934% 7/31/28 (d)(e)(u)(v)	6,330,000	6,333,988
Fugue Finance LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 2/13/31 (e)(u)(w)	390,000	389,676
CME Term SOFR 1 Month Index + 4.000% 9.3432% 1/26/28 (d)(e)(u)	2,168,571	2,167,075
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.1907% 7/30/26 (d)(e)(u)	4,583,255	4,591,459
KUEHG Corp. 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3481% 6/12/30 (d)(e)(u)	12,079,725	12,092,288
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0744% 8/11/28 (d)(e)(u)	2,244,375	2,241,008
Sotheby's Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.0756% 1/15/27 (d)(e)(u)	2,633,032	2,607,360
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6246% 3/4/28 (d)(e)(u)	25,171,563	22,816,260
TKC Holdings, Inc. 1LN, term loan 13.5% 2/14/27 (d)(u)	266,875	133,438
		53,372,552
Hotels, Restaurants & Leisure - 0.6%
1011778 BC ULC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5763% 9/21/30 (d)(e)(u)	4,479,649	4,456,445
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6735% 2/7/29 (d)(e)(u)	4,160,708	4,065,345
Alterra Mountain Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9407% 8/17/28 (d)(e)(u)	4,276,349	4,276,349
Aramark Services, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9407% 6/22/30 (d)(e)(u)	2,239,802	2,234,202
Tranche B-4 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1907% 1/15/27 (d)(e)(u)	2,289,288	2,282,855
Arcis Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1907% 11/24/28 (d)(e)(u)	2,410,633	2,413,647
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4231% 9/9/26 (d)(e)(u)	1,092,516	1,088,878
Caesars Entertainment, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6627% 1/26/30 (d)(e)(u)	17,368,750	17,371,182
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0405% 2/6/31 (d)(e)(u)	4,860,000	4,849,891
Carnival Finance LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 8.318% 8/8/27 (d)(e)(u)	3,676,525	3,677,297
CME Term SOFR 1 Month Index + 3.250% 8.6907% 10/18/28 (d)(e)(u)	5,742,266	5,747,664
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4354% 7/21/28 (d)(e)(u)	19,640,469	19,554,640
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.6098% 9/18/26 (d)(e)(u)	13,005,187	12,948,354
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.625% 6/29/29 (d)(e)(u)	2,987,999	2,990,329
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.5981% 1/15/30 (d)(e)(u)	6,040,000	6,030,940
Entain Holdings Gibraltar Ltd.:
Tranche B2 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9481% 10/31/29 (d)(e)(u)	3,105,806	3,109,689
Tranche B4 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.9481% 3/16/27 (d)(e)(u)	1,852,500	1,852,500
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 12.6098% 9/8/24 (d)(e)(u)	794,000	788,839
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 8.6098% 3/8/24 (d)(e)(u)	4,424,974	4,359,971
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3263% 1/27/29 (d)(e)(u)	28,553,191	28,564,041
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5763% 1/30/29 (d)(e)(u)	1,750,000	1,699,688
Flutter Financing B.V. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.250% 7.6981% 11/25/30 (d)(e)(u)	5,756,000	5,726,011
CME Term SOFR 1 Month Index + 3.250% 8.8627% 7/4/28 (d)(e)(u)	925,147	926,174
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6907% 12/1/28 (d)(e)(u)	1,491,682	1,492,622
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9326% 11/30/29 (d)(e)(u)	5,179,806	5,175,921
Golden Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1763% 5/26/30 (d)(e)(u)	4,432,725	4,423,505
Herschend Entertainment Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.3263% 8/27/28 (d)(e)(u)	1,344,063	1,343,229
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.0763% 1/17/31 (d)(e)(u)	2,615,000	2,610,633
CME Term SOFR 1 Month Index + 3.000% 8.1907% 8/2/28 (d)(e)(u)	13,746,635	13,729,452
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4209% 11/8/30 (d)(e)(u)	2,008,852	2,010,218
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6907% 4/26/28 (d)(e)(u)	1,696,714	1,656,417
Life Time, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5743% 1/15/26 (d)(e)(u)	1,595,000	1,601,651
Light & Wonder International, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0704% 4/16/29 (d)(e)(u)	3,360,063	3,358,651
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5981% 8/1/30 (d)(e)(u)	3,030,000	3,025,940
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 8.250% 13.8827% 6/23/26 (d)(e)(u)	1,155,169	1,074,307
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.1098% 10/20/28 (d)(e)(u)	1,484,739	1,472,119
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 7.9407% 5/29/26 (d)(e)(u)	2,255,817	2,254,870
PFC Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 6.250% 11.7126% 3/1/26 (d)(e)(u)	897,486	884,984
Playa Resorts Holding BV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.5698% 1/5/29 (d)(e)(u)	2,973,408	2,971,089
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5981% 4/1/29 (d)(e)(u)	2,164,867	2,155,970
Scientific Games Holdings LP term loan CME Term SOFR 3 Month Index + 3.500% 8.5802% 4/4/29 (d)(e)(u)	7,388,560	7,370,088
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8263% 8/25/28 (d)(e)(u)	415,000	414,394
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6763% 2/7/27 (d)(e)(u)	5,925,840	5,913,692
Travelport Finance Luxembourg SARL 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 13.6095% 9/29/28 (d)(e)(u)	3,230,389	3,032,980
United PF Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5743% 12/30/26 (d)(e)(u)	10,390,237	9,291,469
2LN, term loan 3 month U.S. LIBOR + 8.500% 14.0743% 12/30/27 (d)(e)(u)	500,000	405,000
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 8.500% 14.0743% 12/30/26 (d)(e)(u)	749,813	697,326
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.6907% 8/3/28 (d)(e)(u)	6,830,600	6,814,821
		226,196,279
Household Durables - 0.0%
Mattress Firm, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8598% 9/24/28 (d)(e)(u)	6,878,872	6,861,744
Runner Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.9576% 10/21/28 (d)(e)(u)	1,788,150	1,377,519
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6907% 10/30/27 (d)(e)(u)	2,147,554	1,942,011
		10,181,274
Leisure Products - 0.0%
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9263% 3/9/30 (d)(e)(u)	5,116,338	5,115,826
Specialty Retail - 0.1%
Academy Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1928% 11/6/27 (d)(e)(u)	1,482,474	1,479,390
At Home Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6944% 7/24/28 (d)(e)(u)	1,759,500	848,079
Belron Finance U.S. LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.000% 7.5777% 4/28/28 (d)(e)(u)	820,000	819,229
CME Term SOFR 1 Month Index + 2.250% 7.664% 4/13/29 (d)(e)(u)	900,475	899,728
Empire Today LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5743% 4/1/28 (d)(e)(u)	1,462,500	1,166,958
Jo-Ann Stores LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3357% 7/7/28 (d)(e)(u)	2,289,413	126,879
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1763% 12/18/27 (d)(e)(u)	12,377,363	12,332,557
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.8598% 3/4/28 (d)(e)(u)	2,888,138	2,756,006
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1709% 2/8/28 (d)(e)(u)	1,477,354	1,376,716
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.6907% 4/16/28 (d)(e)(u)	3,958,789	3,910,413
Wand NewCo 3, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0763% 1/20/31 (d)(e)(u)	3,515,000	3,519,394
Woof Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.3595% 12/21/27 (d)(e)(u)	2,714,650	2,194,985
		31,430,334
Textiles, Apparel & Luxury Goods - 0.0%
Crocs, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5763% 2/20/29 (d)(e)(u)	4,413,539	4,416,849
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6907% 11/23/28 (d)(e)(u)	594,402	591,989
		5,008,838
TOTAL CONSUMER DISCRETIONARY		454,409,367
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Naked Juice LLC:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6981% 1/24/29 (d)(e)(u)	2,398,911	2,256,176
2LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.4481% 1/24/30 (d)(e)(u)	1,930,000	1,550,639
Triton Water Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.8598% 3/31/28 (d)(e)(u)	12,434,403	12,203,869
		16,010,684
Consumer Staples Distribution & Retail - 0.0%
8th Avenue Food & Provisions, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.1907% 10/1/26 (d)(e)(u)	172,000	154,083
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3214% 2/3/29 (d)(e)(u)	1,895,078	1,899,815
Cardenas Merger Sub, LLC 1LN, term loan CME Term SOFR 6 Month Index + 6.750% 12.1981% 8/1/29 (d)(e)(u)	4,390,345	4,393,111
JP Intermediate B LLC term loan CME Term SOFR 1 Month Index + 5.500% 11.0743% 11/20/27 (d)(e)(u)	3,805,329	304,426
Northeast Grocery, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.8257% 12/5/28 (d)(e)(u)	1,760,000	1,756,339
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9405% 4/2/29 (d)(e)(u)	2,820,000	2,816,983
Upfield U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.31% 1/3/28 (d)(e)(u)	3,964,875	3,931,174
		15,255,931
Food Products - 0.0%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5703% 12/23/30 (d)(e)(u)	970,000	970,000
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9471% 10/23/27 (d)(e)(u)	4,088,516	4,091,419
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6763% 5/16/29 (d)(e)(u)	6,812,775	6,138,787
Fiesta Purchaser, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.318% 2/12/31 (d)(e)(u)	3,350,000	3,345,411
		14,545,617
Personal Care Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1907% 5/17/28 (d)(e)(u)	3,753,600	3,602,105
TOTAL CONSUMER STAPLES		49,414,337
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.188% 11/14/26 (d)(e)(u)	1,379,967	1,378,932
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8711% 10/31/28 (d)(e)(u)	1,858,361	1,858,937
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9263% 11/19/29 (d)(e)(u)	5,112,906	5,093,732
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.2383% 2/7/28 (d)(e)(u)	9,457,808	9,280,474
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9407% 9/29/28 (d)(e)(u)	6,427,845	6,428,873
GIP III Stetson I LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6763% 10/5/28 (d)(e)(u)	3,959,711	3,969,611
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(i)(u)	2,102,309	0
term loan 0% (c)(d)(i)(u)	907,000	0
New Fortress Energy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3174% 10/30/28 (d)(e)(u)	7,950,000	7,953,975
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6932% 2/14/30 (d)(e)(u)	1,881,907	1,880,740
Prairie ECI Acquiror LP Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 8/1/29 (e)(u)(w)	1,430,000	1,418,388
		39,263,662
FINANCIALS - 0.6%
Capital Markets - 0.1%
Aretec Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9263% 8/9/30 (d)(e)(u)	5,458,897	5,477,348
AssuredPartners, Inc.:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9407% 2/13/27 (d)(e)(u)	1,843,786	1,843,786
CME Term SOFR 1 Month Index + 3.500% 8.9407% 2/13/27 (d)(e)(u)	1,854,235	1,854,754
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0763% 2/13/27 (d)(e)(u)	2,626,817	2,628,130
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8176% 2/15/27 (d)(e)(u)	1,400,000	1,399,132
Blackstone CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.3481% 12/31/30 (d)(e)(u)	11,785,408	11,775,155
Broadstreet Partners, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6971% 1/27/27 (d)(e)(u)	1,280,525	1,277,926
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.0826% 1/26/29 (d)(e)(u)	2,674,625	2,673,234
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5763% 7/29/30 (d)(e)(u)	8,568,188	8,557,478
Fleet U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 1/31/31 (e)(u)(w)	2,065,000	2,062,419
Focus Financial Partners LLC Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0763% 6/30/28 (d)(e)(u)	4,787,853	4,751,944
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5857% 4/21/28 (d)(e)(u)	4,550,089	4,544,402
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9407% 1/26/28 (d)(e)(u)	2,385,000	2,378,608
Superannuation & Investments U.S. LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1907% 12/1/28 (d)(e)(u)	1,288,700	1,288,056
		52,512,372
Financial Services - 0.2%
Agellan Portfolio 9% 8/7/25 (i)(u)	424,000	424,000
Clue Opco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8263% 12/19/30 (d)(e)(u)	4,500,467	4,331,699
FinCo I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3127% 6/27/29 (d)(e)(u)	1,404,524	1,403,822
GTCR W-2 Merger Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3263% 1/31/31 (d)(e)(u)	15,065,000	15,108,990
Heubach Holding U.S.A. LLC Tranche CME, term loan CME Term SOFR 1 Month Index + 10.000% 15.6477% 4/30/24 (d)(e)(i)(u)	355,702	345,031
LSF11 Trinity Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3198% 6/17/30 (d)(e)(u)	760,086	760,086
MHP Commercial Mortgage Trust U.S. Secured Overnight Fin. Rate (SOFR) Index + 5.000% 10.3176% 1/9/25 (d)(e)(i)(u)	6,198,931	5,857,990
NCR Atleos Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1627% 3/27/29 (d)(e)(u)	4,065,000	4,057,398
Nexus Buyer LLC:
2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6763% 11/1/29 (d)(e)(u)	1,555,000	1,525,362
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1763% 11/8/26 (d)(e)(u)	1,823,457	1,791,546
CME Term SOFR 1 Month Index + 4.500% 9.8263% 12/13/28 (d)(e)(u)	3,634,000	3,584,033
Recess Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8432% 2/14/30 (d)(e)(u)	2,350,000	2,350,000
Sk Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.4338% 1/3/29 (d)(e)(u)	1,442,974	502,342
Sunbelt Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 4.450% 9.8928% 1/21/27 (d)(e)(i)(u)	1,493,996	1,493,996
TransUnion LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3263% 12/1/28 (d)(e)(u)	1,853,228	1,850,578
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1763% 11/16/26 (d)(e)(u)	2,847,558	2,843,116
Walker & Dunlop, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4263% 12/16/28 (d)(e)(u)	818,813	816,765
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 10.8165% 2/9/27 (d)(e)(u)	3,483,188	3,465,772
CME Term SOFR 1 Month Index + 5.500% 10.8165% 2/15/27 (d)(e)(u)	4,159,523	4,149,124
		56,661,650
Insurance - 0.3%
Acrisure LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9407% 2/15/27 (d)(e)(u)	13,312,612	13,275,203
CME Term SOFR 1 Month Index + 4.250% 9.6907% 2/15/27 (d)(e)(u)	4,869,061	4,871,106
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8263% 11/6/30 (d)(e)(u)	7,695,532	7,727,622
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8214% 11/6/30 (d)(e)(u)	6,689,877	6,691,148
AmWINS Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.250% 7.6907% 2/19/28 (d)(e)(u)	5,251,137	5,225,302
CME Term SOFR 1 Month Index + 2.750% 8.1907% 2/19/28 (d)(e)(u)	1,316,700	1,315,054
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5763% 2/28/28 (d)(e)(u)	2,621,841	2,621,841
Asurion LLC:
1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4263% 8/19/28 (d)(e)(u)	4,375,631	4,337,345
Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6763% 8/19/28 (d)(e)(u)	6,143,326	6,103,026
Tranche B3 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6907% 1/31/28 (d)(e)(u)	9,525,000	9,075,992
Tranche B4 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6907% 1/20/29 (d)(e)(u)	5,814,000	5,474,230
Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6907% 12/23/26 (d)(e)(u)	16,708,921	16,599,811
Tranche B9 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6907% 7/31/27 (d)(e)(u)	3,684,253	3,623,868
HUB International Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5741% 6/20/30 (d)(e)(u)	15,251,484	15,232,420
Jones DesLauriers Insurance Management, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8048% 3/15/30 (d)(e)(u)	970,000	970,407
Ryan Specialty Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0763% 9/1/27 (d)(e)(u)	3,635,523	3,635,523
USI, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 8.3481% 11/22/29 (d)(e)(u)	6,909,115	6,900,478
CME Term SOFR 1 Month Index + 3.250% 8.5981% 9/27/30 (d)(e)(u)	1,396,500	1,395,634
		115,076,010
TOTAL FINANCIALS		224,250,032
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6763% 11/6/27 (d)(e)(u)	1,452,368	1,453,108
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3263% 3/31/29 (d)(e)(u)	3,814,101	3,473,234
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9981% 1/6/29 (d)(e)(u)	2,488,044	2,479,112
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3263% 5/4/28 (d)(e)(u)	6,409,395	6,410,997
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.3096% 10/19/27 (d)(e)(u)	475,501	464,602
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4407% 10/23/28 (d)(e)(u)	15,700,982	15,701,767
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 9.1098% 11/30/27 (d)(e)(u)	4,810,346	4,809,576
Pathway Vet Alliance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1907% 3/31/27 (d)(e)(u)	1,628,229	1,390,784
VetStrategy Canada Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.866% 11/16/28 (d)(e)(u)	4,215,000	4,217,655
		40,400,835
Health Care Providers & Services - 0.2%
AHP Health Partners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9407% 8/24/28 (d)(e)(u)	2,636,115	2,638,092
Cano Health, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4626% (c)(d)(e)(u)	4,392,999	1,290,444
Tranche DD, term loan CME Term SOFR 1 Month Index + 11.000% 16.3225% 10/2/24 (d)(u)	455,737	453,458
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.568% 2/12/28 (d)(e)(u)	2,986,321	2,992,085
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4481% 10/1/27 (d)(e)(u)	22,660,502	21,527,477
HAH Group Holding Co. LLC:
1LN, term loan:
CME Term SOFR 1 Month Index + 5.000% 10.44% 10/29/27 (d)(e)(u)	1,326,404	1,314,798
CME Term SOFR 3 Month Index + 5.000% 10.44% 10/29/27 (d)(e)(u)	2,190,728	2,171,559
Tranche DD 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.44% 10/29/27 (d)(e)(u)	167,841	166,372
Icon Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.8598% 7/3/28 (d)(e)(u)	6,189,686	6,197,052
MED ParentCo LP:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6907% 8/31/26 (d)(e)(u)	2,679,921	2,652,800
2LN, term loan CME Term SOFR 1 Month Index + 8.250% 13.6907% 8/30/27 (d)(e)(u)	810,000	797,850
Phoenix Guarantor, Inc. term loan CME Term SOFR 1 Month Index + 3.250% 2/13/31 (e)(u)(w)	2,655,000	2,624,574
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6907% 11/15/28 (d)(e)(u)	9,325,019	9,313,363
R1 RCM, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3263% 6/21/29 (d)(e)(u)	1,785,000	1,785,000
Surgery Center Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8198% 12/19/30 (d)(e)(u)	3,032,814	3,036,181
U.S. Anesthesia Partners, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.9428% 10/1/29 (d)(e)(i)(u)	565,000	483,075
WCG Intermediate Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4407% 1/8/27 (d)(e)(u)	3,203,861	3,201,234
		62,645,414
Health Care Technology - 0.1%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5763% 2/15/29 (d)(e)(u)	15,913,073	15,761,421
Cotiviti, Inc.:
Tranche 1LN, term loan 7.625% 2/24/31 (u)	1,300,000	1,303,250
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 2/21/31 (e)(u)(w)	7,780,000	7,750,825
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0665% 9/28/29 (d)(e)(u)	4,065,000	4,059,919
		28,875,415
Life Sciences Tools & Services - 0.0%
PRA Health Sciences, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.8598% 7/3/28 (d)(e)(u)	1,542,164	1,543,999
Pharmaceuticals - 0.1%
Catalent Pharma Solutions Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3203% 2/22/28 (d)(e)(u)	1,665,000	1,669,163
Elanco Animal Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1783% 8/1/27 (d)(e)(u)	8,298,613	8,188,491
Jazz Financing Lux SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4407% 5/5/28 (d)(e)(u)	8,354,869	8,365,313
Organon & Co. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.4325% 6/2/28 (d)(e)(u)	6,955,930	6,960,312
Perrigo Investments LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.6763% 4/20/29 (d)(e)(u)	2,388,313	2,373,386
		27,556,665
TOTAL HEALTH CARE		161,022,328
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.1%
Gemini HDPE LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.5743% 12/31/27 (d)(e)(u)	1,812,309	1,795,690
TransDigm, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5981% 8/24/28 (d)(e)(u)	13,858,555	13,880,729
Tranche H 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5981% 2/22/27 (d)(e)(u)	2,391,976	2,397,000
		18,073,419
Air Freight & Logistics - 0.0%
Echo Global Logistics, Inc. 2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.4263% 11/23/29 (d)(e)(i)(u)	1,525,000	1,525,000
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5981% 3/17/30 (d)(e)(u)	1,187,584	1,185,173
STG Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.4981% 3/24/28 (d)(e)(i)(u)	1,832,363	1,685,774
		4,395,947
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8598% 5/17/28 (d)(e)(u)	14,114,452	12,627,635
APi Group DE, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9407% 1/3/29 (d)(e)(u)	2,971,141	2,968,675
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0763% 5/13/29 (d)(e)(u)	556,367	556,367
Chariot Buyer LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 10/22/28 (e)(u)(w)	445,000	443,776
CME Term SOFR 1 Month Index + 3.750% 9.0783% 11/3/28 (d)(e)(u)	1,590,000	1,588,013
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.7481% 1/24/29 (d)(e)(u)	3,111,324	3,106,470
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8238% 2/25/29 (d)(e)(u)	16,425,681	16,210,176
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9481% 4/29/29 (d)(e)(u)	6,611,897	6,588,028
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6848% 9/22/28 (d)(e)(u)	1,888,661	1,887,245
		45,976,385
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9263% 12/21/28 (d)(e)(u)	18,323,528	18,357,977
ADS Tactical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1907% 3/19/26 (d)(e)(u)	3,391,515	3,399,994
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.8186% 10/2/28 (d)(e)(u)	1,489,600	1,489,600
Allied Universal Holdco LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1763% 5/14/28 (d)(e)(u)	8,140,125	8,102,436
CME Term SOFR 1 Month Index + 4.750% 10.0826% 5/14/28 (d)(e)(u)	1,276,800	1,276,800
Amentum Government Services Holdings LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.3203% 2/15/29 (d)(e)(u)	4,837,670	4,835,638
CME Term SOFR 1 Month Index + 4.000% 9.4407% 1/23/27 (d)(e)(u)	3,530,044	3,527,114
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 8.750% 14.1907% 1/31/28 (d)(e)(u)	2,880,000	2,876,400
Anticimex Global AB:
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.900% 8.95% 11/16/28 (d)(e)(u)	1,478,216	1,474,521
Tranche B1 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.45% 11/16/28 (d)(e)(u)	3,594,900	3,581,419
APX Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6865% 7/9/28 (d)(e)(u)	4,179,716	4,179,047
Archkey Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6907% 6/30/28 (d)(e)(u)	2,535,801	2,529,462
Artera Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 2/7/31 (e)(u)(w)	4,415,000	4,426,038
Bifm California Buyer, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5707% 5/31/28 (d)(e)(u)	2,270,000	2,266,209
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8064% 8/1/30 (d)(e)(u)	12,099,950	12,119,431
Centralsquare Technologies LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.2481% 8/29/25 (d)(e)(u)	2,432,393	2,348,354
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.2127% 5/3/29 (d)(e)(u)	2,708,750	2,559,769
Core & Main LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5643% 2/10/31 (d)(e)(u)	1,205,000	1,198,975
Covanta Holding Corp.:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8263% 11/30/28 (d)(e)(u)	1,873,417	1,862,739
CME Term SOFR 1 Month Index + 3.000% 8.3332% 11/30/28 (d)(e)(u)	3,208,301	3,198,291
Tranche C 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8263% 11/30/28 (d)(e)(u)	142,830	142,016
CME Term SOFR 1 Month Index + 3.000% 8.3332% 11/30/28 (d)(e)(u)	243,658	242,898
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3174% 8/1/29 (d)(e)(u)	4,068,242	4,042,816
Filtration Group Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6907% 10/19/28 (d)(e)(u)	3,029,446	3,030,022
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9407% 10/21/28 (d)(e)(u)	610,938	610,669
HomeServe U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3198% 10/13/30 (d)(e)(u)	3,710,000	3,705,363
KNS Acquisitions, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6907% 4/21/27 (d)(e)(u)	2,791,366	2,428,488
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6848% 6/21/28 (d)(e)(u)	6,357,096	6,329,316
Neptune BidCo U.S., Inc.:
term loan CME Term SOFR 1 Month Index + 4.750% 10.1734% 10/11/28 (d)(e)(u)	997,450	910,353
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4234% 4/11/29 (d)(e)(u)	11,557,650	10,598,134
Omnia Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0741% 7/25/30 (d)(e)(u)	4,181,000	4,189,195
Optiv Security, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5741% 8/14/26 (d)(e)(u)	2,204,475	2,128,972
Pg Investment Co. 59 Sarl Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/23/31 (e)(u)(w)	4,255,000	4,256,787
Pilot Travel Centers LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4263% 8/4/28 (d)(e)(u)	7,216,247	7,213,217
Pitney Bowes, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4407% 3/19/28 (d)(e)(u)	1,250,942	1,244,688
RLG Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6907% 7/8/28 (d)(e)(u)	1,969,800	1,922,190
Sabert Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1825% 12/16/26 (d)(e)(u)	2,136,532	2,139,202
The GEO Group, Inc. Tranche 1B 1LN, term loan CME Term SOFR 1 Month Index + 7.120% 12.2013% 3/23/27 (d)(e)(u)	2,297,598	2,350,006
Vestis Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 2/22/31 (e)(u)(w)	1,165,000	1,163,544
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0763% 11/3/29 (d)(e)(u)	1,506,807	1,505,873
		145,763,963
Construction & Engineering - 0.1%
Rockwood Service Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.6907% 1/23/27 (d)(e)(u)	4,000,361	4,004,521
SRS Distribution, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9407% 6/4/28 (d)(e)(u)	6,981,393	6,967,709
Traverse Midstream Partners Ll Tranche B, term loan CME Term SOFR 1 Month Index + 3.500% 8.8174% 2/16/28 (d)(e)(u)	1,367,304	1,366,962
USIC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.1059% 5/14/28 (d)(e)(u)	1,570,000	1,554,300
		13,893,492
Electrical Equipment - 0.0%
Alliance Laundry Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9261% 10/8/27 (d)(e)(u)	2,576,229	2,578,367
Array Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.5698% 10/14/27 (d)(e)(u)	4,688,402	4,680,197
Vertiv Group Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9444% 3/2/27 (d)(e)(u)	4,544,495	4,548,631
		11,807,195
Ground Transportation - 0.0%
Avis Budget Group, Inc. Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4263% 3/16/29 (d)(e)(u)	1,145,742	1,144,309
Genesee & Wyoming, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.4481% 12/30/26 (d)(e)(u)	3,609,375	3,608,942
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.1346% 3/3/30 (d)(e)(u)	7,158,596	7,173,916
		11,927,167
Machinery - 0.1%
Ali Group North America Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4407% 7/22/29 (d)(e)(u)	2,455,367	2,451,217
Chart Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6735% 3/17/30 (d)(e)(u)	4,323,014	4,327,078
CPM Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8283% 9/28/28 (d)(e)(u)	2,370,924	2,370,426
TK Elevator U.S. Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 3.500% 9.081% 7/31/27 (d)(e)(u)	2,064,439	2,065,843
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 14.3418% 4/16/25 (d)(e)(i)(u)	872,378	828,759
		12,043,323
Passenger Airlines - 0.1%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3294% 4/20/28 (d)(e)(u)	7,474,900	7,615,054
Air Canada Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9349% 8/11/28 (d)(e)(u)	2,708,750	2,709,129
American Airlines, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8694% 6/4/29 (d)(e)(u)	2,195,000	2,192,717
Mileage Plus Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.7704% 7/2/27 (d)(e)(u)	3,678,500	3,785,103
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0678% 10/20/27 (d)(e)(u)	3,611,250	3,709,729
United Airlines, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0757% 2/15/31 (d)(e)(u)	4,245,000	4,239,694
		24,251,426
Professional Services - 0.1%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9407% 2/4/28 (d)(e)(u)	4,513,385	4,512,256
Cast & Crew Payroll LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 9.1907% 2/7/26 (d)(e)(u)	1,146,990	1,147,150
CME Term SOFR 1 Month Index + 3.750% 9.0826% 12/30/28 (d)(e)(u)	651,970	651,970
CHG Healthcare Services, Inc. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.6907% 9/30/28 (d)(e)(u)	1,419,708	1,416,344
CME Term SOFR 3 Month Index + 3.750% 9.0826% 9/30/28 (d)(e)(u)	500,000	499,895
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9407% 6/2/28 (d)(e)(u)	14,747,062	14,316,153
Dayforce, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 2/16/31 (e)(u)(w)	1,775,000	1,770,563
EAB Global, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9407% 8/16/28 (d)(e)(u)	2,887,634	2,879,808
EmployBridge LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.343% 7/19/28 (d)(e)(u)	3,833,010	3,288,186
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0627% 4/29/29 (d)(e)(u)	3,930,377	3,439,080
KBR, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5763% 1/21/31 (d)(e)(u)	955,000	956,194
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0763% 2/24/28 (d)(e)(u)	1,868,117	1,869,612
Verscend Holding Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4407% 8/27/25 (d)(e)(u)	6,284,280	6,280,384
		43,027,595
Trading Companies & Distributors - 0.0%
Foundation Building Materials, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 1/29/31 (e)(u)(w)	4,750,000	4,744,063
United Rentals North America, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 2/7/31 (e)(u)(w)	2,090,000	2,094,577
		6,838,640
Transportation Infrastructure - 0.0%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.168% 4/6/28 (d)(e)(u)	3,071,701	3,067,861
ASP LS Acquisition Corp. 2LN, term loan CME Term SOFR 3 Month Index + 7.500% 13.3958% 5/7/29 (d)(e)(u)	575,000	474,852
Wwex Unified Topco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6098% 7/26/28 (d)(e)(u)	2,927,082	2,894,152
		6,436,865
TOTAL INDUSTRIALS		344,435,417
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.0%
Anastasia Parent LLC Tranche B, term loan CME Term SOFR 3 Month Index + 3.750% 9.3598% 8/10/25 (d)(e)(u)	5,538,797	3,985,940
Ciena Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3198% 10/24/30 (d)(e)(u)	1,111,614	1,113,281
Eos U.S. Finco LLC 1LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.3481% 10/6/29 (d)(e)(u)	1,202,741	1,074,577
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6907% 9/25/26 (d)(e)(u)	4,826,320	3,953,577
		10,127,375
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1907% 7/1/29 (d)(e)(u)	4,238,564	4,232,206
DG Investment Intermediate Holdings, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 6.750% 12.1907% 3/31/29 (d)(e)(u)	600,000	558,000
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1907% 3/31/28 (d)(e)(u)	2,564,335	2,559,001
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4407% 8/10/27 (d)(e)(u)	3,136,250	3,134,839
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3263% 11/12/29 (d)(e)(u)	2,908,575	2,903,485
TTM Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0783% 5/30/30 (d)(e)(u)	2,699,481	2,689,358
		16,076,889
IT Services - 0.1%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4981% 2/16/28 (d)(e)(u)	2,547,135	2,525,383
Ahead DB Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5686% 1/24/31 (d)(e)(u)	1,505,000	1,503,119
Constant Contact, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5881% 2/10/28 (d)(e)(u)	1,901,771	1,843,538
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4481% 6/30/28 (d)(e)(u)	3,506,230	2,454,361
Ion Trading Finance Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.1981% 4/1/28 (d)(e)(u)	4,232,334	4,202,115
Park Place Technologies LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4263% 11/10/27 (d)(e)(u)	698,100	697,228
Peraton Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1763% 2/1/28 (d)(e)(u)	16,557,552	16,557,552
Tempo Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0763% 8/31/28 (d)(e)(u)	1,888,444	1,890,068
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4263% 1/13/29 (d)(e)(u)	3,968,223	3,962,271
		35,635,635
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.8481% 7/6/29 (d)(e)(u)	2,625,878	2,628,845
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8235% 8/17/29 (d)(e)(u)	5,501,662	5,486,918
		8,115,763
Software - 0.7%
A&V Holdings Midco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.370% 10.987% 3/10/27 (d)(e)(u)	1,974,359	1,939,807
Applied Systems, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.821% 2/7/31 (d)(e)(u)	5,835,525	5,856,183
AppLovin Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.100% 8.4263% 8/15/30 (d)(e)(u)	5,979,602	5,984,267
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1763% 12/10/29 (d)(e)(u)	3,100,000	2,976,000
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9263% 12/10/28 (d)(e)(u)	13,305,875	13,065,571
Byju's Alpha, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 15.5% 11/24/26 (d)(e)(u)	4,025,826	803,474
Camelot U.S. Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0763% 1/31/31 (d)(e)(u)	8,673,033	8,640,509
Central Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3481% 7/6/29 (d)(e)(u)	5,038,161	5,047,835
Cloud Software Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9481% 3/30/29 (d)(e)(u)	11,082,999	10,976,824
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.1098% 9/30/28 (d)(e)(u)	5,317,317	5,305,672
DCert Buyer, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3263% 10/16/26 (d)(e)(u)	11,234,501	11,140,019
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.3263% 2/19/29 (d)(e)(u)	2,493,409	2,265,437
DH Corp./Societe term loan CME Term SOFR 3 Month Index + 7.250% 12.7129% 9/13/29 (d)(e)(i)(u)	84,212	84,212
Epicor Software Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0763% 7/31/27 (d)(e)(u)	1,000,000	1,004,220
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6907% 7/31/27 (d)(e)(u)	3,388,848	3,396,270
Finastra U.S.A., Inc. term loan CME Term SOFR 1 Month Index + 7.250% 12.7129% 9/13/29 (d)(e)(i)(u)	3,605,788	3,605,788
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1907% 3/3/28 (d)(e)(u)	3,057,780	3,053,958
Gen Digital, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4263% 9/12/29 (d)(e)(u)	6,539,491	6,518,630
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4407% 12/1/27 (d)(e)(u)	4,122,500	4,133,672
Helios Software Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0747% 7/15/30 (d)(e)(u)	1,362,913	1,347,580
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1783% 3/1/29 (d)(e)(u)	10,097,161	10,034,054
MH Sub I LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5763% 5/3/28 (d)(e)(u)	17,189,709	16,893,186
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.5763% 2/23/29 (d)(e)(u)	2,065,000	1,983,267
Open Text Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1763% 1/31/30 (d)(e)(u)	7,830,479	7,835,413
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5743% 6/2/28 (d)(e)(u)	18,991,564	18,561,975
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0627% 10/26/30 (d)(e)(u)	5,200,000	5,212,272
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6907% 8/31/28 (d)(e)(u)	8,277,436	8,259,060
Rackspace Technology Global, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1876% 2/15/28 (d)(e)(u)	7,308,946	3,172,887
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4407% 4/22/28 (d)(e)(u)	4,686,618	4,557,173
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1763% 9/30/28 (d)(e)(u)	3,853,985	3,758,444
Renaissance Holdings Corp. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5763% 4/8/30 (d)(e)(u)	6,859,450	6,835,853
Roper Industrial Products Investment Co. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3481% 11/22/29 (d)(e)(u)	2,172,131	2,178,104
Sophia LP:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5826% 10/7/27 (d)(e)(u)	610,700	609,558
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 10/7/29 (e)(u)(w)	850,000	848,938
CME Term SOFR 1 Month Index + 3.500% 8.9326% 10/7/27 (d)(e)(u)	6,401,548	6,393,546
SS&C Technologies, Inc.:
Tranche B 3LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1907% 4/16/25 (d)(e)(u)	2,010,814	2,009,145
Tranche B 4LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1907% 4/16/25 (d)(e)(u)	1,898,726	1,897,150
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1907% 4/16/25 (d)(e)(u)	6,228,262	6,223,591
UKG, Inc.:
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.6802% 5/3/27 (d)(e)(u)	3,991,966	4,026,895
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8143% 2/10/31 (d)(e)(u)	13,511,798	13,518,149
Veritas U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4407% 9/1/25 (d)(e)(u)	2,143,130	1,981,495
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.6763% 2/28/27 (d)(e)(u)	4,337,298	4,328,276
		228,264,359
TOTAL INFORMATION TECHNOLOGY		298,220,021
MATERIALS - 0.4%
Chemicals - 0.3%
A-Gas Finco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5965% 12/14/29 (d)(e)(u)	2,625,000	2,549,531
ARC Falcon I, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9263% 9/30/28 (d)(e)(u)	5,437,495	5,389,156
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4263% 9/22/29 (d)(e)(u)	675,000	605,813
Aruba Investment Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0763% 11/24/27 (d)(e)(u)	1,782,000	1,764,180
2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.1763% 11/24/28 (d)(e)(u)	935,000	885,136
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4263% 11/24/27 (d)(e)(u)	3,116,261	3,092,889
Avient Corp. Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8257% 8/29/29 (d)(e)(u)	955,871	957,917
Bakelite U.S. Holding Ltd. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4981% 5/27/29 (d)(e)(u)	1,713,900	1,705,331
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8214% 11/15/30 (d)(e)(u)	4,010,000	3,884,688
Cyanco Intermediate 2 Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0763% 7/7/28 (d)(e)(u)	1,002,488	1,002,909
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5783% 11/1/30 (d)(e)(u)	2,920,000	2,921,840
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.7052% 10/4/29 (d)(e)(u)	11,554,070	11,485,438
Groupe Solmax, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.2816% 5/27/28 (d)(e)(u)	2,222,632	2,159,132
Herens U.S. Holdco Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.920% 9.3731% 7/3/28 (d)(e)(u)	2,620,000	2,447,840
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9757% 3/15/29 (d)(e)(u)	11,213,684	10,754,596
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.8638% 3/15/30 (d)(e)(u)	1,320,000	1,124,482
INEOS U.S. Petrochem LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1763% 3/1/30 (d)(e)(u)	1,293,500	1,275,171
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6763% 4/2/29 (d)(e)(u)	4,946,880	4,860,310
Koppers, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8896% 4/10/30 (d)(e)(u)	3,064,619	3,074,212
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.2771% 12/1/26 (d)(e)(u)	1,161,300	1,065,493
Nouryon U.S.A. LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.4191% 4/3/28 (d)(e)(u)	4,409,547	4,404,961
CME Term SOFR 1 Month Index + 4.000% 9.4235% 4/3/28 (d)(e)(u)	1,641,750	1,640,732
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.250% 9.5658% 11/9/28 (d)(e)(u)	5,256,825	5,263,396
CME Term SOFR 3 Month Index + 3.750% 9.3598% 11/9/28 (d)(e)(u)	5,281,344	5,271,785
The Chemours Co. LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8263% 8/18/28 (d)(e)(u)	7,445,768	7,296,853
Touchdown Acquirer, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 2/7/31 (e)(u)(w)	1,907,335	1,907,335
CME Term SOFR 1 Month Index + 4.000% 2/7/31 (e)(u)(w)	417,665	417,665
U.S. Coatings Acquisition, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8481% 12/20/29 (d)(e)(u)	1,028,447	1,028,796
W.R. Grace Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3598% 9/22/28 (d)(e)(u)	1,792,982	1,790,293
		92,027,880
Construction Materials - 0.0%
Janus International Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6226% 8/3/30 (d)(e)(u)	942,638	943,580
Smyrna Ready Mix LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8203% 4/2/29 (d)(e)(u)	1,647,758	1,649,818
VM Consolidated, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0763% 3/27/28 (d)(e)(u)	3,330,728	3,334,891
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.0763% 10/19/27 (d)(e)(u)	1,488,142	1,489,288
		7,417,577
Containers & Packaging - 0.1%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6907% 3/3/28 (d)(e)(u)	4,727,906	4,655,711
Berlin Packaging, LLC Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 3.250% 8.5907% 3/11/28 (d)(e)(u)	557,052	552,573
CME Term SOFR 3 Month Index + 3.750% 9.2001% 3/11/28 (d)(e)(u)	7,110,899	7,086,224
Berry Global, Inc. Tranche AA 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1825% 7/1/29 (d)(e)(u)	3,393,571	3,385,087
Charter Next Generation, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8263% 12/1/27 (d)(e)(u)	4,519,081	4,515,963
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.670% 9.1013% 4/13/29 (d)(e)(u)	16,007,083	15,983,713
Graham Packaging Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4407% 8/4/27 (d)(e)(u)	4,269,138	4,263,375
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 4.750% 10.2675% 2/9/26 (d)(e)(u)	3,224,036	3,095,075
Pactiv Evergreen Group Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6907% 9/24/28 (d)(e)(u)	964,454	965,438
Pregis TopCo Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0763% 8/3/26 (d)(e)(u)	1,095,000	1,094,803
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1763% 1/30/27 (d)(e)(u)	3,297,204	3,294,731
		48,892,693
Metals & Mining - 0.0%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0698% 8/19/30 (d)(e)(u)	2,922,675	2,921,447
U.S. Silica Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1763% 3/23/30 (d)(e)(u)	1,095,856	1,096,634
		4,018,081
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo OYJ 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6098% 2/4/28 (d)(e)(u)	2,266,720	2,244,053
TOTAL MATERIALS		154,600,284
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Cushman & Wakefield U.S. Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.1907% 8/21/25 (d)(e)(u)	73,800	73,616
CME Term SOFR 1 Month Index + 3.250% 8.6763% 1/31/30 (d)(e)(u)	750,970	741,898
Greystar Real Estate Partners Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5757% 8/21/30 (d)(e)(u)	2,420,688	2,417,662
		3,233,176
UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0763% 1/20/31 (d)(e)(u)	6,790,000	6,763,451
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 8.1048% 12/15/27 (d)(e)(u)	1,683,347	1,674,408
Generation Bridge Northeast LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5763% 8/7/29 (d)(e)(u)	2,010,564	2,014,344
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.8263% 6/23/27 (d)(e)(u)	2,290,000	2,289,290
Vistra Operations Co. LLC Tranche B 3LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3263% 12/20/30 (d)(e)(u)	5,027,303	5,002,669
		17,744,162
Independent Power and Renewable Electricity Producers - 0.0%
Esdec Solar Group BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3598% 8/27/28 (d)(e)(u)	2,670,820	2,523,925
Multi-Utilities - 0.0%
Osmose Utilities Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6907% 6/23/28 (d)(e)(u)	177,280	176,024
TOTAL UTILITIES		20,444,111
TOTAL BANK LOAN OBLIGATIONS (Cost $1,948,326,413)		1,914,271,572

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Discover Bank 5.974% 8/9/28 (d)	8,844,000	8,705,338
KeyBank NA 6.95% 2/1/28	1,259,000	1,284,762
Regions Bank 6.45% 6/26/37	15,683,000	15,915,730
TOTAL BANK NOTES (Cost $25,774,382)		25,905,830

Preferred Securities - 0.5%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd. 4% (Reg. S) (d)(j)		1,630,000	1,476,103
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (Reg. S) (d)(j)	EUR	9,000,000	9,057,695
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (j)		2,363,000	2,405,792
Tobacco - 0.0%
British American Tobacco PLC 3% (Reg. S) (d)(j)	EUR	9,250,000	9,276,012
TOTAL CONSUMER STAPLES			11,681,804
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.5966% (d)(e)(j)		18,957,000	18,803,666
EnLink Midstream Partners LP CME Term SOFR 3 Month Index + 4.370% 9.7562% (d)(e)(j)		2,755,000	2,740,860
Plains All American Pipeline LP CME Term SOFR 3 Month Index + 4.110% 9.6786% (d)(e)(j)		5,648,000	5,639,611
			27,184,137
FINANCIALS - 0.2%
Banks - 0.1%
AIB Group PLC 6.25% (Reg. S) (d)(j)	EUR	3,600,000	3,895,943
Banco de Credito e Inversiones 8.75% (b)(d)(j)		875,000	905,002
Banco Do Brasil SA 6.25% (b)(d)(j)		1,545,000	1,584,232
Banco Mercantil del Norte SA:
6.75% (b)(d)(j)		1,465,000	1,472,609
7.625% (b)(d)(j)		1,833,000	1,816,691
Bank of America Corp.:
5.875% (d)(j)		3,830,000	3,814,952
6.25% (d)(j)		2,441,000	2,509,113
Barclays PLC:
5.875% (Reg. S) (d)(j)	GBP	2,950,000	3,709,321
7.125% (d)(j)	GBP	645,000	808,428
8.875% (d)(j)	GBP	1,600,000	2,052,444
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (b)(d)		900,000	827,797
5.35% 11/12/29 (b)(d)		485,000	484,043
8.45% 6/29/38 (b)(d)		885,000	947,344
BNP Paribas SA 6.625% (Reg. S) (d)(j)		4,470,000	4,598,543
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (d)(j)		300,000	308,356
JPMorgan Chase & Co.:
4.6% (d)(j)		2,510,000	2,452,663
6.1% (d)(j)		4,297,000	4,400,349
Lloyds Banking Group PLC 5.125% (d)(j)	GBP	435,000	538,902
NBK Tier 1 Ltd. 3.625% (b)(d)(j)		635,000	578,897
Tinkoff Credit Systems 6% (b)(c)(d)(i)(j)		715,000	35,750
Wells Fargo & Co. 5.9% (d)(j)		2,110,000	2,126,245
			39,867,624
Capital Markets - 0.0%
Charles Schwab Corp. 4% (d)(j)		2,455,000	2,046,436
Credit Suisse Group AG Claim (c)		15,540,000	1,825,950
UBS Group AG 7% (Reg. S) (d)(j)		940,000	939,542
			4,811,928
Consumer Finance - 0.0%
Ally Financial, Inc.:
4.7% (d)(j)		3,166,000	2,721,197
4.7% (d)(j)		3,504,000	2,757,502
			5,478,699
Insurance - 0.1%
QBE Insurance Group Ltd. 5.25% (Reg. S) (d)(j)		7,127,000	7,044,230
TOTAL FINANCIALS			57,202,481
INDUSTRIALS - 0.1%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (Reg. S) (d)(j)	GBP	1,540,000	1,764,058
Marine Transportation - 0.0%
DP World Salaam 6% (Reg. S) (d)(j)		2,000,000	2,011,689
Trading Companies & Distributors - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (d)		8,720,000	8,829,644
Air Lease Corp. 4.125% (d)(j)		4,242,000	3,666,477
Aircastle Ltd. 5.25% (b)(d)(j)		3,920,000	3,728,143
			16,224,264
TOTAL INDUSTRIALS			20,000,011
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd.:
3.975% (b)(d)(j)		645,000	617,256
5.65% (b)(d)(j)		1,495,000	1,510,730
			2,127,986
MATERIALS - 0.0%
Construction Materials - 0.0%
CEMEX S.A.B. de CV:
5.125% (b)(d)(j)		2,260,000	2,208,335
9.125% (b)(d)(j)		1,800,000	1,952,904
			4,161,239
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Aroundtown SA 3.375% (Reg. S) (d)(j)	EUR	6,200,000	3,326,223
AT Securities BV USD SWAP SEMI 30/360 5Y INDX + 3.540% 7.747% (Reg. S) (d)(e)(j)		13,000,000	7,503,955
Citycon Oyj 4.496% (Reg. S) (d)(j)	EUR	2,550,000	2,379,793
CPI Property Group SA 3.75% (Reg. S) (d)(j)	EUR	6,840,000	2,863,901
Grand City Properties SA 1.5% (Reg. S) (d)(j)	EUR	10,500,000	6,365,675
Heimstaden Bostad AB:
3.248% (Reg. S) (d)(j)	EUR	11,640,000	8,565,912
3.625% (Reg. S) (d)(j)	EUR	600,000	389,132
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (d)(j)	EUR	5,240,000	1,171,486
			32,566,077
UTILITIES - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (Reg. S) (d)(j)	GBP	3,300,000	4,084,336
TOTAL PREFERRED SECURITIES (Cost $220,362,876)			169,541,869

Money Market Funds - 3.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (x)	1,002,645,378	1,002,845,907
Fidelity Securities Lending Cash Central Fund 5.39% (x)(y)	168,809,305	168,826,186
TOTAL MONEY MARKET FUNDS (Cost $1,171,616,138)		1,171,672,093

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	22,700,000	794,812
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.778% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	23,000,000	770,213
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.3525% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	11,300,000	575,869
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.8225% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	35,900,000	1,147,294

TOTAL PUT OPTIONS			3,288,188
Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.7375% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	22,700,000	826,823
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.778% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	23,000,000	875,649
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.3525% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	11,300,000	242,007
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.8225% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	35,900,000	1,438,387

TOTAL CALL OPTIONS			3,382,866
TOTAL PURCHASED SWAPTIONS (Cost $6,759,028)			6,671,054

TOTAL INVESTMENT IN SECURITIES - 111.8% (Cost $41,806,371,818)	39,308,883,153
NET OTHER ASSETS (LIABILITIES) - (11.8)%	(4,160,918,118)
NET ASSETS - 100.0%	35,147,965,035

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 3/1/54	(58,300,000)	(47,444,891)
2% 3/1/54	(116,575,000)	(94,869,434)
2% 3/1/54	(4,400,000)	(3,580,746)
2% 3/1/54	(137,950,000)	(112,264,538)
2% 3/1/54	(107,100,000)	(87,158,623)
2% 3/1/54	(10,700,000)	(8,707,724)
2% 3/1/54	(5,125,000)	(4,170,756)
2% 3/1/54	(55,075,000)	(44,820,365)
2.5% 3/1/54	(3,150,000)	(2,665,410)
2.5% 3/1/54	(27,350,000)	(23,142,528)
3% 3/1/54	(30,425,000)	(26,681,192)
3% 3/1/54	(124,800,000)	(109,443,310)
6.5% 3/1/54	(58,050,000)	(58,843,654)
6.5% 3/1/54	(51,950,000)	(52,660,255)

TOTAL GINNIE MAE		(676,453,426)

Uniform Mortgage Backed Securities
2% 3/1/54	(22,650,000)	(17,804,051)
2% 3/1/54	(26,950,000)	(21,184,069)
2% 3/1/54	(19,000,000)	(14,934,965)
2% 3/1/54	(3,500,000)	(2,751,178)
2% 3/1/54	(86,550,000)	(68,032,697)
2% 3/1/54	(19,200,000)	(15,092,175)
2% 3/1/54	(183,200,000)	(144,004,507)
2% 3/1/54	(17,100,000)	(13,441,469)
2% 3/1/54	(36,325,000)	(28,553,295)
2% 3/1/54	(45,600,000)	(35,843,916)
2.5% 3/1/54	(51,800,000)	(42,556,938)
2.5% 3/1/54	(5,900,000)	(4,847,219)
3% 3/1/54	(5,600,000)	(4,791,063)
3% 3/1/54	(178,350,000)	(152,586,790)
3% 3/1/54	(17,200,000)	(14,715,407)
4.5% 3/1/54	(16,525,000)	(15,638,072)
5% 3/1/54	(64,300,000)	(62,360,956)
5.5% 3/1/54	(11,200,000)	(11,080,125)
5.5% 3/1/54	(18,075,000)	(17,881,541)
5.5% 3/1/54	(4,575,000)	(4,526,033)
5.5% 3/1/54	(5,175,000)	(5,119,611)
6% 3/1/54	(925,000)	(929,047)
6% 3/1/54	(9,200,000)	(9,240,250)
6% 3/1/54	(19,400,000)	(19,484,875)
6% 3/1/54	(12,400,000)	(12,454,250)
6% 3/1/54	(7,300,000)	(7,331,938)
6% 3/1/54	(26,800,000)	(26,917,250)
6% 3/1/54	(15,200,000)	(15,266,500)
6% 3/1/54	(6,900,000)	(6,930,188)
6.5% 3/1/54	(8,400,000)	(8,547,000)
6.5% 3/1/54	(5,900,000)	(6,003,250)
6.5% 3/1/54	(20,400,000)	(20,757,000)
6.5% 3/1/54	(33,700,000)	(34,289,750)
6.5% 3/1/54	(17,900,000)	(18,213,250)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(884,110,625)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,562,761,870)		(1,560,564,051)

Written Swaptions
	Expiration Date	Notional Amount (a)	Value ($)
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 4.04% and pay a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring November 2033.	11/16/28	84,000,000	(2,972,285)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.7675%, expiring September 2033.	9/20/28	2,700,000	(104,949)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.502% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring January 2034.	1/04/29	10,300,000	(455,975)

TOTAL PUT SWAPTIONS			(3,533,209)
Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and pay a fixed rate of 4.04%, expiring November 2033.	11/16/28	84,000,000	(4,063,660)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.7675 and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring September 2033.	9/20/28	2,700,000	(112,965)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.502% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring January 2034.	1/04/29	10,300,000	(378,505)

TOTAL CALL SWAPTIONS			(4,555,130)
TOTAL WRITTEN SWAPTIONS			(8,088,339)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	86	Mar 2024	6,429,404	83,730	83,730
TME 10 Year Canadian Note Contracts (Canada)	317	Jun 2024	27,998,961	75,512	75,512

TOTAL BOND INDEX CONTRACTS					159,242

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	13	Jun 2024	1,435,688	5,160	5,160
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,794	Jun 2024	367,321,500	192,604	192,604
CBOT 5-Year U.S. Treasury Note Contracts (United States)	24,218	Jun 2024	2,589,055,563	4,792,984	4,792,984
CBOT Long Term U.S. Treasury Bond Contracts (United States)	576	Jun 2024	68,688,000	673,713	673,713

TOTAL TREASURY CONTRACTS					5,664,461

TOTAL PURCHASED					5,823,703

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	79	Jun 2024	9,781,702	(74,072)	(74,072)

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	3,427	Jun 2024	378,469,313	(1,323,351)	(1,323,351)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	206	Jun 2024	22,022,688	(42,257)	(42,257)

TOTAL TREASURY CONTRACTS					(1,365,608)

TOTAL SOLD					(1,439,680)

TOTAL FUTURES CONTRACTS					4,384,023
The notional amount of futures purchased as a percentage of Net Assets is 8.7%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $3,815,191,971.
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CAD	106,000	USD	78,147	JPMorgan Chase Bank, N.A.	3/04/24	(43)
EUR	2,167,000	USD	2,344,694	Citibank, N. A.	3/04/24	(2,600)
GBP	3,492,000	USD	4,415,793	JPMorgan Chase Bank, N.A.	3/05/24	(7,814)
CAD	836,000	USD	626,273	JPMorgan Chase Bank, N.A.	4/12/24	(9,913)
CAD	582,000	USD	429,317	JPMorgan Chase Bank, N.A.	4/12/24	(223)
CAD	250,000	USD	185,115	State Street Bank and Trust Co	4/12/24	(796)
EUR	395,000	USD	429,288	BNP Paribas S.A.	4/12/24	(1,666)
EUR	1,814,000	USD	1,956,199	Bank of America, N.A.	4/12/24	7,616
EUR	2,295,000	USD	2,486,481	Bank of America, N.A.	4/12/24	(1,941)
EUR	2,457,000	USD	2,676,531	Canadian Imperial Bk. of Comm.	4/12/24	(16,611)
EUR	2,324,000	USD	2,509,173	Canadian Imperial Bk. of Comm.	4/12/24	6,762
EUR	2,872,000	USD	3,112,674	Citibank, N. A.	4/12/24	(3,480)
EUR	4,097,000	USD	4,480,017	JPMorgan Chase Bank, N.A.	4/12/24	(44,653)
EUR	250,000	USD	268,569	JPMorgan Chase Bank, N.A.	4/12/24	2,079
GBP	496,000	USD	628,938	Bank of America, N.A.	4/12/24	(2,685)
GBP	1,563,000	USD	1,981,605	Bank of America, N.A.	4/12/24	(8,150)
GBP	3,223,000	USD	4,110,205	Brown Brothers Harriman & Co	4/12/24	(40,822)
GBP	905,000	USD	1,152,563	Brown Brothers Harriman & Co	4/12/24	(9,903)
GBP	3,133,000	USD	3,975,912	Brown Brothers Harriman & Co	4/12/24	(20,163)
GBP	2,858,000	USD	3,611,568	Canadian Imperial Bk. of Comm.	4/12/24	(3,036)
GBP	118,000	USD	150,303	Goldman Sachs Bank USA	4/12/24	(1,315)
GBP	1,107,000	USD	1,404,835	JPMorgan Chase Bank, N.A.	4/12/24	(7,129)
GBP	356,000	USD	452,287	JPMorgan Chase Bank, N.A.	4/12/24	(2,799)
GBP	4,281,000	USD	5,387,758	JPMorgan Chase Bank, N.A.	4/12/24	17,463
GBP	3,451,000	USD	4,378,001	JPMorgan Chase Bank, N.A.	4/12/24	(20,744)
JPY	3,215,100,000	USD	22,384,803	JPMorgan Chase Bank, N.A.	4/12/24	(801,808)
USD	394,523	AUD	588,000	Brown Brothers Harriman & Co	4/12/24	11,839
USD	271,361	CAD	366,000	Brown Brothers Harriman & Co	4/12/24	1,518
USD	228,975	CAD	309,000	Brown Brothers Harriman & Co	4/12/24	1,157
USD	180,147	CAD	244,000	Brown Brothers Harriman & Co	4/12/24	252
USD	973,147	CAD	1,302,000	JPMorgan Chase Bank, N.A.	4/12/24	13,216
USD	1,551,631	EUR	1,408,000	BNP Paribas S.A.	4/12/24	27,347
USD	2,952,355	EUR	2,710,000	BNP Paribas S.A.	4/12/24	18,541
USD	7,024,122	EUR	6,394,000	Brown Brothers Harriman & Co	4/12/24	102,052
USD	3,613,866	EUR	3,316,000	Brown Brothers Harriman & Co	4/12/24	24,003
USD	2,920,185	EUR	2,680,000	Canadian Imperial Bk. of Comm.	4/12/24	18,848
USD	477,216	EUR	437,000	Canadian Imperial Bk. of Comm.	4/12/24	4,125
USD	6,010,838	EUR	5,544,000	Canadian Imperial Bk. of Comm.	4/12/24	8,968
USD	54,355	EUR	50,000	Canadian Imperial Bk. of Comm.	4/12/24	226
USD	723,060	EUR	665,000	Canadian Imperial Bk. of Comm.	4/12/24	3,139
USD	396,653,952	EUR	361,276,000	Citibank, N. A.	4/12/24	5,540,762
USD	1,045,771	EUR	965,000	Goldman Sachs Bank USA	4/12/24	1,073
USD	24,427,235	EUR	22,204,000	JPMorgan Chase Bank, N.A.	4/12/24	389,444
USD	392,566	EUR	360,000	JPMorgan Chase Bank, N.A.	4/12/24	2,835
USD	489,588	GBP	383,000	BNP Paribas S.A.	4/12/24	6,009
USD	183,994,295	GBP	144,628,000	Bank of America, N.A.	4/12/24	1,385,942
USD	3,456,796	GBP	2,733,000	JPMorgan Chase Bank, N.A.	4/12/24	6,090
USD	22,708,758	JPY	3,218,150,000	Royal Bank of Canada	4/12/24	1,105,288
USD	4,578,447	JPY	682,100,000	Royal Bank of Canada	4/12/24	(497)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						7,697,803
Unrealized Appreciation						8,706,594
Unrealized Depreciation						(1,008,791)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(4)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		6,120,000	48,950	(66,063)	(17,113)
CMBX N.A. AAA Index Series 13		Dec 2072	Merrill Lynch Capital Services, Inc.	(0.5%)	Monthly		6,260,000	50,070	(104,792)	(54,722)
CMBX N.A. BBB- Index Series 13		Dec 2072	Goldman Sachs & Co. LLC	(3%)	Monthly		2,650,000	594,631	(706,056)	(111,425)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		1,010,000	161,013	(279,481)	(118,468)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		1,400,000	223,186	(344,481)	(121,295)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		2,650,000	422,460	(649,620)	(227,160)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		2,200,000	350,721	(582,560)	(231,839)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		500,000	79,709	(116,178)	(36,469)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		1,410,000	224,781	(316,771)	(91,990)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		3,610,000	575,502	(816,977)	(241,475)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		1,820,000	290,142	(523,487)	(233,345)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		1,750,000	278,983	(422,783)	(143,800)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		510,000	81,304	(134,977)	(53,673)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		900,000	143,477	(175,794)	(32,317)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		2,970,000	473,474	(863,368)	(389,894)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		4,910,000	782,746	(1,448,413)	(665,667)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		2,230,000	355,504	(574,712)	(219,208)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		1,800,000	286,954	(511,778)	(224,824)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		1,340,000	213,621	(377,741)	(164,120)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		1,200,000	191,303	(319,156)	(127,853)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		1,280,000	204,056	(389,998)	(185,942)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,990,000	317,243	(473,726)	(156,483)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,460,000	232,751	(338,227)	(105,476)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,670,000	266,229	(402,869)	(136,640)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		2,380,000	379,417	(605,924)	(226,507)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,670,000	266,229	(415,581)	(149,352)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,680,000	267,824	(420,133)	(152,309)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		900,000	143,477	(151,492)	(8,015)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,800,000	286,954	(305,268)	(18,314)
CMBX N.A. BBB- Index Series 17		Dec 2056	Citigroup Global Markets Ltd.	(3%)	Monthly		1,600,000	219,048	(262,803)	(43,755)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly		1,400,000	191,667	(202,949)	(11,282)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,500,000	205,358	(212,153)	(6,795)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		800,000	109,524	(115,971)	(6,447)
Intesa Sanpaolo SpA		Jun 2028	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	7,980,000	(146,425)	9,938	(136,487)

TOTAL BUY PROTECTION								8,771,883	(13,622,344)	(4,850,461)
Sell Protection
5-Year CDX N.A. EM Series 40	NR	Dec 2028	ICE	1%	Quarterly		3,300,000	31,264	0	31,264
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		12,380,000	(99,020)	290,021	191,001
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly		8,240,000	(123,579)	221,464	97,885
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly		12,840,000	(236,465)	384,367	147,902

TOTAL SELL PROTECTION								(427,800)	895,852	468,052
TOTAL CREDIT DEFAULT SWAPS								8,344,083	(12,726,492)	(4,382,409)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Notional amount is stated in U.S. Dollars unless otherwise noted.

(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Mar 2026	457,869,000	2,702,330	0	2,702,330
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.5%	Annual	LCH	Mar 2027	197,040,000	1,079,119	0	1,079,119
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Mar 2029	64,473,000	432,345	0	432,345
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Mar 2031	111,880,000	938,271	0	938,271
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Mar 2044	12,896,000	67,008	0	67,008
4%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Mar 2054	5,029,000	(34,267)	0	(34,267)
TOTAL INTEREST RATE SWAPS							5,184,806	0	5,184,806

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
JPY	-	Japanese yen
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,716,933,996 or 19.1% of net assets.

(c)	Non-income producing - Security is in default.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,802,840 or 0.0% of net assets.

(i)	Level 3 security
(j)	Security is perpetual in nature with no stated maturity date.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $46,165,795.
(l)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $521,551.

(m)	Security or a portion of the security is on loan at period end.
(n)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $31,416,773.

(o)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $21,058,056.
(p)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(q)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(r)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(s)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(t)	Non-income producing
(u)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(v)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $649,513 and $649,922, respectively.

(w)	The coupon rate will be determined upon settlement of the loan after period end.
(x)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(y)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	5,862

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	1,623,231

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	552,247,527	7,102,349,149	6,651,750,769	27,585,082	-	-	1,002,845,907	1.9%
Fidelity Securities Lending Cash Central Fund 5.39%	264,834,750	3,775,431,624	3,871,440,188	121,524	-	-	168,826,186	0.5%
Total	817,082,277	10,877,780,773	10,523,190,957	27,706,606	-	-	1,171,672,093

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	2,000,753	-	-	2,000,753
Consumer Discretionary	2,968,288	1,772,627	-	1,195,661
Energy	28,461,819	19,170,375	-	9,291,444
Financials	7,469,129	4,115,099	-	3,354,030
Health Care	2,948,968	2,948,968	-	-
Industrials	2,980,553	2,297,966	-	682,587
Information Technology	5,351,922	2,831,248	-	2,520,674
Real Estate	3,933,543	3,417,490	516,053	-
Utilities	90,366	-	-	90,366

Corporate Bonds	10,295,738,564	-	10,292,826,804	2,911,760

U.S. Government and Government Agency Obligations	11,665,429,125	-	11,665,429,125	-

U.S. Government Agency - Mortgage Securities	8,529,346,207	-	8,529,346,207	-

Asset-Backed Securities	2,349,373,084	-	2,349,373,077	7

Collateralized Mortgage Obligations	644,899,878	-	644,899,466	412

Commercial Mortgage Securities	2,007,485,774	-	1,990,900,570	16,585,204

Foreign Government and Government Agency Obligations	427,562,564	-	427,562,564	-

Supranational Obligations	44,780,198	-	44,780,198	-

Bank Loan Obligations	1,914,271,572	-	1,895,746,374	18,525,198

Bank Notes	25,905,830	-	25,905,830	-

Preferred Securities	169,541,869	-	169,506,119	35,750

Money Market Funds	1,171,672,093	1,171,672,093	-	-

Purchased Swaptions	6,671,054	-	6,671,054	-
Total Investments in Securities:	39,308,883,153	1,208,225,866	38,043,463,441	57,193,846
Derivative Instruments: Assets
Futures Contracts	5,823,703	5,823,703	-	-
Forward Foreign Currency Contracts	8,706,594	-	8,706,594	-
Swaps	14,168,645	-	14,168,645	-
Total Assets	28,698,942	5,823,703	22,875,239	-
Liabilities
Futures Contracts	(1,439,680)	(1,439,680)	-	-
Forward Foreign Currency Contracts	(1,008,791)	-	(1,008,791)	-
Swaps	(639,756)	-	(639,756)	-
Written Swaptions	(8,088,339)	-	(8,088,339)	-
Total Liabilities	(11,176,566)	(1,439,680)	(9,736,886)	-
Total Derivative Instruments:	17,522,376	4,384,023	13,138,353	-
Other Financial Instruments:
TBA Sale Commitments	(1,560,564,051)	-	(1,560,564,051)	-
Total Other Financial Instruments:	(1,560,564,051)	-	(1,560,564,051)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)(b)	8,949,572	(605,489)
Total Credit Risk	8,949,572	(605,489)
Foreign Exchange Risk
Forward Foreign Currency Contracts (c)	8,706,594	(1,008,791)
Total Foreign Exchange Risk	8,706,594	(1,008,791)
Interest Rate Risk
Futures Contracts (d)	5,823,703	(1,439,680)
Purchased Swaptions (e)	6,671,054	0
Swaps (a)	5,219,073	(34,267)
Written Swaptions (f)	0	(8,088,339)
Total Interest Rate Risk	17,713,830	(9,562,286)
Total Value of Derivatives	35,369,996	(11,176,566)

(a)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).

(b)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

(c)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(d)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(e)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.

(f)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $163,486,417) - See accompanying schedule:
Unaffiliated issuers (cost $40,634,755,680)	$38,137,211,060
Fidelity Central Funds (cost $1,171,616,138)	1,171,672,093

Total Investment in Securities (cost $41,806,371,818)		$39,308,883,153
Segregated cash with brokers for derivative instruments		424,090
Cash		5,561,378
Foreign currency held at value (cost $1,517,067)		1,512,818
Receivable for investments sold
Regular delivery		22,964,310
Delayed delivery		2,073,000
Receivable for premium on written options		8,192,250
Receivable for TBA sale commitments		1,562,761,870
Unrealized appreciation on forward foreign currency contracts		8,706,594
Receivable for fund shares sold		56,488,728
Dividends receivable		21,578
Interest receivable		297,107,683
Distributions receivable from Fidelity Central Funds		4,584,065
Receivable for daily variation margin on futures contracts		309,380
Bi-lateral OTC swaps, at value		8,918,308
Receivable from investment adviser for expense reductions		408,510
Other receivables		408,722
Total assets		41,289,326,437
Liabilities
Payable for investments purchased
Regular delivery	$204,656,856
Delayed delivery	4,125,779,001
TBA sale commitments, at value	1,560,564,051
Unrealized depreciation on forward foreign currency contracts	1,008,791
Payable for fund shares redeemed	44,996,294
Distributions payable	12,385,371
Bi-lateral OTC swaps, at value	605,489
Accrued management fee	8,546,921
Distribution and service plan fees payable	350,497
Payable for daily variation margin on centrally cleared swaps	486,789
Written options, at value (premium receivable $8,192,250)	8,088,339
Other affiliated payables	4,602,967
Other payables and accrued expenses	463,850
Collateral on securities loaned	168,826,186
Total Liabilities		6,141,361,402
Commitments and contingent liabilities (see Commitments note)
Net Assets		$35,147,965,035
Net Assets consist of:
Paid in capital		$39,380,355,838
Total accumulated earnings (loss)		(4,232,390,803)
Net Assets		$35,147,965,035

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($893,123,982 ÷ 94,792,509 shares)(a)		$9.42
Maximum offering price per share (100/96.00 of $9.42)		$9.81
Class M :
Net Asset Value and redemption price per share ($296,172,419 ÷ 31,491,972 shares)(a)		$9.40
Maximum offering price per share (100/96.00 of $9.40)		$9.79
Class C :
Net Asset Value and offering price per share ($124,112,834 ÷ 13,168,928 shares)(a)		$9.42
Total Bond :
Net Asset Value, offering price and redemption price per share ($14,420,106,782 ÷ 1,531,184,876 shares)		$9.42
Class I :
Net Asset Value, offering price and redemption price per share ($10,812,317,999 ÷ 1,149,917,360 shares)		$9.40
Class Z :
Net Asset Value, offering price and redemption price per share ($8,602,131,019 ÷ 914,801,943 shares)		$9.40
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Dividends		$5,937,859
Interest		791,041,366
Income from Fidelity Central Funds (including $121,524 from security lending)		27,706,606
Total Income		824,685,831
Expenses
Management fee	$48,367,531
Transfer agent fees	17,159,133
Distribution and service plan fees	2,000,225
Fund wide operations fee	8,869,887
Independent trustees' fees and expenses	51,859
Legal	210,270
Total expenses before reductions	76,658,905
Expense reductions	(1,705,492)
Total expenses after reductions		74,953,413
Net Investment income (loss)		749,732,418
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(214,521,439)
Forward foreign currency contracts	6,060,988
Foreign currency transactions	645,414
Futures contracts	(21,184,571)
Swaps	(13,121,516)
Total net realized gain (loss)		(242,121,124)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	478,614,772
Forward foreign currency contracts	127,448
Assets and liabilities in foreign currencies	(59,713)
Futures contracts	7,986,752
Swaps	2,317,804
Written options	103,911
TBA Sale commitments	8,880,455
Total change in net unrealized appreciation (depreciation)		497,971,429
Net gain (loss)		255,850,305
Net increase (decrease) in net assets resulting from operations		$1,005,582,723
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$749,732,418	$1,238,601,056
Net realized gain (loss)	(242,121,124)	(1,202,593,379)
Change in net unrealized appreciation (depreciation)	497,971,429	16,691,444
Net increase (decrease) in net assets resulting from operations	1,005,582,723	52,699,121
Distributions to shareholders	(717,273,348)	(1,223,895,143)

Share transactions - net increase (decrease)	3,013,008,373	3,426,795,976
Total increase (decrease) in net assets	3,301,317,748	2,255,599,954

Net Assets
Beginning of period	31,846,647,287	29,591,047,333
End of period	$35,147,965,035	$31,846,647,287

Financial Highlights
Fidelity Advisor® Total Bond Fund Class A

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.34	$9.70	$11.23	$11.52	$11.00	$10.38
Income from Investment Operations
Net investment income (loss) A,B	.199	.367	.237	.224	.269	.300
Net realized and unrealized gain (loss)	.071	(.364)	(1.524)	.006	.521	.646
Total from investment operations	.270	.003	(1.287)	.230	.790	.946
Distributions from net investment income	(.190)	(.363)	(.238)	(.214)	(.260)	(.326)
Distributions from net realized gain	-	-	(.005)	(.306)	(.010)	-
Total distributions	(.190)	(.363)	(.243)	(.520)	(.270)	(.326)
Net asset value, end of period	$9.42	$9.34	$9.70	$11.23	$11.52	$11.00
Total Return C,D,E	2.94%	.07%	(11.59)%	2.09%	7.30%	9.32%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.75% H	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75% H	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75% H	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	4.31% H	3.90%	2.25%	2.01%	2.42%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$893,124	$835,581	$729,405	$900,239	$803,222	$614,156
Portfolio turnover rate I	207% H	177%	129%	195%	222%	170% J

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Total Bond Fund Class M

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.32	$9.68	$11.21	$11.50	$10.98	$10.36
Income from Investment Operations
Net investment income (loss) A,B	.199	.367	.237	.224	.268	.300
Net realized and unrealized gain (loss)	.071	(.365)	(1.525)	.006	.522	.646
Total from investment operations	.270	.002	(1.288)	.230	.790	.946
Distributions from net investment income	(.190)	(.362)	(.237)	(.214)	(.260)	(.326)
Distributions from net realized gain	-	-	(.005)	(.306)	(.010)	-
Total distributions	(.190)	(.362)	(.242)	(.520)	(.270)	(.326)
Net asset value, end of period	$9.40	$9.32	$9.68	$11.21	$11.50	$10.98
Total Return C,D,E	2.94%	.06%	(11.62)%	2.09%	7.31%	9.33%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.75% H	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75% H	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75% H	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	4.31% H	3.90%	2.25%	2.01%	2.42%	2.86%
Supplemental Data
Net assets, end of period (000 omitted)	$296,172	$291,127	$301,768	$373,315	$369,850	$343,191
Portfolio turnover rate I	207% H	177%	129%	195%	222%	170% J

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Total Bond Fund Class C

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.34	$9.70	$11.24	$11.53	$11.01	$10.39
Income from Investment Operations
Net investment income (loss) A,B	.164	.295	.157	.139	.184	.220
Net realized and unrealized gain (loss)	.071	(.364)	(1.535)	.006	.521	.646
Total from investment operations	.235	(.069)	(1.378)	.145	.705	.866
Distributions from net investment income	(.155)	(.291)	(.157)	(.129)	(.175)	(.246)
Distributions from net realized gain	-	-	(.005)	(.306)	(.010)	-
Total distributions	(.155)	(.291)	(.162)	(.435)	(.185)	(.246)
Net asset value, end of period	$9.42	$9.34	$9.70	$11.24	$11.53	$11.01
Total Return C,D,E	2.54%	(.70)%	(12.35)%	1.31%	6.49%	8.49%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.53% H	1.52%	1.52%	1.51%	1.51%	1.52%
Expenses net of fee waivers, if any	1.53% H	1.52%	1.52%	1.51%	1.51%	1.52%
Expenses net of all reductions	1.52% H	1.52%	1.52%	1.51%	1.51%	1.52%
Net investment income (loss)	3.54% H	3.13%	1.49%	1.24%	1.66%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$124,113	$109,821	$112,311	$171,689	$205,949	$153,944
Portfolio turnover rate I	207% H	177%	129%	195%	222%	170% J

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Total Bond Fund

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.33	$9.69	$11.23	$11.52	$11.00	$10.38
Income from Investment Operations
Net investment income (loss) A,B	.213	.396	.267	.258	.301	.333
Net realized and unrealized gain (loss)	.081	(.365)	(1.533)	.005	.522	.645
Total from investment operations	.294	.031	(1.266)	.263	.823	.978
Distributions from net investment income	(.204)	(.391)	(.269)	(.247)	(.293)	(.358)
Distributions from net realized gain	-	-	(.005)	(.306)	(.010)	-
Total distributions	(.204)	(.391)	(.274)	(.553)	(.303)	(.358)
Net asset value, end of period	$9.42	$9.33	$9.69	$11.23	$11.52	$11.00
Total Return C,D	3.20%	.36%	(11.42)%	2.39%	7.62%	9.65%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	4.61% G	4.20%	2.55%	2.30%	2.72%	3.17%
Supplemental Data
Net assets, end of period (000 omitted)	$14,420,107	$14,131,225	$14,816,563	$16,260,424	$16,158,697	$14,074,694
Portfolio turnover rate H	207% G	177%	129%	195%	222%	170% I

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Total Bond Fund Class I

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.32	$9.68	$11.21	$11.50	$10.98	$10.36
Income from Investment Operations
Net investment income (loss) A,B	.210	.390	.262	.252	.296	.326
Net realized and unrealized gain (loss)	.071	(.364)	(1.524)	.006	.521	.646
Total from investment operations	.281	.026	(1.262)	.258	.817	.972
Distributions from net investment income	(.201)	(.386)	(.263)	(.242)	(.287)	(.352)
Distributions from net realized gain	-	-	(.005)	(.306)	(.010)	-
Total distributions	(.201)	(.386)	(.268)	(.548)	(.297)	(.352)
Net asset value, end of period	$9.40	$9.32	$9.68	$11.21	$11.50	$10.98
Total Return C,D	3.07%	.31%	(11.40)%	2.34%	7.58%	9.61%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.50% G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% G	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% G	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	4.56% G	4.15%	2.50%	2.25%	2.67%	3.12%
Supplemental Data
Net assets, end of period (000 omitted)	$10,812,318	$9,287,826	$7,251,751	$8,422,197	$7,629,091	$6,348,237
Portfolio turnover rate H	207% G	177%	129%	195%	222%	170% I

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Total Bond Fund Class Z

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.32	$9.68	$11.21	$11.50	$10.98	$10.36
Income from Investment Operations
Net investment income (loss) A,B	.217	.403	.278	.267	.311	.340
Net realized and unrealized gain (loss)	.071	(.364)	(1.525)	.006	.522	.647
Total from investment operations	.288	.039	(1.247)	.273	.833	.987
Distributions from net investment income	(.208)	(.399)	(.278)	(.257)	(.303)	(.367)
Distributions from net realized gain	-	-	(.005)	(.306)	(.010)	-
Total distributions	(.208)	(.399)	(.283)	(.563)	(.313)	(.367)
Net asset value, end of period	$9.40	$9.32	$9.68	$11.21	$11.50	$10.98
Total Return C,D	3.14%	.45%	(11.27)%	2.48%	7.73%	9.76%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.40% G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.36% G	.36%	.36%	.36%	.36%	.36%
Expenses net of all reductions	.36% G	.36%	.36%	.36%	.36%	.36%
Net investment income (loss)	4.71% G	4.29%	2.64%	2.39%	2.81%	3.26%
Supplemental Data
Net assets, end of period (000 omitted)	$8,602,131	$7,191,067	$6,379,250	$8,023,946	$5,723,315	$3,774,546
Portfolio turnover rate H	207% G	177%	129%	195%	222%	170% I

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024

1. Organization.
Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Total Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations, are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Total Bond Fund	$408,031

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures and options transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, capital loss carryforwards and losses deferred due to wash sales, excise tax regulations and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$285,487,551
Gross unrealized depreciation	(2,673,865,575)
Net unrealized appreciation (depreciation)	$(2,388,378,024)
Tax cost	$41,712,447,130

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(788,677,536)
Long-term	(836,524,558)
Total capital loss carryforward	$(1,625,202,094)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount	Unrealized Appreciation (Depreciation)
Fidelity Total Bond Fund	Level 3 Financing, Inc. 1LN note 11% 11/15/29	$1,990,706	$ -
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Total Bond Fund
Credit Risk
Swaps	(632,968)	(3,463,419)
Total Credit Risk	(632,968)	(3,463,419)
Foreign Exchange Risk
Forward Foreign Currency Contracts	6,060,988	127,448
Total Foreign Exchange Risk	6,060,988	127,448
Interest Rate Risk
Futures Contracts	(21,184,571)	7,986,752
Purchased Options	105,560	(101,438)
Written Options	-	103,911
Swaps	(12,488,548)	5,781,223
Total Interest Rate Risk	(33,567,559)	13,770,448
Totals	(28,139,539)	10,434,477

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Bond Fund	20,495,818,113	19,599,976,850
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

During January 2024, the Board approved changes to the management fee effective March 1, 2024. The Fund will pay a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$1,074,896	$65,189
Class M	- %	.25%	361,204	1,546
Class C	.75%	.25%	564,125	164,548
			$2,000,225	$231,283

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$93,463
Class M	4,582
Class C A	338
$98,383

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond and Class Z. FIIOC receives an asset-based fee of Total Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$642,212.15
Class M	213,919.15
Class C	93,168.17
Total Bond	6,949,046.10
Class I	7,323,915.15
Class Z	1,936,873.05
	$17,159,133
A Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Fidelity Total Bond Fund	.05%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Total Bond Fund	$48

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services. Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) will be amended to provide that the investment adviser will pay FIA monthly fees at an annual rate of 0.30% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Total Bond Fund	$11,401	$-	$-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$1,629,622

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $75,870.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2024	Year ended August 31, 2023
Fidelity Total Bond Fund
Distributions to shareholders
Class A	$ 17,594,992	$29,313,852
Class M	5,916,232	11,280,779
Class C	1,872,523	3,292,973
Total Bond	305,216,756	580,079,347
Class I	213,189,028	331,812,591
Class Z	173,483,817	268,115,601
Total	$717,273,348	$1,223,895,143
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2024	Year ended August 31, 2023	Six months ended February 29, 2024	Year ended August 31, 2023
Fidelity Total Bond Fund
Class A
Shares sold	17,492,496	31,496,069	$162,840,403	$297,683,264
Reinvestment of distributions	1,857,961	3,041,689	17,284,924	28,656,228
Shares redeemed	(14,050,646)	(20,276,514)	(130,671,636)	(191,091,866)
Net increase (decrease)	5,299,811	14,261,244	$49,453,691	$135,247,626
Class M
Shares sold	4,342,904	7,723,677	$40,475,195	$72,808,141
Reinvestment of distributions	634,275	1,193,780	5,886,782	11,223,357
Shares redeemed	(4,722,619)	(8,862,373)	(43,891,776)	(83,493,790)
Net increase (decrease)	254,560	55,084	$2,470,201	$537,708
Class C
Shares sold	3,386,761	4,274,731	$31,809,176	$40,409,231
Reinvestment of distributions	197,270	340,360	1,835,948	3,207,040
Shares redeemed	(2,173,750)	(4,437,146)	(20,205,206)	(41,762,472)
Net increase (decrease)	1,410,281	177,945	$13,439,918	$1,853,799
Total Bond
Shares sold	235,395,085	408,163,826	$2,197,279,994	$3,836,234,230
Reinvestment of distributions	28,950,751	54,228,842	269,183,270	510,422,634
Shares redeemed	(247,336,242)	(477,138,941)	(2,279,056,353)	(4,459,488,339)
Net increase (decrease)	17,009,594	(14,746,273)	$187,406,911	$(112,831,475)
Class I
Shares sold	280,691,866	486,572,554	$2,606,104,107	$4,574,529,789
Reinvestment of distributions	22,373,504	33,954,063	207,819,070	319,340,003
Shares redeemed	(149,928,497)	(273,236,836)	(1,385,144,406)	(2,565,015,312)
Net increase (decrease)	153,136,873	247,289,781	$1,428,778,771	$2,328,854,480
Class Z
Shares sold	237,391,351	339,028,298	$2,201,446,634	$3,195,114,991
Reinvestment of distributions	14,701,323	22,583,760	136,594,075	212,295,381
Shares redeemed	(108,995,212)	(249,165,559)	(1,006,581,828)	(2,334,276,534)
Net increase (decrease)	143,097,462	112,446,499	$1,331,458,881	$1,073,133,838
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024
Fidelity® Total Bond Fund
Class A	.75%
Actual		$ 1,000	$ 1,029.40	$ 3.78
Hypothetical-B		$ 1,000	$ 1,021.13	$ 3.77
Class M	.75%
Actual		$ 1,000	$ 1,029.40	$ 3.78
Hypothetical-B		$ 1,000	$ 1,021.13	$ 3.77
Class C	1.53%
Actual		$ 1,000	$ 1,025.40	$ 7.70
Hypothetical-B		$ 1,000	$ 1,017.26	$ 7.67
Fidelity® Total Bond Fund	.45%
Actual		$ 1,000	$ 1,032.00	$ 2.27
Hypothetical-B		$ 1,000	$ 1,022.63	$ 2.26
Class I	.50%
Actual		$ 1,000	$ 1,030.70	$ 2.52
Hypothetical-B		$ 1,000	$ 1,022.38	$ 2.51
Class Z	.36%
Actual		$ 1,000	$ 1,031.40	$ 1.82
Hypothetical-B		$ 1,000	$ 1,023.07	$ 1.81

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Total Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (retail class, which was selected because it is the largest class without 12b-1 fees in 2022); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund's retail class ranked below the competitive median of the similar sales load structure group for 2022 and above the competitive median of the total expense asset size peer group for 2022.

The Board also noted that if funds in a fund complex with a unique at-cost service model were excluded from the total expense asset size peer group, the total expense ratio for the retail class was below the total expense asset size peer group. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure than the others, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.
Other Contractual Arrangements. The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board. The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2024.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Board Approval of Investment Advisory Contracts
Fidelity Total Bond Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan), and FIL Investment Advisors (FIL). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure that eliminates the existing group fee schedule and fixes the management fee rate at the sum of the individual fee rate and the lowest marginal contractual group fee rate under the current management contract. The Board noted that shareholders in the affected funds are not currently impacted by changes in the group fee rate due to other existing contractual arrangements such as contractual expense caps or other contracts that fix total fund-level expenses at specific rates. The Board considered that the Management Contract would result in the same or lower fees for the fund.
Sub-Advisory Contracts. In connection with the Management Contract changes, the Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board further noted that the agreements with FIL were amended to provide that FMR will compensate FIL at a flat fee rate of 0.30% of the net assets sub-advised by it. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	29,408,520,731.18	96.84
Withheld	958,659,352.64	3.16
TOTAL	30,367,180,083.82	100.00
Jennifer Toolin McAuliffe
Affirmative	29,484,249,185.02	97.09
Withheld	882,930,898.80	2.91
TOTAL	30,367,180,083.82	100.00
Christine J. Thompson
Affirmative	29,483,889,948.58	97.09
Withheld	883,290,135.24	2.91
TOTAL	30,367,180,083.82	100.00
Elizabeth S. Acton
Affirmative	29,471,265,000.64	97.05
Withheld	895,915,083.18	2.95
TOTAL	30,367,180,083.82	100.00
Laura M. Bishop
Affirmative	29,508,015,754.27	97.17
Withheld	859,164,329.55	2.83
TOTAL	30,367,180,083.82	100.00
Ann E. Dunwoody
Affirmative	29,470,432,034.14	97.05
Withheld	896,748,049.68	2.95
TOTAL	30,367,180,083.82	100.00
John Engler
Affirmative	29,326,181,411.39	96.57
Withheld	1,040,998,672.43	3.43
TOTAL	30,367,180,083.82	100.00
Robert F. Gartland
Affirmative	29,422,803,481.93	96.89
Withheld	944,376,601.89	3.11
TOTAL	30,367,180,083.82	100.00
Robert W. Helm
Affirmative	29,445,540,968.38	96.97
Withheld	921,639,115.44	3.03
TOTAL	30,367,180,083.82	100.00
Arthur E. Johnson
Affirmative	29,395,582,286.37	96.80
Withheld	971,597,797.45	3.20
TOTAL	30,367,180,083.82	100.00
Michael E. Kenneally
Affirmative	29,420,582,069.08	96.88
Withheld	946,598,014.74	3.12
TOTAL	30,367,180,083.82	100.00
Mark A. Murray
Affirmative	29,446,384,581.44	96.97
Withheld	920,795,502.38	3.03
TOTAL	30,367,180,083.82	100.00
Carol J. Zierhoffer
Affirmative	29,510,392,522.55	97.18
Withheld	856,787,561.27	2.82
TOTAL	30,367,180,083.82	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.783111.121
TBD-SANN-0424
Fidelity® Intermediate Government Income Fund

Semi-Annual Report
February 29, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 29, 2024 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and its pro-rata share of investments in Fidelity's Central Funds, other than the Money Market Central Funds.
Coupon Distribution (% of Fund's Investments)

0.01 - 0.99%	9.0
1 - 1.99%	15.3
2 - 2.99%	23.8
3 - 3.99%	13.8
4 - 4.99%	26.1
5 - 5.99%	1.0
6 - 6.99%	3.4
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (6.8)%
Futures and Swaps - 12.5%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 78.4%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Obligations - 78.0%
U.S. Treasury Bonds:
4.125% 8/15/53	5,320	5,093
4.375% 8/15/43	346	339
U.S. Treasury Notes:
0.25% 7/31/25	22,229	20,845
0.25% 9/30/25	1,100	1,025
0.25% 10/31/25	2,340	2,173
0.375% 12/31/25 (b)	4,210	3,895
0.75% 8/31/26	16,524	15,073
1.125% 8/31/28	59,785	52,091
1.25% 12/31/26	3,278	3,003
1.25% 9/30/28	580	507
1.5% 1/31/27	5,049	4,648
1.875% 2/28/27	5,600	5,203
2% 8/15/25	34,301	32,953
2.25% 3/31/26	3,325	3,171
2.5% 2/28/26	9,441	9,063
2.625% 7/31/29	410	378
2.75% 6/30/25	2,770	2,696
2.75% 7/31/27	2,880	2,732
2.75% 5/31/29	2,897	2,691
2.75% 8/15/32	13,693	12,225
2.875% 11/30/25	6,513	6,313
2.875% 4/30/29	600	561
2.875% 5/15/32	2,646	2,392
3.125% 11/15/28	8,510	8,090
3.375% 5/15/33	290	271
3.5% 1/31/28	1,920	1,862
3.5% 2/15/33	730	689
3.625% 5/15/26	2,030	1,990
3.625% 3/31/30	4,740	4,574
3.75% 6/30/30	18,410	17,868
3.875% 1/15/26	1,680	1,656
3.875% 12/31/27	1,800	1,770
4% 2/15/26	1,900	1,877
4% 1/15/27	5,350	5,287
4% 2/15/27	22,940	22,752
4% 6/30/28	8,620	8,516
4% 10/31/29	6,300	6,210
4% 7/31/30	2,560	2,520
4% 1/31/31	700	689
4.125% 8/31/30	3,770	3,736
4.125% 11/15/32	3,130	3,097
4.375% 12/15/26	1,640	1,637
4.375% 11/30/28	6,350	6,377
4.375% 11/30/30	2,016	2,027
4.5% 11/15/25	2,400	2,391
4.625% 3/15/26	620	620
4.625% 11/15/26	12,958	13,007
4.625% 9/30/28	10,550	10,693
4.625% 9/30/30	11,400	11,622
4.875% 10/31/28	258	264
4.875% 10/31/30	12,410	12,829
TOTAL U.S. TREASURY OBLIGATIONS		343,991
Other Government Related - 0.4%
Private Export Funding Corp. Secured 1.75% 11/15/24	1,640	1,599
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $361,719)		345,590

U.S. Government Agency - Mortgage Securities - 15.7%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 4.5%
1.5% 11/1/40 to 11/1/41	2,958	2,392
2% 2/1/28 to 5/1/42	8,990	7,711
2.5% 1/1/28 to 12/1/51	4,287	3,815
3% 2/1/31 to 2/1/52 (c)(d)	3,452	3,154
3.5% 3/1/52	467	417
5% 10/1/52 to 12/1/52 (c)(d)	1,330	1,307
5.5% 6/1/53	113	114
6% 6/1/53 (c)(d)	670	681
6% 11/1/53	200	202
TOTAL FANNIE MAE		19,793
Freddie Mac - 3.1%
1.5% 12/1/40 to 4/1/41	810	658
2% 5/1/36 to 7/1/41	2,343	2,018
2.5% 1/1/28 to 2/1/42	6,345	5,645
3% 12/1/30 to 9/1/34	380	357
3.5% 1/1/34 to 3/1/52 (c)(d)	2,628	2,373
5% 10/1/52 to 12/1/52 (d)	1,244	1,222
5.5% 9/1/52 to 3/1/54	361	360
6% 9/1/53	50	50
6.5% 10/1/53	733	757
TOTAL FREDDIE MAC		13,440
Ginnie Mae - 4.8%
2% 4/20/52	450	366
2% 3/1/54 (e)	200	163
2% 3/1/54 (e)	150	122
2% 3/1/54 (e)	150	122
2% 3/1/54 (e)	100	81
2% 3/1/54 (e)	150	122
2% 3/1/54 (e)	150	122
2% 3/1/54 (e)	350	285
2% 3/1/54 (e)	250	203
2% 3/1/54 (e)	200	163
2% 3/1/54 (e)	50	41
2% 3/1/54 (e)	1,700	1,383
2% 3/1/54 (e)	1,200	977
2% 4/1/54 (e)	700	570
2% 4/1/54 (e)	550	448
2% 4/1/54 (e)	50	41
2% 4/1/54 (e)	25	20
2% 4/1/54 (e)	275	224
2% 4/1/54 (e)	1,150	937
2% 4/1/54 (e)	2,275	1,853
2% 4/1/54 (e)	75	61
2.5% 8/20/51 to 12/20/51	1,398	1,169
6.5% 3/1/54 (e)	1,600	1,622
6.5% 3/1/54 (e)	2,100	2,129
6.5% 3/1/54 (e)	1,650	1,673
6.5% 3/1/54 (e)	2,350	2,382
6.5% 4/1/54 (e)	1,300	1,317
6.5% 4/1/54 (e)	2,550	2,583
TOTAL GINNIE MAE		21,179
Uniform Mortgage Backed Securities - 3.3%
2% 3/1/54 (e)	1,550	1,218
2% 3/1/54 (e)	1,550	1,218
3% 3/1/54 (e)	1,100	941
5.5% 3/1/54 (e)	300	297
6% 3/1/54 (e)	2,500	2,511
6.5% 3/1/54 (e)	675	687
6.5% 3/1/54 (e)	2,000	2,035
6.5% 3/1/54 (e)	1,700	1,730
6.5% 3/1/54 (e)	1,600	1,628
6.5% 3/1/54 (e)	1,200	1,221
6.5% 3/1/54 (e)	1,200	1,221
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		14,707
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $70,461)		69,119

Collateralized Mortgage Obligations - 4.2%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency - 4.2%
Fannie Mae:
planned amortization class Series 2021-65 Class MA, 2% 8/25/51	810	686
sequential payer:
Series 2020-101 Class BA, 1.5% 9/25/45	273	231
Series 2020-49 Class JA, 2% 8/25/44	95	85
Series 2020-51 Class BA, 2% 6/25/46	470	400
Series 2020-67 Class KZ, 3.25% 9/25/40	434	392
Series 2020-75 Class HA, 1.5% 12/25/44	1,361	1,154
Series 2021-68 Class A, 2% 7/25/49	195	152
Series 2021-85 Class L, 2.5% 8/25/48	107	93
Series 2021-96 Class HA, 2.5% 2/25/50	171	147
Series 2022-1 Class KA, 3% 5/25/48	177	159
Series 2022-13 Class MA, 3% 5/25/44	727	673
Series 2022-3:
Class G, 2% 11/25/47	1,934	1,640
Class N, 2% 10/25/47	1,390	1,184
Series 2022-4 Class B, 2.5% 5/25/49	126	108
Series 2022-49 Class TE, 4.5% 12/25/48	1,344	1,295
Series 2022-5:
Class 0, 2.5% 6/25/48	198	172
Class BA, 2.5% 12/25/49	248	210
Series 2022-65 Class GA, 5% 4/25/46	1,395	1,347
Series 2022-7 Class A, 3% 5/25/48	253	226
Series 2020-45 Class JL, 3% 7/25/40	32	28
Series 2021-59 Class H, 2% 6/25/48	110	88
Series 2021-66:
Class DA, 2% 1/25/48	119	96
Class DM, 2% 1/25/48	127	102
Freddie Mac:
planned amortization class:
Series 2021-5122 Class TE, 1.5% 6/25/51	525	424
Series 2022-5213 Class JM, 3.5% 9/25/51	853	801
Series 2022-5214 Class CG, 3.5% 4/25/52	297	274
Series 2022-5220 Class PK, 3.5% 1/25/51	382	356
Series 2022-5224 Class DQ, 3.75% 8/25/44	479	452
sequential payer:
Series 2020-5018:
Class LC, 3% 10/25/40	213	190
Class LT, 3.25% 10/25/40	449	405
Class LY, 3% 10/25/40	162	144
Series 2021-5175 Class CB, 2.5% 4/25/50	615	528
Series 2021-5180 Class KA, 2.5% 10/25/47	125	109
Series 2022-5189 Class DA, 2.5% 5/25/49	128	109
Series 2022-5190 Class BA, 2.5% 11/25/47	130	114
Series 2022-5191 Class CA, 2.5% 4/25/50	147	125
Series 2022-5197 Class DA, 2.5% 11/25/47	99	86
Series 2022-5198 Class BA, 2.5% 11/25/47	451	400
Series 2022-5200 Class LA, 3% 10/25/48	292	264
Series 2022-5202 Class LB, 2.5% 10/25/47	106	92
Series 2020-5041 Class LB, 3% 11/25/40	362	324
Series 2021-5083 Class VA, 1% 8/15/38	1,385	1,291
Series 2021-5176 Class AG, 2% 1/25/47	463	395
Series 2021-5182 Class A, 2.5% 10/25/48	808	703
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 2021-5159 Class GC, 2% 11/25/47	100	84

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,291)		18,338

Commercial Mortgage Securities - 8.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae Series 2022-66, Class KA, 5% 10/25/52	359	353
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	1,281	1,257
Series 2015-K049 Class A2, 3.01% 7/25/25	28	27
Series 2015-K050 Class A2, 3.334% 8/25/25 (f)	1,148	1,120
Series 2015-KPLB Class A, 2.77% 5/25/25	1,300	1,261
Series 2016-K052 Class A2, 3.151% 11/25/25	2,995	2,907
Series 2016-K055 Class A2, 2.673% 3/25/26	2,200	2,106
Series 2017-K066 Class A2, 3.117% 6/25/27	300	286
Series 2017-K729 Class A2, 3.136% 10/25/24	765	754
Series 2018-K731 Class A2, 3.6% 2/25/25	345	340
Series 2018-K732 Class A2, 3.7% 5/25/25	1,734	1,704
Series 2018-K733 Class A2, 3.75% 8/25/25	1,985	1,946
Series 2019-K092 Class A2, 3.298% 4/25/29	600	562
Series 2019-K736 Class A2, 2.282% 7/25/26	1,000	946
Series 2021-K746 Class A2, 2.031% 9/25/28	900	800
Series 2022-K747 Class A2, 2.05% 11/25/28	500	444
Series 2022-K750 Class A2, 3% 9/25/29	1,573	1,448
Series 2023-160 Class A1, 4.68% 10/25/32	499	492
Series 2023-K752 Class A2, 4.284% 7/25/30	900	876
Series 2023-K754 Class A2, 4.94% 11/25/30	700	705
Series K058 Class A2, 2.653% 8/25/26	1,400	1,330
Series K065 Class A2, 3.243% 4/25/27	400	383
Series K073 Class A2, 3.35% 1/25/28	300	285
Series 2016-K059 Class A2, 3.12% 9/25/26 (f)	500	480
Series 2017-K068 Class A2, 3.244% 8/25/27	1,000	954
Series 2017-K727 Class A2, 2.946% 7/25/24	2,174	2,153
Series 2022 K748 Class A2, 2.26% 1/25/29	500	446
Series K048 Class A2, 3.284% 6/25/25 (f)	1,490	1,456
Series K053 Class A2, 2.995% 12/25/25	1,200	1,160
Series K056 Class A2, 2.525% 5/25/26	200	191
Series K063 Class A2, 3.43% 1/25/27	500	482
Series K086 Class A2, 3.859% 11/25/28	324	312
Series K090 Class A2, 3.422% 2/25/29	500	472
Series K734 Class A2, 3.208% 2/25/26	900	873
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series 2015 K045 Class A2, 3.023% 1/25/25	350	342
Series K044 Class A2, 2.811% 1/25/25	727	711
FREMF 2015-KPLB Mortgage Trust Series 2015-KPLB Class B, 2.5% 5/25/25 (g)	4,350	4,170
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $36,572)		36,534

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Israeli State 5.5% 4/26/24 (Cost $1,105)	1,100	1,100

Money Market Funds - 1.5%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (h)	3,043,815	3,044
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	3,778,677	3,779
TOTAL MONEY MARKET FUNDS (Cost $6,823)		6,823

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (a) (000s)	Value ($) (000s)
Put Options - 0.1%
Option on an interest rate swap with Citibank N.A. to receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and pay a fixed rate of 3.694%, expiring December 2033.	12/12/28	8,300	337

Call Options - 0.0%
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.694% and pay a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring December 2033.	12/12/28	8,300	335

TOTAL PURCHASED SWAPTIONS (Cost $672)			672

TOTAL INVESTMENT IN SECURITIES - 108.4% (Cost $495,643)	478,176
NET OTHER ASSETS (LIABILITIES) - (8.4)%	(37,162)
NET ASSETS - 100.0%	441,014

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 3/1/54	(700)	(571)
2% 3/1/54	(550)	(448)
2% 3/1/54	(50)	(41)
2% 3/1/54	(25)	(20)
2% 3/1/54	(275)	(224)
2% 3/1/54	(1,150)	(936)
2% 3/1/54	(2,275)	(1,851)
2% 3/1/54	(75)	(61)
2.5% 3/1/54	(1,400)	(1,185)
6.5% 3/1/54	(1,300)	(1,318)
6.5% 3/1/54	(2,550)	(2,585)

TOTAL GINNIE MAE		(9,240)

Uniform Mortgage Backed Securities
2% 3/1/54	(4,500)	(3,537)
2% 3/1/54	(1,100)	(865)
2% 3/1/54	(1,300)	(1,022)
2% 3/1/54	(900)	(707)
2.5% 3/1/54	(5,900)	(4,847)
3% 3/1/54	(1,100)	(941)
3.5% 3/1/54	(2,650)	(2,357)
5% 3/1/54	(1,100)	(1,067)
5.5% 3/1/54	(50)	(49)
5.5% 3/1/54	(50)	(49)
6% 3/1/54	(50)	(50)
6% 3/1/54	(200)	(201)
6.5% 3/1/54	(1,300)	(1,323)
6.5% 3/1/54	(1,450)	(1,475)
6.5% 3/1/54	(1,050)	(1,068)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(19,558)

TOTAL TBA SALE COMMITMENTS (Proceeds $28,893)		(28,798)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	214	Jun 2024	23,634	70	70
CBOT 2-Year U.S. Treasury Note Contracts (United States)	408	Jun 2024	83,538	44	44
CBOT 5-Year U.S. Treasury Note Contracts (United States)	8	Jun 2024	855	2	2

TOTAL PURCHASED					116

Sold

Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	19	Jun 2024	2,266	(22)	(22)

TOTAL FUTURES CONTRACTS					94
The notional amount of futures purchased as a percentage of Net Assets is 24.5%
The notional amount of futures sold as a percentage of Net Assets is 0.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $120,449,664.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)(3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Mar 2026	17,317	84	0	84
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.5%	Annual	LCH	Mar 2027	28,226	155	0	155
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Mar 2031	4,944	33	0	33
TOTAL INTEREST RATE SWAPS							272	0	272

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

For the period, the average monthly notional amount at value for swaps in the aggregate was $44,466,500.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $992,000.
(d)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $1,304,000.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,170,000 or 0.9% of net assets.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	27,215	94,394	118,565	376	-	-	3,044	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	49,284	45,505	1	-	-	3,779	0.0%
Total	27,215	143,678	164,070	377	-	-	6,823

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	345,590	-	345,590	-

U.S. Government Agency - Mortgage Securities	69,119	-	69,119	-

Collateralized Mortgage Obligations	18,338	-	18,338	-

Commercial Mortgage Securities	36,534	-	36,534	-

Foreign Government and Government Agency Obligations	1,100	-	1,100	-

Money Market Funds	6,823	6,823	-	-

Purchased Swaptions	672	-	672	-
Total Investments in Securities:	478,176	6,823	471,353	-
Derivative Instruments: Assets
Futures Contracts	116	116	-	-
Swaps	272	-	272	-
Total Assets	388	116	272	-
Liabilities
Futures Contracts	(22)	(22)	-	-
Total Liabilities	(22)	(22)	-	-
Total Derivative Instruments:	366	94	272	-
Other Financial Instruments:
TBA Sale Commitments	(28,798)	-	(28,798)	-
Total Other Financial Instruments:	(28,798)	-	(28,798)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	116	(22)
Purchased Swaptions (b)	672	0
Swaps (c)	272	0
Total Interest Rate Risk	1,060	(22)
Total Value of Derivatives	1,060	(22)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(b)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.

(c)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amount)		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,700) - See accompanying schedule:
Unaffiliated issuers (cost $488,820)	$471,353
Fidelity Central Funds (cost $6,823)	6,823

Total Investment in Securities (cost $495,643)		$478,176
Receivable for TBA sale commitments		28,893
Receivable for fund shares sold		263
Interest receivable		2,025
Distributions receivable from Fidelity Central Funds		15
Receivable for daily variation margin on futures contracts		5
Total assets		509,377
Liabilities
Payable for investments purchased
Regular delivery	$972
Delayed delivery	34,330
TBA sale commitments, at value	28,798
Payable for fund shares redeemed	63
Distributions payable	240
Accrued management fee	108
Payable for daily variation margin on centrally cleared swaps	18
Other affiliated payables	55
Collateral on securities loaned	3,779
Total Liabilities		68,363
Net Assets		$441,014
Net Assets consist of:
Paid in capital		$477,203
Total accumulated earnings (loss)		(36,189)
Net Assets		$441,014
Net Asset Value, offering price and redemption price per share ($441,014 ÷ 45,870 shares)		$9.61
Statement of Operations
Amounts in thousands		Six months ended February 29, 2024 (Unaudited)
Investment Income
Interest		$6,476
Income from Fidelity Central Funds (including $1 from security lending)		377
Total Income		6,853
Expenses
Management fee	$627
Transfer agent fees	212
Fund wide operations fee	115
Independent trustees' fees and expenses	1
Total expenses before reductions	955
Expense reductions	(3)
Total expenses after reductions		952
Net Investment income (loss)		5,901
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(776)
Futures contracts	(1,396)
Swaps	(559)
Total net realized gain (loss)		(2,731)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	5,395
Futures contracts	(226)
Swaps	273
TBA Sale commitments	94
Total change in net unrealized appreciation (depreciation)		5,536
Net gain (loss)		2,805
Net increase (decrease) in net assets resulting from operations		$8,706
Statement of Changes in Net Assets

Amount in thousands	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,901	$6,349
Net realized gain (loss)	(2,731)	(7,559)
Change in net unrealized appreciation (depreciation)	5,536	(1,621)
Net increase (decrease) in net assets resulting from operations	8,706	(2,831)
Distributions to shareholders	(5,536)	(5,994)

Share transactions
Proceeds from sales of shares	85,940	140,404
Reinvestment of distributions	4,050	5,201
Cost of shares redeemed	(47,009)	(88,892)

Net increase (decrease) in net assets resulting from share transactions	42,981	56,713
Total increase (decrease) in net assets	46,151	47,888

Net Assets
Beginning of period	394,863	346,975
End of period	$441,014	$394,863

Other Information
Shares
Sold	9,041	14,589
Issued in reinvestment of distributions	423	541
Redeemed	(4,941)	(9,243)
Net increase (decrease)	4,523	5,887

Financial Highlights
Fidelity® Intermediate Government Income Fund

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.55	$9.79	$10.78	$11.15	$10.77	$10.23
Income from Investment Operations
Net investment income (loss) A,B	.133	.180	.115	.102	.166	.214
Net realized and unrealized gain (loss)	.051	(.251)	(.989)	(.220)	.376	.524
Total from investment operations	.184	(.071)	(.874)	(.118)	.542	.738
Distributions from net investment income	(.124)	(.169)	(.109)	(.091)	(.162)	(.198)
Distributions from net realized gain	-	-	(.007)	(.161)	-	-
Total distributions	(.124)	(.169)	(.116)	(.252)	(.162)	(.198)
Net asset value, end of period	$9.61	$9.55	$9.79	$10.78	$11.15	$10.77
Total Return C,D	1.94%	(.72)%	(8.15)%	(1.07)%	5.07%	7.30%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.80% G	1.88%	1.11%	.94%	1.52%	2.06%
Supplemental Data
Net assets, end of period (in millions)	$441	$395	$347	$454	$551	$529
Portfolio turnover rate H	202% G	113%	159%	220%	287%	244%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Intermediate Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligation, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, capital loss carryforwards and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,326
Gross unrealized depreciation	(18,088)
Net unrealized appreciation (depreciation)	$(15,762)
Tax cost	$494,397

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(10,080)
Long-term	(7,189)
Total capital loss carryforward	$(17,269)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity Intermediate Government Income Fund
Interest Rate Risk
Futures Contracts	(1,396)	(226)
Purchased Options	-	-A
Swaps	(559)	273
Total Interest Rate Risk	(1,955)	47
Totals	(1,955)	47

A Amount represents less than five hundred dollars.

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Intermediate Government Income Fund	200,186	200,496
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets. During January 2024. the Board approved changes to the management fee effective March 1, 2024. The Fund will pay a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Fidelity Intermediate Government Income Fund	.05%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Intermediate Government Income Fund	$-A	$-	$-

A Amount represents less than five hundred dollars.
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024

Fidelity® Intermediate Government Income Fund	.45%
Actual		$ 1,000	$ 1,019.40	$ 2.26
Hypothetical-B		$ 1,000	$ 1,022.63	$ 2.26

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Intermediate Government Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Other Contractual Arrangements. The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Board Approval of Investment Advisory Contracts
Fidelity Intermediate Government Income Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Board will consider the annual renewal of the fund's Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure that eliminates the existing group fee schedule and fixes the management fee rate at the sum of the individual fee rate and the lowest marginal contractual group fee rate under the current management contract. The Board noted that shareholders in the affected funds are not currently impacted by changes in the group fee rate due to other existing contractual arrangements such as contractual expense caps or other contracts that fix total fund-level expenses at specific rates. The Board considered that the Management Contract would result in the same or lower fees for the fund.
Sub-Advisory Contracts. In connection with the Management Contract changes, the Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	29,408,520,731.18	96.84
Withheld	958,659,352.64	3.16
TOTAL	30,367,180,083.82	100.00
Jennifer Toolin McAuliffe
Affirmative	29,484,249,185.02	97.09
Withheld	882,930,898.80	2.91
TOTAL	30,367,180,083.82	100.00
Christine J. Thompson
Affirmative	29,483,889,948.58	97.09
Withheld	883,290,135.24	2.91
TOTAL	30,367,180,083.82	100.00
Elizabeth S. Acton
Affirmative	29,471,265,000.64	97.05
Withheld	895,915,083.18	2.95
TOTAL	30,367,180,083.82	100.00
Laura M. Bishop
Affirmative	29,508,015,754.27	97.17
Withheld	859,164,329.55	2.83
TOTAL	30,367,180,083.82	100.00
Ann E. Dunwoody
Affirmative	29,470,432,034.14	97.05
Withheld	896,748,049.68	2.95
TOTAL	30,367,180,083.82	100.00
John Engler
Affirmative	29,326,181,411.39	96.57
Withheld	1,040,998,672.43	3.43
TOTAL	30,367,180,083.82	100.00
Robert F. Gartland
Affirmative	29,422,803,481.93	96.89
Withheld	944,376,601.89	3.11
TOTAL	30,367,180,083.82	100.00
Robert W. Helm
Affirmative	29,445,540,968.38	96.97
Withheld	921,639,115.44	3.03
TOTAL	30,367,180,083.82	100.00
Arthur E. Johnson
Affirmative	29,395,582,286.37	96.80
Withheld	971,597,797.45	3.20
TOTAL	30,367,180,083.82	100.00
Michael E. Kenneally
Affirmative	29,420,582,069.08	96.88
Withheld	946,598,014.74	3.12
TOTAL	30,367,180,083.82	100.00
Mark A. Murray
Affirmative	29,446,384,581.44	96.97
Withheld	920,795,502.38	3.03
TOTAL	30,367,180,083.82	100.00
Carol J. Zierhoffer
Affirmative	29,510,392,522.55	97.18
Withheld	856,787,561.27	2.82
TOTAL	30,367,180,083.82	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.844597.118
SLM-SANN-0424
Fidelity® Total Bond K6 Fund

Semi-Annual Report
February 29, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 29, 2024 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and its pro-rata share of investments in Fidelity's Central Funds, other than the Money Market Central Funds.
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (2.5)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (2.5)%
Futures and Swaps - 3.8%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 20.7%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
2.55% 12/1/33	4,339,000	3,422,281
3.8% 12/1/57	4,105,000	2,889,036
4.3% 2/15/30	559,000	533,123
5.15% 11/15/46	1,000,000	922,264
Verizon Communications, Inc.:
2.1% 3/22/28	1,151,000	1,024,840
2.55% 3/21/31	1,065,000	897,610
3% 3/22/27	263,000	247,551
4.862% 8/21/46	1,250,000	1,145,680
5.012% 4/15/49	16,000	15,456
		11,097,841
Entertainment - 0.1%
The Walt Disney Co. 3.8% 3/22/30	2,050,000	1,935,759
Media - 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.3% 2/1/32	5,000,000	3,798,681
4.4% 4/1/33	6,526,000	5,705,254
5.25% 4/1/53	4,181,000	3,246,056
5.375% 5/1/47	3,320,000	2,621,774
5.5% 4/1/63	2,499,000	1,932,974
5.75% 4/1/48	861,000	716,756
Comcast Corp. 6.45% 3/15/37	365,000	400,013
Discovery Communications LLC:
3.625% 5/15/30	708,000	622,306
4.65% 5/15/50	1,913,000	1,450,690
Fox Corp.:
4.709% 1/25/29	312,000	304,421
5.476% 1/25/39	308,000	287,727
Time Warner Cable LLC:
6.75% 6/15/39	545,000	514,252
7.3% 7/1/38	2,420,000	2,412,781
Warnermedia Holdings, Inc.:
3.755% 3/15/27	973,000	920,690
4.054% 3/15/29	337,000	312,152
4.279% 3/15/32	17,816,000	15,717,044
5.05% 3/15/42	738,000	620,597
5.141% 3/15/52	3,091,000	2,511,733
		44,095,901
Wireless Telecommunication Services - 0.2%
Millicom International Cellular SA 6.25% 3/25/29 (b)	1,440,000	1,391,040
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	1,250,000	1,198,196
3.875% 4/15/30	2,100,000	1,949,254
4.375% 4/15/40	269,000	235,819
4.5% 4/15/50	528,000	446,800
5.05% 7/15/33	4,000,000	3,912,221
		9,133,330
TOTAL COMMUNICATION SERVICES		66,262,831
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 3.5% 7/1/27	353,000	338,062
Specialty Retail - 0.1%
AutoNation, Inc. 4.75% 6/1/30	156,000	148,377
AutoZone, Inc. 4% 4/15/30	1,110,000	1,044,765
Lowe's Companies, Inc.:
3.35% 4/1/27	149,000	142,020
3.75% 4/1/32	459,000	417,079
4.25% 4/1/52	1,870,000	1,502,405
4.45% 4/1/62	2,116,000	1,689,485
O'Reilly Automotive, Inc. 4.2% 4/1/30	246,000	233,509
		5,177,640
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry, Inc.:
7% 11/27/26	896,000	920,239
7.05% 11/27/25	332,000	338,198
7.35% 11/27/28	1,433,000	1,498,921
7.7% 11/27/30	1,598,000	1,694,438
7.85% 11/27/33	1,598,000	1,728,630
		6,180,426
TOTAL CONSUMER DISCRETIONARY		11,696,128
CONSUMER STAPLES - 1.1%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc. 4.7% 2/1/36	528,000	505,354
Anheuser-Busch InBev Worldwide, Inc.:
4.35% 6/1/40	720,000	644,710
4.5% 6/1/50	1,000,000	901,491
4.75% 4/15/58	613,000	556,520
5.45% 1/23/39	800,000	813,540
5.55% 1/23/49	1,824,000	1,869,893
5.8% 1/23/59 (Reg. S)	1,933,000	2,052,010
Molson Coors Beverage Co. 5% 5/1/42	2,945,000	2,741,560
The Coca-Cola Co.:
3.375% 3/25/27	1,279,000	1,233,607
3.45% 3/25/30	713,000	665,155
		11,983,840
Consumer Staples Distribution & Retail - 0.1%
Sysco Corp.:
5.95% 4/1/30	471,000	490,107
6.6% 4/1/50	710,000	802,333
		1,292,440
Food Products - 0.3%
JBS U.S.A. Lux SA/JBS Food Co./JBS U.S.A. Finance, Inc.:
2.5% 1/15/27	1,945,000	1,784,425
3% 5/15/32	1,955,000	1,565,283
3.625% 1/15/32	353,000	296,815
5.125% 2/1/28	735,000	720,162
5.5% 1/15/30	342,000	333,328
5.75% 4/1/33	6,515,000	6,318,365
		11,018,378
Tobacco - 0.4%
Altria Group, Inc.:
3.875% 9/16/46	1,521,000	1,119,049
4.25% 8/9/42	932,000	747,149
4.5% 5/2/43	632,000	524,684
4.8% 2/14/29	173,000	169,864
5.95% 2/14/49	600,000	597,710
BAT Capital Corp.:
4.7% 4/2/27	1,252,000	1,225,313
4.906% 4/2/30	1,500,000	1,457,772
5.282% 4/2/50	1,500,000	1,243,701
6% 2/20/34	5,000,000	4,946,385
6.421% 8/2/33	1,137,000	1,169,634
Imperial Tobacco Finance PLC:
4.25% 7/21/25 (b)	1,564,000	1,532,814
6.125% 7/27/27 (b)	764,000	777,743
Reynolds American, Inc. 7.25% 6/15/37	75,000	80,236
		15,592,054
TOTAL CONSUMER STAPLES		39,886,712
ENERGY - 2.8%
Oil, Gas & Consumable Fuels - 2.8%
Canadian Natural Resources Ltd.:
2.05% 7/15/25	5,400,000	5,152,996
3.85% 6/1/27	2,700,000	2,587,772
3.9% 2/1/25	525,000	516,446
5.85% 2/1/35	525,000	524,425
Cenovus Energy, Inc.:
3.75% 2/15/52	210,000	150,004
5.25% 6/15/37	717,000	665,179
5.4% 6/15/47	146,000	133,753
6.75% 11/15/39	58,000	62,858
Columbia Pipeline Group, Inc. 5.8% 6/1/45	10,000	9,680
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	290,000	295,395
6.036% 11/15/33 (b)	781,000	801,932
6.497% 8/15/43 (b)	233,000	246,562
6.544% 11/15/53 (b)	420,000	447,415
6.714% 8/15/63 (b)	252,000	272,879
DCP Midstream Operating LP 5.125% 5/15/29	659,000	650,777
Energy Transfer LP:
3.75% 5/15/30	481,000	438,680
4.95% 6/15/28	494,000	486,562
5% 5/15/50	4,089,000	3,525,077
5.25% 4/15/29	350,000	348,649
5.4% 10/1/47	1,023,000	927,868
5.75% 2/15/33	4,000,000	4,027,584
5.8% 6/15/38	275,000	271,887
6% 6/15/48	1,279,000	1,253,614
6.125% 12/15/45	100,000	99,365
6.25% 4/15/49	241,000	243,329
6.55% 12/1/33	5,000,000	5,303,500
Exxon Mobil Corp. 3.482% 3/19/30	3,150,000	2,941,331
Hess Corp.:
5.6% 2/15/41	549,000	552,829
5.8% 4/1/47	874,000	888,172
7.125% 3/15/33	201,000	225,415
7.3% 8/15/31	2,102,000	2,364,543
Kinder Morgan Energy Partners LP 6.55% 9/15/40	1,365,000	1,411,243
Kinder Morgan, Inc. 5.55% 6/1/45	415,000	389,626
MPLX LP:
4.8% 2/15/29	175,000	171,383
4.875% 12/1/24	272,000	270,442
4.95% 9/1/32	1,463,000	1,401,227
5% 3/1/33	2,000,000	1,913,020
5.5% 2/15/49	525,000	491,668
Occidental Petroleum Corp.:
5.55% 3/15/26	831,000	831,912
6.2% 3/15/40	700,000	710,962
6.45% 9/15/36	600,000	631,716
6.6% 3/15/46	807,000	857,187
6.625% 9/1/30	5,000,000	5,262,000
7.5% 5/1/31	927,000	1,023,726
Ovintiv, Inc.:
5.15% 11/15/41	1,916,000	1,632,254
6.625% 8/15/37	350,000	360,978
7.375% 11/1/31	435,000	474,069
8.125% 9/15/30	1,083,000	1,213,545
Petroleos Mexicanos:
5.95% 1/28/31	13,510,000	10,489,164
6.35% 2/12/48	3,548,000	2,171,376
6.49% 1/23/27	570,000	532,773
6.5% 3/13/27	20,000	18,653
6.75% 9/21/47	12,720,000	8,077,200
6.84% 1/23/30	6,742,000	5,762,927
6.95% 1/28/60	989,000	627,422
7.69% 1/23/50	2,090,000	1,439,697
Phillips 66 Co. 3.85% 4/9/25	125,000	122,868
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	4,767,000	4,324,997
3.6% 11/1/24	266,000	262,473
Sabine Pass Liquefaction LLC 4.5% 5/15/30	1,622,000	1,552,114
The Williams Companies, Inc.:
3.5% 11/15/30	1,727,000	1,558,524
4.3% 3/4/24	2,000,000	2,000,000
4.55% 6/24/24	70,000	69,687
4.65% 8/15/32	3,526,000	3,354,413
5.3% 8/15/52	346,000	323,742
5.4% 3/2/26	823,000	824,914
5.75% 6/24/44	35,000	34,333
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	207,000	186,196
Western Gas Partners LP:
4.05% 2/1/30	3,000,000	2,773,394
4.5% 3/1/28	200,000	191,180
4.65% 7/1/26	138,000	135,010
4.75% 8/15/28	168,000	162,213
		102,458,706
FINANCIALS - 9.8%
Banks - 4.5%
Bank of America Corp.:
2.299% 7/21/32 (c)	1,880,000	1,521,708
3.705% 4/24/28 (c)	528,000	503,398
4.376% 4/27/28 (c)	10,000,000	9,721,684
5.015% 7/22/33 (c)	13,317,000	12,980,364
5.288% 4/25/34 (c)	11,000,000	10,844,252
Barclays PLC:
5.088% 6/20/30 (c)	1,421,000	1,346,177
5.2% 5/12/26	1,318,000	1,303,214
5.829% 5/9/27 (c)	2,370,000	2,375,998
6.224% 5/9/34 (c)	1,576,000	1,595,670
6.49% 9/13/29 (c)	2,400,000	2,473,888
6.692% 9/13/34 (c)	2,000,000	2,091,950
BNP Paribas SA 2.219% 6/9/26 (b)(c)	1,520,000	1,455,087
Citigroup, Inc.:
3.07% 2/24/28 (c)	2,000,000	1,873,376
3.352% 4/24/25 (c)	953,000	949,380
4.3% 11/20/26	6,314,000	6,150,116
4.4% 6/10/25	933,000	919,129
4.412% 3/31/31 (c)	2,221,000	2,098,054
4.45% 9/29/27	4,372,000	4,234,955
4.91% 5/24/33 (c)	7,224,000	6,916,907
6.27% 11/17/33 (c)	2,000,000	2,098,093
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)	517,000	459,924
First Citizens Bank & Trust Co. 6.125% 3/9/28	210,000	213,263
HSBC Holdings PLC 4.95% 3/31/30	298,000	291,834
Intesa Sanpaolo SpA:
4.198% 6/1/32 (b)(c)	242,000	198,502
5.017% 6/26/24 (b)	200,000	198,735
5.71% 1/15/26 (b)	3,773,000	3,738,552
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)	880,000	764,344
3.882% 7/24/38 (c)	1,000,000	852,989
4.323% 4/26/28 (c)	5,000,000	4,879,243
4.452% 12/5/29 (c)	5,500,000	5,320,132
4.493% 3/24/31 (c)	3,000,000	2,881,338
4.586% 4/26/33 (c)	2,682,000	2,544,772
4.912% 7/25/33 (c)	9,234,000	8,957,611
5.299% 7/24/29 (c)	6,500,000	6,516,576
5.35% 6/1/34 (c)	7,000,000	6,968,989
5.717% 9/14/33 (c)	2,700,000	2,733,832
NatWest Group PLC:
3.073% 5/22/28 (c)	951,000	882,422
5.847% 3/2/27 (c)	3,394,000	3,407,941
Rabobank Nederland 4.375% 8/4/25	500,000	490,391
Societe Generale:
1.038% 6/18/25 (b)(c)	3,800,000	3,740,887
1.488% 12/14/26 (b)(c)	1,953,000	1,801,219
Synchrony Bank:
5.4% 8/22/25	1,384,000	1,367,735
5.625% 8/23/27	1,253,000	1,219,079
Wells Fargo & Co.:
2.879% 10/30/30 (c)	5,000,000	4,384,883
3.526% 3/24/28 (c)	2,047,000	1,940,805
4.478% 4/4/31 (c)	3,026,000	2,877,387
4.897% 7/25/33 (c)	4,711,000	4,504,416
5.013% 4/4/51 (c)	2,444,000	2,259,952
5.389% 4/24/34 (c)	2,133,000	2,097,889
5.499% 1/23/35 (c)	436,000	433,120
5.557% 7/25/34 (c)	2,000,000	1,992,273
5.574% 7/25/29 (c)	6,500,000	6,542,566
6.303% 10/23/29 (c)	2,000,000	2,072,965
Westpac Banking Corp. 4.11% 7/24/34 (c)	744,000	679,604
		163,669,570
Capital Markets - 2.7%
Ares Capital Corp. 3.875% 1/15/26	2,603,000	2,497,281
Athene Global Funding:
5.339% 1/15/27 (b)	4,562,000	4,536,882
5.583% 1/9/29 (b)	2,040,000	2,032,380
Blackstone Private Credit Fund:
4.7% 3/24/25	3,937,000	3,875,892
7.05% 9/29/25	1,775,000	1,798,314
Deutsche Bank AG 4.5% 4/1/25	3,804,000	3,731,076
Deutsche Bank AG New York Branch:
4.1% 1/13/26	1,100,000	1,072,979
5.882% 7/8/31 (c)	5,000,000	4,786,188
6.72% 1/18/29 (c)	980,000	1,006,838
6.819% 11/20/29 (c)	2,377,000	2,458,149
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	4,922,000	4,005,445
3.102% 2/24/33 (c)	4,272,000	3,622,743
3.691% 6/5/28 (c)	4,660,000	4,444,012
3.75% 5/22/25	525,000	514,554
3.8% 3/15/30	3,630,000	3,375,134
3.814% 4/23/29 (c)	6,025,000	5,688,406
4.017% 10/31/38 (c)	1,000,000	854,368
4.223% 5/1/29 (c)	2,500,000	2,397,100
6.75% 10/1/37	278,000	302,172
Moody's Corp.:
3.25% 1/15/28	10,000	9,412
3.75% 3/24/25	1,044,000	1,026,289
Morgan Stanley:
3.622% 4/1/31 (c)	2,099,000	1,906,884
4.431% 1/23/30 (c)	2,242,000	2,152,054
4.889% 7/20/33 (c)	5,947,000	5,712,378
5% 11/24/25	891,000	885,853
5.164% 4/20/29 (c)	6,000,000	5,965,684
5.424% 7/21/34 (c)	7,000,000	6,958,433
5.449% 7/20/29 (c)	1,318,000	1,323,017
UBS Group AG:
1.494% 8/10/27 (b)(c)	1,190,000	1,078,095
2.593% 9/11/25 (b)(c)	2,086,000	2,050,178
3.75% 3/26/25	1,200,000	1,175,264
3.869% 1/12/29 (b)(c)	1,570,000	1,476,582
4.125% 9/24/25 (b)	500,000	489,078
4.194% 4/1/31 (b)(c)	2,010,000	1,848,599
4.55% 4/17/26	388,000	381,224
5.428% 2/8/30 (b)(c)	5,000,000	4,966,570
6.537% 8/12/33 (b)(c)	5,000,000	5,214,281
		97,619,788
Consumer Finance - 1.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	622,000	605,184
2.45% 10/29/26	868,000	800,635
3% 10/29/28	3,909,000	3,512,495
3.3% 1/30/32	2,872,000	2,428,801
4.45% 4/3/26	561,000	549,675
5.75% 6/6/28	2,000,000	2,014,475
6.45% 4/15/27 (b)	4,752,000	4,863,958
6.5% 7/15/25	731,000	737,853
Ally Financial, Inc.:
4.75% 6/9/27	2,500,000	2,428,284
5.125% 9/30/24	465,000	462,956
5.75% 11/20/25	1,560,000	1,552,224
5.8% 5/1/25	1,072,000	1,070,309
6.992% 6/13/29 (c)	2,000,000	2,054,811
7.1% 11/15/27	2,060,000	2,144,927
8% 11/1/31	549,000	602,657
Capital One Financial Corp.:
2.636% 3/3/26 (c)	1,062,000	1,029,925
3.273% 3/1/30 (c)	1,358,000	1,210,434
3.65% 5/11/27	2,746,000	2,615,411
3.8% 1/31/28	877,000	829,449
4.927% 5/10/28 (c)	2,786,000	2,725,859
4.985% 7/24/26 (c)	1,448,000	1,434,776
5.247% 7/26/30 (c)	2,210,000	2,155,002
6.312% 6/8/29 (c)	5,000,000	5,118,164
7.624% 10/30/31 (c)	5,238,000	5,732,166
Discover Financial Services:
3.95% 11/6/24	4,380,000	4,324,463
4.1% 2/9/27	284,000	272,382
4.5% 1/30/26	803,000	790,177
6.7% 11/29/32	361,000	377,828
Ford Motor Credit Co. LLC:
4.063% 11/1/24	4,206,000	4,148,093
5.584% 3/18/24	1,113,000	1,112,868
6.8% 5/12/28	2,000,000	2,063,916
Synchrony Financial:
3.95% 12/1/27	3,042,000	2,817,831
4.375% 3/19/24	1,056,000	1,055,208
5.15% 3/19/29	1,743,000	1,662,629
		67,305,825
Financial Services - 0.5%
Brixmor Operating Partnership LP:
3.85% 2/1/25	2,100,000	2,059,922
4.05% 7/1/30	1,055,000	970,724
4.125% 5/15/29	2,000,000	1,870,059
5.5% 2/15/34	3,000,000	2,920,510
Corebridge Financial, Inc.:
3.5% 4/4/25	445,000	434,621
3.65% 4/5/27	1,551,000	1,471,707
3.85% 4/5/29	623,000	577,740
3.9% 4/5/32	6,241,000	5,492,709
4.35% 4/5/42	169,000	139,473
4.4% 4/5/52	498,000	399,704
Jackson Financial, Inc.:
3.125% 11/23/31	194,000	160,393
5.17% 6/8/27	682,000	677,577
5.67% 6/8/32	734,000	731,518
Pine Street Trust I 4.572% 2/15/29 (b)	1,030,000	973,997
Pine Street Trust II 5.568% 2/15/49 (b)	1,000,000	921,531
		19,802,185
Insurance - 0.3%
American International Group, Inc. 5.125% 3/27/33	1,500,000	1,479,559
Five Corners Funding Trust II 2.85% 5/15/30 (b)	6,287,000	5,449,725
Marsh & McLennan Companies, Inc. 4.375% 3/15/29	678,000	662,379
Pacific LifeCorp 5.125% 1/30/43 (b)	950,000	883,132
Pricoa Global Funding I 5.375% 5/15/45 (c)	1,045,000	1,028,873
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	200,000	193,891
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	80,000	79,095
Unum Group:
3.875% 11/5/25	50,000	48,382
4% 6/15/29	852,000	796,765
		10,621,801
TOTAL FINANCIALS		359,019,169
HEALTH CARE - 1.2%
Biotechnology - 0.1%
Amgen, Inc.:
5.25% 3/2/30	828,000	834,153
5.25% 3/2/33	1,934,000	1,928,697
5.6% 3/2/43	888,000	888,968
5.65% 3/2/53	1,441,000	1,440,401
5.75% 3/2/63	804,000	804,075
		5,896,294
Health Care Providers & Services - 0.8%
Centene Corp.:
2.45% 7/15/28	1,670,000	1,471,828
2.625% 8/1/31	4,800,000	3,927,696
3% 10/15/30	3,000,000	2,563,110
3.375% 2/15/30	815,000	718,950
4.25% 12/15/27	880,000	837,097
4.625% 12/15/29	3,670,000	3,473,839
Cigna Group:
3.05% 10/15/27	500,000	467,365
4.8% 8/15/38	550,000	510,094
CVS Health Corp.:
3% 8/15/26	125,000	118,688
3.625% 4/1/27	375,000	359,868
4.78% 3/25/38	2,092,000	1,901,022
5% 1/30/29	801,000	798,387
5.125% 2/21/30	4,000,000	3,975,083
5.25% 1/30/31	329,000	328,617
HCA Holdings, Inc.:
3.5% 9/1/30	3,709,000	3,313,971
3.625% 3/15/32	195,000	170,343
5.625% 9/1/28	1,054,000	1,062,136
5.875% 2/1/29	981,000	998,474
Humana, Inc. 3.7% 3/23/29	585,000	547,104
Sabra Health Care LP 3.2% 12/1/31	1,971,000	1,598,065
Toledo Hospital 5.325% 11/15/28	319,000	297,866
		29,439,603
Pharmaceuticals - 0.3%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	3,209,000	3,120,126
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)	194,000	195,446
Mylan NV 4.55% 4/15/28	450,000	433,886
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,370,000	1,322,291
Viatris, Inc.:
2.7% 6/22/30	5,003,000	4,213,806
3.85% 6/22/40	437,000	321,164
		9,606,719
TOTAL HEALTH CARE		44,942,616
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	1,040,000	1,027,576
The Boeing Co.:
5.15% 5/1/30	5,723,000	5,627,231
5.705% 5/1/40	720,000	701,357
5.805% 5/1/50	700,000	674,716
5.93% 5/1/60	720,000	689,319
		8,720,199
Building Products - 0.0%
Carrier Global Corp.:
5.9% 3/15/34	268,000	278,012
6.2% 3/15/54	278,000	303,434
		581,446
Trading Companies & Distributors - 0.0%
Air Lease Corp. 3.375% 7/1/25	1,294,000	1,256,922
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	380,000	377,160
4.25% 4/15/26 (b)	290,000	279,626
4.375% 5/1/26 (b)	880,000	849,106
5.75% 3/1/29 (b)	3,000,000	2,956,718
6.375% 5/4/28 (b)	4,704,000	4,773,397
		9,236,007
TOTAL INDUSTRIALS		19,794,574
INFORMATION TECHNOLOGY - 0.7%
Electronic Equipment, Instruments & Components - 0.0%
Dell International LLC/EMC Corp. 6.2% 7/15/30	418,000	437,442
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28 (b)	351,000	311,623
2.45% 2/15/31 (b)	8,421,000	7,035,009
2.6% 2/15/33 (b)	12,032,000	9,670,920
3.187% 11/15/36 (b)	813,000	637,358
3.5% 2/15/41 (b)	2,410,000	1,842,957
		19,497,867
Software - 0.2%
Oracle Corp.:
1.65% 3/25/26	1,241,000	1,152,590
2.3% 3/25/28	1,961,000	1,757,363
2.875% 3/25/31	2,460,000	2,121,565
		5,031,518
TOTAL INFORMATION TECHNOLOGY		24,966,827
MATERIALS - 0.1%
Chemicals - 0.1%
Celanese U.S. Holdings LLC:
6.35% 11/15/28	1,024,000	1,053,138
6.55% 11/15/30	1,038,000	1,079,189
6.7% 11/15/33	607,000	637,645
		2,769,972
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	857,000	834,406
American Homes 4 Rent LP:
2.375% 7/15/31	153,000	123,170
3.625% 4/15/32	681,000	594,199
Boston Properties, Inc.:
2.9% 3/15/30	2,000,000	1,687,286
3.25% 1/30/31	792,000	667,334
4.5% 12/1/28	605,000	571,593
6.75% 12/1/27	1,120,000	1,156,533
Corporate Office Properties LP:
2% 1/15/29	1,000,000	828,248
2.25% 3/15/26	348,000	325,444
2.75% 4/15/31	235,000	189,679
2.9% 12/1/33	5,000,000	3,814,193
Healthcare Realty Holdings LP:
3.1% 2/15/30	260,000	223,785
3.5% 8/1/26	270,000	256,811
Healthpeak OP, LLC:
3.25% 7/15/26	113,000	107,949
3.5% 7/15/29	129,000	117,806
Hudson Pacific Properties LP 4.65% 4/1/29	1,473,000	1,226,784
Invitation Homes Operating Partnership LP:
2.3% 11/15/28	1,000,000	874,638
4.15% 4/15/32	1,026,000	925,540
Kite Realty Group Trust 4.75% 9/15/30	79,000	74,534
LXP Industrial Trust (REIT):
2.375% 10/1/31	1,000,000	793,893
2.7% 9/15/30	387,000	319,081
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	9,589,000	7,632,635
3.375% 2/1/31	3,201,000	2,695,003
3.625% 10/1/29	2,155,000	1,892,625
4.75% 1/15/28	3,349,000	3,212,800
4.95% 4/1/24	2,400,000	2,396,996
Piedmont Operating Partnership LP 2.75% 4/1/32	297,000	210,161
Realty Income Corp.:
2.2% 6/15/28	172,000	152,667
2.85% 12/15/32	211,000	173,865
3.25% 1/15/31	213,000	188,678
3.4% 1/15/28	320,000	300,062
Simon Property Group LP 2.45% 9/13/29	333,000	290,410
Store Capital LLC:
2.75% 11/18/30	424,000	334,403
4.625% 3/15/29	315,000	293,916
Sun Communities Operating LP:
2.3% 11/1/28	341,000	295,946
2.7% 7/15/31	880,000	717,715
4.2% 4/15/32	3,000,000	2,665,584
Ventas Realty LP:
3% 1/15/30	1,531,000	1,336,452
3.5% 2/1/25	1,265,000	1,239,473
4% 3/1/28	218,000	207,452
4.75% 11/15/30	2,100,000	2,006,660
VICI Properties LP:
4.375% 5/15/25	176,000	172,853
4.75% 2/15/28	1,390,000	1,346,087
4.95% 2/15/30	4,092,000	3,895,653
5.125% 5/15/32	485,000	455,106
Vornado Realty LP 2.15% 6/1/26	374,000	335,621
WP Carey, Inc.:
3.85% 7/15/29	246,000	227,420
4.6% 4/1/24	1,250,000	1,248,051
		51,637,200
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
3.95% 11/15/27	421,000	369,994
4.1% 10/1/24	995,000	983,748
4.55% 10/1/29	260,000	216,904
7.8% 3/15/28	1,521,000	1,506,665
CBRE Group, Inc. 2.5% 4/1/31	1,070,000	880,725
Tanger Properties LP:
2.75% 9/1/31	897,000	723,727
3.125% 9/1/26	2,775,000	2,590,044
		7,271,807
TOTAL REAL ESTATE		58,909,007
UTILITIES - 0.8%
Electric Utilities - 0.5%
Alabama Power Co. 3.05% 3/15/32	1,447,000	1,252,851
Cleco Corporate Holdings LLC:
3.375% 9/15/29	2,173,000	1,874,932
3.743% 5/1/26	1,337,000	1,284,463
Duke Energy Corp. 2.45% 6/1/30	565,000	483,127
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	276,000	227,878
2.775% 1/7/32 (b)	935,000	758,089
Edison International 5.75% 6/15/27	2,985,000	3,012,824
Entergy Corp. 2.8% 6/15/30	580,000	501,572
Exelon Corp.:
3.35% 3/15/32	389,000	339,121
4.05% 4/15/30	7,865,000	7,376,337
4.1% 3/15/52	288,000	223,310
IPALCO Enterprises, Inc. 3.7% 9/1/24	172,000	169,947
		17,504,451
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.:
2.45% 1/15/31	2,000,000	1,631,463
3.3% 7/15/25 (b)	3,530,000	3,403,667
3.95% 7/15/30 (b)	2,288,000	2,078,734
		7,113,864
Multi-Utilities - 0.1%
Berkshire Hathaway Energy Co. 4.05% 4/15/25	2,556,000	2,519,576
NiSource, Inc. 2.95% 9/1/29	1,708,000	1,534,894
Puget Energy, Inc.:
4.1% 6/15/30	683,000	618,334
4.224% 3/15/32	1,329,000	1,188,958
		5,861,762
TOTAL UTILITIES		30,480,077
TOTAL NONCONVERTIBLE BONDS (Cost $793,497,768)		761,186,619

U.S. Treasury Obligations - 33.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	8,834,000	5,451,199
1.75% 8/15/41	11,769,000	7,837,878
1.875% 11/15/51	34,881,000	20,781,446
2% 11/15/41	11,400,000	7,892,719
2% 8/15/51	38,514,000	23,717,703
2.25% 2/15/52	24,090,000	15,758,248
2.875% 5/15/52	20,540,000	15,465,978
3% 2/15/47	17,645,000	13,784,467
3.25% 5/15/42	9,100,000	7,652,531
3.625% 2/15/53	13,000,000	11,365,859
3.625% 5/15/53	19,000,000	16,623,516
4.125% 8/15/53	30,511,000	29,209,515
4.375% 8/15/43	2,160,000	2,114,775
4.75% 11/15/53	97,000,000	103,198,906
U.S. Treasury Notes:
2.75% 4/30/27	700,000	666,066
2.75% 8/15/32	27,025,000	24,127,202
2.875% 4/30/29	5,411,700	5,063,533
2.875% 5/15/32	2,750,400	2,485,889
3.375% 5/15/33	60,800,000	56,719,750
3.5% 2/15/33	44,110,000	41,609,859
3.75% 12/31/28	125,000,000	122,158,203
3.75% 12/31/30	45,000,000	43,607,813
3.875% 8/15/33	50,000,000	48,507,813
4% 1/15/27	3,920,000	3,874,063
4% 2/15/27	10,980,000	10,889,930
4% 2/29/28	600,000	592,617
4% 6/30/28 (d)	7,000,000	6,915,508
4% 2/28/30	32,900,000	32,405,215
4% 1/31/31	25,000,000	24,593,750
4.375% 10/31/24	1,400,000	1,392,125
4.375% 11/30/30	85,280,000	85,733,050
4.5% 11/15/33	132,200,000	134,699,406
4.625% 2/28/25	1,500,000	1,493,730
4.625% 3/15/26	1,010,000	1,010,039
4.625% 11/15/26	16,770,000	16,832,888
4.875% 10/31/28	206,968,000	212,029,011
4.875% 10/31/30	75,000,000	77,531,250
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,304,745,811)		1,235,793,450

U.S. Government Agency - Mortgage Securities - 25.9%
	Principal Amount (a)	Value ($)
Fannie Mae - 6.3%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.360% 5.615% 10/1/35 (c)(e)	2,810	2,844
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.440% 3.945% 4/1/37 (c)(e)	655	663
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 6.085% 1/1/35 (c)(e)	1,495	1,515
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 5.73% 7/1/34 (c)(e)	193	196
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 5.755% 1/1/35 (c)(e)	1,023	1,032
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.510% 7.316% 2/1/33 (c)(e)	179	180
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.461% 12/1/34 (c)(e)	361	364
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.241% 5/1/44 (c)(e)	605	621
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.803% 6/1/36 (c)(e)	1,631	1,665
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.3% 9/1/33 (c)(e)	12,059	12,175
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 4.065% 3/1/37 (c)(e)	5,293	5,372
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.570% 4.599% 4/1/44 (c)(e)	1,899	1,943
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.580% 4.08% 4/1/44 (c)(e)	738	749
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.580% 5.83% 1/1/44 (c)(e)	1,057	1,075
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.620% 5.608% 3/1/33 (c)(e)	3,979	4,035
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.630% 5.815% 9/1/36 (c)(e)	364	370
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.422% 11/1/36 (c)(e)	1,957	1,995
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.864% 5/1/35 (c)(e)	1,209	1,231
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.895% 6/1/47 (c)(e)	7,431	7,620
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.680% 5.741% 7/1/43 (c)(e)	10,208	10,428
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.700% 5.144% 6/1/42 (c)(e)	7,365	7,576
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 5.842% 3/1/40 (c)(e)	4,716	4,813
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.740% 5.519% 5/1/36 (c)(e)	2,297	2,355
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 5.649% 7/1/35 (c)(e)	3,139	3,195
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 8/1/41 (c)(e)	2,079	2,128
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.770% 5.995% 2/1/37 (c)(e)	11,756	11,969
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.05% 7/1/41 (c)(e)	3,174	3,256
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.051% 12/1/40 (c)(e)	38,291	39,194
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.055% 1/1/42 (c)(e)	23,820	24,301
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 4.519% 2/1/42 (c)(e)	15,347	15,672
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.05% 7/1/41 (c)(e)	5,642	5,797
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.06% 12/1/39 (c)(e)	429	438
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.068% 9/1/41 (c)(e)	2,826	2,896
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 4.757% 2/1/35 (c)(e)	1,792	1,824
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 6.08% 10/1/41 (c)(e)	2,425	2,426
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.850% 4.429% 4/1/36 (c)(e)	9,155	9,362
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.890% 5.582% 8/1/35 (c)(e)	7,969	8,160
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 5.771% 7/1/37 (c)(e)	2,106	2,166
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 5.418% 9/1/35 (c)(e)	180	184
U.S. TREASURY 1 YEAR INDEX + 2.180% 6.079% 7/1/36 (c)(e)	1,073	1,081
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (c)(e)	551	560
U.S. TREASURY 1 YEAR INDEX + 2.270% 6.395% 6/1/36 (c)(e)	954	965
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.404% 10/1/33 (c)(e)	944	955
U.S. TREASURY 1 YEAR INDEX + 2.460% 5.988% 7/1/34 (c)(e)	1,132	1,149
1.5% 9/1/35 to 6/1/51 (f)	9,413,426	7,640,611
2% 2/1/28 to 3/1/52 (d)(f)	52,121,158	43,480,252
2.5% 1/1/28 to 5/1/53	63,736,866	54,343,325
3% 2/1/31 to 2/1/52	27,338,185	24,341,419
3.5% 9/1/33 to 3/1/52	8,466,000	7,758,882
3.5% 12/1/46	2,307,023	2,121,162
4% 3/1/36 to 10/1/52	41,094,944	37,937,121
4.5% to 4.5% 6/1/24 to 12/1/52	5,718,817	5,470,782
5% 7/1/33 to 11/1/53	24,295,772	23,617,204
5.29% 8/1/41 (c)	25,942	25,685
5.5% 8/1/25 to 11/1/53	9,254,427	9,233,864
6% to 6% 9/1/29 to 9/1/53	3,387,908	3,431,992
6% 11/1/53	2,100,703	2,115,752
6.5% 5/1/27 to 1/1/54	9,813,552	10,048,416
6.705% 2/1/39 (c)	11,757	11,930
7% to 7% 8/1/25 to 6/1/32	4,519	4,658
7.5% 3/1/26 to 11/1/31	3,942	4,033
TOTAL FANNIE MAE		231,795,583
Freddie Mac - 3.1%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.320% 5.575% 1/1/36 (c)(e)	2,890	2,897
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.370% 5.625% 3/1/36 (c)(e)	1,973	1,987
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 5.824% 3/1/36 (c)(e)	1,511	1,526
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.660% 5.165% 1/1/37 (c)(e)	2,357	2,383
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.660% 6.04% 7/1/36 (c)(e)	9,716	9,811
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.660% 7.54% 7/1/35 (c)(e)	1,714	1,732
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 12/1/40 (c)(e)	14,483	14,699
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 7/1/41 (c)(e)	3,435	3,505
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 9/1/41 (c)(e)	45,703	46,532
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 5.239% 4/1/36 (c)(e)	1,036	1,062
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.255% 4/1/41 (c)(e)	1,122	1,150
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.489% 10/1/36 (c)(e)	17,013	17,258
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 9/1/41 (c)(e)	3,847	3,931
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 10/1/41 (c)(e)	27,476	28,018
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.900% 6.008% 10/1/42 (c)(e)	18,961	19,292
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.213% 5/1/41 (c)(e)	8,128	8,356
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.568% 5/1/41 (c)(e)	9,238	9,488
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.699% 6/1/41 (c)(e)	7,841	8,055
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.16% 6/1/41 (c)(e)	2,824	2,894
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.990% 6% 10/1/35 (c)(e)	8,618	8,728
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.010% 7.885% 5/1/37 (c)(e)	1,633	1,665
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 4.936% 4/1/38 (c)(e)	856	880
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 7.885% 6/1/37 (c)(e)	3,553	3,623
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (c)(e)	35	36
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 6.256% 7/1/36 (c)(e)	7,412	7,592
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.200% 6.45% 12/1/36 (c)(e)	1,230	1,259
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.680% 8.249% 10/1/35 (c)(e)	1,192	1,224
U.S. TREASURY 1 YEAR INDEX + 2.030% 5.183% 6/1/33 (c)(e)	11,796	11,878
U.S. TREASURY 1 YEAR INDEX + 2.230% 5.062% 4/1/34 (c)(e)	3,860	3,911
U.S. TREASURY 1 YEAR INDEX + 2.260% 5.231% 6/1/33 (c)(e)	3,158	3,193
U.S. TREASURY 1 YEAR INDEX + 2.430% 6.385% 3/1/35 (c)(e)	5,802	5,866
U.S. TREASURY 1 YEAR INDEX + 2.540% 5.875% 7/1/35 (c)(e)	6,677	6,788
1.5% 8/1/35 to 4/1/51	13,027,557	10,292,166
2% 12/1/35 to 3/1/52 (f)	32,360,436	26,702,602
2.5% 1/1/28 to 1/1/52	23,492,448	20,399,698
3% 12/1/30 to 6/1/53	18,800,356	16,225,175
3.5% 3/1/32 to 4/1/52	5,632,852	5,173,772
3.5% 7/1/42	606,336	558,443
3.5% 7/1/42	268,774	247,746
3.5% 9/1/42	787,422	724,722
3.5% 11/1/42	238,572	219,362
4% 1/1/36 to 10/1/52	3,681,662	3,470,212
4% 4/1/48	1,127	1,057
4.5% 7/1/25 to 10/1/48	998,400	969,017
5% 8/1/33 to 8/1/53	4,854,252	4,765,956
5.5% 10/1/52 to 3/1/54 (f)	14,483,012	14,411,404
5.5% 1/1/54	678,979	672,303
5.5% 2/1/54	272,469	269,790
5.5% 3/1/54	940,615	931,367
6% 5/1/29 to 11/1/53	4,370,662	4,436,463
6.5% 1/1/32 to 1/1/54	4,678,626	4,818,876
7% 8/1/26 to 9/1/36	9,206	9,544
7.5% 1/1/27	12	12
8% 7/1/24 to 8/1/30	154	159
8.5% 8/1/27	83	86
TOTAL FREDDIE MAC		115,541,151
Ginnie Mae - 6.7%
3.5% 11/20/41 to 12/20/49	984,636	908,924
4% 8/15/39 to 10/20/52	3,894,570	3,660,122
4.5% 6/20/33 to 4/20/53	1,830,000	1,760,316
5.5% 10/15/35 to 9/15/39	18,926	19,262
7% to 7% 4/15/28 to 8/15/32	4,574	4,721
7.5% to 7.5% 9/15/25 to 1/15/31	1,089	1,110
8% 9/15/24 to 7/15/27	21	22
8.5% 8/15/29 to 7/15/30	36	38
2% 11/20/50 to 6/20/52	13,180,812	10,726,024
2% 3/1/54 (g)	4,100,000	3,336,605
2% 3/1/54 (g)	3,550,000	2,889,011
2% 3/1/54 (g)	9,900,000	8,056,679
2% 3/1/54 (g)	6,400,000	5,208,358
2% 3/1/54 (g)	6,750,000	5,493,191
2% 3/1/54 (g)	5,100,000	4,150,411
2% 3/1/54 (g)	1,600,000	1,302,090
2% 3/1/54 (g)	1,825,000	1,485,196
2% 3/1/54 (g)	1,275,000	1,037,603
2% 3/1/54 (g)	4,800,000	3,906,269
2% 3/1/54 (g)	3,400,000	2,766,940
2% 3/1/54 (g)	4,650,000	3,784,198
2% 3/1/54 (g)	2,700,000	2,197,276
2% 4/1/54 (g)	17,950,000	14,617,633
2% 4/1/54 (g)	13,950,000	11,360,222
2% 4/1/54 (g)	1,400,000	1,140,094
2% 4/1/54 (g)	825,000	671,841
2% 4/1/54 (g)	7,125,000	5,802,264
2% 4/1/54 (g)	6,050,000	4,926,834
2% 4/1/54 (g)	12,075,000	9,833,310
2% 4/1/54 (g)	450,000	366,459
2.5% 6/20/51 to 1/20/52	16,554,094	13,866,441
2.5% 3/1/54 (g)	5,500,000	4,653,890
2.5% 3/1/54 (g)	6,150,000	5,203,896
2.5% 3/1/54 (g)	9,200,000	7,784,689
2.5% 3/1/54 (g)	5,300,000	4,484,658
2.5% 4/1/54 (g)	375,000	317,574
3% 5/15/42 to 2/20/50	401,484	358,388
3% 3/1/54 (g)	5,325,000	4,669,757
3% 3/1/54 (g)	2,450,000	2,148,527
3% 3/1/54 (g)	9,850,000	8,637,954
3% 3/1/54 (g)	2,925,000	2,565,078
3% 4/1/54 (g)	9,800,000	8,600,231
3% 4/1/54 (g)	2,375,000	2,084,240
3.5% 3/1/54 (g)	3,700,000	3,346,411
3.5% 3/1/54 (g)	6,750,000	6,104,938
5% 9/20/33 to 4/20/48	346,928	346,469
5% 3/1/54 (g)	7,300,000	7,130,163
5.47% 8/20/59 (c)(h)	169	161
5.5% 3/1/54 (g)	3,950,000	3,924,723
5.5% 3/1/54 (g)	2,550,000	2,533,682
6% 11/20/31 to 5/15/40	200,362	205,632
6% 3/1/54 (g)	1,500,000	1,507,710
6% 3/1/54 (g)	900,000	904,626
6% 3/1/54 (g)	3,400,000	3,417,477
6% 3/1/54 (g)	2,200,000	2,211,308
6.5% 3/20/31 to 9/15/34	653	672
6.5% 3/1/54 (g)	8,900,000	9,021,680
6.5% 3/1/54 (g)	3,000,000	3,041,016
6.5% 3/1/54 (g)	2,600,000	2,635,547
6.5% 3/1/54 (g)	3,850,000	3,902,637
6.5% 3/1/54 (g)	5,550,000	5,625,879
6.5% 4/1/54 (g)	5,100,000	5,166,141
6.5% 4/1/54 (g)	7,500,000	7,597,266
TOTAL GINNIE MAE		245,412,484
Uniform Mortgage Backed Securities - 9.8%
2% 3/1/54 (g)	1,100,000	864,656
2% 3/1/54 (g)	27,100,000	21,301,977
2% 3/1/54 (g)	4,800,000	3,773,044
2% 3/1/54 (g)	300,000	235,815
2% 3/1/54 (g)	300,000	235,815
2% 3/1/54 (g)	17,200,000	13,520,074
2% 3/1/54 (g)	11,750,000	9,236,097
2% 3/1/54 (g)	17,600,000	13,834,494
2% 3/1/54 (g)	7,425,000	5,836,427
2% 3/1/54 (g)	5,000,000	3,930,254
2% 4/1/54 (g)	22,150,000	17,433,521
2% 4/1/54 (g)	6,850,000	5,391,405
2% 4/1/54 (g)	8,600,000	6,768,771
2% 4/1/54 (g)	4,300,000	3,384,386
2% 4/1/54 (g)	16,950,000	13,340,775
2% 4/1/54 (g)	3,775,000	2,971,176
2.5% 3/1/54 (g)	1,000,000	821,563
2.5% 3/1/54 (g)	3,175,000	2,608,461
2.5% 3/1/54 (g)	1,550,000	1,273,422
2.5% 3/1/54 (g)	1,600,000	1,314,500
2.5% 3/1/54 (g)	33,600,000	27,604,500
2.5% 3/1/54 (g)	6,450,000	5,299,078
2.5% 3/1/54 (g)	3,125,000	2,567,383
2.5% 3/1/54 (g)	3,700,000	3,039,781
2.5% 3/1/54 (g)	2,250,000	1,848,516
2.5% 4/1/54 (g)	9,350,000	7,691,105
3% 3/1/54 (g)	4,000,000	3,422,188
3% 3/1/54 (g)	3,000,000	2,566,641
3% 3/1/54 (g)	375,000	320,830
3% 3/1/54 (g)	4,600,000	3,935,516
3% 3/1/54 (g)	1,100,000	941,102
3% 3/1/54 (g)	3,200,000	2,737,750
3% 3/1/54 (g)	4,600,000	3,935,516
3% 3/1/54 (g)	16,750,000	14,330,411
3% 3/1/54 (g)	4,425,000	3,785,795
3% 3/1/54 (g)	4,950,000	4,234,957
3% 3/1/54 (g)	7,450,000	6,373,824
3% 4/1/54 (g)	21,200,000	18,157,469
3.5% 3/1/54 (g)	7,700,000	6,849,691
3.5% 3/1/54 (g)	17,700,000	15,745,394
4.5% 3/1/54 (g)	2,400,000	2,271,187
5% 3/1/54 (g)	4,500,000	4,364,297
5% 3/1/54 (g)	6,500,000	6,303,985
5.5% 3/1/54 (g)	13,000,000	12,860,860
5.5% 3/1/54 (g)	1,950,000	1,929,129
6% 3/1/54 (g)	5,625,000	5,649,609
6% 3/1/54 (g)	6,500,000	6,528,438
6% 3/1/54 (g)	650,000	652,844
6% 3/1/54 (g)	700,000	703,063
6% 3/1/54 (g)	650,000	652,844
6% 3/1/54 (g)	4,200,000	4,218,375
6% 3/1/54 (g)	6,400,000	6,428,000
6% 3/1/54 (g)	2,300,000	2,310,063
6% 3/1/54 (g)	2,300,000	2,310,063
6% 3/1/54 (g)	6,350,000	6,377,781
6.5% 3/1/54 (g)	1,900,000	1,933,250
6.5% 3/1/54 (g)	7,300,000	7,427,750
6.5% 3/1/54 (g)	3,600,000	3,663,000
6.5% 3/1/54 (g)	15,800,000	16,076,500
6.5% 3/1/54 (g)	950,000	966,625
6.5% 3/1/54 (g)	950,000	966,625
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		358,058,368
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $965,065,660)		950,807,586

Asset-Backed Securities - 7.0%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	272,317	191,984
Series 2019-1 Class A, 3.844% 5/15/39 (b)	124,911	99,933
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	755,005	681,427
Class B, 4.458% 10/16/39 (b)	220,258	102,436
Series 2021-1A Class A, 2.95% 11/16/41 (b)	7,260,812	6,554,796
Series 2021-2A Class A, 2.798% 1/15/47 (b)	2,000,928	1,740,967
AASET, Ltd. Series 2022-1A Class A, 6% 5/16/47 (b)	1,367,468	1,343,442
Aimco:
Series 2018-BA Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6756% 1/15/32 (b)(c)(e)	365,000	365,489
Series 2024-BA Class ARR, CME Term SOFR 3 Month Index + 0.000% 0% 4/16/37 (b)(c)(e)	2,803,000	2,803,987
AIMCO CLO Series 2021-AA Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.7181% 10/17/34 (b)(c)(e)	1,889,000	1,891,244
AIMCO CLO Ltd. Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7081% 10/17/34 (b)(c)(e)	869,000	870,076
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5694% 4/20/34 (b)(c)(e)	2,222,000	2,221,989
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8178% 7/20/35 (b)(c)(e)	1,188,000	1,189,644
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7194% 7/20/34 (b)(c)(e)	992,000	991,977
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	1,220,000	1,217,602
American Money Management Corp. Series 2012-11A Class A1R2, CME Term SOFR 3 Month Index + 1.270% 6.589% 4/30/31 (b)(c)(e)	1,203,989	1,204,041
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	269,979	241,200
Class B, 4.335% 1/16/40 (b)	138,939	77,822
Ares CLO Series 2019-54A Class A, CME Term SOFR 3 Month Index + 1.580% 6.8956% 10/15/32 (b)(c)(e)	1,101,000	1,102,569
Ares LIX CLO Ltd. Series 2021-59A Class A, CME Term SOFR 3 Month Index + 1.290% 6.6163% 4/25/34 (b)(c)(e)	657,000	655,504
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7056% 7/15/34 (b)(c)(e)	1,286,000	1,287,015
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.644% 1/15/35 (b)(c)(e)	1,808,000	1,805,134
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.6456% 4/15/34 (b)(c)(e)	3,233,000	3,230,886
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, CME Term SOFR 3 Month Index + 1.510% 6.8281% 4/17/33 (b)(c)(e)	460,000	460,268
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 10/15/36 (b)(c)(e)	860,000	859,997
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/28	1,700,000	1,693,875
Barings CLO Ltd.:
Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.280% 6.6063% 4/25/34 (b)(c)(e)	1,437,000	1,437,979
Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.480% 6.7994% 1/20/32 (b)(c)(e)	1,680,000	1,682,354
Barings CLO Ltd. 2023-IV Series 2024-4A Class A, CME Term SOFR 3 Month Index + 1.750% 7.0612% 1/20/37 (b)(c)(e)	2,868,000	2,880,241
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.6165% 1/17/35 (b)(c)(e)	1,857,000	1,855,498
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7056% 1/15/35 (b)(c)(e)	1,299,000	1,300,457
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (b)	1,753,482	1,543,116
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.5656% 4/15/29 (b)(c)(e)	930,060	930,273
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	1,036,000	1,054,681
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	685,613	617,089
Class B, 5.095% 4/15/39 (b)	488,890	322,728
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	210,367	191,786
Series 2021-1A Class A, 3.474% 1/15/46 (b)	193,112	181,523
Cedar Funding Series 2024-18A Class A, CME Term SOFR 3 Month Index + 1.550% 0% 4/23/37 (b)(c)(e)	7,100,000	7,103,784
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6794% 10/20/32 (b)(c)(e)	1,037,000	1,037,510
Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7163% 10/25/34 (b)(c)(e)	838,000	838,752
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.6378% 4/20/35 (b)(c)(e)	1,721,000	1,718,181
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 7.1678% 7/20/36 (b)(c)(e)	1,424,000	1,431,905
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.6294% 4/20/34 (b)(c)(e)	1,199,000	1,198,209
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	515,827	503,944
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/35 (b)	662,405	666,325
Columbia Cent CLO 29 Ltd./Columbia Cent CLO 29 Corp. Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.7494% 10/20/34 (b)(c)(e)	4,015,000	4,010,632
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.7794% 4/20/34 (b)(c)(e)	1,620,000	1,620,912
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.700% 7.0186% 7/24/34 (b)(c)(e)	1,758,000	1,758,564
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, CME Term SOFR 3 Month Index + 1.570% 6.8894% 1/20/34 (b)(c)(e)	2,220,000	2,220,364
Daimler Trucks Retail Trust 20 Series 2023-1 Class A2, 6.03% 9/15/25	2,340,000	2,342,444
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	449,320	427,890
Series 2019-1A Class A23, 4.352% 5/20/49 (b)	5,442,545	5,162,901
Series 2021-1A Class A23, 2.791% 11/20/51 (b)	9,291,138	7,743,803
Discover Card Execution Note Trust Series 2023 A1 Class A, 4.31% 3/15/28 (i)	700,000	690,676
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	546,554	547,817
Class A3, 5.64% 2/22/28 (b)	421,000	425,366
Dominos Pizza Master Issuer LLC:
Series 2019-1A Class A2, 3.668% 10/25/49 (b)	2,321,280	2,114,904
Series 2021-1A Class A2II, 3.151% 4/25/51 (b)	8,253,608	7,127,161
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.6178% 4/20/35 (b)(c)(e)	2,199,000	2,201,373
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.7294% 10/20/34 (b)(c)(e)	1,790,000	1,790,143
Series 2021-83A Class A, CME Term SOFR 3 Month Index + 1.480% 6.7795% 1/18/32 (b)(c)(e)	1,259,000	1,259,237
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2021-86A Class A1R, CME Term SOFR 3 Month Index + 1.360% 6.6781% 7/17/34 (b)(c)(e)	9,421,000	9,431,175
Dryden Senior Loan Fund:
Series 2020-78A Class A, CME Term SOFR 3 Month Index + 1.440% 6.7581% 4/17/33 (b)(c)(e)	900,000	900,453
Series 2021-85A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 10/15/35 (b)(c)(e)	2,514,000	2,517,784
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.7107% 2/20/35 (b)(c)(e)	1,503,000	1,503,002
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6756% 4/15/31 (b)(c)(e)	610,000	610,240
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 1/15/35 (b)(c)(e)	1,578,000	1,579,971
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.8256% 1/15/34 (b)(c)(e)	4,175,000	4,181,384
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	1,655,000	1,680,112
Flatiron CLO Ltd. Series 2021-1A:
Class A1, CME Term SOFR 3 Month Index + 1.370% 6.6812% 7/19/34 (b)(c)(e)	902,000	902,928
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6673% 11/16/34 (b)(c)(e)	1,250,000	1,251,681
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, CME Term SOFR 3 Month Index + 1.560% 6.8807% 11/20/33 (b)(c)(e)	1,956,000	1,960,524
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (b)	3,045,000	3,031,409
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	358,664	358,362
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	869,000	874,199
GM Financial Consumer Automobile Receivables Trust Series 2022-4 Class A3, 4.82% 8/16/27	1,000,000	994,181
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	419,000	419,828
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	834,000	830,987
Honda Auto Receivables 2023-3 Series 2023-3 Class A3, 5.41% 2/18/28	500,000	502,267
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	320,284	280,244
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	1,419,156	1,269,542
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7094% 10/22/34 (b)(c)(e)	960,000	960,133
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.6465% 4/15/35 (b)(c)(e)	2,253,000	2,249,278
Lucali CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.470% 6.7856% 1/15/33 (b)(c)(e)	820,000	820,625
Madison Park Funding Series 2024-19A Class AR3, CME Term SOFR 3 Month Index + 1.600% 6.9178% 1/22/37 (b)(c)(e)	7,328,000	7,372,437
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7112% 4/19/34 (b)(c)(e)	1,690,000	1,692,608
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6794% 1/22/35 (b)(c)(e)	1,540,000	1,538,811
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.6956% 7/15/34 (b)(c)(e)	1,325,000	1,325,080
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, CME Term SOFR 3 Month Index + 1.460% 6.7794% 1/22/31 (b)(c)(e)	364,000	363,986
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 7.1178% 4/22/36 (b)(c)(e)	881,000	886,815
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.7194% 10/20/34 (b)(c)(e)	305,000	305,114
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7163% 10/25/34 (b)(c)(e)	1,565,000	1,565,238
Magnetite XXI Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.5994% 4/20/34 (b)(c)(e)	1,158,000	1,159,304
Magnetite XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7163% 1/25/35 (b)(c)(e)	1,132,000	1,131,997
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5656% 1/15/34 (b)(c)(e)	1,480,000	1,480,074
Marlette Funding Trust 2023-3 Series 2023-3A Class A, 6.49% 9/15/33 (b)	635,917	636,839
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/36 (b)	900,000	906,559
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6494% 10/20/30 (b)(c)(e)	1,158,224	1,159,970
Peace Park CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7094% 10/20/34 (b)(c)(e)	1,254,000	1,254,020
Peebles Park CLO Ltd. Series 2024-1A Class A, CME Term SOFR 3 Month Index + 1.500% 0% 4/21/37 (b)(c)(e)	18,000,000	18,006,318
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (b)	1,893,105	1,850,799
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	929,280	840,734
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	1,103,348	1,027,375
Class A2II, 4.008% 12/5/51 (b)	986,430	865,946
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	713,401	614,466
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/53 (b)	574,324	548,857
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.6994% 4/20/34 (b)(c)(e)	1,717,000	1,717,843
RR Ltd.:
Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.6565% 1/15/37 (b)(c)(e)	1,862,000	1,861,968
Series 2024-28RA Class A1R, CME Term SOFR 3 Month Index + 1.550% 0% 4/15/37 (b)(c)(e)	17,800,000	17,806,248
Rram 2022-24A Series 2023-24A Class A1AR, CME Term SOFR 3 Month Index + 1.730% 7.0768% 1/15/36 (b)(c)(e)	7,000,000	7,042,014
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	827,673	732,118
Class B, 4.335% 3/15/40 (b)	190,852	144,211
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	1,211,000	1,183,698
1.884% 7/15/50 (b)	498,000	464,123
2.328% 7/15/52 (b)	381,000	333,758
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	587,698	588,605
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.6358% 4/23/35 (b)(c)(e)	1,936,000	1,937,580
Symphony CLO Ltd. Series 2020-22A Class A1A, CME Term SOFR 3 Month Index + 1.550% 6.8495% 4/18/33 (b)(c)(e)	3,000,000	2,999,949
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, CME Term SOFR 3 Month Index + 1.220% 6.5356% 4/16/31 (b)(c)(e)	714,454	714,445
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, CME Term SOFR 3 Month Index + 1.240% 6.5512% 4/19/34 (b)(c)(e)	1,453,000	1,453,873
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6594% 4/20/33 (b)(c)(e)	1,903,000	1,905,253
Tesla Auto Lease Trust 2023-B Series 2023-B:
Class A2, 6.02% 9/22/25 (b)	1,871,000	1,875,242
Class A3, 6.13% 9/21/26 (b)	1,200,000	1,212,214
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	1,000,000	1,005,714
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	626,034	547,793
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	1,184,380	1,009,743
Toyota Lease Owner Trust:
Series 2023 A:
Class A2, 5.3% 8/20/25 (b)	538,039	537,356
Class A3, 4.93% 4/20/26 (b)	891,000	887,219
Series 2024-A Class A3, 5.25% 4/20/27 (b)	1,100,000	1,099,717
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	600,000	593,445
Series 2023 2 Class A, 4.89% 4/13/28	500,000	497,340
Voya Clo 2023-1 Ltd. Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.800% 7.1702% 1/20/37 (b)(c)(e)	2,007,000	2,008,850
Voya CLO Ltd. Series 2019-2A Class A, CME Term SOFR 3 Month Index + 1.530% 6.8494% 7/20/32 (b)(c)(e)	1,290,000	1,292,206
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7312% 7/19/34 (b)(c)(e)	851,000	851,060
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7294% 10/20/34 (b)(c)(e)	4,736,000	4,740,343
Voya CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 7/16/34 (b)(c)(e)	860,000	860,131
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/29	2,400,000	2,400,000
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (b)	1,800,000	1,816,051
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (b)	876,335	911,099
World Omni Auto Receivables Trust:
Series 2023 B:
Class A2A, 5.25% 11/16/26	372,326	371,819
Class A3, 4.66% 5/15/28	944,000	934,904
Series 2023-C Class A3, 5.15% 11/15/28	514,000	514,328
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	724,413	723,865
TOTAL ASSET-BACKED SECURITIES (Cost $259,210,079)		258,045,607

Collateralized Mortgage Obligations - 1.7%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.2%
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	196,237	191,123
Bravo Residential Funding Trust 2023- sequential payer Series 2023-RPL1 Class A1, 5% 5/25/63 (b)	1,170,634	1,144,572
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	426,511	420,871
CFMT Series 2022-HB10 Class A, 3.25% 11/25/35 (b)	708,595	686,018
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (b)	384,747	353,447
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	395,606	360,252
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	216,919	194,842
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	221,117	211,116
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (b)	324,000	307,638
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	321,159	286,960
PRPM, LLC Series 2024-RPL1 Class A1, 4.2% 12/25/64 (b)	2,840,000	2,711,916
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	653,992	603,034
TOTAL PRIVATE SPONSOR		7,471,789
U.S. Government Agency - 1.5%
Fannie Mae:
floater:
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 3.64% 4/25/24 (c)(e)	79	79
Series 2001-38 Class QF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.090% 6.4161% 8/25/31 (c)(e)	2,037	2,047
Series 2002-18 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2361% 2/25/32 (c)(e)	233	233
Series 2002-39 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4389% 3/18/32 (c)(e)	430	432
Series 2002-60 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4361% 4/25/32 (c)(e)	893	897
Series 2002-63 Class FN, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4361% 10/25/32 (c)(e)	586	588
Series 2002-7 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.860% 6.1861% 1/25/32 (c)(e)	220	220
Series 2002-74 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 5.8861% 11/25/32 (c)(e)	7,427	7,419
Series 2002-75 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4361% 11/25/32 (c)(e)	875	879
Series 2003-118 Class S, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6639% 12/25/33 (c)(i)(j)	8,740	1,162
Series 2006-104 Class GI, 6.560% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2439% 11/25/36 (c)(i)(j)	6,298	570
Series 2010-15 Class FJ, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.040% 6.3661% 6/25/36 (c)(e)	179,256	179,807
planned amortization class:
Series 1996-28 Class PK, 6.5% 7/25/25	3	3
Series 1999-17 Class PG, 6% 4/25/29	2,024	2,045
Series 1999-32 Class PL, 6% 7/25/29	2,685	2,699
Series 1999-33 Class PK, 6% 7/25/29	1,940	1,949
Series 2001-52 Class YZ, 6.5% 10/25/31	378	385
Series 2003-70 Class BJ, 5% 7/25/33	13,977	13,722
Series 2005-64 Class PX, 5.5% 6/25/35	4,764	4,742
Series 2005-68 Class CZ, 5.5% 8/25/35	192,235	192,413
Series 2005-81 Class PC, 5.5% 9/25/35	4,949	4,981
Series 2006-12 Class BO 10/25/35 (k)	6,068	5,219
Series 2006-15 Class OP 3/25/36 (k)	8,481	7,034
Series 2006-45 Class OP 6/25/36 (k)	2,643	2,092
Series 2006-62 Class KP 4/25/36 (k)	4,208	3,424
Series 2010-118 Class PB, 4.5% 10/25/40	145,920	141,964
Series 2012-149:
Class DA, 1.75% 1/25/43	47,622	43,065
Class GA, 1.75% 6/25/42	53,679	48,403
Series 2021-45 Class DA, 3% 7/25/51	386,805	339,322
Series 2021-69 Class JK, 1.5% 10/25/51	205,679	166,972
Series 2022-2 Class TH, 2.5% 2/25/52	163,138	144,365
Series 2022-20 Class HC, 2.5% 4/25/52	2,087,066	1,847,025
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	378	382
Series 1999-25 Class Z, 6% 6/25/29	2,123	2,114
Series 2001-20 Class Z, 6% 5/25/31	2,550	2,563
Series 2001-31 Class ZC, 6.5% 7/25/31	1,217	1,223
Series 2002-16 Class ZD, 6.5% 4/25/32	1,095	1,117
Series 2002-74 Class SV, 7.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.1139% 11/25/32 (c)(i)(j)	1,548	35
Series 2004-52 Class KZ, 5.5% 7/25/34	67,865	67,532
Series 2004-91 Class Z, 5% 12/25/34	151,573	148,826
Series 2005-117 Class JN, 4.5% 1/25/36	11,346	11,194
Series 2005-14 Class ZB, 5% 3/25/35	46,887	46,036
Series 2006-72 Class CY, 6% 8/25/26	11,626	11,640
Series 2009-59 Class HB, 5% 8/25/39	83,201	82,203
Series 2012-67 Class AI, 4.5% 7/25/27 (i)	1,367	25
Series 2020-101 Class BA, 1.5% 9/25/45	272,810	230,887
Series 2020-43 Class MA, 2% 1/25/45	660,454	589,352
Series 2020-49 Class JA, 2% 8/25/44	110,022	98,871
Series 2020-51 Class BA, 2% 6/25/46	783,075	667,405
Series 2020-80 Class BA, 1.5% 3/25/45	405,056	345,333
Series 2021-68 Class A, 2% 7/25/49	226,541	176,708
Series 2021-85 Class L, 2.5% 8/25/48	124,272	107,332
Series 2021-95:
Class 0, 2.5% 9/25/48	607,824	526,165
Class BA, 2.5% 6/25/49	918,882	792,177
Series 2021-96 Class HA, 2.5% 2/25/50	198,361	170,287
Series 2022-1 Class KA, 3% 5/25/48	193,552	173,067
Series 2022-11 Class B, 3% 6/25/49	232,502	210,526
Series 2022-13:
Class HA, 3% 8/25/46	225,785	206,779
Class JA, 3% 5/25/48	435,246	390,207
Class MA, 3% 5/25/44	3,543,536	3,280,828
Series 2022-15 Class GC, 3% 1/25/47	207,533	189,596
Series 2022-17 Class BH, 3% 5/25/47	228,967	208,901
Series 2022-25 Class AB, 4% 9/25/47	401,326	380,253
Series 2022-3:
Class D, 2% 2/25/48	904,138	781,149
Class N, 2% 10/25/47	2,316,801	1,973,218
Series 2022-30 Class E, 4.5% 7/25/48	506,924	489,902
Series 2022-4 Class B, 2.5% 5/25/49	145,718	125,698
Series 2022-49 Class TC, 4% 12/25/48	160,644	151,770
Series 2022-5:
Class 0, 2.5% 6/25/48	296,720	257,814
Class BA, 2.5% 12/25/49	373,083	315,636
Class DA, 2.25% 11/25/47	825,313	714,866
Series 2022-69 Class AB, 4.5% 1/25/44	684,784	658,833
Series 2022-7:
Class A, 3% 5/25/48	275,902	246,710
Class E, 2.5% 11/25/47	893,906	784,850
Series 2022-9 Class BA, 3% 5/25/48	232,201	207,653
Series 06-116 Class SG, 6.520% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2039% 12/25/36 (c)(i)(j)	4,237	380
Series 07-40 Class SE, 6.320% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.0039% 5/25/37 (c)(i)(j)	2,208	227
Series 2003-21 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6639% 3/25/33 (c)(i)(j)	537	51
Series 2005-72 Class ZC, 5.5% 8/25/35	34,225	34,109
Series 2005-79 Class ZC, 5.9% 9/25/35	20,429	20,458
Series 2007-66 Class SA, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9832% 7/25/37 (c)(e)(j)	2,750	3,244
Series 2010-135 Class ZA, 4.5% 12/25/40	8,219	8,062
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	4,604	14
Series 2010-150 Class ZC, 4.75% 1/25/41	77,694	75,865
Series 2010-39 Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.030% 6.3561% 3/25/36 (c)(e)	121,556	121,849
Series 2010-95 Class ZC, 5% 9/25/40	163,253	161,535
Series 2011-39 Class ZA, 6% 11/25/32	9,944	10,073
Series 2011-4 Class PZ, 5% 2/25/41	24,983	23,759
Series 2011-67 Class AI, 4% 7/25/26 (i)	4,195	80
Series 2012-100 Class WI, 3% 9/25/27 (i)	23,526	798
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1139% 6/25/41 (c)(i)(j)	2,323	16
Series 2013-133 Class IB, 3% 4/25/32 (i)	6,919	123
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.6139% 1/25/44 (c)(i)(j)	10,009	950
Series 2013-N1 Class A, 6.600% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2839% 6/25/35 (c)(i)(j)	11,680	796
Series 2015-42 Class IL, 6% 6/25/45 (i)	59,145	9,672
Series 2015-70 Class JC, 3% 10/25/45	65,811	61,175
Series 2017-30 Class AI, 5.5% 5/25/47 (i)	33,404	5,542
Series 2018-45 Class GI, 4% 6/25/48 (i)	398,118	83,531
Series 2020-39 Class MG, 1.5% 6/25/40	1,137,364	927,347
Series 2020-45:
Class JC, 1.5% 7/25/40	1,161,789	946,515
Class JL, 3% 7/25/40	19,691	17,596
Series 2020-59 Class MC, 1.5% 8/25/40	1,274,816	1,038,007
Series 2021-59 Class H, 2% 6/25/48	127,485	102,108
Series 2021-66:
Class DA, 2% 1/25/48	138,267	111,237
Class DM, 2% 1/25/48	146,938	118,076
Series 2022-28 Class A, 2.5% 2/25/52	744,945	684,746
Series 2023-13 Class CK, 1.5% 11/25/50	1,337,481	1,041,273
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (i)	2,161	333
Series 343 Class 16, 5.5% 5/25/34 (i)	2,018	315
Series 348 Class 14, 6.5% 8/25/34 (c)(i)	1,336	250
Series 351 Class 13, 6% 3/25/34 (i)	1,250	222
Series 384 Class 6, 5% 7/25/37 (i)	8,516	1,420
Freddie Mac:
floater:
Series 2412 Class FK, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2392% 1/15/32 (c)(e)	169	169
Series 2423 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3392% 3/15/32 (c)(e)	267	267
Series 2424 Class FM, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4392% 3/15/32 (c)(e)	231	232
Series 2432:
Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3392% 6/15/31 (c)(e)	404	404
Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3392% 3/15/32 (c)(e)	144	144
Series 2526 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.510% 5.8392% 11/15/32 (c)(e)	3,097	3,083
Series 2711 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3392% 2/15/33 (c)(e)	46,892	46,950
floater planned amortization class Series 2770 Class FH, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.510% 5.8392% 3/15/34 (c)(e)	67,922	67,073
planned amortization class:
Series 2021-5141 Class JM, 1.5% 4/25/51	151,725	123,997
Series 2021-5148:
Class AD, 1.5% 10/25/51	204,737	167,454
Class PC, 1.5% 10/25/51	202,946	164,797
Series 2022-5214 Class CG, 3.5% 4/25/52	296,578	273,700
Series 2022-5220 Class PK, 3.5% 1/25/51	477,467	445,079
Series 2095 Class PE, 6% 11/15/28	2,622	2,641
Series 2101 Class PD, 6% 11/15/28	1,404	1,413
Series 2121 Class MG, 6% 2/15/29	1,112	1,120
Series 2131 Class BG, 6% 3/15/29	7,836	7,892
Series 2137 Class PG, 6% 3/15/29	1,273	1,280
Series 2154 Class PT, 6% 5/15/29	2,044	2,058
Series 2162 Class PH, 6% 6/15/29	402	403
Series 2520 Class BE, 6% 11/15/32	4,306	4,381
Series 2693 Class MD, 5.5% 10/15/33	9,348	9,321
Series 2802 Class OB, 6% 5/15/34	7,536	7,588
Series 2996 Class MK, 5.5% 6/15/35	2,367	2,368
Series 3002 Class NE, 5% 7/15/35	9,971	9,898
Series 3110 Class OP 9/15/35 (k)	1,804	1,695
Series 3119 Class PO 2/15/36 (k)	9,950	7,934
Series 3123 Class LO 3/15/36 (k)	5,636	4,526
Series 3189 Class PD, 6% 7/15/36	9,155	9,371
Series 3258 Class PM, 5.5% 12/15/36	3,311	3,350
Series 3415 Class PC, 5% 12/15/37	31,154	30,655
Series 3806 Class UP, 4.5% 2/15/41	20,716	20,166
Series 3832 Class PE, 5% 3/15/41	39,735	39,544
Series 3857 Class ZP, 5% 5/15/41	322,070	318,743
Series 4135 Class AB, 1.75% 6/15/42	41,047	36,958
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	1,176	1,186
Series 2020-4993 Class LA, 2% 8/25/44	630,017	566,548
Series 2020-5018:
Class LC, 3% 10/25/40	132,851	118,861
Class LY, 3% 10/25/40	100,947	90,294
Series 2020-5058 Class BE, 3% 11/25/50	447,068	384,841
Series 2021-5083 Class BA, 2.5% 5/25/32	985,622	957,219
Series 2021-5115 Class A, 2% 3/25/40	559,301	483,691
Series 2021-5139 Class JC, 2% 8/25/40	532,833	454,228
Series 2021-5147 Class WN, 2% 1/25/40	577,987	497,118
Series 2021-5169:
Class BA, 2.5% 5/25/49	580,832	494,944
Class TP, 2.5% 6/25/49	208,211	177,083
Series 2021-5175 Class CB, 2.5% 4/25/50	713,878	613,010
Series 2021-5178:
Class CT, 2% 11/25/40	583,378	493,446
Class TP, 2.5% 4/25/49	501,337	427,031
Series 2021-5180 Class KA, 2.5% 10/25/47	144,451	126,065
Series 2022-5189:
Class DA, 2.5% 5/25/49	128,048	109,065
Class TP, 2.5% 5/25/49	324,308	276,225
Series 2022-5190:
Class BA, 2.5% 11/25/47	142,125	123,956
Class CA, 2.5% 5/25/49	271,935	231,565
Series 2022-5191 Class CA, 2.5% 4/25/50	170,317	145,204
Series 2022-5197:
Class A, 2.5% 6/25/49	271,936	231,565
Class DA, 2.5% 11/25/47	107,919	94,201
Series 2022-5198 Class BA, 2.5% 11/25/47	451,154	399,966
Series 2022-5200 Class LA, 3% 10/25/48	584,600	528,089
Series 2022-5202:
Class AG, 3% 1/25/49	144,766	130,404
Class BC, 3% 5/25/48	597,732	534,546
Class LB, 2.5% 10/25/47	115,211	100,710
Class UA, 3% 4/25/50	226,827	201,594
Series 2022-5210 Class TA, 3.5% 11/25/46	133,537	123,018
Series 2135 Class JE, 6% 3/15/29	426	432
Series 2145 Class MZ, 6.5% 4/15/29	7,869	7,924
Series 2274 Class ZM, 6.5% 1/15/31	783	787
Series 2281 Class ZB, 6% 3/15/30	1,469	1,480
Series 2303 Class ZV, 6% 4/15/31	5,040	5,072
Series 2357 Class ZB, 6.5% 9/15/31	13,742	13,944
Series 2502 Class ZC, 6% 9/15/32	1,656	1,685
Series 2519 Class ZD, 5.5% 11/15/32	2,532	2,542
Series 2877 Class ZD, 5% 10/15/34	186,447	183,398
Series 2998 Class LY, 5.5% 7/15/25	808	805
Series 3007 Class EW, 5.5% 7/15/25	2,672	2,663
Series 3871 Class KB, 5.5% 6/15/41	50,622	51,680
Series 06-3115 Class SM, 6.480% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1608% 2/15/36 (c)(i)(j)	3,155	254
Series 2013-4281 Class AI, 4% 12/15/28 (i)	1,688	12
Series 2017-4683 Class LM, 3% 5/15/47	84,180	78,624
Series 2020-5000 Class BA, 2% 4/25/45	576,606	511,901
Series 2020-5041:
Class LA, 1.5% 11/25/40	1,320,948	1,073,706
Class LB, 3% 11/25/40	226,211	202,534
Series 2020-5046 Class PT, 1.5% 11/25/40	1,001,987	813,698
Series 2021-5083 Class VA, 1% 8/15/38	538,634	501,943
Series 2021-5092 Class CL, 3% 4/25/41	1,556,188	1,373,520
Series 2021-5176 Class AG, 2% 1/25/47	537,017	458,031
Series 2021-5182 Class A, 2.5% 10/25/48	937,355	815,873
Series 2022-5213 Class AH, 2.25% 4/25/37	538,277	489,510
Series 2022-5214 Class CB, 3.25% 4/25/52	906,210	827,015
Series 2022-5236 Class P, 5% 4/25/48	265,019	261,885
Series 2022-5266 Class CD, 4.5% 10/25/44	588,131	573,318
Series 2933 Class ZM, 5.75% 2/15/35	45,948	46,735
Series 2935 Class ZK, 5.5% 2/15/35	34,551	34,883
Series 2947 Class XZ, 6% 3/15/35	17,597	17,929
Series 2996 Class ZD, 5.5% 6/15/35	29,890	30,086
Series 3237 Class C, 5.5% 11/15/36	40,527	40,501
Series 3244 Class SG, 6.540% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2208% 11/15/36 (c)(i)(j)	12,985	1,105
Series 3336 Class LI, 6.460% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1408% 6/15/37 (c)(i)(j)	8,504	866
Series 3843 Class PZ, 5% 4/15/41	244,607	242,359
Series 3949 Class MK, 4.5% 10/15/34	6,815	6,650
Series 4055 Class BI, 3.5% 5/15/31 (i)	4,375	42
Series 4314 Class AI, 5% 3/15/34 (i)	1,179	22
Series 4427 Class LI, 3.5% 2/15/34 (i)	28,733	1,442
Series 4471 Class PA 4% 12/15/40	25,666	24,919
target amortization class:
Series 2007-3366 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.6892% 5/15/37 (c)(e)	11,012	10,722
Series 2156 Class TC, 6.25% 5/15/29	594	594
Freddie Mac Manufactured Housing participation certificates guaranteed sequential payer:
Series 2043 Class ZH, 6% 4/15/28	898	902
Series 2056 Class Z, 6% 5/15/28	2,115	2,127
Freddie Mac Multi-family Structured pass-thru certificates:
planned amortization class Series 2021-5165 Class PC, 1.5% 11/25/51	260,602	213,523
sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48	204,804	174,943
Class GC, 2% 11/25/47	115,563	97,232
Series 2021-5164 Class M, 2.5% 7/25/48	208,961	178,528
Series 4341 Class ML, 3.5% 11/15/31	171,826	164,431
Series 4386 Class AZ, 4.5% 11/15/40	94,191	90,346
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.2542% 6/16/37 (c)(i)(j)	5,410	493
Series 2007-59 Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9343% 7/20/37 (c)(e)	40,164	39,676
Series 2008-2 Class FD, CME Term SOFR 1 Month Index + 0.590% 5.9143% 1/20/38 (c)(e)	10,451	10,313
Series 2008-73 Class FA, CME Term SOFR 1 Month Index + 0.970% 6.2943% 8/20/38 (c)(e)	57,301	57,422
Series 2008-83 Class FB, CME Term SOFR 1 Month Index + 1.010% 6.3343% 9/20/38 (c)(e)	41,609	41,751
Series 2009-108 Class CF, CME Term SOFR 1 Month Index + 0.710% 6.0358% 11/16/39 (c)(e)	54,026	53,484
Series 2009-116 Class KF, CME Term SOFR 1 Month Index + 0.640% 5.9658% 12/16/39 (c)(e)	32,305	31,906
Series 2010-H03 Class FA, CME Term SOFR 1 Month Index + 0.660% 6.0011% 3/20/60 (c)(e)(h)	37,406	37,300
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7811% 7/20/60 (c)(e)(h)	404,628	402,535
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7629% 9/20/60 (c)(e)(h)	369,996	367,544
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7629% 8/20/60 (c)(e)(h)	335,498	333,423
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.8429% 12/20/60 (c)(e)(h)	173,517	172,668
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9629% 12/20/60 (c)(e)(h)	137,579	137,118
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9629% 2/20/61 (c)(e)(h)	115,329	114,837
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.9529% 2/20/61 (c)(e)(h)	173,624	172,914
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9629% 4/20/61 (c)(e)(h)	132,736	132,270
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.9629% 5/20/61 (c)(e)(h)	167,842	167,299
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9629% 5/20/61 (c)(e)(h)	155,411	154,926
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.9929% 6/20/61 (c)(e)(h)	166,712	166,238
Series 2011-H20 Class FA, CME Term SOFR 1 Month Index + 0.660% 6.0129% 9/20/61 (c)(e)(h)	59,932	59,770
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0629% 10/20/61 (c)(e)(h)	171,089	170,727
Series 2012-98 Class FA, CME Term SOFR 1 Month Index + 0.510% 5.8343% 8/20/42 (c)(e)	44,140	43,015
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1629% 11/20/61 (c)(e)(h)	184,505	184,334
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1629% 1/20/62 (c)(e)(h)	90,583	90,485
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0929% 1/20/62 (c)(e)(h)	173,776	173,407
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0929% 3/20/62 (c)(e)(h)	84,323	84,074
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 6.1129% 5/20/61 (c)(e)(h)	2,145	2,126
Series 2013-H19 Class FC, CME Term SOFR 1 Month Index + 0.600% 6.0629% 8/20/63 (c)(e)(h)	6,905	6,891
Series 2014-H03 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0629% 1/20/64 (c)(e)(h)	11,956	11,930
Series 2014-H05 Class FB, CME Term SOFR 1 Month Index + 0.710% 6.0629% 12/20/63 (c)(e)(h)	25,520	25,466
Series 2014-H11 Class BA, CME Term SOFR 1 Month Index + 0.610% 5.9629% 6/20/64 (c)(e)(h)	41,753	41,616
Series 2015-H13 Class FL, CME Term SOFR 1 Month Index + 0.390% 5.7429% 5/20/63 (c)(e)(h)	3,551	3,475
Series 2015-H19 Class FA, CME Term SOFR 1 Month Index + 0.310% 5.6629% 4/20/63 (c)(e)(h)	4,862	4,806
Series 2016-H20 Class FM, CME Term SOFR 1 Month Index + 0.510% 5.8629% 12/20/62 (c)(e)(h)	1,795	1,763
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	240,239	236,148
Series 2011-136 Class WI, 4.5% 5/20/40 (i)	13,802	828
Series 2011-68 Class EC, 3.5% 4/20/41	21,968	21,071
Series 2016-69 Class WA, 3% 2/20/46	46,345	41,790
Series 2017-134 Class BA, 2.5% 11/20/46	61,932	55,293
Series 2017-153 Class GA, 3% 9/20/47	123,533	109,036
Series 2017-182 Class KA, 3% 10/20/47	97,739	87,806
Series 2018-13 Class Q, 3% 4/20/47	121,262	110,464
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	14,958	14,604
Series 2010-160 Class DY, 4% 12/20/40	117,897	112,876
Series 2010-170 Class B, 4% 12/20/40	26,008	24,867
Series 2011-69 Class GX, 4.5% 5/16/40	187,273	185,310
Series 2014-H04 Class HA, 2.75% 2/20/64 (h)	63,756	62,296
Series 2017-139 Class BA, 3% 9/20/47	216,994	192,014
Series 2018-H12 Class HA, 3.25% 8/20/68 (h)	410,164	392,403
Series 2004-22 Class M1, 5.5% 4/20/34	86,452	86,948
Series 2004-32 Class GS, 6.380% - CME Term SOFR 1 Month Index 1.0642% 5/16/34 (c)(i)(j)	3,107	192
Series 2010-116 Class QB, 4% 9/16/40	8,742	8,366
Series 2010-169 Class Z, 4.5% 12/20/40	387,141	351,853
Series 2010-H10 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7811% 5/20/60 (c)(e)(h)	26,434	26,305
Series 2010-H16 Class BA, 3.55% 7/20/60 (h)	64,318	62,864
Series 2010-H18 Class PL, 5.0108% 9/20/60 (c)(h)	4,571	4,522
Series 2011-94 Class SA, 5.980% - CME Term SOFR 1 Month Index 0.6657% 7/20/41 (c)(i)(j)	10,839	921
Series 2013-149 Class MA, 2.5% 5/20/40	73,713	70,848
Series 2013-H01 Class FA, 1.65% 1/20/63 (h)	22	20
Series 2013-H04 Class BA, 1.65% 2/20/63 (h)	176	159
Series 2014-2 Class BA, 3% 1/20/44	233,038	210,230
Series 2014-21 Class HA, 3% 2/20/44	86,846	78,171
Series 2014-25 Class HC, 3% 2/20/44	147,938	132,996
Series 2014-5 Class A, 3% 1/20/44	123,242	111,175
Series 2015-H13 Class HA, 2.5% 8/20/64 (h)	664	632
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(h)	13,864	13,326
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.31% 5/20/66 (c)(e)(h)	236,827	235,982
Series 2017-186 Class HK, 3% 11/16/45	127,027	113,260
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.16% 8/20/66 (c)(e)(h)	413,902	412,125
Series 2090-118 Class XZ, 5% 12/20/39	881,305	876,135
TOTAL U.S. GOVERNMENT AGENCY		53,114,862
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $60,975,056)		60,586,651

Commercial Mortgage Securities - 4.8%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.468% 1/15/39 (b)(c)(e)	1,005,000	991,809
Class B, CME Term SOFR 1 Month Index + 1.550% 6.868% 1/15/39 (b)(c)(e)	190,000	186,319
Class C, CME Term SOFR 1 Month Index + 2.150% 7.468% 1/15/39 (b)(c)(e)	136,000	133,068
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	1,500,000	1,433,150
Class ANM, 3.112% 11/5/32 (b)	778,000	718,795
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	132,000	110,713
Class CNM, 3.7186% 11/5/32 (b)(c)	100,000	75,350
BANK sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	800,000	751,448
Series 2018-BN10:
Class A5, 3.688% 2/15/61	690,000	650,694
Class ASB, 3.641% 2/15/61	397,489	385,826
Series 2018-BN14 Class A4, 4.231% 9/15/60	1,600,000	1,533,115
Series 2019-BN19 Class ASB, 3.071% 8/15/61	630,000	596,237
Series 2019-BN20 Class ASB, 2.933% 9/15/62	100,000	93,870
Series 2019-BN21 Class A5, 2.851% 10/17/52	962,049	851,641
Series 2019-BN23 Class ASB, 2.846% 12/15/52	100,000	93,713
Series 2023-5YR1:
Class A2, 5.779% 4/15/56	300,000	304,894
Class A3, 6.26% 4/15/56	800,000	825,094
Bank 2018-Bnk13 sequential payer Series 2018-BN13 Class A4, 3.953% 8/15/61	300,000	285,323
BANK Trust sequential payer Series 2017-BNK5 Class A5, 3.39% 6/15/60	1,000,000	940,740
Bank5 2023-5Yr3 sequential payer Series 2023-5YR3 Class A3, 6.724% 9/15/56	600,000	634,179
BBCMS Mortgage Trust sequential payer:
Series 2021-C10 Class ASB, 2.268% 7/15/54	200,000	178,673
Series 2023-C21 Class A3, 6.2963% 9/15/56 (c)	400,000	418,645
Benchmark 2023-V3 Mtg Trust sequential payer Series 2023-V3 Class A3, 6.3629% 7/15/56	300,000	313,151
Benchmark 2024-V5 Mortgage Trust sequential payer Series 2024-V5 Class A3, 5.8053% 1/10/57	700,000	718,552
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B2 Class ASB, 3.7802% 2/15/51	851,358	831,194
Series 2018-B4 Class A5, 4.121% 7/15/51	4,151,000	3,954,555
Series 2019-B15 Class AAB, 2.859% 12/15/72	200,000	187,643
Series 2023-V4 Class A3, 6.8409% 11/15/56	3,500,000	3,718,842
Series 2019-B12 Class XA, 1.0242% 8/15/52 (c)(i)	7,721,185	256,831
Series 2019-B14 Class XA, 0.7701% 12/15/62 (c)(i)	4,511,712	114,292
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.6422% 3/15/41 (b)(c)(e)	1,328,000	1,326,945
BMO Mortgage Trust sequential payer Series 2023-5C1 Class A3, 6.534% 8/15/56	700,000	732,281
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2156% 4/15/37 (b)(c)(e)	3,387,000	3,397,469
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7646% 4/15/37 (b)(c)(e)	900,000	898,594
BX Commercial Mortgage Trust:
floater:
Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.340% 6.6643% 4/15/34 (b)(c)(e)	614,000	611,775
Class C, CME Term SOFR 1 Month Index + 1.640% 6.9643% 4/15/34 (b)(c)(e)	406,000	404,140
Class D, CME Term SOFR 1 Month Index + 1.940% 7.2643% 4/15/34 (b)(c)(e)	426,000	423,628
Series 2019-XL:
Class C, CME Term SOFR 1 Month Index + 1.360% 6.6821% 10/15/36 (b)(c)(e)	995,550	993,683
Class D, CME Term SOFR 1 Month Index + 1.560% 6.8821% 10/15/36 (b)(c)(e)	1,375,300	1,371,862
Class E, CME Term SOFR 1 Month Index + 1.910% 7.2321% 10/15/36 (b)(c)(e)	4,313,750	4,300,270
Series 2021-LBA Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2325% 2/15/36 (b)(c)(e)	200,000	198,625
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1216% 10/15/36 (b)(c)(e)	1,912,000	1,892,283
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3313% 10/15/36 (b)(c)(e)	268,000	263,478
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5311% 10/15/36 (b)(c)(e)	2,044,000	1,998,010
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7308% 10/15/36 (b)(c)(e)	349,000	338,966
Class E, CME Term SOFR 1 Month Index + 2.060% 7.38% 10/15/36 (b)(c)(e)	1,213,000	1,188,740
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.8086% 4/15/37 (b)(c)(e)	1,870,888	1,870,888
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.3305% 2/15/39 (b)(c)(e)	2,055,375	2,040,602
Class B, CME Term SOFR 1 Month Index + 1.310% 6.6299% 2/15/39 (b)(c)(e)	786,565	776,733
Class C, CME Term SOFR 1 Month Index + 1.560% 6.8793% 2/15/39 (b)(c)(e)	619,108	609,048
Class D, CME Term SOFR 1 Month Index + 1.960% 7.2784% 2/15/39 (b)(c)(e)	619,108	608,854
Series 2023-XL3:
Class A, CME Term SOFR 1 Month Index + 1.760% 7.0791% 12/9/40 (b)(c)(e)	1,731,000	1,742,901
Class B, CME Term SOFR 1 Month Index + 2.190% 7.5085% 12/9/40 (b)(c)(e)	389,000	392,039
Class C, CME Term SOFR 1 Month Index + 2.640% 7.9578% 12/9/40 (b)(c)(e)	207,000	208,617
floater sequential payer Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3643% 4/15/34 (b)(c)(e)	814,000	811,829
Series 2019-OC11 Class XA, 0.742% 12/9/41 (b)(c)(i)	50,900,000	1,782,264
BX Commercial Mortgage Trust 2024-Xl4:
floater Series 2024-XL4 Class B, CME Term SOFR 1 Month Index + 1.790% 7.1092% 2/15/39 (b)(c)(e)	367,000	366,541
floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7597% 2/15/39 (b)(c)(e)	2,842,000	2,842,000
BX Commerical Mortgage Trust floater sequential payer Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1025% 6/15/38 (b)(c)(e)	4,503,759	4,461,537
BX Trust floater:
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4826% 8/15/39 (b)(c)(e)	2,334,904	2,340,759
Series 2022-IND:
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2576% 4/15/37 (b)(c)(e)	711,152	710,928
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6076% 4/15/37 (b)(c)(e)	160,756	160,555
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1566% 4/15/37 (b)(c)(e)	134,728	134,476
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, CME Term SOFR 1 Month Index + 1.360% 6.685% 12/15/37 (b)(c)(e)	100,000	99,969
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	1,833,060	1,644,698
CFCRE Commercial Mortgage Trust sequential payer:
Series 2016-C7 Class A2, 3.5853% 12/10/54	228,740	215,837
Series 2017-C8 Class A3, 3.3048% 6/15/50	245,012	230,219
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3825% 11/15/36 (b)(c)(e)	580,000	573,460
Class B, CME Term SOFR 1 Month Index + 1.360% 6.6825% 11/15/36 (b)(c)(e)	200,000	192,830
Cgms Commercial Mortgage Trust sequential payer Series 2017-B1 Class A3, 3.197% 8/15/50	290,294	270,527
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2016-C1 Class A4, 3.209% 5/10/49	400,000	380,334
Series 2018-B2 Class A4, 4.009% 3/10/51	1,200,000	1,141,492
Series 2019-GC41 Class AAB, 2.7198% 8/10/56	800,000	749,649
Series 2020-GC46 Class AAB, 2.614% 2/15/53	500,000	465,182
Series 2015-GC27 Class A5, 3.137% 2/10/48	400,000	392,426
Series 2015-GC29 Class XA, 1.0112% 4/10/48 (c)(i)	2,660,183	20,532
COMM Mortgage Trust:
sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	256,302	254,622
Series 2015-DC1 Class A4, 3.078% 2/10/48	1,035,453	1,021,992
Series 2014-CR17 Class XA, 0.8146% 5/10/47 (c)(i)	794,291	33
Series 2014-LC17 Class XA, 0.645% 10/10/47 (c)(i)	2,140,060	2,708
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, CME Term SOFR 1 Month Index + 1.020% 6.345% 5/15/36 (b)(c)(e)	5,921,269	5,921,317
Class B, CME Term SOFR 1 Month Index + 1.270% 6.595% 5/15/36 (b)(c)(e)	860,858	860,721
Class C, CME Term SOFR 1 Month Index + 1.470% 6.795% 5/15/36 (b)(c)(e)	836,918	836,889
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	395,716	366,457
CSAIL 2018-CX12 Commercial Mortgage Trust sequential payer Series 2018-CX12 Class A3, 3.9585% 8/15/51	280,000	264,084
CSAIL Commercial Mortgage Trust sequential payer Series 2017-CX10 Class ASB, 3.3269% 11/15/50	605,735	589,449
CSMC Trust Series 2017-PFHP Class D, CME Term SOFR 1 Month Index + 2.290% 7.615% 12/15/30 (b)(c)(e)	1,296,000	1,200,913
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2 Class A, 6.038% 1/15/41 (b)(c)	524,000	516,140
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1335% 11/15/38 (b)(c)(e)	8,091,582	8,010,666
Class B, CME Term SOFR 1 Month Index + 1.230% 6.5527% 11/15/38 (b)(c)(e)	1,134,679	1,122,269
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5125% 7/15/38 (b)(c)(e)	4,400,920	4,395,426
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8125% 7/15/38 (b)(c)(e)	421,053	420,395
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1325% 7/15/38 (b)(c)(e)	310,298	309,813
Class D, CME Term SOFR 1 Month Index + 2.360% 7.6825% 7/15/38 (b)(c)(e)	624,257	623,276
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	1,076,658	1,056,823
Series 2015-K049 Class A2, 3.01% 7/25/25	157,000	152,669
Series 2016-K055 Class A2, 2.673% 3/25/26	2,600,000	2,489,170
Series 2019-K736 Class A2, 2.282% 7/25/26	1,400,000	1,324,705
Series 2020-K117 Class A2, 1.406% 8/25/30	700,000	571,962
Series 2021-K126 Class A2, 2.074% 1/25/31	1,600,000	1,353,484
Series 2022-K750 Class A2, 3% 9/25/29	700,000	644,252
Series 2023-160 Class A1, 4.68% 10/25/32	598,732	590,974
Series 2023-K751 Class A2, 4.412% 3/25/30	300,000	294,392
Series 2023-K754 Class A2, 4.94% 11/25/30	1,000,000	1,007,771
Series K058 Class A2, 2.653% 8/25/26	1,126,000	1,069,796
Series 2017-K068 Class A2, 3.244% 8/25/27	1,353,000	1,290,759
Series 2022 K748 Class A2, 2.26% 1/25/29	2,729,000	2,436,509
Series K076 Class A2, 3.9% 4/25/28	2,500,000	2,420,256
Series K086 Class A2, 3.859% 11/25/28	1,611,000	1,551,323
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.3825% 9/15/31 (b)(c)(e)	708,950	705,673
Series 2018-HART Class A, CME Term SOFR 1 Month Index + 1.140% 6.463% 10/15/31 (b)(c)(e)	45,274	44,142
Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3825% 10/15/36 (b)(c)(e)	1,036,000	1,021,131
Class B, CME Term SOFR 1 Month Index + 1.260% 6.5825% 10/15/36 (b)(c)(e)	160,000	155,400
Class C, CME Term SOFR 1 Month Index + 1.660% 6.9825% 10/15/36 (b)(c)(e)	132,000	126,722
sequential payer:
Series 2017-GS6 Class A2, 3.164% 5/10/50	95,259	89,260
Series 2018-GS9 Class A4, 3.992% 3/10/51	200,000	185,742
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8066% 8/15/39 (b)(c)(e)	2,256,000	2,267,985
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2015-C33 Class A3, 3.5043% 12/15/48	282,040	272,639
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C4:
Class A2, 2.8822% 12/15/49	212,105	199,893
Class ASB, 2.9941% 12/15/49	337,282	325,873
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	476,000	430,185
Class CFX, 4.9498% 7/5/33 (b)	103,000	81,645
Class DFX, 5.3503% 7/5/33 (b)	159,000	117,932
Class EFX, 5.3635% 7/5/33 (b)(c)	218,000	148,725
Class XAFX, 1.116% 7/5/33 (b)(c)(i)	2,000,000	49,440
Ksl Commercial Mtg Trust 2023-Ht floater Series 2023-HT Class A, CME Term SOFR 1 Month Index + 2.290% 7.6078% 12/15/36 (b)(c)(e)	2,700,000	2,710,131
LCCM Mortgage Loan Trust sequential payer Series 2017-LC26 Class A3, 3.289% 7/12/50 (b)	1,261,810	1,192,407
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6129% 5/15/39 (b)(c)(e)	2,726,000	2,702,148
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1116% 5/15/39 (b)(c)(e)	1,630,000	1,611,663
Class C, CME Term SOFR 1 Month Index + 2.090% 7.4108% 5/15/39 (b)(c)(e)	913,000	901,588
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8596% 5/15/39 (b)(c)(e)	812,000	774,953
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 3/15/38 (b)(c)(e)	1,199,224	1,186,107
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3125% 3/15/38 (b)(c)(e)	331,261	326,292
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5325% 3/15/38 (b)(c)(e)	208,390	204,743
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8325% 3/15/38 (b)(c)(e)	289,976	284,902
Class E, CME Term SOFR 1 Month Index + 1.860% 7.1825% 3/15/38 (b)(c)(e)	253,606	247,266
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 7/15/38 (b)(c)(e)	200,000	198,250
Morgan Stanley Bank of America Merrill Lynch Trust sequential payer Series 2017-C34 Class ASB, 3.354% 11/15/52	928,370	898,066
Morgan Stanley Capital sequential payer Series 2016-UB11 Class A4, 2.782% 8/15/49	1,000,000	930,009
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, CME Term SOFR 1 Month Index + 1.290% 6.615% 8/15/33 (b)(c)(e)(l)	501,600	338,730
Class C, CME Term SOFR 1 Month Index + 1.540% 6.865% 8/15/33 (b)(c)(e)(l)	1,208,000	671,137
sequential payer:
Series 2017-H1 Class A4, 3.259% 6/15/50	500,000	470,532
Series 2017-HR2 Class A4, 3.587% 12/15/50	270,000	253,369
Series 2018-L1 Class A3, 4.139% 10/15/51	1,070,000	1,023,510
Series 2019-L2 Class A3, 3.806% 3/15/52	400,000	374,305
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	1,798,000	1,688,307
Series 2018-H4 Class A4, 4.31% 12/15/51	5,485,000	5,243,316
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(c)	246,000	224,626
Class C, 3.1771% 11/10/36 (b)(c)	235,000	209,481
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.4067% 10/15/28 (b)(c)(e)	1,366,399	1,371,523
Class B, CME Term SOFR 1 Month Index + 3.830% 9.1556% 10/15/28 (b)(c)(e)	3,215,057	3,229,016
OPG Trust floater Series 2021-PORT:
Class A, CME Term SOFR 1 Month Index + 0.590% 5.9165% 10/15/36 (b)(c)(e)	192,239	189,356
Class B, CME Term SOFR 1 Month Index + 0.820% 6.1455% 10/15/36 (b)(c)(e)	917,086	899,911
Class C, CME Term SOFR 1 Month Index + 0.940% 6.2645% 10/15/36 (b)(c)(e)	1,596,506	1,564,576
Prima Capital Ltd. floater Series 2021-9A Class B, CME Term SOFR 1 Month Index + 1.910% 7.2343% 12/15/37 (b)(c)(e)	42,030	41,149
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3176% 2/15/39 (b)(c)(e)	457,000	439,865
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9676% 2/15/39 (b)(c)(e)	237,000	225,152
SREIT Trust floater Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1629% 11/15/38 (b)(c)(e)	6,556,425	6,526,749
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5119% 11/15/38 (b)(c)(e)	4,414,008	4,369,881
Class C, CME Term SOFR 1 Month Index + 1.440% 6.7611% 11/15/38 (b)(c)(e)	578,902	572,389
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0103% 11/15/38 (b)(c)(e)	380,831	375,833
UBS Commercial Mortgage Trust:
sequential payer Series 2017-C7 Class ASB, 3.586% 12/15/50	1,743,267	1,693,453
Series 2017-C7 Class XA, 0.9871% 12/15/50 (c)(i)	1,179,198	35,290
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	1,382,000	1,112,950
Series 2020-LAB Class B, 2.453% 10/10/42 (b)	1,276,000	1,022,819
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6325% 5/15/31 (b)(c)(e)	953,000	933,952
sequential payer:
Series 2017-C38 Class ASB, 3.261% 7/15/50	607,364	591,580
Series 2017-C42 Class ASB, 3.488% 12/15/50	590,442	574,811
Series 2021-C61 Class ASB, 2.525% 11/15/54	100,000	89,519
Series 2017-C42 Class XA, 0.8595% 12/15/50 (c)(i)	3,508,281	92,479
Series 2018-C46 Class XA, 0.9198% 8/15/51 (c)(i)	2,313,736	51,207
Series 2018-C48 Class A5, 4.302% 1/15/52	824,434	791,054
Wells Fargo Commercial Mtg Trust sequential payer Series 2016-C37, Class A4, 3.525% 12/15/49	917,635	878,175
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class ASB, 2.651% 2/15/53	400,000	372,272
WF-RBS Commercial Mortgage Trust Series 2014-C21 Class XA, 0.9762% 8/15/47 (c)(i)	753,830	1,304
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $176,488,924)		174,773,336

Foreign Government and Government Agency Obligations - 0.3%
	Principal Amount (a)	Value ($)
Argentine Republic:
0.75% 7/9/30 (m)	685,010	315,927
1% 7/9/29	75,245	34,848
3.625% 7/9/35 (m)	1,254,989	465,915
Dominican Republic:
4.5% 1/30/30 (b)	1,200,000	1,089,852
5.95% 1/25/27 (b)	2,850,000	2,843,987
6% 7/19/28 (b)	550,000	548,488
Emirate of Abu Dhabi 3.875% 4/16/50 (b)	915,000	724,826
Indonesian Republic 4.2% 10/15/50	2,100,000	1,746,413
Kingdom of Saudi Arabia:
3.25% 10/22/30 (b)	595,000	534,198
4.5% 4/22/60 (b)	390,000	315,413
State of Qatar 4.4% 4/16/50 (b)	1,390,000	1,213,303
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $11,240,519)		9,833,170

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
Discover Bank 5.974% 8/9/28 (c)	401,000	394,713
Regions Bank 6.45% 6/26/37	250,000	253,710
TOTAL BANK NOTES (Cost $694,074)		648,423

Fixed-Income Funds - 16.0%
	Shares	Value ($)
Fidelity Emerging Markets Debt Central Fund (n)	11,087,089	86,811,907
Fidelity Floating Rate Central Fund (n)	2,042,603	201,461,955
Fidelity International Credit Central Fund (n)	1,192,642	95,125,102
Fidelity Specialized High Income Central Fund (n)	2,385,346	204,543,392
TOTAL FIXED-INCOME FUNDS (Cost $618,325,350)		587,942,356

Money Market Funds - 6.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (o) (Cost $237,188,527)	237,141,844	237,189,272

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with Citibank N.A. to receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and pay a fixed rate of 3.694%, expiring December 2033.	12/12/28	5,500,000	223,049
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.3525% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	3,100,000	157,982
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.8225% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	13,500,000	431,434

TOTAL PUT OPTIONS			812,465
Call Options - 0.0%
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.694% and pay a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring December 2033.	12/12/28	5,500,000	222,026
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.3525% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	3,100,000	66,391
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.8225% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	13,500,000	540,897

TOTAL CALL OPTIONS			829,314
TOTAL PURCHASED SWAPTIONS (Cost $1,658,584)			1,641,779

TOTAL INVESTMENT IN SECURITIES - 116.5% (Cost $4,429,090,352)	4,278,448,249
NET OTHER ASSETS (LIABILITIES) - (16.5)%	(605,842,728)
NET ASSETS - 100.0%	3,672,605,521

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 3/1/54	(17,950,000)	(14,607,821)
2% 3/1/54	(13,950,000)	(11,352,594)
2% 3/1/54	(1,400,000)	(1,139,328)
2% 3/1/54	(825,000)	(671,390)
2% 3/1/54	(7,125,000)	(5,798,368)
2% 3/1/54	(6,050,000)	(4,923,526)
2% 3/1/54	(12,075,000)	(9,826,707)
2% 3/1/54	(450,000)	(366,213)
2.5% 3/1/54	(5,700,000)	(4,823,123)
2.5% 3/1/54	(375,000)	(317,311)
3% 3/1/54	(9,800,000)	(8,594,106)
3% 3/1/54	(2,375,000)	(2,082,755)
6.5% 3/1/54	(5,100,000)	(5,169,727)
6.5% 3/1/54	(7,500,000)	(7,602,539)

TOTAL GINNIE MAE		(77,275,508)

Uniform Mortgage Backed Securities
2% 3/1/54	(22,150,000)	(17,411,025)
2% 3/1/54	(6,400,000)	(5,030,725)
2% 3/1/54	(1,800,000)	(1,414,891)
2% 3/1/54	(6,850,000)	(5,384,448)
2% 3/1/54	(8,600,000)	(6,760,037)
2% 3/1/54	(4,300,000)	(3,380,018)
2% 3/1/54	(1,400,000)	(1,100,471)
2% 3/1/54	(1,000,000)	(786,051)
2% 3/1/54	(4,500,000)	(3,537,229)
2% 3/1/54	(16,950,000)	(13,323,561)
2% 3/1/54	(3,775,000)	(2,967,342)
2.5% 3/1/54	(9,350,000)	(7,681,609)
2.5% 3/1/54	(5,500,000)	(4,518,594)
2.5% 3/1/54	(8,100,000)	(6,654,656)
2.5% 3/1/54	(5,800,000)	(4,765,063)
3% 3/1/54	(21,200,000)	(18,137,594)
3% 3/1/54	(1,800,000)	(1,539,984)
3% 3/1/54	(3,500,000)	(2,994,414)
3.5% 3/1/54	(1,300,000)	(1,156,441)
4.5% 3/1/54	(4,725,000)	(4,471,400)
5% 3/1/54	(21,150,000)	(20,512,196)
5.5% 3/1/54	(2,500,000)	(2,473,242)
5.5% 3/1/54	(2,800,000)	(2,770,031)
5.5% 3/1/54	(1,900,000)	(1,879,664)
6% 3/1/54	(1,150,000)	(1,155,031)
6% 3/1/54	(650,000)	(652,844)
6% 3/1/54	(2,600,000)	(2,611,375)
6% 3/1/54	(1,600,000)	(1,607,000)
6% 3/1/54	(700,000)	(703,063)
6% 3/1/54	(100,000)	(100,438)
6% 3/1/54	(1,000,000)	(1,004,375)
6% 3/1/54	(2,100,000)	(2,109,188)
6.5% 3/1/54	(1,900,000)	(1,933,250)
6.5% 3/1/54	(1,800,000)	(1,831,500)
6.5% 3/1/54	(1,800,000)	(1,831,500)
6.5% 3/1/54	(3,400,000)	(3,459,500)
6.5% 3/1/54	(2,400,000)	(2,442,000)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(162,091,750)

TOTAL TBA SALE COMMITMENTS (Proceeds $239,555,657)		(239,367,258)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2,260	Jun 2024	241,608,125	447,277	447,277
CBOT Long Term U.S. Treasury Bond Contracts (United States)	6	Jun 2024	715,500	7,018	7,018

TOTAL PURCHASED					454,295

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	280	Jun 2024	30,922,500	(102,126)	(102,126)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	15	Jun 2024	3,071,250	(727)	(727)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	115	Jun 2024	12,294,219	(23,590)	(23,590)

TOTAL SOLD					(126,443)

TOTAL FUTURES CONTRACTS					327,852
The notional amount of futures purchased as a percentage of Net Assets is 6.6%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	40,000	320	(432)	(112)
CMBX N.A. BBB- Index Series 13		Dec 2072	Goldman Sachs & Co. LLC	(3%)	Monthly	190,000	42,634	(50,623)	(7,989)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	80,000	12,754	(22,137)	(9,383)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	100,000	15,942	(24,606)	(8,664)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	190,000	30,290	(46,577)	(16,287)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	160,000	25,507	(42,368)	(16,861)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	140,000	22,319	(40,268)	(17,949)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	280,000	44,637	(63,367)	(18,730)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	600,000	95,651	(117,196)	(21,545)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	40,000	6,377	(10,586)	(4,209)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	160,000	25,507	(46,511)	(21,004)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	200,000	31,884	(59,884)	(28,000)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	460,000	73,333	(135,697)	(62,364)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	130,000	20,724	(32,023)	(11,299)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	60,000	9,565	(14,495)	(4,930)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	150,000	23,913	(38,658)	(14,745)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	90,000	14,348	(27,422)	(13,074)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	70,000	11,159	(19,902)	(8,743)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	140,000	22,319	(39,465)	(17,146)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	150,000	23,913	(35,708)	(11,795)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	140,000	22,319	(32,433)	(10,114)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	15,942	(16,832)	(890)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	300,000	47,826	(50,878)	(3,052)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	170,000	27,101	(43,280)	(16,179)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	190,000	30,290	(45,835)	(15,545)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	130,000	20,724	(32,351)	(11,627)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	190,000	30,290	(47,515)	(17,225)
CMBX N.A. BBB- Index Series 17		Dec 2056	Citigroup Global Markets Ltd.	(3%)	Monthly	150,000	20,536	(24,638)	(4,102)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly	400,000	54,762	(57,985)	(3,223)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	13,691	(14,144)	(453)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	200,000	27,381	(28,993)	(1,612)

TOTAL BUY PROTECTION							863,958	(1,262,809)	(398,851)
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	40,000	(320)	937	617

TOTAL CREDIT DEFAULT SWAPS							863,638	(1,261,872)	(398,234)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Mar 2026	43,051,000	245,683	0	245,683
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.5%	Annual	LCH	Mar 2027	8,903,000	48,759	0	48,759
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Mar 2029	26,000	174	0	174
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Mar 2031	12,326,000	97,551	0	97,551
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Mar 2044	1,686,000	8,760	0	8,760
TOTAL INTEREST RATE SWAPS							400,927	0	400,927

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $465,249,578 or 12.7% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,218,183.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $3,809,468.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(k)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(l)	Level 3 security
(m)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	84,973,598	1,417,555,192	1,265,339,518	4,153,622	-	-	237,189,272	0.4%
Fidelity Emerging Markets Debt Central Fund	42,002,712	41,841,060	-	1,841,059	-	2,968,135	86,811,907	4.0%
Fidelity Floating Rate Central Fund	157,041,077	43,301,312	-	8,301,313	-	1,119,566	201,461,955	13.8%
Fidelity International Credit Central Fund	50,413,382	41,179,657	-	1,179,656	-	3,532,063	95,125,102	38.1%
Fidelity Securities Lending Cash Central Fund 5.39%	50,201,734	854,656,722	904,858,456	32,066	-	-	-	0.0%
Fidelity Specialized High Income Central Fund	144,791,683	55,178,437	-	5,178,438	-	4,573,272	204,543,392	47.3%
Total	529,424,186	2,453,712,380	2,170,197,974	20,686,154	-	12,193,036	825,131,628

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	761,186,619	-	761,186,619	-

U.S. Government and Government Agency Obligations	1,235,793,450	-	1,235,793,450	-

U.S. Government Agency - Mortgage Securities	950,807,586	-	950,807,586	-

Asset-Backed Securities	258,045,607	-	258,045,607	-

Collateralized Mortgage Obligations	60,586,651	-	60,586,651	-

Commercial Mortgage Securities	174,773,336	-	173,763,469	1,009,867

Foreign Government and Government Agency Obligations	9,833,170	-	9,833,170	-

Bank Notes	648,423	-	648,423	-

Fixed-Income Funds	587,942,356	587,942,356	-	-

Money Market Funds	237,189,272	237,189,272	-	-

Purchased Swaptions	1,641,779	-	1,641,779	-
Total Investments in Securities:	4,278,448,249	825,131,628	3,452,306,754	1,009,867
Derivative Instruments: Assets
Futures Contracts	454,295	454,295	-	-
Swaps	1,264,885	-	1,264,885	-
Total Assets	1,719,180	454,295	1,264,885	-
Liabilities
Futures Contracts	(126,443)	(126,443)	-	-
Swaps	(320)	-	(320)	-
Total Liabilities	(126,763)	(126,443)	(320)	-
Total Derivative Instruments:	1,592,417	327,852	1,264,565	-
Other Financial Instruments:
TBA Sale Commitments	(239,367,258)	-	(239,367,258)	-
Total Other Financial Instruments:	(239,367,258)	-	(239,367,258)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	863,958	(320)
Total Credit Risk	863,958	(320)
Interest Rate Risk
Futures Contracts (b)	454,295	(126,443)
Purchased Swaptions (c)	1,641,779	0
Swaps (d)	400,927	0
Total Interest Rate Risk	2,497,001	(126,443)
Total Value of Derivatives	3,360,959	(126,763)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(c)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.

(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,573,576,475)	$3,453,316,621
Fidelity Central Funds (cost $855,513,877)	825,131,628

Total Investment in Securities (cost $4,429,090,352)		$4,278,448,249
Segregated cash with brokers for derivative instruments		1,503,989
Cash		125
Receivable for investments sold		714,226
Receivable for TBA sale commitments		239,555,657
Receivable for fund shares sold		13,861,079
Interest receivable		25,055,988
Distributions receivable from Fidelity Central Funds		984,628
Receivable for daily variation margin on futures contracts		10,383
Bi-lateral OTC swaps, at value		863,958
Total assets		4,560,998,282
Liabilities
Payable for investments purchased
Regular delivery	$45,333,963
Delayed delivery	599,604,113
TBA sale commitments, at value	239,367,258
Payable for fund shares redeemed	2,829,757
Distributions payable	330,110
Bi-lateral OTC swaps, at value	320
Accrued management fee	888,360
Payable for daily variation margin on centrally cleared swaps	36,006
Other payables and accrued expenses	2,874
Total Liabilities		888,392,761
Net Assets		$3,672,605,521
Net Assets consist of:
Paid in capital		$3,932,825,765
Total accumulated earnings (loss)		(260,220,244)
Net Assets		$3,672,605,521
Net Asset Value, offering price and redemption price per share ($3,672,605,521 ÷ 420,513,788 shares)		$8.73
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Interest		$54,409,573
Income from Fidelity Central Funds (including $32,066 from security lending)		20,686,154
Total Income		75,095,727
Expenses
Management fee	$4,436,333
Independent trustees' fees and expenses	4,337
Miscellaneous	7,111
Total expenses before reductions	4,447,781
Expense reductions	(5,187)
Total expenses after reductions		4,442,594
Net Investment income (loss)		70,653,133
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(28,706,571)
Futures contracts	(1,636,618)
Swaps	(1,088,549)
Total net realized gain (loss)		(31,431,738)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	34,956,964
Fidelity Central Funds	12,193,036
Futures contracts	741,560
Swaps	142,733
TBA Sale commitments	840,607
Total change in net unrealized appreciation (depreciation)		48,874,900
Net gain (loss)		17,443,162
Net increase (decrease) in net assets resulting from operations		$88,096,295
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$70,653,133	$87,478,805
Net realized gain (loss)	(31,431,738)	(56,178,803)
Change in net unrealized appreciation (depreciation)	48,874,900	(23,885,692)
Net increase (decrease) in net assets resulting from operations	88,096,295	7,414,310
Distributions to shareholders	(68,474,197)	(85,467,263)

Share transactions
Proceeds from sales of shares	1,572,009,170	1,404,417,066
Reinvestment of distributions	67,366,811	84,724,456
Cost of shares redeemed	(483,378,945)	(734,401,848)

Net increase (decrease) in net assets resulting from share transactions	1,155,997,036	754,739,674
Total increase (decrease) in net assets	1,175,619,134	676,686,721

Net Assets
Beginning of period	2,496,986,387	1,820,299,666
End of period	$3,672,605,521	$2,496,986,387

Other Information
Shares
Sold	181,200,012	159,841,049
Issued in reinvestment of distributions	7,776,771	9,662,098
Redeemed	(56,167,577)	(83,442,462)
Net increase (decrease)	132,809,206	86,060,685

Financial Highlights
Fidelity® Total Bond K6 Fund

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$8.68	$9.03	$10.45	$10.82	$10.34	$9.73
Income from Investment Operations
Net investment income (loss) A,B	.206	.376	.248	.247	.293	.315
Net realized and unrealized gain (loss)	.044	(.357)	(1.388)	.013	.494	.610
Total from investment operations	.250	.019	(1.140)	.260	.787	.925
Distributions from net investment income	(.200)	(.369)	(.244)	(.240)	(.287)	(.315)
Distributions from net realized gain	-	-	(.036)	(.390)	(.020)	-
Total distributions	(.200)	(.369)	(.280)	(.630)	(.307)	(.315)
Net asset value, end of period	$8.73	$8.68	$9.03	$10.45	$10.82	$10.34
Total Return C,D	2.93%	.25%	(11.07)%	2.53%	7.77%	9.72%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.30% G,H	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30% G,H	.30%	.30%	.30%	.30%	.30%
Expenses net of all reductions	.30% G,H	.30%	.30%	.30%	.30%	.30%
Net investment income (loss)	4.81% G,H	4.30%	2.55%	2.37%	2.82%	3.20%
Supplemental Data
Net assets, end of period (000 omitted)	$3,672,606	$2,496,986	$1,820,300	$1,833,077	$1,647,610	$1,344,694
Portfolio turnover rate I	294% G	203%	108%	137%	167%	83%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024

1. Organization.
Fidelity Total Bond K6 Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Emerging Markets Debt Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Futures Restricted Securities	.02%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity International Credit Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.
			Foreign Securities Forward Foreign Currency Contracts Futures Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, capital loss carryforwards, market discount and losses deferred due to wash sales, futures contracts and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$26,918,755
Gross unrealized depreciation	(175,616,669)
Net unrealized appreciation (depreciation)	$(148,697,914)
Tax cost	$4,427,665,107

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(41,389,775)
Long-term	(41,578,894)
Total capital loss carryforward	$(82,968,669)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Total Bond K6 Fund
Credit Risk
Swaps	(28,761)	(310,318)
Total Credit Risk	(28,761)	(310,318)
Interest Rate Risk
Futures Contracts	(1,636,618)	741,560
Purchased Options	59,146	(8,353)
Swaps	(1,059,788)	453,051
Total Interest Rate Risk	(2,637,260)	1,186,258
Totals	(2,666,021)	875,940

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and  in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Bond K6 Fund	3,104,831,118	2,454,039,504
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Total Bond K6 Fund	$3,382	$-	$-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $5,187.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024

Fidelity® Total Bond K6 Fund	.30%
Actual		$ 1,000	$ 1,029.30	$ 1.51
Hypothetical-B		$ 1,000	$ 1,023.37	$ 1.51

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Total Bond K6 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity, and also considered the Investment Advisors' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary (subject to certain limited exceptions) fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2022 and below the competitive median of the total expense asset size peer group for 2022.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Board Approval of Investment Advisory Contracts
Fidelity Total Bond K6 Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	29,408,520,731.18	96.84
Withheld	958,659,352.64	3.16
TOTAL	30,367,180,083.82	100.00
Jennifer Toolin McAuliffe
Affirmative	29,484,249,185.02	97.09
Withheld	882,930,898.80	2.91
TOTAL	30,367,180,083.82	100.00
Christine J. Thompson
Affirmative	29,483,889,948.58	97.09
Withheld	883,290,135.24	2.91
TOTAL	30,367,180,083.82	100.00
Elizabeth S. Acton
Affirmative	29,471,265,000.64	97.05
Withheld	895,915,083.18	2.95
TOTAL	30,367,180,083.82	100.00
Laura M. Bishop
Affirmative	29,508,015,754.27	97.17
Withheld	859,164,329.55	2.83
TOTAL	30,367,180,083.82	100.00
Ann E. Dunwoody
Affirmative	29,470,432,034.14	97.05
Withheld	896,748,049.68	2.95
TOTAL	30,367,180,083.82	100.00
John Engler
Affirmative	29,326,181,411.39	96.57
Withheld	1,040,998,672.43	3.43
TOTAL	30,367,180,083.82	100.00
Robert F. Gartland
Affirmative	29,422,803,481.93	96.89
Withheld	944,376,601.89	3.11
TOTAL	30,367,180,083.82	100.00
Robert W. Helm
Affirmative	29,445,540,968.38	96.97
Withheld	921,639,115.44	3.03
TOTAL	30,367,180,083.82	100.00
Arthur E. Johnson
Affirmative	29,395,582,286.37	96.80
Withheld	971,597,797.45	3.20
TOTAL	30,367,180,083.82	100.00
Michael E. Kenneally
Affirmative	29,420,582,069.08	96.88
Withheld	946,598,014.74	3.12
TOTAL	30,367,180,083.82	100.00
Mark A. Murray
Affirmative	29,446,384,581.44	96.97
Withheld	920,795,502.38	3.03
TOTAL	30,367,180,083.82	100.00
Carol J. Zierhoffer
Affirmative	29,510,392,522.55	97.18
Withheld	856,787,561.27	2.82
TOTAL	30,367,180,083.82	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.9884014.106
TBDK6-SANN-0424
Fidelity® Series Government Bond Index Fund

Semi-Annual Report
February 29, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 29, 2024 (Unaudited)
Coupon Distribution (% of Fund's Investments)

0.01 - 0.99%	29.5
1 - 1.99%	23.2
2 - 2.99%	18.8
3 - 3.99%	14.4
4 - 4.99%	9.4
5 - 5.99%	1.8
6 - 6.99%	1.4
7 - 7.99%	0.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Asset Allocation (% of Fund's net assets)

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 99.2%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 2.4%
Fannie Mae:
0.5% 6/17/25	5,000	4,732
0.625% 4/22/25	814,000	775,277
0.875% 12/18/26	1,200,000	1,083,179
0.875% 8/5/30	1,057,000	851,602
1.625% 1/7/25	15,000	14,566
1.875% 9/24/26	674,000	631,759
2.125% 4/24/26	221,000	210,050
2.625% 9/6/24	9,000	8,880
5.625% 7/15/37	163,000	179,328
6.25% 5/15/29	71,000	77,328
7.125% 1/15/30	6,000	6,855
7.25% 5/15/30	866,000	1,002,231
Federal Farm Credit Bank:
0.72% 10/27/26	500,000	450,759
1% 10/7/26	1,000,000	912,906
1.3% 3/30/27	130,000	117,913
3% 8/3/26	1,560,000	1,503,157
4.25% 9/30/25	800,000	793,020
Federal Home Loan Bank:
1% 12/20/24	330,000	319,366
1% 3/23/26	994,500	923,179
1.25% 10/26/26	1,060,000	970,713
3.25% 11/16/28	1,850,000	1,770,908
5.5% 7/15/36	100,000	109,516
Freddie Mac:
0.375% 9/23/25	3,210,000	2,998,306
6.25% 7/15/32	585,000	663,017
6.75% 9/15/29	185,000	206,195
6.75% 3/15/31	173,000	197,769
Tennessee Valley Authority:
4.625% 9/15/60	2,440,000	2,286,555
4.875% 1/15/48	630,000	616,793
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		19,685,859
U.S. Treasury Obligations - 96.8%
U.S. Treasury Bonds:
1.125% 5/15/40	2,031,000	1,253,270
1.125% 8/15/40	1,674,000	1,022,840
1.25% 5/15/50	5,591,000	2,839,616
1.375% 11/15/40	12,447,000	7,904,817
1.375% 8/15/50	825,000	433,061
1.625% 11/15/50	10,124,000	5,685,654
1.75% 8/15/41	6,178,000	4,114,403
1.875% 2/15/41	3,726,000	2,567,592
1.875% 2/15/51	5,003,000	2,994,960
1.875% 11/15/51	4,779,000	2,847,239
2% 11/15/41	5,551,000	3,843,200
2% 2/15/50	5,143,000	3,202,120
2% 8/15/51	7,701,000	4,742,432
2.25% 5/15/41	3,180,000	2,321,897
2.25% 8/15/46	1,700,000	1,154,672
2.25% 8/15/49	3,614,000	2,393,287
2.25% 2/15/52	8,250,000	5,396,660
2.375% 2/15/42	9,280,000	6,817,900
2.375% 11/15/49	259,000	176,272
2.375% 5/15/51	5,419,000	3,656,767
2.5% 2/15/45	930,000	674,105
2.5% 2/15/46	2,660,000	1,909,173
2.75% 8/15/42	3,058,000	2,379,148
2.75% 11/15/42	370,000	286,707
2.75% 8/15/47	9,501,000	7,061,544
2.75% 11/15/47	450,000	333,896
2.875% 5/15/43	4,159,000	3,273,425
2.875% 8/15/45	66,000	50,967
2.875% 11/15/46	2,801,000	2,142,984
2.875% 5/15/49	1,225,000	926,263
2.875% 5/15/52	6,670,000	5,022,302
3% 5/15/42	3,768,000	3,054,288
3% 11/15/44	265,000	210,178
3% 5/15/45	303,000	239,583
3% 11/15/45	3,672,000	2,893,565
3% 2/15/47	5,955,000	4,652,111
3% 5/15/47	8,000	6,243
3% 2/15/48	1,326,000	1,030,395
3% 8/15/48	519,000	402,732
3% 8/15/52	8,700,000	6,725,848
3.125% 11/15/41	500,000	416,270
3.125% 2/15/43	137,000	112,436
3.125% 8/15/44	533,000	432,417
3.125% 5/15/48	5,311,000	4,219,963
3.25% 5/15/42	2,120,000	1,782,788
3.375% 8/15/42	3,690,000	3,155,815
3.375% 5/15/44	3,819,000	3,228,696
3.375% 11/15/48	710,000	589,882
3.625% 8/15/43	2,541,000	2,240,050
3.625% 2/15/44	700,000	615,398
3.625% 2/15/53	1,480,000	1,293,959
3.625% 5/15/53	1,040,000	909,919
3.75% 8/15/41	275,000	250,916
3.75% 11/15/43	4,495,000	4,030,048
3.875% 8/15/40	2,366,000	2,212,949
3.875% 2/15/43	480,000	439,444
4% 11/15/42	1,710,000	1,596,245
4% 11/15/52	4,980,000	4,662,914
4.125% 8/15/53	1,190,000	1,139,239
4.25% 11/15/40	92,000	89,948
4.25% 2/15/54	1,910,000	1,874,188
4.375% 2/15/38	410,000	414,805
4.375% 11/15/39	523,000	522,918
4.375% 8/15/43	1,570,000	1,537,128
4.5% 2/15/36	1,391,000	1,439,468
4.5% 2/15/44	1,040,000	1,039,675
4.625% 2/15/40	1,569,000	1,611,902
4.75% 2/15/41	12,000	12,446
4.75% 11/15/53	750,000	797,930
5% 5/15/37	1,471,000	1,588,048
5.25% 11/15/28	2,005,000	2,085,278
5.25% 2/15/29	8,264,000	8,632,006
5.5% 8/15/28	1,727,000	1,810,989
6.125% 8/15/29	2,533,000	2,751,966
6.25% 5/15/30	6,070,000	6,715,886
6.5% 11/15/26	980,000	1,030,952
U.S. Treasury Notes:
0.25% 5/31/25	16,515,000	15,589,257
0.25% 6/30/25	273,000	256,897
0.25% 7/31/25	5,195,000	4,871,530
0.25% 8/31/25	18,360,000	17,161,580
0.25% 9/30/25	7,888,000	7,348,781
0.25% 10/31/25	1,882,000	1,747,466
0.375% 4/30/25	7,678,000	7,284,802
0.375% 11/30/25	1,170,000	1,085,449
0.375% 12/31/25 (b)	10,554,000	9,764,099
0.375% 1/31/26	10,300,000	9,497,727
0.375% 7/31/27	23,102,000	20,190,781
0.375% 9/30/27	1,530,000	1,329,725
0.5% 3/31/25	3,222,000	3,070,717
0.5% 2/28/26	8,512,000	7,847,665
0.5% 4/30/27	8,887,000	7,873,674
0.5% 5/31/27	5,115,000	4,517,184
0.5% 6/30/27	4,825,000	4,249,581
0.5% 8/31/27	4,183,000	3,662,739
0.5% 10/31/27	5,860,000	5,101,405
0.625% 7/31/26	8,550,000	7,795,195
0.625% 3/31/27	4,626,000	4,128,344
0.625% 11/30/27	6,368,000	5,556,577
0.625% 12/31/27	2,957,000	2,572,128
0.625% 5/15/30	3,797,000	3,048,131
0.625% 8/15/30	11,548,000	9,193,291
0.75% 3/31/26	10,784,000	9,970,988
0.75% 4/30/26	15,816,000	14,580,993
0.75% 5/31/26	7,190,000	6,609,745
0.75% 8/31/26	9,102,000	8,302,731
0.75% 1/31/28	2,797,000	2,439,071
0.875% 6/30/26	14,716,000	13,540,445
0.875% 9/30/26	256,000	233,800
0.875% 11/15/30	16,129,000	12,981,955
1% 7/31/28	1,010,000	877,122
1.125% 2/28/25	8,947,000	8,607,993
1.125% 10/31/26	3,400,000	3,116,180
1.125% 2/28/27	5,768,000	5,240,769
1.125% 8/31/28	1,748,000	1,523,082
1.125% 2/15/31	9,749,000	7,949,624
1.25% 11/30/26	2,098,000	1,925,407
1.25% 12/31/26	1,130,000	1,035,318
1.25% 3/31/28	1,660,000	1,470,851
1.25% 4/30/28	7,533,000	6,658,760
1.25% 5/31/28	9,250,000	8,159,873
1.25% 6/30/28	14,120,000	12,427,806
1.25% 9/30/28	2,220,000	1,941,373
1.25% 8/15/31	5,604,000	4,536,175
1.375% 1/31/25	3,446,000	3,332,120
1.375% 8/31/26	5,158,000	4,780,418
1.375% 10/31/28	3,480,000	3,055,739
1.375% 12/31/28	8,811,000	7,704,462
1.375% 11/15/31	10,563,000	8,573,773
1.5% 10/31/24	641,000	625,551
1.5% 2/15/25	4,890,000	4,725,536
1.5% 8/15/26	192,000	178,673
1.5% 1/31/27	4,376,000	4,028,313
1.5% 11/30/28	14,516,000	12,797,328
1.5% 2/15/30	7,882,000	6,742,805
1.625% 2/15/26	10,000	9,441
1.625% 5/15/26	542,000	508,718
1.625% 9/30/26	199,000	185,396
1.625% 10/31/26	3,500,000	3,251,719
1.625% 8/15/29	908,000	794,287
1.625% 5/15/31	12,303,000	10,309,049
1.75% 12/31/24	3,061,000	2,977,420
1.75% 1/31/29	1,050,000	933,434
1.75% 11/15/29	2,449,000	2,148,137
1.875% 7/31/26	105,000	98,708
1.875% 2/28/27	4,800,000	4,459,500
1.875% 2/28/29	100,000	89,301
1.875% 2/15/32	6,160,000	5,171,513
2% 2/15/25	56,000	54,381
2% 8/15/25	6,432,000	6,179,242
2% 11/15/26	2,652,000	2,487,390
2.125% 5/15/25	734,000	710,174
2.25% 11/15/24	196,000	192,026
2.25% 2/15/27	1,829,000	1,719,689
2.25% 8/15/27	1,597,000	1,489,203
2.25% 11/15/27	1,113,000	1,033,655
2.375% 8/15/24	200,000	197,367
2.375% 4/30/26	626,000	597,781
2.375% 5/15/27	4,000	3,760
2.375% 3/31/29	3,930,000	3,591,498
2.375% 5/15/29	3,505,000	3,197,080
2.5% 2/28/26	1,670,000	1,603,070
2.625% 3/31/25	1,463,000	1,426,654
2.625% 12/31/25	10,697,000	10,313,830
2.625% 1/31/26	4,318,000	4,159,280
2.625% 5/31/27	3,380,000	3,199,381
2.625% 2/15/29	4,831,000	4,476,412
2.625% 7/31/29	1,681,000	1,548,162
2.75% 2/28/25	971,000	949,456
2.75% 6/30/25	1,403,000	1,365,349
2.75% 8/31/25	17,000	16,495
2.75% 7/31/27	4,416,000	4,188,990
2.75% 2/15/28	1,089,000	1,026,723
2.75% 5/31/29	880,000	817,472
2.75% 8/15/32	6,420,000	5,731,605
2.875% 4/30/25	47,000	45,904
2.875% 5/31/25	104,000	101,461
2.875% 7/31/25	3,667,000	3,569,309
2.875% 11/30/25	629,000	609,712
2.875% 5/15/28	5,922,000	5,595,596
2.875% 8/15/28	13,312,000	12,545,520
2.875% 4/30/29	3,060,000	2,863,132
2.875% 5/15/32	7,910,000	7,149,280
3% 9/30/25	2,655,000	2,583,647
3% 10/31/25	9,000	8,750
3.125% 8/15/25	270,000	263,619
3.125% 8/31/27	4,070,000	3,905,451
3.125% 11/15/28	4,238,000	4,029,080
3.125% 8/31/29	2,850,000	2,689,688
3.25% 6/30/27	3,060,000	2,953,498
3.25% 6/30/29	8,430,000	8,019,038
3.375% 5/15/33	8,390,000	7,826,952
3.5% 9/15/25	4,690,000	4,599,681
3.5% 1/31/30	1,560,000	1,496,686
3.5% 2/15/33	8,820,000	8,320,085
3.625% 3/31/30	4,420,000	4,265,300
3.75% 6/30/30	2,020,000	1,960,584
3.875% 11/30/27	1,690,000	1,661,943
3.875% 12/31/27	5,820,000	5,721,841
3.875% 11/30/29	930,000	910,928
3.875% 12/31/29	1,410,000	1,380,754
3.875% 8/15/33	6,030,000	5,850,042
4% 2/15/26	5,430,000	5,365,307
4% 2/29/28	2,430,000	2,400,100
4% 10/31/29	5,800,000	5,717,305
4% 2/15/34	4,050,000	3,970,898
4.125% 10/31/27	10,520,000	10,433,703
4.125% 11/15/32	5,250,000	5,194,424
4.25% 10/15/25	830,000	823,321
4.25% 1/31/26	5,050,000	5,012,322
4.25% 2/28/31	2,280,000	2,277,595
4.375% 8/31/28	2,290,000	2,297,335
4.5% 11/15/33	7,970,000	8,120,683
4.625% 9/30/30	1,630,000	1,661,709
4.875% 10/31/28	2,030,000	2,079,640
4.875% 10/31/30	770,000	795,988
TOTAL U.S. TREASURY OBLIGATIONS		781,639,060
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $875,383,161)		801,324,919

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	3,938,393	3,939,181
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	7,977,837	7,978,635
TOTAL MONEY MARKET FUNDS (Cost $11,917,816)		11,917,816

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $887,300,977)	813,242,735
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(5,978,530)
NET ASSETS - 100.0%	807,264,205

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,506,491	38,845,615	37,412,925	61,067	-	-	3,939,181	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	204,375	31,362,188	23,587,928	1,408	-	-	7,978,635	0.0%
Total	2,710,866	70,207,803	61,000,853	62,475	-	-	11,917,816

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	801,324,919	-	801,324,919	-

Money Market Funds	11,917,816	11,917,816	-	-
Total Investments in Securities:	813,242,735	11,917,816	801,324,919	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,811,126) - See accompanying schedule:
Unaffiliated issuers (cost $875,383,161)	$801,324,919
Fidelity Central Funds (cost $11,917,816)	11,917,816

Total Investment in Securities (cost $887,300,977)		$813,242,735
Receivable for investments sold		15,839,371
Receivable for fund shares sold		17,714,107
Interest receivable		3,355,287
Distributions receivable from Fidelity Central Funds		13,565
Total assets		850,165,065
Liabilities
Payable for investments purchased	$20,137,525
Payable for fund shares redeemed	14,781,031
Distributions payable	246
Other payables and accrued expenses	3,423
Collateral on securities loaned	7,978,635
Total Liabilities		42,900,860
Net Assets		$807,264,205
Net Assets consist of:
Paid in capital		$905,404,559
Total accumulated earnings (loss)		(98,140,354)
Net Assets		$807,264,205
Net Asset Value, offering price and redemption price per share ($807,264,205 ÷ 89,027,444 shares)		$9.07
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Interest		$12,012,260
Income from Fidelity Central Funds (including $1,408 from security lending)		62,475
Total Income		12,074,735
Expenses
Custodian fees and expenses	$4,178
Independent trustees' fees and expenses	1,238
Total Expenses		5,416
Net Investment income (loss)		12,069,319
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,726,913)
Total net realized gain (loss)		(3,726,913)
Change in net unrealized appreciation (depreciation) on investment securities		5,405,372
Net gain (loss)		1,678,459
Net increase (decrease) in net assets resulting from operations		$13,747,778
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,069,319	$16,468,412
Net realized gain (loss)	(3,726,913)	(9,872,885)
Change in net unrealized appreciation (depreciation)	5,405,372	(19,174,841)
Net increase (decrease) in net assets resulting from operations	13,747,778	(12,579,314)
Distributions to shareholders	(12,069,126)	(16,468,381)

Share transactions
Proceeds from sales of shares	123,650,309	278,231,194
Reinvestment of distributions	12,068,752	16,432,999
Cost of shares redeemed	(85,489,661)	(100,002,628)

Net increase (decrease) in net assets resulting from share transactions	50,229,400	194,661,565
Total increase (decrease) in net assets	51,908,052	165,613,870

Net Assets
Beginning of period	755,356,153	589,742,283
End of period	$807,264,205	$755,356,153

Other Information
Shares
Sold	13,689,538	30,192,350
Issued in reinvestment of distributions	1,339,000	1,787,752
Redeemed	(9,438,079)	(10,873,343)
Net increase (decrease)	5,590,459	21,106,759

Financial Highlights
Fidelity® Series Government Bond Index Fund

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.05	$9.46	$10.73	$11.23	$10.76	$10.00
Income from Investment Operations
Net investment income (loss) A,B	.139	.228	.133	.118	.197	.239
Net realized and unrealized gain (loss)	.020	(.412)	(1.270)	(.323)	.504	.782
Total from investment operations	.159	(.184)	(1.137)	(.205)	.701	1.021
Distributions from net investment income	(.139)	(.226)	(.133)	(.125)	(.200)	(.261)
Distributions from net realized gain	-	-	-	(.170)	(.031)	-
Total distributions	(.139)	(.226)	(.133)	(.295)	(.231)	(.261)
Net asset value, end of period	$9.07	$9.05	$9.46	$10.73	$11.23	$10.76
Total Return C,D	1.78%	(1.96)%	(10.66)%	(1.85)%	6.60%	10.40%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-% H	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	3.11% H	2.48%	1.32%	1.11%	1.80%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$807,264	$755,356	$589,742	$570,934	$240,514	$138,041
Portfolio turnover rate I	22% H	26%	41%	23%	37%	59%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount represents less than .005%.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024

1. Organization.
Fidelity Series Government Bond Index Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,161,203
Gross unrealized depreciation	(75,529,895)
Net unrealized appreciation (depreciation)	$(74,368,692)
Tax cost	$887,611,427

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(5,843,550)
Long-term	(14,137,253)
Total capital loss carryforward	$(19,980,803)
4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Government Bond Index Fund	$157	$-	$-

7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024

Fidelity® Series Government Bond Index Fund	-%-D
Actual		$ 1,000	$ 1,017.80	$-E
Hypothetical-B		$ 1,000	$ 1,024.86	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Government Bond Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through December 31, 2025.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Board Approval of Investment Advisory Contracts
Fidelity Series Government Bond Index Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	29,408,520,731.18	96.84
Withheld	958,659,352.64	3.16
TOTAL	30,367,180,083.82	100.00
Jennifer Toolin McAuliffe
Affirmative	29,484,249,185.02	97.09
Withheld	882,930,898.80	2.91
TOTAL	30,367,180,083.82	100.00
Christine J. Thompson
Affirmative	29,483,889,948.58	97.09
Withheld	883,290,135.24	2.91
TOTAL	30,367,180,083.82	100.00
Elizabeth S. Acton
Affirmative	29,471,265,000.64	97.05
Withheld	895,915,083.18	2.95
TOTAL	30,367,180,083.82	100.00
Laura M. Bishop
Affirmative	29,508,015,754.27	97.17
Withheld	859,164,329.55	2.83
TOTAL	30,367,180,083.82	100.00
Ann E. Dunwoody
Affirmative	29,470,432,034.14	97.05
Withheld	896,748,049.68	2.95
TOTAL	30,367,180,083.82	100.00
John Engler
Affirmative	29,326,181,411.39	96.57
Withheld	1,040,998,672.43	3.43
TOTAL	30,367,180,083.82	100.00
Robert F. Gartland
Affirmative	29,422,803,481.93	96.89
Withheld	944,376,601.89	3.11
TOTAL	30,367,180,083.82	100.00
Robert W. Helm
Affirmative	29,445,540,968.38	96.97
Withheld	921,639,115.44	3.03
TOTAL	30,367,180,083.82	100.00
Arthur E. Johnson
Affirmative	29,395,582,286.37	96.80
Withheld	971,597,797.45	3.20
TOTAL	30,367,180,083.82	100.00
Michael E. Kenneally
Affirmative	29,420,582,069.08	96.88
Withheld	946,598,014.74	3.12
TOTAL	30,367,180,083.82	100.00
Mark A. Murray
Affirmative	29,446,384,581.44	96.97
Withheld	920,795,502.38	3.03
TOTAL	30,367,180,083.82	100.00
Carol J. Zierhoffer
Affirmative	29,510,392,522.55	97.18
Withheld	856,787,561.27	2.82
TOTAL	30,367,180,083.82	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.9891226.105
XGB-SANN-0424

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Income Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2024